January 4, 2011

Dear Shareholder,

On June 1, Invesco completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments.

The Invesco and Van Kampen/Morgan Stanley retail investment capabilities were highly complementary, enabling Invesco to provide a more balanced product offering to Invesco Funds’ shareholders. As a result of the combination, Invesco gained investment talent for a number of investment strategies, including U.S. Value Equity, U.S. Small Cap Growth Equity, Tax-Free Municipals, Bank Loans and others. With this enhanced expertise and a comprehensive range of diverse investment capabilities, Invesco is better positioned than ever to meet the needs of investors across the U.S. and around the globe.

Since June 1, Invesco has been conducting a comprehensive review of its product line to sharpen its offerings to investors. A key goal of this effort is to reduce overlap and enhance efficiency across the product line for the benefit of Invesco Funds’ shareholders and Invesco.

As the next step in the process of integrating the combined business, the Invesco Funds’ Boards have approved a realignment of fund offerings, subject to shareholder approval. If approved by shareholders, the proposed realignment will:

•	Distinguish and emphasize Invesco’s most compelling investment processes and strategies;

•	Reduce overlap in the product lineup; and

•	Build a solid foundation for further growth to meet client and shareholder needs.

In addition, most Funds will continue to be managed by their existing investment management teams post-reorganization and many shareholders will experience a reduction in total expense ratio, decreasing the cost of their investment. In cases where management fee expenses are scheduled to increase as a result of a proposed reorganization, Invesco has instituted a cap on the total expense ratio of the Acquiring Fund intended to provide an expense ratio that is at or near the lowest current expense ratio of all Target Funds in each proposed set of reorganizations (excluding certain investment-related costs) for a period of time post reorganization.

The independent trustees of your Board believe that the reorganization proposed in this proxy is in the best interest of your Fund and the attached proxy seeks your vote in favor of the proposed reorganization.

Your vote is important. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. If you attend the meeting, you may vote your shares in person. If you expect to attend the meeting in person, or have questions, please notify us by calling 1-800-952-3502. You may also vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, Computershare Fund Services, Inc., reminding you to vote your shares.

Sincerely,

Mr. Philip Taylor
President and Principal Executive Officer

AGS-PXY-1

AIM Growth Series (Invesco Growth Series)

11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on April 1, 2011

A joint special meeting (the “Meeting”) of the shareholders of those series of AIM Growth Series (Invesco Growth Series) (the “Trust”) identified below as the “Target Funds” will be held on April 1, 2011 at 3:00 p.m., Central time, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 to vote on the following proposal:

To approve an Agreement and Plan of Reorganization between each Target Fund listed below and the corresponding “Acquiring Fund” listed below, each a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The Target Funds and their corresponding Acquiring Funds involved in each proposed Reorganization are:

Target Funds	Corresponding Acquiring Funds
Invesco Moderate Growth Allocation Fund	Invesco Growth Allocation Fund
Invesco Van Kampen Asset Allocation Growth Fund

Invesco Van Kampen Asset Allocation Moderate Fund	Invesco Moderate Allocation Fund

Invesco Conservative Allocation Fund	Invesco Moderately Conservative Allocation Fund
Invesco Van Kampen Asset Allocation Conservative Fund

Shareholders of record as of the close of business on January 14, 2011 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting. Shareholders of each Target Fund will vote separately on the proposal, and the proposal will be effected as to a particular Target Fund only if that Fund’s shareholders approve the proposal.

The Board of Trustees of the Trust (the “Board”) requests that you vote your shares by completing the enclosed proxy card and returning it (them) in the enclosed postage paid return envelope, or by voting by telephone or via the internet using the instructions on the proxy card.

The Board recommends that you cast your vote FOR the above proposal as described further in the Joint Proxy Statement/Prospectus.

Some shareholders own shares of more than one Target Fund and may receive proxy cards or proxy materials for each such Target Fund. Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares you own.

Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Meeting in person.

Mr. Philip Taylor
President and Principal Executive Officer

January 4, 2011

AIM Growth Series (Invesco Growth Series)

11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246

JOINT PROXY STATEMENT/PROSPECTUS
January 4, 2011

Introduction

This Joint Proxy Statement/Prospectus contains information that shareholders of each series of AIM Growth Series (Invesco Growth Series) (the “Trust”) listed below as the “Target Funds” should know before voting on the proposed reorganizations that are described herein, and should be retained for future reference. This document is both the proxy statement of the Target Funds and a prospectus for the corresponding “Acquiring Funds” listed below. Each Target Fund and Acquiring Fund is a series of the Trust, a registered open-end management investment company. The Target Funds and the Acquiring Funds collectively are referred to as the “Funds” and individually as a “Fund.”

Target Funds	Corresponding Acquiring Funds
Invesco Moderate Growth Allocation Fund	Invesco Growth Allocation Fund
Invesco Van Kampen Asset Allocation Growth Fund

Invesco Van Kampen Asset Allocation Moderate Fund	Invesco Moderate Allocation Fund

Invesco Conservative Allocation Fund	Invesco Moderately Conservative Allocation Fund
Invesco Van Kampen Asset Allocation Conservative Fund

A joint special meeting of the shareholders of the Target Funds (the “Meeting”) will be held at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046 on April 1, 2011 at 3:00 p.m., Central time. At the Meeting, shareholders of each Target Fund will be asked to consider the following proposal:

To approve an Agreement and Plan of Reorganization between each Target Fund and the corresponding Acquiring Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The total value of the Acquiring Fund shares of each class that shareholders of the corresponding Target Fund(s) will receive in a Reorganization will be the same as the total value of the shares of the corresponding class of the Target Fund that such shareholders held immediately prior to the Reorganization. Each Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganizations.

The Board of Trustees of the Trust (the “Board”) has fixed the close of business on January 14, 2011 as the record date (“Record Date”) for the determination of shareholders entitled to notice of and to vote at the Meeting and at any adjournment thereof. Shareholders of each Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share). This Joint Proxy Statement/Prospectus, the Notice of Joint Special Meeting of Shareholders and proxy cards will be mailed on or about January 24, 2011 to all shareholders eligible to vote on the Agreement and Plan of Reorganization (the “Agreement”).

The Board has approved the Agreement and has determined that the Reorganization is in the best interest of each Target Fund and Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Funds or the Acquiring Funds. If shareholders of a Target Fund do not approve the Agreement, the Board will consider what further action is appropriate for that Fund.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Funds;

•	Annual and semi-annual reports to shareholders of the Target Funds and the Acquiring Funds; and

•	Statements of Additional Information (“SAIs”) for the Target Funds and the Acquiring Funds.

These documents are on file with the U.S. Securities and Exchange Commission (the “SEC”). The current prospectuses of the Target Funds are incorporated herein by reference and are legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund that corresponds to the Target Fund you own accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus. The Target Fund prospectuses, the most recent annual reports to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual reports to shareholders of the Target Funds have been previously mailed to shareholders and are available on the Target Funds’ website at www.invesco.com/us.

Copies of all of these documents are available upon request without charge by visiting or writing to the Target Funds, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 959-4246.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, NE, Washington, DC 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-1520.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Joint Proxy Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations

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PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of each Target Fund are being asked to consider and approve the Agreement and Plan of Reorganization (the “Agreement”) that will have the effect of reorganizing the Target Fund with and into the corresponding Acquiring Fund, as summarized below. The Agreement provides for (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the corresponding Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Joint Proxy Statement/Prospectus, in the Agreement, and/or in the Prospectuses and SAIs of the Funds. Shareholders should carefully read the entire Joint Proxy Statement/Prospectus and the prospectus of the corresponding Acquiring Fund for more complete information.

On what am I being asked to vote?

As a shareholder of a Target Fund you are being asked to consider and vote to approve the Agreement under which the assets and liabilities of the Target Fund will be transferred to the corresponding Acquiring Fund.

If shareholders of a Target Fund approve the Agreement, shares of each class of the Target Fund will be exchanged for Acquiring Fund shares of the corresponding class of equal value, which will result in your holding shares of the Acquiring Fund equal to the value of your shares of the corresponding class of the Target Fund, and the Target Fund will be liquidated and terminated.

Has my Fund’s Board of Trustees approved the Reorganization?

Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganizations. The Board recommends that shareholders of each Target Fund vote in favor of the Reorganization.

What are the reasons for the proposed Reorganizations?

On June 1, 2010, Invesco Ltd. (“Invesco”), the indirect parent company of Invesco Advisers, Inc., the Funds’ investment adviser (“Invesco Advisers”), acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled the company to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganizations proposed in this Joint Proxy Statement/Prospectus are part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.

In considering the Reorganizations and the Agreement, the Board considered these and other factors in concluding that the Reorganizations would be in the best interest of the Funds. The Board’s considerations are described in more detail below under “THE PROPOSED REORGANIZATIONS — Board Considerations in Approving the Reorganizations” section below.

What effect will a Reorganization have on me as a shareholder?

Immediately after a Reorganization, you will hold shares of a class of the corresponding Acquiring Fund that are equal in value to the shares of the same class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Funds and the corresponding Acquiring Funds are described in this Joint Proxy Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Joint Proxy Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization, if approved.

How do the Funds’ investment objectives, principal investment strategies and risks compare?

Investment Objectives

The Target Funds and their corresponding Acquiring Funds have generally similar investment objectives, as described in the table below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.

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Investment Objectives

Target Fund	Corresponding Acquiring Fund

Invesco Moderate Growth Allocation Fund (Moderate Growth Fund) Long-term growth of capital consistent with a higher level of risk relative to the broad stock market.	Invesco Growth Allocation Fund (Growth Fund) Long-term growth of capital consistent with a higher level of risk relative to the broad stock market.
Invesco Van Kampen Asset Allocation Growth Fund (VK Growth Fund) High level of long-term total return, consistent with a high level of risk.

Invesco Van Kampen Asset Allocation Moderate Fund (VK Moderate Fund) High level of long-term total return, consistent with a moderate level of risk.	Invesco Moderate Allocation Fund (Moderate Fund) Total return consistent with a moderate level of risk relative to the broad stock market.

Invesco Conservative Allocation Fund (Conservative Fund)
Total return consistent with a lower level of risk relative to the broad stock market.

Invesco Van Kampen Asset Allocation Conservative Fund (VK Conservative Fund)
High level of long-term total return, consistent with a low level of risk.	Invesco Moderately Conservative Allocation Fund (Moderately Conservative Fund) Total return consistent with a lower level of risk relative to the broad stock market.

Principal Investment Strategies and Risks

The principal investment strategies of the Acquiring Funds are substantially similar to the principal investment strategies of the corresponding Target Funds. Each Fund is structured as a fund of funds, meaning that it seeks to achieve its investment objective by investing principally in shares of other funds advised by Invesco Advisers (the “underlying funds”). As a result, each Fund is subject to the same investment risks as the underlying funds in which it invests. To the extent an Acquiring Fund and its corresponding Target Fund(s) invest in different underlying funds or in different amounts in the same underlying funds, the risks of any one Acquiring Fund may be somewhat different than the risk of owning the corresponding Target Fund. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of each Target Fund and its corresponding Acquiring Fund and highlight certain key differences.

How do the Funds’ expenses compare?

The tables below provide a summary comparison of the expenses of each Target Fund and its corresponding Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization. The pro forma expense ratios show projected anticipated expenses but actual expenses may be greater or less than those shown. Note that pro forma total expenses, before waivers, of each Class of shares of the Growth Fund (Acquiring Fund), except for Institutional Class shares, are expected to be higher than the total expenses of the corresponding Class of shares of the Moderate Growth Fund (Target Fund). The pro forma total expenses, after fee waivers and/or expense reimbursement, of each Class of shares of the Growth Fund (Acquiring Fund) are expected to be higher than the total expenses of the corresponding Class of shares of the Moderate Growth Fund (Target Fund). In addition, note that pro forma total expenses, before waivers, of the Institutional Class shares of the Conservative Fund (Target Fund) are expected to be higher than the Institutional Class shares of the Moderately Conservative Fund (Acquiring Fund). The pro forma total expenses, after fee waivers and/or expense reimbursement, of each Class of shares of the VK Conservative Fund (Target Fund) are expected to be higher than the corresponding Class of shares of the Moderately Conservative Fund (Acquiring Fund).

None of the Reorganizations are contingent upon shareholder approval of any other Reorganization. For Reorganizations where two Target Funds are proposed to reorganize with and into a single Acquiring Fund, it is anticipated that the lowest expense ratio on a pro forma basis will be achieved for the Acquiring Fund if all of the Reorganizations are approved and implemented. For the Growth Fund, the highest expense ratio will result if the VK Growth Fund is the only Target Fund that participates in the Reorganization with the Growth Fund. The range of impact to the Fund expenses is reflected in the expense tables below which provide highest and lowest projected expense ratios for the corresponding classes of the Acquiring Fund. For the Moderately Conservative Fund, because of the expense cap in place for such Fund, the effects on expenses for all possible combinations are not illustrated in the expense tables below and the pro forma information assumes that both of the proposed Reorganizations with the Moderately Conservative Fund have been approved and implemented.

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Expense Tables and Expense Examples

Moderate Growth Fund and VK Growth Fund (Target Funds) into Growth Fund (Acquiring Fund)*

	Actual						Pro Forma
									Growth Fund
							Growth Fund		(assumes only
	Moderate		VK Growth				(assumes both		Reorganization with
	Growth Fund		Fund		Growth Fund		Reorganizations		VK Growth Fund is
	(Target Fund)		(Target Fund)		(Acquiring Fund)		are completed)		completed)
	Class A		Class A		Class A		Class A		Class A

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		5.50%		5.50%		5.50%
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		0.15%		None		None		None
Distribution and Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%		0.25%
Other Expenses	0.37%		0.44	%(1)	0.43%		0.40%		0.43%
Acquired Fund Fees and Expenses	0.74%		0.75	%(1)	0.77%		0.77%		0.77%
Total Annual Fund Operating Expenses	1.36%		1.59	%(1)	1.45%		1.42%		1.45%

Fee Waiver and/or Expense Reimbursement	0.25	%(2)	0.44	%(3)	0.22	%(2)	0.28	%(4)	0.28	%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11%		1.15%		1.23%		1.14%		1.17%

	Actual						Pro Forma
									Growth Fund
							Growth Fund		(assumes only
	Moderate		VK Growth				(assumes both		Reorganization with
	Growth Fund		Fund		Growth Fund		Reorganizations are		VK Growth Fund is
	(Target Fund)		(Target Fund)		(Acquiring Fund)		completed)		completed)
	Class B		Class B		Class B		Class B		Class B

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%		5.00%		5.00%		5.00%		5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		0.15%		None		None		None
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%		1.00%
Other Expenses	0.37%		0.44	%(1)	0.43%		0.40%		0.43%
Acquired Fund Fees and Expenses	0.74%		0.75	%(1)	0.77%		0.77%		0.77%
Total Annual Fund Operating Expenses	2.11%		2.34	%(1)	2.20%		2.17%		2.20%

Fee Waiver and/or Expense Reimbursement	0.25	%(2)	0.44	%(3)	0.22	%(2)	0.28	%(4)	0.28	%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.86%		1.90%		1.98%		1.89%		1.92%

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	Actual						Pro Forma
									Growth Fund
							Growth Fund		(assumes only
	Moderate		VK Growth				(assumes both		Reorganization with
	Growth Fund		Fund		Growth Fund		Reorganizations are		VK Growth Fund is
	(Target Fund)		(Target Fund)		(Acquiring Fund)		completed)		completed)
	Class C		Class C		Class C		Class C		Class C

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%		1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		0.15%		None		None		None
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%		1.00%
Other Expenses	0.37%		0.44	%(1)	0.43%		0.40%		0.43%
Acquired Fund Fees and Expenses	0.74%		0.75	%(1)	0.77%		0.77%		0.77%
Total Annual Fund Operating Expenses	2.11%		2.34	%(1)	2.20%		2.17%		2.20%

Fee Waiver and/or Expense Reimbursement	0.25	%(2)	0.44	%(3)	0.22	%(2)	0.28	%(4)	0.28	%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.86%		1.90%		1.98%		1.89%		1.92%

	Actual				Pro Forma
	Moderate				Growth Fund
	Growth Fund		Growth Fund		(assumes both Reorganizations are
	(Target Fund)		(Acquiring Fund)		completed)
	Class R†		Class R†		Class R†

Shareholder Fees (Fees paid directly from your investment) Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	0.50%		0.50%		0.50%
Other Expenses	0.37%		0.43%		0.40%
Acquired Fund Fees and Expenses	0.74%		0.77%		0.77%
Total Annual Fund Operating Expenses	1.61%		1.70%		1.67%

Fee Waiver and/or Expense Reimbursement	0.25	%(2)	0.22	%(2)	0.28	%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.36%		1.48%		1.39%

†	The VK Growth Fund does not offer this share class and, therefore, is not included in this table.

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	Actual						Pro Forma
									Growth Fund
							Growth Fund		(assumes only
	Moderate		VK Growth				(assumes both		Reorganization with
	Growth Fund		Fund		Growth Fund		Reorganizations are		VK Growth Fund is
	(Target Fund)		(Target Fund)		(Acquiring Fund)		completed)		completed)
	Class Y		Class Y		Class Y		Class Y		Class Y

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		0.15%		None		None		None
Distribution and Service (12b-1) Fees	None		None		None		None		None
Other Expenses	0.37%		0.44	%(1)	0.43%		0.40%		0.43%
Acquired Fund Fees and Expenses	0.74%		0.75	%(1)	0.77%		0.77%		0.77%
Total Annual Fund Operating Expenses	1.11%		1.34	%(1)	1.20%		1.17%		1.20%

Fee Waiver and/or Expense Reimbursement	0.25	%(2)	0.44	%(3)	0.22	%(2)	0.28	%(4)	0.28	%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%		0.90%		0.98%		0.89%		0.92%

	Actual				Pro Forma
	Moderate				Growth Fund
	Growth Fund		Growth Fund		(assumes both Reorganizations
	(Target Fund)		(Acquiring Fund)		are completed)
	Institutional Class†		Institutional Class†		Institutional Class†

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	None		None		None
Other Expenses	0.21%		0.16%		0.17%
Acquired Fund Fees and Expenses	0.74%		0.77%		0.77%
Total Annual Fund Operating Expenses	0.95%		0.93%		0.94%

Fee Waiver and/or Expense Reimbursement	0.08	%(2)	0.00	%(2)	0.05	%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.87%		0.93%		0.89%

†	The VK Growth Fund does not offer this share class and, therefore, is not included in this table.

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VK Moderate Fund (Target Fund) into Moderate Fund (Acquiring Fund)*

	Actual				Pro Forma
	VK Moderate				Moderate Fund
	Fund		Moderate Fund		(assumes Reorganization is
	(Target Fund)		(Acquiring Fund)		completed)
	Class A		Class A		Class A

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		5.50%
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%		None		None
Distribution and Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.29	%(1)	0.32%		0.30%
Acquired Fund Fees and Expenses	0.69	%(1)	0.71%		0.71%
Total Annual Fund Operating Expenses	1.38	%(1)	1.28%		1.26%

Fee Waiver and/or Expense Reimbursement	0.29	%(3)	0.20	%(2)	0.18	%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%		1.08%		1.08%

	Actual				Pro Forma
	VK Moderate				Moderate Fund
	Fund		Moderate Fund		(assumes Reorganization is
	(Target Fund)		(Acquiring Fund)		completed)
	Class B		Class B		Class B

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%		5.00%		5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%		None		None
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.29	%(1)	0.32%		0.30%
Acquired Fund Fees and Expenses	0.69	%(1)	0.71%		0.71%
Total Annual Fund Operating Expenses	2.13	%(1)	2.03%		2.01%

Fee Waiver and/or Expense Reimbursement	0.29	%(3)	0.20	%(2)	0.18	%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.84%		1.83%		1.83%

	Actual				Pro Forma
	VK Moderate				Moderate Fund
	Fund		Moderate Fund		(assumes Reorganization is
	(Target Fund)		(Acquiring Fund)		completed)
	Class C		Class C		Class C

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%		None		None
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.29	%(1)	0.32%		0.30%
Acquired Fund Fees and Expenses	0.69	%(1)	0.71%		0.71%
Total Annual Fund Operating Expenses	2.13	%(1)	2.03%		2.01%

Fee Waiver and/or Expense Reimbursement	0.29	%(3)	0.20	%(2)	0.18	%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.84%		1.83%		1.83%

6

	Actual				Pro Forma
	VK Moderate				Moderate Fund
	Fund		Moderate Fund		(assumes Reorganization is
	(Target Fund)		(Acquiring Fund)		completed)
	Class Y		Class Y		Class Y

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.15%		None		None
Distribution and Service (12b-1) Fees	None		None		None
Other Expenses	0.29	%(1)	0.32%		0.30%
Acquired Fund Fees and Expenses	0.69	%(1)	0.71%		0.71%
Total Annual Fund Operating Expenses	1.13	%(1)	1.03%		1.01%

Fee Waiver and/or Expense Reimbursement	0.29	%(3)	0.20	%(2)	0.18	%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%		0.83%		0.83%

Conservative Fund and VK Conservative Fund (Target Funds) into Moderately Conservative Fund (Acquiring Fund)*

	Actual						Pro Forma
							Moderately Conservative
					Moderately		Fund
	Conservative		VK Conservative		Conservative		(assumes both
	Fund		Fund		Fund		Reorganizations are
	(Target Fund)		(Target Fund)		(Acquiring Fund)		completed)
	Class A		Class A		Class A		Class A

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		5.50%		5.50%
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		0.15%		None		None
Distribution and Service (12b-1) Fees	0.25%		0.25%		0.25%		0.25%
Other Expenses	0.42%		0.37	%(1)	0.46%		0.37%
Acquired Fund Fees and Expenses	0.61%		0.62	%(1)	0.64%		0.64%
Total Annual Fund Operating Expenses	1.28%		1.39	%(1)	1.35%		1.26%

Fee Waiver and/or Expense Reimbursement	0.19	%(2)	0.37	%(3)	0.32	%(2)	0.23	%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09%		1.02%		1.03%		1.03%

7

	Actual						Pro Forma
							Moderately Conservative
					Moderately		Fund
			VK Conservative		Conservative		(assumes both
	Conservative Fund		Fund		Fund		Reorganizations are
	(Target Fund)		(Target Fund)		(Acquiring Fund)		completed)
	Class B		Class B		Class B		Class B

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%		5.00%		5.00%		5.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		0.15%		None		None
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.42%		0.37	%(1)	0.46%		0.37%
Acquired Fund Fees and Expenses	0.61%		0.62	%(1)	0.64%		0.64%
Total Annual Fund Operating Expenses	2.03%		2.14	%(1)	2.10%		2.01%

Fee Waiver and/or Expense Reimbursement	0.19	%(2)	0.37	%(3)	0.32	%(2)	0.23	%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.84%		1.77%		1.78%		1.78%

							Pro Forma
	Actual						Moderately Conservative
					Moderately		Fund
			VK Conservative		Conservative		(assumes both
	Conservative Fund		Fund		Fund		Reorganizations are
	(Target Fund)		(Target Fund)		(Acquiring Fund)		completed)
	Class C		Class C		Class C		Class C

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%		1.00%		1.00%		1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		0.15%		None		None
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%		1.00%
Other Expenses	0.42%		0.37	%(1)	0.46%		0.37%
Acquired Fund Fees and Expenses	0.61%		0.62	%(1)	0.64%		0.64%
Total Annual Fund Operating Expenses	2.03%		2.14	%(1)	2.10%		2.01%

Fee Waiver and/or Expense Reimbursement	0.19	%(2)	0.37	%(3)	0.32	%(2)	0.23	%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.84%		1.77%		1.78%		1.78%

8

	Actual				Pro Forma
					Moderately Conservative
					Fund
			Moderately Conservative		(assumes both
	Conservative Fund		Fund		Reorganizations are
	(Target Fund)		(Acquiring Fund)		completed)
	Class R†		Class R†		Class R†

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	0.50%		0.50%		0.50%
Other Expenses	0.42%		0.46%		0.37%
Acquired Fund Fees and Expenses	0.61%		0.64%		0.64%
Total Annual Fund Operating Expenses	1.53%		1.60%		1.51%

Fee Waiver and/or Expense Reimbursement	0.19	%(2)	0.32	%(2)	0.23	%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.34%		1.28%		1.28%

†	The VK Conservative Fund does not offer this share class and, therefore, is not included in this table.

	Actual				Pro Forma
					Moderately Conservative
					Fund
			Moderately Conservative		(assumes both
	Conservative Fund		Fund‡		Reorganizations are
	(Target Fund)		(Acquiring Fund)		completed)
	Class S†		Class S†		Class S†

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	0.15%		0.15%		0.15%
Other Expenses	0.42	%(1)	0.46	%(1)	0.37%
Acquired Fund Fees and Expenses	0.61	%(1)	0.64	%(1)	0.64%
Total Annual Fund Operating Expenses	1.18	%(1)	1.25	%(1)	1.16%

Fee Waiver and/or Expense Reimbursement	0.19	%(1),(2)	0.32	%(1),(2)	0.23	%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99	%(1)	0.93	%(1)	0.93%

†	The VK Conservative Fund does not offer this share class and, therefore, is not included in this table.

‡	As of September 30, 2010, Class S shares of the Acquiring Fund did not exist. Class S shares of the Acquiring Fund will be issued in connection with the Reorganization.

9

	Actual						Pro Forma
							Moderately Conservative
					Moderately		Fund
			VK Conservative		Conservative		(assumes both
	Conservative Fund		Fund		Fund		Reorganizations are
	(Target Fund)		(Target Fund)		(Acquiring Fund)		completed)
	Class Y		Class Y		Class Y		Class Y

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		0.15%		None		None
Distribution and Service (12b-1) Fees	None		None		None		None
Other Expenses	0.42%		0.37	%(1)	0.46%		0.37%
Acquired Fund Fees and Expenses	0.61%		0.62	%(1)	0.64%		0.64%
Total Annual Fund Operating Expenses	1.03%		1.14	%(1)	1.10%		1.01%

Fee Waiver and/or Expense Reimbursement	0.19	%(2)	0.37	%(3)	0.32	%(2)	0.23	%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%		0.77%		0.78%		0.78%

	Actual				Pro Forma
					Moderately Conservative
			Moderately		Fund
			Conservative		(assumes both
	Conservative Fund		Fund		Reorganizations are
	(Target Fund)		(Acquiring Fund)		completed)
	Institutional Class†		Institutional Class†		Institutional Class†

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	None		None		None
Other Expenses	0.23%		0.32%		0.24%
Acquired Fund Fees and Expenses	0.61%		0.64%		0.64%
Total Annual Fund Operating Expenses	0.84%		0.96%		0.88%

Fee Waiver and/or Expense Reimbursement	0.00	%(2)	0.18	%(2)	0.10	%(4)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%		0.78%		0.78%

†	The VK Conservative Fund does not offer this share class and, therefore, is not included in this table.

*	Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as discussed in the Funds’ current prospectuses): December 31, 2009 for the Moderate Growth Fund, Growth Fund, Moderate Fund, Conservative Fund, and Moderately Conservative Fund, and March 31, 2010 for the VK Growth Fund, VK Moderate Fund, and VK Conservative Fund, except that Acquired Fund Fees and Expenses have been restated to reflect current estimated amounts for the current fiscal year. Pro forma numbers are estimated as if the Reorganization had been completed as of January 1, 2009, and do not include the estimated costs of the Reorganization to be borne by the Acquiring Fund. None of the Target Funds are expected to bear any Reorganization costs. For more information on the costs of the Reorganizations to be borne by the Funds, see “Costs of the Reorganizations” below.

(1)	Based on estimated amounts for the current fiscal year.

(2)	Invesco Advisers has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to the following percentages of average daily net assets: Moderate Growth Fund’s Class A — 0.37%, Class B — 1.12%, Class C — 1.12%, Class R — 0.62%, Class Y — 0.12% and Institutional Class — 0.12%; Growth Fund’s Class A — 0.46%, Class B — 1.21%, Class C — 1.21%, Class R — 0.71%, Class Y — 0.21% and Institutional Class — 0.21%; Moderate Fund’s Class A — 0.37%, Class B — 1.12%, Class C — 1.12%, and Class Y — 0.12%; Moderately Conservative Fund’s Class A — 0.39%, Class B — 1.14%, Class C — 1.14%, Class R — 0.64%, Class S — 0.29%, Class Y — 0.14% and Institutional Class — 0.14%; and Conservative Fund’s Class A — 0.48%, Class B — 1.23%, Class C — 1.23%, Class R — 0.73%, Class S — 0.38%, Class Y — 0.23% and Institutional Class — 0.23%. In determining Invesco Advisers’ obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; and (6) Acquired Fund Fees and Expenses, which are expenses of underlying investment

10

companies that are paid indirectly as a result of share ownership of the underlying investment companies, as applicable. The Board and Invesco Advisers may mutually agree to terminate the fee waiver agreement at any time.

(3)	Invesco Advisers has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to the following percentages of average daily net assets: Class A — 0.40%, Class B — 1.15%, Class C — 1.15%, and Class Y — 0.15%. In determining Invesco Advisers’ obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement; and (vi) Acquired Fund Fees and Expenses, which are expenses of underlying investment companies that are paid indirectly as a result of share ownership of the underlying investment companies, as applicable. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(4)	Effective upon the closing of the applicable Reorganization(s), Invesco Advisers has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) to the following percentages of average daily net assets: Growth Fund’s Class A — 0.37%, Class B — 1.12%, Class C — 1.12%, Class R — 0.62%, Class Y — 0.12% and Institutional Class — 0.12%, if both Reorganizations are completed; Growth Fund’s Class A — 0.40%, Class B — 1.15%, Class C — 1.15%, Class R — 0.65%, Class Y — 0.15% and Institutional Class — 0.15%, if only the Reorganization with VK Growth is completed ; Moderate Fund’s Class A — 0.37%, Class B — 1.12%, Class C — 1.12%, and Class Y — 0.12%; and Moderately Conservative Fund’s Class A — 0.39%, Class B — 1.14%, Class C — 1.14%, Class R — 0.64%, Class S — 0.29%, Class Y — 0.14% and Institutional Class — 0.14%. In determining Invesco Advisers’ obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, and (vi) Acquired Fund Fees and Expenses, which are expenses of underlying investment companies that are paid indirectly as a result of share ownership of the underlying investment companies, as applicable. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Expense Examples

These Examples are intended to help you compare the costs of investing in different classes of a Target Fund and its corresponding Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the Reorganization(s) with the corresponding Target Fund(s) are also provided. All costs are based upon the information set forth in the Fee Tables above.

The Examples assume that you invest $10,000 for the time periods indicated and show the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same. The Examples reflect fee waivers and expense reimbursements that are contractual, if any, but do not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years

Moderate Growth Fund and VK Growth Fund (Target Funds)* into Growth Fund (Acquiring Fund)
Moderate Growth Fund (Target Fund)	Class A	$657	$934	$1,231	$2,075
VK Growth Fund (Target Fund)	Class A	$661	$941	$1,287	$2,263
Growth Fund (Acquiring Fund)	Class A	$668	$963	$1,279	$2,172
Combined Pro Forma Growth Fund (assumes both Reorganizations are completed)	Class A	$660	$949	$1,258	$2,136
Combined Pro Forma Growth Fund (assumes only Reorganization with VK Growth Fund is completed)	Class A	$663	$957	$1,273	$2,167

Moderate Growth Fund (Target Fund)	Class B	$689	$937	$1,311	$2,230
Moderate Growth Fund (Target Fund) (if you did not redeem your shares)	Class B	$189	$637	$1,111	$2,230
VK Growth Fund (Target Fund)	Class B	$693	$944	$1,368	$2,418
VK Growth Fund (Target Fund) (if you did not redeem your shares)	Class B	$193	$644	$1,168	$2,418
Growth Fund (Acquiring Fund)	Class B	$701	$967	$1,360	$2,327
Growth Fund (Acquiring Fund) (if you did not redeem your shares)	Class B	$201	$667	$1,160	$2,327
Combined Pro Forma Growth Fund (assumes both Reorganizations are completed)	Class B	$692	$952	$1,339	$2,291
Combined Pro Forma Growth Fund (assumes both Reorganizations are completed) (if you did not redeem your shares)	Class B	$192	$652	$1,139	$2,291
Combined Pro Forma Growth Fund (assumes only Reorganization with VK Growth Fund is completed)	Class B	$695	$961	$1,354	$2,322
Combined Pro Forma Growth Fund (assumes only Reorganization with VK Growth Fund is completed) (if you did not redeem your shares)	Class B	$195	$661	$1,154	$2,322

Moderate Growth Fund (Target Fund)	Class C	$289	$637	$1,111	$2,422
Moderate Growth Fund (Target Fund) (if you did not redeem your shares)	Class C	$189	$637	$1,111	$2,422
VK Growth Fund (Target Fund)	Class C	$293	$644	$1,168	$2,606
VK Growth Fund (Target Fund) (if you did not redeem your shares)	Class C	$193	$644	$1,168	$2,606
Growth Fund (Acquiring Fund)	Class C	$301	$667	$1,160	$2,517
Growth Fund (Acquiring Fund) (if you did not redeem your shares)	Class C	$201	$667	$1,160	$2,517
Combined Pro Forma Growth Fund (assumes both Reorganizations are completed)	Class C	$292	$652	$1,139	$2,481
Combined Pro Forma Growth Fund (assumes both Reorganizations are completed) (if you did not redeem your shares)	Class C	$192	$652	$1,139	$2,481

11

		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years

Combined Pro Forma Growth Fund (assumes only Reorganization with VK Growth Fund is completed)	Class C	$295	$661	$1,154	$2,512
Combined Pro Forma Growth Fund (assumes only Reorganization with VK Growth Fund is completed) (if you did not redeem your shares)	Class C	$195	$661	$1,154	$2,512

Moderate Growth Fund (Target Fund)	Class R	$138	$484	$853	$1,890
Growth Fund (Acquiring Fund)	Class R	$151	$514	$902	$1,990
Combined Pro Forma Growth Fund (assumes both Reorganizations are completed)	Class R	$142	$499	$881	$1,953

Moderate Growth Fund (Target Fund)	Class Y	$88	$328	$587	$1,329
VK Growth Fund (Target Fund)	Class Y	$92	$335	$648	$1,534
Growth Fund (Acquiring Fund)	Class Y	$100	$359	$639	$1,435
Combined Pro Forma Growth Fund (assumes both Reorganizations are completed)	Class Y	$91	$344	$617	$1,395
Combined Pro Forma Growth Fund (assumes only Reorganization with VK Growth Fund is completed)	Class Y	$94	$353	$633	$1,430

Moderate Growth Fund (Target Fund)	Institutional	$89	$295	$518	$1,159
Growth Fund (Acquiring Fund)	Institutional	$95	$296	$515	$1,143
Combined Pro Forma Growth Fund (assumes both Reorganizations are completed)	Institutional	$91	$295	$515	$1,150

*	The VK Growth Fund does not offer Class R or Institutional Class shares and, therefore, is not included in the table as it relates to those share classes.

		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years

VK Moderate Fund (Target Fund) into Moderate Fund (Acquiring Fund)
VK Moderate Fund (Target Fund)	Class A	$655	$908	$1,210	$2,067
Moderate Fund (Acquiring Fund)	Class A	$654	$915	$1,196	$1,994
Combined Pro Forma Moderate Fund	Class A	$654	$911	$1,187	$1,974

VK Moderate Fund (Target Fund)	Class B	$687	$910	$1,289	$2,223
VK Moderate Fund (Target Fund) (if you did not redeem your shares)	Class B	$187	$610	$1,089	$2,223
Moderate Fund (Acquiring Fund)	Class B	$686	$917	$1,275	$2,149
Moderate Fund (Acquiring Fund) (if you did not redeem your shares)	Class B	$186	$617	$1,075	$2,149
Combined Pro Forma Moderate Fund	Class B	$686	$913	$1,266	$2,130
Combined Pro Forma Moderate Fund (if you did not redeem your shares)	Class B	$186	$613	$1,066	$2,130

VK Moderate Fund (Target Fund)	Class C	$287	$610	$1,089	$2,415
VK Moderate Fund (Target Fund) (if you did not redeem your shares)	Class C	$187	$610	$1,089	$2,415
Moderate Fund (Acquiring Fund)	Class C	$286	$617	$1,075	$2,343
Moderate Fund (Acquiring Fund) (if you did not redeem your shares)	Class C	$186	$617	$1,075	$2,343
Combined Pro Forma Moderate Fund	Class C	$286	$613	$1,066	$2,323
Combined Pro Forma Moderate Fund (if you did not redeem your shares)	Class C	$186	$613	$1,066	$2,323

VK Moderate Fund (Target Fund)	Class Y	$86	$300	$565	$1,321
Moderate Fund (Acquiring Fund)	Class Y	$85	$308	$549	$1,241
Combined Pro Forma Moderate Fund	Class Y	$85	$304	$540	$1,220
Conservative Fund and VK Conservative Fund* (Target Funds) into Moderately Conservative Fund (Acquiring Fund)
Conservative Fund (Target Fund)	Class A	$655	$916	$1,196	$1,994
VK Conservative Fund (Target Fund)	Class A	$648	$895	$1,200	$2,064
Moderately Conservative Fund (Acquiring Fund)	Class A	$649	$924	$1,220	$2,058
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed)	Class A	$649	$906	$1,183	$1,970

Conservative Fund (Target Fund)	Class B	$687	$918	$1,276	$2,150
Conservative Fund (Target Fund) (if you did not redeem your shares)	Class B	$187	$618	$1,076	$2,150
VK Conservative Fund (Target Fund)	Class B	$680	$897	$1,279	$2,220
VK Conservative Fund (Target Fund) (if you did not redeem your shares)	Class B	$180	$597	$1,079	$2,220
Moderately Conservative Fund (Acquiring Fund)	Class B	$681	$927	$1,300	$2,214
Moderately Conservative Fund (Acquiring Fund) (if you did not redeem your shares)	Class B	$181	$627	$1,100	$2,214
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed)	Class B	$681	$908	$1,262	$2,126
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed) (if you did not redeem your shares)	Class B	$181	$608	$1,062	$2,126

Conservative Fund (Target Fund)	Class C	$287	$618	$1,076	$2,343
Conservative Fund (Target Fund) (if you did not redeem your shares)	Class C	$187	$618	$1,076	$2,343

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		One	Three	Five	Ten
Fund	Class	Year	Years	Years	Years

VK Conservative Fund (Target Fund)	Class C	$280	$597	$1,079	$2,412
VK Conservative Fund (Target Fund) (if you did not redeem your shares)	Class C	$180	$597	$1,079	$2,412
Moderately Conservative Fund (Acquiring Fund)	Class C	$281	$627	$1,100	$2,406
Moderately Conservative Fund (Acquiring Fund) (if you did not redeem your shares)	Class C	$181	$627	$1,100	$2,406
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed)	Class C	$281	$608	$1,062	$2,319
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed) (if you did not redeem your shares)	Class C	$181	$608	$1,062	$2,319

Conservative Fund (Target Fund)	Class R	$136	$465	$816	$1,807
Moderately Conservative Fund (Acquiring Fund)	Class R	$130	$474	$841	$1,873
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed)	Class R	$130	$455	$802	$1,782

Conservative Fund (Target Fund)	Class S	$101	$356	$631	$1,415
Moderately Conservative Fund (Acquiring Fund) **	Class S	$95	$365	$656	$1,438
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed)	Class S	$95	$346	$616	$1,388

Conservative Fund (Target Fund)	Class Y	$86	$309	$550	$1,242
VK Conservative Fund (Target Fund)	Class Y	$79	$287	$554	$1,318
Moderately Conservative Fund (Acquiring Fund)	Class Y	$80	$318	$575	$1,312
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed)	Class Y	$80	$299	$535	$1,215

Conservative Fund (Target Fund)	Institutional	$86	$268	$466	$1,037
Moderately Conservative Fund (Acquiring Fund)	Institutional	$80	$288	$513	$1,162
Combined Pro Forma Moderately Conservative Fund (assumes both Reorganizations are completed)	Institutional	$80	$271	$478	$1,075

*	The VK Conservative Fund does not offer Class R, Class S, or Institutional Class shares and, therefore, is not included in the table as it relates to those share classes.

**	As of September 30, 2010, Class S shares of the Acquiring Fund did not exist. Class S shares of the Acquiring Fund will be issued in connection with the Reorganization.

The Examples are not a representation of past or future expenses. Each Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The tables and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds’ projected or actual performance.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganizations, see the section entitled “THE PROPOSED REORGANIZATIONS - Board Considerations in Approving the Reorganizations” in this Joint Proxy Statement/Prospectus.

How do the performance records of the Funds compare?

The table below compares the performance history of each Acquiring Fund’s oldest share class to the performance history of the comparable class of the corresponding Target Fund(s) as of September 30, 2010. Since inception performance is only provided for share classes with less than 10 years of performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The returns below may not be indicative of a Fund’s future performance. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders. For information on how to obtain copies of these documents, see the cover page to this Joint Proxy Statement/Prospectus.

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Average Annual Total Returns*	1 Year	5 Years	Since Inception

Growth Fund (Acquiring Fund) — Class A (Inception: 04/30/04)
Return Before Taxes	3.89%	0.18%	3.05%
Return After Taxes on Distributions	3.64%	(0.44)%	2.54%
Return After Taxes on Distributions and Sale of Fund Shares	2.83%	0.07%	2.55%

Moderate Growth Fund (Target Fund) — Class A (Inception: 04/29/05)
Return Before Taxes	4.50%	1.04%	2.75%
Return After Taxes on Distributions	3.37%	0.32%	2.07%
Return After Taxes on Distributions and Sale of Fund Shares	3.13%	0.64%	2.12%

VK Growth Fund (Target Fund) — Class A (Inception: 09/25/06)(1)
Return Before Taxes	4.33%	—	0.59%
Return After Taxes on Distributions	3.94%	—	0.12%
Return After Taxes on Distributions and Sale of Fund Shares	2.94%	—	0.30%

Moderate Fund (Acquiring Fund) — Class A (Inception: 04/30/04)
Return Before Taxes	4.59%	1.50%	3.39%
Return After Taxes on Distributions	3.43%	0.35%	2.43%
Return After Taxes on Distributions and Sale of Fund Shares	3.06%	0.80%	2.50%

VK Moderate Fund (Target Fund) — Class A (Inception: 09/25/06)(1)
Return Before Taxes	3.55%	—	0.81%
Return After Taxes on Distributions	2.40%	—	0.09%
Return After Taxes on Distributions and Sale of Fund Shares	2.37%	—	0.32%

Moderately Conservative Fund (Acquiring Fund) — Class A (Inception: 04/29/05)
Return Before Taxes	2.87%	1.62%	2.40%
Return After Taxes on Distributions	1.32%	0.45%	1.30%
Return After Taxes on Distributions and Sale of Fund Shares	1.89%	0.77%	1.48%

Conservative Fund (Target Fund) — Class A (Inception: 04/30/04)
Return Before Taxes	0.71%	1.51%	2.13%
Return After Taxes on Distributions	(0.38)%	0.23%	1.07%
Return After Taxes on Distributions and Sale of Fund Shares	0.47%	0.62%	1.26%

VK Conservative Fund (Target Fund) — Class A (Inception: 09/25/06)(1)
Return Before Taxes	2.63%	—	1.50%
Return After Taxes on Distributions	1.72%	—	0.48%
Return After Taxes on Distributions and Sale of Fund Shares	1.70%	—	0.71%

*	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares.

(1)	The returns shown for periods prior to June 1, 2010 are those of a predecessor fund that was advised by Van Kampen Asset Management and was reorganized into the Target Fund on June 1, 2010. The returns shown for periods after June 1, 2010 are those of the Target Fund. The inception date provided is that of the predecessor fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How do the management, investment adviser and other service providers of the Funds compare?

Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms (except for fees) for each Fund. None of the Acquiring Funds pay an investment advisory fee and, therefore, each Acquiring Fund does not and will not, after the Reorganization, pay more investment advisory fees than the corresponding Target Fund. For more information about the contractual investment advisory fees of the Acquiring Fund that corresponds to your Target Fund, please see that Acquiring Fund’s SAI. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of September 30, 2010, Invesco Advisers had $300.3 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco.

The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties or obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary

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investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Australia Limited;

•	Invesco Trimark Ltd.;

•	Invesco Hong Kong Limited;

•	Invesco Asset Management (Japan) Limited; and

•	Invesco Senior Secured Management, Inc.

Other key service providers to the Target Funds, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Funds. Each Acquiring Fund’s prospectus and SAI describes the services and other arrangements with these service providers.

How do the Funds’ purchase and redemption procedures and exchange policies compare?

The purchase and redemption procedures and exchange policies for each class of the Target Funds are the same as those of the corresponding class of the Acquiring Fund.

How do the Funds’ sales charges and distribution arrangements compare?

The sales charges and sales charge exemptions for each class of the Target Funds are the same as those of the corresponding class of the Acquiring Fund. For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled “Comparison of Share Classes and Distribution Arrangements.”

Will an Acquiring Fund have different portfolio managers than the corresponding Target Fund?

No. The portfolio management team for each Target Fund is the same as the portfolio management team for the corresponding Acquiring Fund. The Acquiring Fund prospectus that accompanies this Joint Proxy Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the corresponding Acquiring Fund.

Will there be any tax consequences resulting from the proposal?

Each Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Funds anticipate receiving a legal opinion to that effect. Thus, while there can be no assurances that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganizations. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Joint Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganization only.

When are the Reorganizations expected to occur?

If shareholders of a Target Fund approve the Reorganization, it is anticipated that such Reorganization will occur in the second quarter of 2011.

How do I vote on the Reorganizations?

There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone or via the Internet. The proxy card that accompanies this Joint Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares FOR the proposal, as recommended by the Board, and in their best judgment on other matters.

What will happen if shareholders of a Target Fund do not approve the Reorganization?

If the shareholders of a Target Fund do not approve the Reorganization, the Target Fund’s Board will consider other possible courses of action for such Target Fund. The consummation of any one Reorganization is not conditioned upon the consummation of any other Reorganization.

What if I do not wish to participate in the Reorganization?

If you do not wish to have your shares of the Target Fund exchanged for shares of the corresponding Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

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Why are you sending me this Joint Proxy Statement/Prospectus?

You are receiving this Joint Proxy Statement/Prospectus because you own shares in one or more Target Funds as of the Record Date and have the right to vote on the very important proposal described herein concerning your Target Fund(s). This Joint Proxy Statement/Prospectus contains information that shareholders of the Target Funds should know before voting on the proposed Reorganizations. This document is both a proxy statement of the Target Funds and a prospectus for the corresponding Acquiring Funds.

Where can I find more information about the Funds and the Reorganizations?

Additional information about the Funds can be found in their respective Prospectuses and SAIs. The remainder of this Joint Proxy Statement/Prospectus contains additional information about the Reorganizations. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganizations or how to vote, please call Invesco Client Services at 1-800-959-4246.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Principal Investment Strategies

The following section compares the principal investment strategies of each Target Fund with the principal investment strategies of the corresponding Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

Investment Strategies.  The principal investment strategies of each Target Fund and its corresponding Acquiring Fund, together with any key differences in those strategies, are described below. The principal investment strategies for each Target Fund and its corresponding Acquiring Fund are substantially similar. Each Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers and exchange-traded funds (“ETFs”) advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”) or other unaffiliated advisers (together, the “underlying funds”). Invesco Advisers and PowerShares Capital are affiliates of each other, as they both are indirect wholly owned subsidiaries of Invesco. To achieve its investment objective, each Fund allocates its assets among underlying funds that invest primarily in equity securities (“equity funds”), underlying funds that invest primarily in fixed-income securities (“fixed-income funds”), and alternative asset classes and investment strategies which may include commodities (together, “alternative investments”).

The underlying funds may also invest in investments with economic characteristics similar to such underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s investment portfolio.

Each Fund may invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.

Invesco Advisers uses the same three-step process to create each Fund’s portfolio, including: (1) a strategic asset allocation by Invesco Advisers among broad asset classes; (2) the actual selection by Invesco Advisers of underlying funds to represent the broad asset classes and the determination by Invesco Advisers of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the portfolio manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

Invesco Advisers rebalances each Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. Invesco Advisers may change each Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

The principal investment strategies that are particular to each Fund, and the key differences in the principal investment strategies of each Target Fund and its corresponding Acquiring Fund, are highlighted below.

Moderate Growth Fund and VK Growth Fund (Target Funds) into Growth Fund (Acquiring Fund)

The principal investment strategies and allocation targets for the Funds are generally similar. However, the target allocations of the Acquiring Fund and the VK Growth Fund provide for slightly more weight to equity funds and slightly less weight to fixed-income funds than the Moderate Growth Fund. To the extent that there is an increase in exposure to equity funds and a decreased exposure to fixed-income funds, there will be a corresponding change to the level of risk associated with the allocations, as further described below under “Comparison of Principal Risks of Investing in the Funds.” Each Fund generally invests in approximately 10-20 underlying funds. However, the number of underlying funds available for investment by the Acquiring Fund and the Moderate Growth Fund is slightly

16

greater than the number of underlying funds available for investment by the VK Growth Fund may invest. To the extent the Funds do not invest in the same underlying funds within an asset class, the Funds generally invest in underlying funds with comparable investment strategies and risk profiles.

The following table illustrates each Fund’s target allocations, by percentage of assets, among underlying funds that represent broad asset classes:

	Equity Funds	Fixed-Income Funds	Alternative Investments

Moderate Growth Fund (Target Fund)	62%	17%	21%
VK Growth Fund (Target Fund)	71%	7%	22%
Growth Fund (Acquiring Fund)	71%	7%	22%

Approximately 28.4% of the assets of the Acquiring Fund and the VK Growth Fund are allocated to underlying funds that invest primarily in foreign securities, whereas approximately 26.2% of the assets of the Moderate Growth Fund are allocated to underlying funds that invest primarily in foreign securities. Approximately 6% of the assets that are invested in alternative investments by each Fund are allocated to underlying funds that invest primarily in commodities.

VK Moderate Fund (Target Fund) into Moderate Fund (Acquiring Fund)

The principal investment strategies and allocation targets for the Funds are substantially similar. Each Fund generally invests in approximately 10-20 underlying funds. However, the number of underlying funds available for investment by the Acquiring Fund is slightly greater than the number of underlying funds available for investment by the Target Fund. To the extent the Funds do not invest in the same underlying funds within an asset class, the Funds generally invest in underlying funds with comparable investment strategies and risk profiles.

The following table illustrates each Fund’s target allocations, by percentage of assets, among underlying funds that represent broad asset classes:

	Equity Funds	Fixed-Income Funds	Alternative Investments

VK Moderate Fund (Target Fund)	52%	30.5%	17.5%
Moderate Fund (Acquiring Fund)	52%	30.5%	17.5%

Approximately 23.2% of the assets of each Fund are allocated to underlying funds that invest primarily in foreign securities. Approximately 5% of the assets that are invested in alternative investments by each Fund are allocated to underlying funds that invest primarily in commodities.

Conservative Fund and VK Conservative Fund (Target Funds) into Moderately Conservative Fund (Acquiring Fund)

The principal investment strategies and allocation targets for the Funds are generally similar. However the Acquiring Fund and the VK Conservative Fund invest slightly more in equity funds and slightly less in fixed-income funds than the Conservative Fund. To the extent that there is an increase in exposure to equity funds and a decreased exposure to fixed-income funds, there will be a corresponding change to the level of risk associated with the allocations, as further described below under “Comparison of Principal Risks of Investing in the Funds.” Each Fund generally invests in approximately 10-20 underlying funds. However, the number of underlying funds available for investment by the Acquiring Fund and the Conservative Fund is slightly greater than the number of underlying funds available for investment by the VK Conservative Fund. To the extent the Funds do not invest in the same underlying funds within an asset class, the Funds generally invest in underlying funds with comparable investment strategies and risk profiles.

The following table illustrates each Fund’s target allocations, by percentage of assets, among underlying funds that represent broad asset classes:

	Equity Funds	Fixed-Income Funds	Alternative Investments

Conservative Fund (Target Fund)	27%	64%	9%
VK Conservative Fund (Target Fund)	32%	54.5%	13.5%
Moderately Conservative Fund (Acquiring Fund)	32%	54.5%	13.5%

Approximately 16.1% of the assets of the Acquiring Fund and the VK Conservative Fund are allocated to underlying funds that invest primarily in foreign securities, whereas approximately 13.4% of the assets of the Conservative Fund are allocated to underlying funds that invest primarily in foreign securities.

Approximately 4% of the assets that are invested in alternative investments by the Acquiring Fund and the VK Conservative Fund are allocated to underlying funds that invest primarily in commodities, whereas approximately 3% of the assets that are invested in alternative investments by the Conservative Fund are allocated to underlying funds that invest primarily in commodities.

Repositioning Costs

A Reorganization may result in the sale of some of the portfolio securities of the Target Fund(s) following the Reorganization as the Acquiring Fund’s portfolio managers align the combined portfolio with the Acquiring Fund’s investment strategy. The transaction costs incurred in connection with the sale of such portfolio securities following the Reorganizations are estimated not to be material.

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The sale of such portfolio securities may also result in the realization of capital gains to the Acquiring Fund that, to the extent not offset by capital losses, would be distributed to shareholders, and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts. Invesco Advisers anticipates that any such sales of portfolio securities by the Acquiring Funds as a result of the Reorganizations (as distinct from normal portfolio turnover) will be limited in scope and likely not result in any significant amounts of capital gains to be distributed to shareholders by the Acquiring Funds.

Comparison of Principal Risks of Investing in the Funds

The following discussion describes the principal risks that may affect the Funds’ portfolios as a whole, and compares the principal risks associated with each Target Fund and its corresponding Acquiring Fund. For more information on the risks associated with an Acquiring Fund, see the “Investment Strategies and Risks” section of that Acquiring Fund’s SAI.

Key Differences in the Risk Profiles of the Funds

The key differences in the principal risks of each Target Fund and its corresponding Acquiring Fund are highlighted below.

Moderate Growth Fund and VK Growth Fund (Target Funds) into Growth Fund (Acquiring Fund)

Because the Acquiring Fund and the VK Growth Fund invest in equity funds to a slightly greater degree than the Moderate Growth Fund, the Acquiring Fund and the VK Growth Fund are subject to a greater degree of the risks related to investments in equity funds, identified below. Because the Moderate Growth Fund invests in fixed-income funds to a greater degree than the Acquiring Fund and the VK Growth Fund, the Moderate Growth Fund is subject to a greater degree of the risks related to investments in fixed-income funds. Each Fund has a similar target allocation to alternative investments and underlying funds primarily invested in foreign securities.

VK Moderate Fund (Target Fund) into Moderate Fund (Acquiring Fund)

Because the Target Fund and the Acquiring Fund allocate similar target weights among the asset classes, the Funds generally have the same risk profiles.

Conservative Fund and VK Conservative Fund (Target Funds) into Moderately Conservative Fund (Acquiring Fund)

Because the Acquiring Fund and the VK Conservative Fund invest in equity funds and alternative investments to a slightly greater degree than the Conservative Fund, the Acquiring Fund and the VK Conservative Fund are subject to a greater degree of the risks related to investments in equity funds and alternative investments, described below. In addition, the Acquiring Fund and the VK Conservative Fund allocate slightly more weight to underlying funds that invest primarily in foreign securities, and therefore the Acquiring Fund and the VK Conservative Fund are subject to a slightly greater degree of risks associated with foreign securities than the Conservative Fund. To the extent the Conservative Fund invests in fixed-income funds to a greater degree than the Acquiring Fund and the VK Conservative Fund, the Conservative Fund is subject to a greater degree of the risks related to investments in fixed-income funds.

Principal Risks Common to all Funds

As with all mutual funds, investing in a Target Fund or an Acquiring Fund involves risks, including the loss of principal. There is no guarantee against losses resulting from an investment in a Target Fund or its corresponding Acquiring Fund, or that either Fund will achieve its investment objective. The risks associated with an investment in a Fund can increase during times of significant market volatility. In addition to the foregoing, each Fund is subject to the following principal risks:

Allocation Risk.  The Fund’s ability to achieve its investment objective depends upon Invesco Adviser’s analysis of macroeconomic trends and asset class valuations and its ability to select the appropriate mix of underlying funds. Invesco Advisers’ evaluations and assumptions regarding macroeconomic trends, asset class valuations and selected underlying funds may be incorrect in view of actual market conditions.

Management Risk.  The investment techniques and risk analysis used by the Funds’ and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk.  The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Fund of Funds Risk.  The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time. In addition, a Fund will bear its proportionate share of the expenses of the underlying funds. In selecting among the underlying funds (which are also advised by Invesco Advisers), Invesco Advisers is subject to

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the potential conflict of interest presented because the fees paid by some underlying funds to the Invesco Advisers are higher than the fees paid by other underlying funds.

Additional Principal Risks

In addition to the principal risks common to all of the Funds described above, each Fund is subject to the principal risks associated with the underlying funds in which it invests to the extent of its investments therein. Each of the following principal risks is described below under “Description of Risks.”

Risks Associated with Equity Funds

The underlying equity funds in which the Funds invest are subject to some or all of the following principal risks. Because each Fund allocates a portion of its assets to underlying equity funds, to the extent so invested, each Fund also will be subject to the following related risks:

•	Convertible Securities Risk

•	Developing Markets Securities Risk

•	Derivatives Risk

•	Exchange-Traded Fund Risk

•	Foreign Securities Risk

•	Growth Investing Risk

•	Limited Number of Holdings Risk

•	Liquidity Risk

•	Non-Diversification Risk

•	REIT Risk

•	Small- and Mid-Capitalization Risk

•	Value Investing Risk

Risks Associated with Fixed-Income Funds

The underlying fixed-income funds in which the Funds invest are subject to some or all of the following principal risks. Because each Fund allocates a portion of its assets to underlying fixed-income funds, to the extent so invested, each Fund will be subject to the following related risks:

•	Active Trading Risk

•	Call Risk

•	Convertible Securities Risk

•	Counterparty Risk

•	Credit Risk

•	Debt Securities Risk

•	Derivatives Risk

•	Developing Markets Securities Risk

•	Dollar Roll Transactions Risk

•	Foreign Securities Risk

•	High Yield Bond (Junk Bond) Risk

•	Interest Rate Risk

•	Leverage Risk

•	Limited Number of Holdings Risk

•	Liquidity Risk

•	Mortgage- and Asset-Backed Securities Risk

•	Non-Diversification Risk

•	Prepayment Risk

•	Reinvestment Risk

•	U.S. Government Obligations Risk

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Risks Associated with Foreign Securities

The underlying funds that invest primarily in foreign securities are subject to some or all of the following principal risks. Because each Fund allocates a portion of its assets to underlying funds that invest primarily in foreign securities, to the extent so invested, each Fund will be subject to the following related risks:

•	Currency/Exchange Rate Risk

•	Developing Markets Securities Risk

•	Foreign Securities Risk

•	Small- and Mid-Capitalization Risk

Risks Associated with ETFs

The underlying ETFs in which the Funds invest are subject to some or all of the following principal risks. Because each Fund allocates a portion of its assets to ETFs, to the extent so invested, each Fund will be subject to the following related risks:

•	Limited Number of Holdings Risk

•	Non-Correlation Risk

•	Non-Diversified Fund Risk

•	Replication Management Risk

Risks Associated with Alternative Investments

The alternative investments in which the Funds invest are subject to some or all of the following principal risks. Because each Fund allocates a portion of its assets to alternative investments, to the extent so invested, each Fund will be subject to the following related risks:

•	Active Trading Risk

•	Commodity Risk

•	Commodity-Linked Notes Risk

•	Counterparty Risk

•	Credit Risk

•	Currency Risk

•	Derivatives Risk

•	Developing Markets Securities Risk

•	Exchange-Traded Funds Risk

•	Foreign Securities Risk

•	Interest Rate Risk

•	Leverage Risk

•	Limited Number of Holdings Risk

•	Liquidity Risk

•	Non-Diversification Risk

•	Subsidiary Risk

•	Tax Risk

Description of Principal Risks

Active Trading Risk.  Certain underlying funds may engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Call Risk.  If interest rates fall, it is possible that issuers of income securities with high interest rates will prepay or “call” their securities before their maturity dates. In this event, the proceeds from these securities would likely be reinvested in securities bearing the new, lower interest rates, resulting in a possible decline in income and distributions to shareholders.

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Commodity Risk.  Certain of the underlying funds will invest in commodities through a wholly owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the “Subsidiary”). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund’s shares.

Commodity-Linked Notes Risk.  An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Concentration Risk.  To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Convertible Securities Risk.  An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Counterparty Risk.  Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk.  The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk.  The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Debt Securities Risk.  The underlying funds may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Derivatives Risk.  Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Developing Markets Securities Risk.  Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Dollar Roll Transactions Risk.  Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.

Exchange-Traded Funds Risk.  An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk.  An underlying fund’s foreign investments may be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

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Growth Investing Risk.  Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

High Yield Bond (Junk Bond) Risk.  Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk.  Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk.  Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk.  An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Liquidity Risk.  An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Mortgage- and Asset-Backed Securities Risk.  Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Non-Correlation Risk.  An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index, and incurs costs in buying and selling securities, especially when rebalancing the fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, the performance of an underlying fund and the underlying index may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk.  Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Prepayment Risk.  An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.

Reinvestment Risk.  Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

REIT Risk/Real Estate Risk.  Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Replication Management Risk.  Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, such an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index.

Small- and Mid-Capitalization Risk.  Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Subsidiary Risk.  By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the

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underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund’s Prospectus and SAI and could negatively affect the underlying fund and its shareholders.

Tax Risk.  If the IRS were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s board of trustees may authorize a significant change in investment strategy or underlying fund liquidation.

U.S. Government Obligations Risk.  An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the underlying fund’s ability to recover should they default.

Value Investing Risk.  Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund’s portfolio (for those Funds classified as diversified funds under the 1940 Act), concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. Non-fundamental investment restrictions of a Fund can be changed by the Board. The Target Funds and the Acquiring Funds have adopted non-fundamental investment restrictions that support compliance of the related fundamental investment restrictions.

With regard to borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, investing in other investment companies, and concentrating in particular industries, the fundamental and non-fundamental investment restrictions of the Target Funds and the Acquiring Funds are the same.

With respect to each Fund’s classification as “diversified” or “non-diversified” under the 1940 Act, each of the Acquiring Funds and two of the Target Funds, the Moderate Growth Fund and Conservative Fund, are classified as “diversified.” The VK Growth Fund, VK Moderate Fund and VK Conservative Fund, which are Target Funds, are classified as “non-diversified.” Regardless of a Fund’s classification as “diversified” or “non-diversified” under the 1940 Act, however, all of the Funds are structured as funds of funds and invest their assets in a number of underlying funds. In addition, the Funds allocate their assets in similar amounts among a similar number of underlying funds.

Both the Target Funds and the Acquiring Funds may also be subject to other investment restrictions that are not identified above. A full description of each Target Fund’s and each Acquiring Fund’s investment policies and restrictions may be found in its respective Prospectus and SAI.

Comparison of Share Classes and Distribution Arrangements

Shares of each class of a Target Fund will be exchanged for shares of the same class of the corresponding Acquiring Fund as part of a Reorganization. The following sub-sections identify the Acquiring Fund share class that corresponds with each Target Fund share class as well as the different distribution arrangements among the various share classes.

Class Structure.  The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.

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The share classes offered by the Target Funds and the share classes of the corresponding Acquiring Fund that Target Fund shareholders will receive in connection with a Reorganization are as follows:

Moderate Growth Fund	VK Growth Fund	Growth Fund
(Target Fund)	(Target Fund)	(Acquiring Fund)

Class A	Class A	Class A
Class B	Class B	Class B
Class C	Class C	Class C
Class R	—	Class R
Class Y	Class Y	Class Y
Institutional Class	—	Institutional Class

VK Moderate Fund	Moderate Fund
(Target Fund)	(Acquiring Fund)

Class A	Class A
Class B	Class B
Class C	Class C
Class Y	Class Y

	VK Conservative	Moderately Conservative
Conservative Fund	Fund	Fund
(Target Fund)	(Target Fund)	(Acquiring Fund)

Class A	Class A	Class A
Class B	Class B	Class B
Class C	Class C	Class C
Class R	—	Class R
Class S	—	Class S
Class Y	Class Y	Class Y
Institutional Class	—	Institutional Class

No Fund currently offers Class B shares to new investors. Existing investors of a Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares in connection with a Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.

Sales Charges.  The sales charge schedule (if any) of the share classes of the Target Funds are the same as the sales charge schedule (if any) of the corresponding share classes of the Acquiring Funds. Class A shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero, depending on the amount of your investment. Class B and Class C shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold. Class A shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sale charge to certain eligible investors or under certain circumstances, which are the same between the Funds. Class R, Class Y and Institutional Class shares are sold without any initial sales charge or contingent deferred sales charge. Each share class, except Class Y and Institutional Class, imposes an asset based sales charge and/or service fee under one or more plans adopted by the Board, which are described in the following section. The Funds’ prospectuses describe the sales charge schedules and applicable waivers and exemptions of each such share class.

You will not pay an initial sales charge on Acquiring Fund Class A shares that you receive in connection with the Reorganization. In addition, the exchange of Class A shares, Class B shares or Class C shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class B shares or Class C shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class B shares or Class C shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the contingent deferred sales charge schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization. The Acquiring Fund initial sales charges for Class A shares and contingent deferred sales charges that apply to Class A shares and Class C shares will apply to any Class A shares or Class C shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge.

Distribution Fees.  The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of their Class A, Class B, Class C, Class R, and Class S shares, as applicable. Class Y and Institutional Class shares of the Funds are not subject to the Distribution Plans.

Pursuant to the Distribution Plans for the VK Growth Fund, the VK Moderate Fund and the VK Conservative Fund (together, the “VK Funds”), such Funds (each of which is a Target Fund) are authorized to make payments to Invesco Distributors, Inc., the Funds’ principal underwriter (“IDI”), in connection with the distribution of their shares and providing shareholder services up to the annual rates

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set forth in the table below (as a percentage of average daily net assets attributable to such class). Notwithstanding the foregoing expense limits, however, IDI may be reimbursed from a VK Fund only up to the amount it spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses.

The Distribution Plans for the Acquiring Funds and for Moderate Growth Fund and Conservative Fund (two of the Target Funds) (together, the “Invesco Funds”) and the VK Funds are similar except that IDI is entitled to be paid by the Invesco Funds the maximum amount set forth in the table below regardless of the amount IDI has spent on activities or expenses intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “compensation-type” plan because the underwriter is compensated at a fixed rate, regardless of its actual distribution and service-related expenditures. Thus, it is possible that under the Invesco Funds’ Distribution Plans, IDI could, in practice, receive payments in excess of the amounts it would have received under the VK Funds’ “reimbursement” type Distribution Plan.

Fund	Class A	Class B	Class C	Class R	Class S

Moderate Growth Fund (Target Fund)	0.25%	1.00%	1.00%	0.50%	N/A
VK Growth Fund (Target Fund)	0.25%	1.00%	1.00%	N/A	N/A
Growth Fund (Acquiring Fund)	0.25%	1.00%	1.00%	0.50%	0.15%
VK Moderate Fund (Target Fund)	0.25%	1.00%	1.00%	N/A	N/A
Moderate Fund (Acquiring Fund)	0.25%	1.00%	1.00%	0.50%	0.15%
Conservative Fund (Target Fund)	0.25%	1.00%	1.00%	0.50%	0.15%
VK Conservative Fund (Target Fund)	0.25%	1.00%	1.00%	N/A	N/A
Moderately Conservative Fund (Acquiring Fund)	0.25%	1.00%	1.00%	0.50%	0.15%

The fee tables under the “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare” section of this Joint Proxy Statement/Prospectus describe the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees that would be paid under the Acquiring Funds’ Distribution Plans following the Reorganizations.

Comparison of Purchase and Redemption Procedures

The purchase procedures employed by the Target Funds and the Acquiring Funds are substantially the same. Each Fund offers shares through IDI on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus enclosed with this Joint Proxy Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. There is no minimum investment required for Class R and Class S share of the Funds. Class A, Class B (closed to new investments, except dividend reinvestments), Class C and Class Y shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Institutional Class shares of the Funds require a minimum investment from $0 to $10 million, depending on the type of account making the investment. The Acquiring Funds’ prospectuses describe the types of accounts to which the minimum initial investment applies. Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with a Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.

Comparison of Distribution Policies

Each Fund, other than VK Moderate Fund and VK Conservative Fund, declares and pays dividends of net investment income, if any, annually. VK Moderate Fund and VK Conservative Fund declare and pay dividends of net investment income, if any, quarterly. Each Fund declares and pays capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.

Forms of Organization and Securities to be Issued

The Target Funds and the Acquiring Funds are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Funds. Each share of a Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except as a result of any differences in expenses between share classes and where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other Fund or other fund that is a series of the Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.

At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Funds shall not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of

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whether Target Fund shareholders hold their shares in certificated form. At the Closing, all outstanding certificates representing shares of a Target Fund will be cancelled.

Pending Litigation

Detailed information concerning pending litigation can be found in the Acquiring Funds’ SAIs.

Where to Find More Information

For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.

THE PROPOSED REORGANIZATIONS

Summary of the Agreement and Plan of Reorganization

The terms and conditions under which each Reorganization will be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of the Agreement, a copy of which is attached as Exhibit D to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will be the same as the class or classes of Target Fund shares that shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”

Each Target Fund and Acquiring Fund will be required to make representations and warranties in the form of the Agreement that are customary in matters such as the Reorganizations.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur in the second quarter of 2011 (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization. As a result, the Reorganizations may close at different times. In addition, the parties may choose to delay the consummation of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.

If shareholders of the Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Board will consider what additional action to take. The Agreement may be terminated and a Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Board Considerations in Approving the Reorganization

As discussed above, on June 1, 2010, Invesco acquired the retail mutual fund business of Morgan Stanley, which included 92 Morgan Stanley and Van Kampen branded funds. This transaction filled gaps in Invesco’s product line-up and has enabled Invesco to expand its investment offerings to retail customers. The transaction also resulted in significant product overlap. The Reorganizations proposed in this Joint Proxy Statement/Prospectus are part of a larger group of reorganizations across Invesco’s mutual fund platform. The reorganizations are designed to put forth Invesco’s most compelling investment processes and strategies, reduce product overlap and create scale in the resulting funds.

Because of the large number of proposed reorganizations, each Board of Trustees of the Invesco Funds created an ad hoc committee comprised of both Invesco Fund trustees and Van Kampen legacy trustees (the “Ad Hoc Merger Committee”). The Ad Hoc Merger Committee of the Board met separately three times, from September 2, 2010 through October 13, 2010 to discuss the proposed Reorganizations. Two separate meetings of the full Board were also held to review and consider the Reorganizations, including

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presentations by the Ad Hoc Merger Committee. The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) held a separate meeting prior to the meeting of the full Board to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganizations, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.

The Board considered the potential benefits and costs of a Reorganization to each Target Fund, its corresponding Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for each Target Fund and its corresponding Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the benefits to each Target Fund of (i) combining with a similar fund to create a larger fund with a more diversified shareholder base; (ii) Invesco Advisers’ paying the Reorganization costs for all Target Funds; (iii) Invesco Advisers’ agreement to cap expenses of all of the Acquiring Funds for one year after the Closing; and (iv) the expected tax-free nature of the Reorganizations for each Target Fund and its shareholders for federal income tax purposes. The Board also considered the overall goal of the reorganizations to rationalize the Invesco Funds to enable IDI to better focus on the combined funds to promote additional asset growth. With respect to each individual Reorganization, the Board considered the following additional matters:

Moderate Growth Fund and VK Growth Fund into Growth Fund

With respect to the proposed Reorganization of Moderate Growth Fund and VK Growth Fund into Growth Fund, the Board further considered that (i) the broad investment objectives, policies and restrictions of the three Funds are substantially similar; (ii) the allocation to equity vs. fixed income underlying funds differs in that the Moderate Growth Fund has a slightly higher allocation to fixed-income funds; (iii) all three Funds have the same portfolio management team; and (iv) Invesco Advisers’ agreement to limit the Acquiring Fund’s total expenses (excluding Acquired Fund Fees and Expenses) through June 30, 2012 so that (A) if the Reorganization with Moderate Growth Fund is approved, such expenses do not exceed those of the Moderate Growth Fund, or (B) if the Reorganization with only VK Growth Fund is approved, such expenses do not exceed those of the VK Growth Fund, each as set forth in the fee tables above.

VK Moderate Fund into Moderate Fund

With respect to the proposed Reorganization of VK Moderate Fund into Moderate Fund, the Board further considered that (i) the broad investment objectives, policies and restrictions of the Funds are substantially similar; (ii) the allocations to equity vs. fixed-income funds for the two Funds are the same; (iii) the Funds have the same portfolio management team; and (iv) Target Fund shareholders would become shareholders of a Fund with a lower management fee and an estimated lower overall total expense ratio on a pro forma basis.

Conservative Fund and VK Conservative Fund into Moderately Conservative Fund

With respect to the proposed Reorganization of Conservative Fund and VK Conservative Fund into Moderately Conservative Fund, the Board further considered that (i) the broad investment objectives, policies and restrictions of the three Funds are substantially similar; (ii) the allocations to equity vs. fixed-income underlying funds differs in that the Moderately Conservative Fund has a slightly higher allocation to equity underlying funds and a slightly lower allocation to fixed income underlying funds than the other two Funds; (iii) all three Funds have the same portfolio management team; and (iv) Target Fund shareholders would become shareholders of a Fund with a comparable or lower management fee and estimated lower total expenses (excluding Acquired Fund Fees and Expenses) on a pro forma basis.

Based upon the information and considerations described above, the Board, on behalf of the Target Funds and their corresponding Acquiring Funds, approved each of the Reorganizations in order to combine each Target Fund with a similar Fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganizations and, in some cases, lower expenses overall. The Board concluded that the Reorganization is in the best interests of each Target Fund and that no dilution of value would result to its shareholders as a result of the Reorganization. Consequently, the Board approved the Agreement and each of the Reorganizations on October 27, 2010.

Federal Income Tax Considerations

The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

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The Reorganizations are intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of each Target Fund into the corresponding Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).

Neither the Target Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations. As a condition to the Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Target Fund and the corresponding Acquiring Fund as to the foregoing federal income tax consequences of each Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of each Target Fund and the corresponding Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “WHERE TO FIND ADDITIONAL INFORMATION.”

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, each Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely effect any other Reorganization.

After the Reorganizations, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.

Prior to the Closing of the Reorganization, each Target Fund will declare one or more dividends, and the Acquiring Fund may declare a dividend, payable at or near the time of Closing to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2011 calendar year and would be taxable to shareholders in such year.

The tax attributes, including capital loss carryovers, of each Target Fund move to its corresponding Acquiring Fund in the Reorganization. The capital loss carryovers of a Target Fund and its corresponding Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. First, the capital loss carryovers of each Fund that experiences a “more than 50% change of ownership” in a Reorganization, increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “aggregate capital loss carryovers”), will become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of the Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS. In the case of a Fund with net unrealized built-in gains at the time of Closing of the Reorganization (i.e., unrealized appreciation in value of the Fund’s investments), the annual limitation for a taxable year will be increased by the amount of such built-in gains that are recognized in the taxable year. Second, if a Fund has built-in gains at the time of Closing that are realized by the combined Fund in the five-year period following a Reorganization, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of another Fund. Third, the capital losses of a Target Fund that may be used by the Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year (excluding capital loss carryovers) treated as realized post-Closing based on the number of days remaining in such year. Fourth, a Reorganization may result in an earlier expiration of a Fund’s capital loss carryovers because the Reorganization causes each Target Fund’s tax year to close early in the year of the Reorganization.

In addition, if the Acquiring Fund following a Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than a Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred.

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Moderate Growth Fund and VK Growth Fund (Target Funds) into Growth Fund (Acquiring Fund)

The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of each Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

	Moderate Growth	VK Growth	Acquiring Fund
	Fund (000,000s)	Fund (000,000s)	(000,000s)
	at 6/30/2010	at 3/31/2010	at 6/30/2010

Aggregate capital loss carryovers on a tax basis(1)	$(134.0)	$(11.5)	$(175.2)
Unrealized Net Appreciation (Depreciation) in Investments on a Tax Basis	$(62.4)	$4.8	$(103.8)
Aggregate Net Asset Value	$267.0	$177.6	$414.6
Approximate annual limitation(2)	$10.6	$7.1	$16.5

(1)	Includes realized gain or loss for the current fiscal year determined on the basis of generally accepted accounting principles.

(2)	Based on the long-term tax-exempt rate for ownership changes during October 2010 of 3.98%.

Based upon the VK Growth Fund’s capital loss position at March 31, 2010, the annual limitation on the use of its aggregate capital loss carryovers may not prevent the combined Fund from utilizing such losses, albeit over a period of time. The annual limitations on the use of the Moderate Growth’s and the Acquiring Fund’s aggregate capital loss carryovers will likely limit the use of such losses by the Acquiring Fund, post-Closing, to offset capital gains, if any, it realizes. The effect of these annual limitations may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Funds post-Closing depends upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

The unrealized appreciation (depreciation) in value of the portfolio investments of each Target Fund on a tax basis as a percentage of its net asset value is (23%) for the Moderate Growth Fund at June 30, 2010 and 3% for the VK Growth Fund at March 31, 2010, compared to that of the Acquiring Fund at June 30, 2010 of (25%), and (19%) on a combined basis.

VK Moderate Fund (Target Fund) into Moderate Fund (Acquiring Fund)

The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of the Target Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

	Target Fund	Acquiring Fund
	(000,000s)	(000,000s)
	at 3/31/2010	at 6/30/2010

Aggregate capital loss carryovers on a tax basis(1)	$(16.8)	$(144.1)
Unrealized Net Appreciation (Depreciation) in Investments on a Tax Basis	$8.0	$(91.0)
Aggregate Net Asset Value	$266.3	$518.9
Approximate annual limitation(2)	$10.6	N/A

(1)	Includes realized gain or loss for the current fiscal year determined on the basis of generally accepted accounting principles.

(2)	Based on the long-term tax-exempt rate for ownership changes during October 2010 of 3.98%.

Based upon the Target Fund’s capital loss position at March 31, 2010, the annual limitation on the use of its aggregate capital loss carryovers may not prevent the combined Fund from utilizing such losses, albeit over a period of time. However, the effect of the annual limitation may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. The aggregate capital loss carryovers of the Acquiring Fund may continue to be available, provided the Acquiring Fund is the larger of the two Funds on the Closing Date. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Fund post-Closing depends upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

The Target Fund’s unrealized appreciation (depreciation) in value of investments on a tax basis as a percentage of its net asset value at March 31, 2010 is 3%, compared to the Acquiring Fund at June 30, 2010 of (18%), and on a combined basis of (11%).

Conservative Fund and VK Conservative Fund (Target Funds) into Moderately Conservative Fund (Acquiring Fund)

The aggregate capital loss carryovers of the Funds and the approximate annual limitation on the use by the Acquiring Fund, post-Closing, of each Fund’s aggregate capital loss carryovers following the Reorganization are as follows:

			Acquiring
	Conservative Fund	VK Conservative Fund	Fund
	(000,000s)	(000,000s)	(000,000s)
	at 6/30/2010	at 3/31/2010	at 6/30/2010

Aggregate capital loss carryovers on a tax basis(1)	$(16.2)	$(8.7)	$(21.6)
Unrealized Net Appreciation (Depreciation) in Investments on a Tax Basis	$(9.6)	$5.8	$(8.8)
Aggregate Net Asset Value	$116.2	$133.5	$69.3
Approximate annual limitation(2)	$4.6	$5.3	$2.8

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(1)	Includes realized gain or loss for the current fiscal year determined on the basis of generally accepted accounting principles.

(2)	Based on the long-term tax-exempt rate for ownership changes during October 2010 of 3.98%.

Based upon the Conservative Fund’s, VK Conservative Fund’s, and Acquiring Fund’s capital loss positions at June 30, 2010, March 21, 2010, and June 30, 2010 respectively, the annual limitations on the use of each Fund’s aggregate capital loss carryovers may not prevent the combined Fund from utilizing a substantial portion of such losses, albeit over a period of time. However, the effect of these annual limitations may be to cause the combined Fund, post-Closing, to distribute more capital gains in a taxable year than might otherwise have been the case if no such limitation had applied. The ability of the Acquiring Fund to absorb its own capital loss carryovers and those of the Target Funds post-Closing depends upon a variety of factors that can not be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

The unrealized appreciation (depreciation) in value of the portfolio investments of each Target Fund on a tax basis as a percentage of its net asset value is (8%) for the Conservative Fund at June 30, 2010 and 4% for the VK Conservative Fund at March 31, 2010, compared to that of the Acquiring Fund at June 30, 2010 of (13%), and (4%) on a combined basis.

Costs of the Reorganizations

The total cost of a Reorganization to be paid by an Acquiring Fund is estimated to be $30,000. The estimated total costs of the Reorganizations for each Target Fund, as well as the estimated proxy solicitation costs for the Target Funds, which are part of the total Reorganization costs, are set forth in the table below.

			Estimated Portion
			of Total
			Reorganization
	Estimated Proxy	Estimated Total	Costs to be Paid
	Solicitation Costs	Reorganization Costs	by the Funds

Moderate Growth Fund	$84,000	$130,000	$0
VK Growth Fund	$135,000	$180,000	$0
VK Moderate Fund	$122,000	$160,000	$0
Conservative Fund	$55,000	$100,000	$0
VK Conservative Fund	$57,000	$100,000	$0

Invesco Advisers will bear the Reorganization costs of each Target Fund. The costs of a Reorganization include legal counsel fees, independent accountant fees, expenses related to the printing and mailing of this Joint Proxy Statement/Prospectus and fees associated with the proxy solicitation but do not include any portfolio transaction costs arising from a Reorganization.

VOTING INFORMATION

Joint Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote, however. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card are expected to be mailed on or about January 24, 2011 to all shareholders entitled to vote. Shareholders of record of the Target Funds as of the close of business on January 14, 2011 (the “Record Date”) are entitled to vote at the Meeting. The number of outstanding shares of each class of each Target Fund on December 15, 2010 can be found in Exhibit A. Each share is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held.

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Trust in writing to the address of the Trust set forth on the cover page of this Joint Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke a proxy, if a shareholder is present at the Meeting, it may withdraw its proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid shareholder meeting of each Target Fund. For each Target Fund, a quorum will exist if shareholders representing at least one-third (1/3) of the outstanding shares of the Target Fund entitled to vote are present at the Meeting in person or by proxy.

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Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Agreement. Because the proposal described in this Joint Proxy Statement/Prospectus is considered “non-routine,” under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you.

Abstentions will count as shares present at the Meeting. If a quorum is not present at the Meeting or if a quorum is present but sufficient votes to approve the Agreement are not received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments of the Meeting to allow for further solicitation of votes. The persons named as proxies will vote those proxies that they are entitled to vote in favor of such an adjournment, provided that they determine that such an adjournment and additional solicitation is reasonable and in the interest of shareholders based on a consideration of all relevant factors, including, among other things, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation.

Vote Necessary to Approve the Agreement

The Board has unanimously approved the Agreement, subject to shareholder approval. Provided a quorum is present at the Meeting, shareholder approval of the Agreement requires the affirmative vote of a majority of the shares cast by shareholders of the applicable Target Fund. Abstentions are counted as present for purposes of determining quorum but are not considered votes cast at the Meeting. As a result, abstentions will not impact the outcome of the shareholder vote.

Proxy Solicitation

The Target Funds have engaged the services of Computershare Fund Services, Inc. (“Solicitor”) to assist in the solicitation of proxies for the Meeting. Solicitor’s costs are described under the “Costs of the Reorganization” section of this Joint Proxy Statement/Prospectus. Proxies are expected to be solicited principally by mail, but the Target Funds, Invesco Advisers or its affiliates or Solicitor may also solicit proxies by telephone, facsimile or personal interview. The Target Funds’ officers and employees of Invesco Advisers or its affiliates may also solicit proxies but will not receive any additional or special compensation for any such solicitation.

Under the agreement with the Solicitor, the Solicitor will be paid a project management fee as well as telephone solicitation expenses incurred for reminder calls, outbound telephone voting, confirmation of telephone votes, inbound telephone contact, obtaining shareholders’ telephone numbers, and providing additional materials upon shareholder request. The agreement also provides that the Solicitor shall be indemnified against certain liabilities and expenses, including liabilities under the federal securities laws.

Other Meeting Matters

Management is not aware of any matters to be presented at the Meeting other than as discussed in this Joint Proxy Statement/Prospectus. Under the Target Funds’ bylaws, business transacted at a special meeting, such as the Meeting, shall be limited to (i) the purpose stated in the notice and (ii) adjournment of the special meeting with regard to the stated purpose. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address and percent ownership of each person who, as of December 15, 2010, to the knowledge of each Target Fund and each Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Target Fund or Acquiring Fund, respectively, can be found at Exhibits B and C.

Information regarding the ownership of shares of each Target Fund and Acquiring Fund by the Trustees and executive officers of the Trust can be found at Exhibits B and C.

OTHER MATTERS

Capitalization

The following tables set forth as of September 30, 2010, for each Reorganization, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Target Fund(s). The pro forma capitalization column in the tables assumes that all of the Reorganizations have taken place. These tables

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assume that each Reorganization has taken place. The capitalizations will be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

Moderate Growth Fund and VK Growth Fund (Target Funds) into Growth Fund (Acquiring Fund)

	Actual (as of September 30, 2010)			Pro Forma
				Assuming both Reorganizations are
			Growth Fund	Completed
	Moderate Growth Fund	VK Growth Fund	(Acquiring	Pro Forma
	(Target Fund)	(Target Fund)	Fund)	Adjustments		Growth Fund

Net Assets (all classes)	$288,085,202	$167,951,271	$452,091,376	$—	(1)	$908,127,849

Class A Net Assets	$186,671,177	$119,765,276	$268,869,757	$—	(1)	$575,306,210
Class A Shares Outstanding	17,918,973	12,037,081	25,533,282	(850,199	)(2)	54,639,137
Class A NAV Per Share	$10.42	$9.95	$10.53			$10.53

Class B Net Assets	$40,143,694	$30,392,045	$67,566,263	$—	(1)	$138,102,002
Class B Shares Outstanding	3,928,034	3,098,241	6,546,733	(191,173	)(2)	13,381,835
Class B NAV Per Share	$10.22	$9.81	$10.32			$10.32

Class C Net Assets	$52,916,970	$16,337,416	$71,213,415	$—	(1)	$140,467,801
Class C Shares Outstanding	5,182,708	1,663,368	6,899,301	(135,832	)(2)	13,609,545
Class C NAV Per Share	$10.21	$9.82	$10.32			$10.32

Class R Net Assets	$7,568,507	$—	$13,666,911	$—	(1)	$21,235,418
Class R Shares Outstanding	732,475	—	1,305,329	(9,794	)(2)	2,028,010
Class R NAV Per Share	$10.33	$—	$10.47			$10.47

Class Y Net Assets	$770,389	$1,456,534	$1,142,592	$—	(1)	$3,369,515
Class Y Shares Outstanding	73,864	145,673	108,301	(8,434	)(2)	319,404
Class Y NAV Per Share	$10.43	$10.00	$10.55			$10.55

Institutional Class Net Assets	$14,465	$—	$105,584	$—	(1)	$120,049
Institutional Class Shares Outstanding	1,380	—	9,946	(18	)(2)	11,308
Institutional Class NAV Per Share	$10.48	$—	$10.62			$10.62

VK Moderate Fund (Target Fund) into Moderate Fund (Acquiring Fund)

	Actual (as of September 30, 2010)		Pro Forma
	VK Moderate Fund	Moderate Fund	Pro Forma
	(Target Fund)	(Acquiring Fund)	Adjustments		Moderate Fund

Net Assets (all classes)	$245,462,087	$554,806,370	$—	(1)	$800,268,457

Class A Net Assets	$182,886,351	$320,646,459	$—	(1)	$503,532,810
Class A Shares Outstanding	18,521,798	31,364,847	(634,308	)(2)	49,252,337
Class A NAV Per Share	$9.87	$10.22			$10.22

Class B Net Assets	$36,164,838	$78,408,665	$—	(1)	$114,573,503
Class B Shares Outstanding	3,688,340	7,739,134	(116,512	)(2)	11,310,962
Class B NAV Per Share	$9.81	$10.13			$10.13

Class C Net Assets	$25,488,812	$100,643,232	$—	(1)	$126,132,044
Class C Shares Outstanding	2,596,180	9,936,792	(79,449	)(2)	12,453,523
Class C NAV Per Share	$9.82	$10.13			$10.13

Class Y Net Assets	$922,086	$984,765	$—	(1)	$1,906,851
Class Y Shares Outstanding	93,015	96,170	(2,998	)(2)	186,187
Class Y NAV Per Share	$9.91	$10.24			$10.24

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Conservative Fund and VK Conservative Fund (Target Funds) into Moderately Conservative Fund (Acquiring Fund)

	Actual (as of September 30, 2010)			Pro Forma
				Assuming both Reorganizations
		VK		are Completed
	Conservative	Conservative	Moderately			Moderately
	Fund	Fund	Conservative Fund	Pro Forma		Conservative
	(Target Fund)	(Target Fund)	(Acquiring Fund)	Adjustments		Fund

Net Assets (all classes)	$121,535,162	$129,214,128	$73,697,478	$—	(1)	$324,446,768

Class A Net Assets	$70,890,796	$92,500,322	$46,116,233	$—	(1)	$209,507,351
Class A Shares Outstanding	7,320,329	9,355,259	4,655,919	(172,124	)(2)	21,159,383
Class A NAV Per Share	$9.68	$9.89	$9.90			$9.90

Class B Net Assets	$14,754,245	$18,529,967	$9,526,417	$—	(1)	$42,810,629
Class B Shares Outstanding	1,542,176	1,879,643	972,989	(21,216	)(2)	4,373,592
Class B NAV Per Share	$9.57	$9.86	$9.79			$9.79

Class C Net Assets	$27,599,139	$18,044,752	$14,884,486	$—	(1)	$60,528,377
Class C Shares Outstanding	2,886,443	1,828,347	1,516,560	(62,376	)(2)	6,168,974
Class C NAV Per Share	$9.56	$9.87	$9.81			$9.81

Class R Net Assets	$4,987,544	$—	$3,099,249	$—	(1)	$8,086,793
Class R Shares Outstanding	517,476	—	314,010	(12,059	)(2)	819,427
Class R NAV Per Share	$9.64	$—	$9.87			$9.87

Class S Net Assets	$2,256,318	$—	$—	$—		$2,256,318
Class S Shares Outstanding	233,001	—	—	(5,178	)(2)(3)	227,823
Class S NAV Per Share	$9.68	$—	$—			$9.90

Class Y Net Assets	$978,518	$139,087	$40,146	$—	(1)	$1,157,751
Class Y Shares Outstanding	100,888	14,065	4,052	(2,166	)(2)	116,839
Class Y NAV Per Share	$9.70	$9.89	$9.91			$9.91

Institutional Class Net Assets	$68,602	$—	$30,947	$—	(1)	$99,549
Institutional Class Shares Outstanding	7,129	—	3,112	(230	)(2)	10,011
Institutional Class NAV Per Share	$9.62	$—	$9.94			$9.94

(1)	Invesco Advisers will bear 100% of the Reorganization expenses of the Target Funds. As a result, there are no pro forma adjustments to net assets.

(2)	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Funds’ shareholder accounts based on the relative value of the Target Funds’ and the Acquiring Funds’ net asset value per share.

(3)	As of September 30, 2010, Class S shares of the Acquiring Fund did not exist. Class S shares of the Acquiring Fund will be issued in connection with the Reorganization. Class S shares will commence operations upon the closing of the Reorganization at the net asset value per share of Acquiring Fund’s Class A shares. Therefore, the net asset value per share used to calculate the pro forma adjustment for the Acquiring Fund in the table above is that of the Acquiring Fund’s Class A shares.

Dissenters’ Rights

If the Reorganizations are approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes any applicable state law. Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value until the Closing Date. After the Reorganizations, Target Fund shareholders will hold shares of the Acquiring Funds, which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).

Shareholder Proposals

The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any future meeting of shareholders of a Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. If the proposed Reorganization is approved and completed for a Target Fund, shareholders of such Target Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund, as described above. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

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WHERE TO FIND ADDITIONAL INFORMATION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number for the Trust’s registration statement on Form N-1A, which contains the Funds’ prospectuses and related SAIs, is 811-02699.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, DC 20549-1520. Copies of such material may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, DC 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

34

EXHIBIT A

OUTSTANDING SHARES OF THE TARGET FUNDS

As of December 15, 2010, there were the following number of shares outstanding of each class of the Target Funds:

Number of Shares
Target Fund/Share Classes	Outstanding
Invesco Conservative Allocation Fund
Class A	7,352,707.53
Class B	1,554,081.92
Class C	2,898,511.60
Class R	539,083.40
Class S	244,949.45
Class Y	87,465.76
Institutional	4,530.19

Invesco Moderate Growth Allocation Fund
Class A	17,908,744.29
Class B	3,888,097.50
Class C	5,003,319.26
Class R	747,921.65
Class Y	74,939.35
Institutional	1,380.27

Invesco Van Kampen Asset Allocation Conservative Fund
Class A	9,092,310.37
Class B	1,797,130.27
Class C	1,723,852.33
Class Y	15,921.06

Invesco Van Kampen Asset Allocation Growth Fund
Class A	11,950,197.31
Class B	3,068,332.32
Class C	1,628,311.88
Class Y	115,923.73

Invesco Van Kampen Asset Allocation Moderate Fund
Class A	18,081,349.29
Class B	3,628,881.56
Class C	2,512,660.23
Class Y	66,274.74

A-1

EXHIBIT B

OWNERSHIP OF THE TARGET FUNDS

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Target Funds. A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*
Invesco Conservative Allocation Fund

PERSHING LLC	A	654,533.57	8.90%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

AMERICAN ENTERPRISE INVESTMENT SVC	A	398,789.47	5.42%
PO BOX 9446 MINNEAPOLIS MN 55440-9446

PERSHING LLC	B	155,193.34	9.99%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

AMERICAN ENTERPRISE INVESTMENT SVC	B	83,103.40	5.35%
PO BOX 9446 MINNEAPOLIS MN 55440-9446

PERSHING LLC	C	275,556.50	9.51%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

AMERICAN ENTERPRISE INVESTMENT SVC	C	269,625.84	9.30%
PO BOX 9446 MINNEAPOLIS MN 55440-9446

MERRILL LYNCH PIERCE FENNER & SMITH	C	233,371.64	8.05%
FBO THE SOLE BENEFIT OF CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLOOR JACKSONVILLE FL 32246-6484

GPC SECURITIES INC AS AGENT FOR
FROST NATL BANK TTEE	R	79,598.27	14.77%
FBO SUPER S FOODS EMPLOYEES’ PSRP PLAN & TRUST P O BOX 105117 ATLANTA GA 30348-5117

HC HOPENWASSER DMD D FAUST DMD	R	42,146.43	7.82%
401(K) PLAN HOWARD C HOPENWASSER TRUSTEE 680 HEACOCK ROAD YARDLEY PA 19067-6346

OPPENHEIMER & CO INC CUST	R	31,378.03	5.82%
FBO CHARLES N KOSTELNIK IRA R/O 8274 MILLS ST TAYLOR MI 48180-2015

INTC CUST IRA	Y	34,048.74	38.93%
FBO JAMES B ROGERS 2911 HOLLY GREEN DR KINGWOOD TX 77339-1338

CITIGROUP GLOBAL MARKETS HOUSE	Y	31,707.19	36.25%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402

MERRILL LYNCH PIERCE FENNER & SMITH	Y	5,205.31	5.95%
FBO THE SOLE BENEFIT OF CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLOOR JACKSONVILLE FL 32246-6484

FIRST CLEARING, LLC	Institutional	2,142.98	47.30%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523

EDWARD D JONES & CO	Institutional	1,240.99	27.39%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009

INVESCO ADVISERS, INC	Institutional	1,146.22	25.30%
ATTN CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499

Invesco Moderate Growth Allocation Fund

PERSHING LLC	A	1,138,928.59	6.36%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

PERSHING LLC	B	280,364.94	7.21%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

PERSHING LLC	C	432,059.91	8.64%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

FRONTIER TRUST COMPANY	R	63,866.54	8.54%
FBO TAAAC EMPLOYEE 401K PO BOX 10758 FARGO ND 58106-0758

MERRILL LYNCH PIERCE FENNER & SMITH	R	63,219.44	8.45%
ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484

MARY VIRGINIA GRAHAM TESTAMENTARY TRUST	Y	22,324.04	29.79%
FBO SPENCER R GRAHAM ROBERT H GRAHAM TTEE PO BOX 1063 HOUSTON TX 77251-1063

		Number	Percent
	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*
Invesco Moderate Growth Allocation Fund — (continued)
MERRILL LYNCH PIERCE FENNER & SMITH.	Y	15,227.28	20.32%
FBO THE SOLE BENEFIT OF CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLOOR JACKSONVILLE FL 32246-6484

PATRIZIA A LARSEN & ROBERT L LARSEN JTWROS	Y	4,701.59	6.27%
40 GOVERNOR DR BASKING RIDGE NJ 07920-2698

INVESCO ADVISERS, INC	Institutional	982.97	71.22%
ATTN CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499

MERRILL LYNCH PIERCE FENNER & SMITH	Institutional	397.31	28.78%
FBO THE SOLE BENEFIT OF CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLOOR JACKSONVILLE FL 32246-6484

Invesco Van Kampen Asset Allocation Conservative Fund

EDWARD JONES & CO	A	4,267,667.02	46.94%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009

BNY MELLON INVESTMENT SERVICING INC	A	1,624,777.69	17.87%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212

EDWARD JONES & CO	B	493,982.44	27.49%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009

BNY MELLON INVESTMENT SERVICING INC	B	344,150.46	19.15%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212

FIRST CLEARING, LLC	B	129,429.75	7.20%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523

FIRST CLEARING, LLC	C	142,549.65	8.27%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523

EDWARD JONES & CO	C	134,914.29	7.83%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009

RAYMOND JAMES	C	116,272.58	6.74%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102

MORGAN STANLEY SMITH BARNEY	C	99,967.90	5.80%
HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NY 07311

FIRST CLEARING, LLC	Y	7,120.88	44.73%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523

NAT’L FINANCIAL SERVICES CORP	Y	3,956.17	24.85%
THE EXCLUSIVE BENEFIT OF CUST ONE WORLD FINANCIAL CENTER 200 LIBERTY STREET 5TH FLR ATTN KATE RECON NEW YORK NY 10281-5503

INVESCO ADVISERS, INC	Y	1,685.83	10.59%
ATTN CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499

RBC CAPITAL MARKETS CORP	Y	1,549.47	9.73%
FBO MR PAUL F NARRON JR INDIVIDUAL RETIREMENT ACCOUNT 1414 YELLOWSTONE DR FLORENCE SC 29505-6449

PERSHING LLC	Y	1,113.72	7.00%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002

Invesco Van Kampen Asset Allocation Growth Fund

EDWARD JONES & CO	A	5,830,123.04	48.79%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009

BNY MELLON INVESTMENT SERVICING INC	A	2,355,244.62	19.71%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212

BNY MELLON INVESTMENT SERVICING INC	B	1,005,801.35	32.78%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212

EDWARD JONES & CO	B	708,681.57	23.10%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009

MORGAN STANLEY SMITH BARNEY	C	195,980.93	12.04%
HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NY 07311

		Number	Percent
	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*
Invesco Van Kampen Asset Allocation Growth Fund — (continued)
PERSHING LLC	C	135,093.38	8.30%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002

RAYMOND JAMES	C	123,960.94	7.61%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102

EDWARD JONES & CO	C	120,308.06	7.39%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009

RAYMOND JAMES	Y	78,937.11	68.09%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102

MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	Y	30,041.51	25.91%
ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484

Invesco Van Kampen Asset Allocation Moderate Fund

EDWARD JONES & CO	A	10,796,871.58	59.71%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009

BNY MELLON INVESTMENT SERVICING INC	A	1,676,900.54	9.27%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212

EDWARD JONES & CO	B	1,169,532.57	32.23%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009

BNY MELLON INVESTMENT SERVICING INC	B	810,449.76	22.33%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212

EDWARD JONES & CO	C	324,332.89	12.91%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009

PERSHING LLC	C	159,216.08	6.34%
1 PERSHING PLAZA JERSEY CITY NJ 07399-0002

MORGAN STANLEY SMITH BARNEY	C	146,495.35	5.83%
HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NY 07311

MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS	Y	25,462.16	38.42%
ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 2ND FL JACKSONVILLE FL 32246-6484

RAYMOND JAMES	Y	21,413.92	32.31%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102

CITIGROUP GLOBAL MARKETS INC	Y	17,586.46	26.54%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402

*	AIM Growth Series (Invesco Growth Series) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of the Trust, the ownership of shares of the Target Funds by executive officers and Trustees of the Trust as a group constituted less than 1% of each outstanding class of shares of that Target Fund as of December 15, 2010.

EXHIBIT C

OWNERSHIP OF THE ACQUIRING FUNDS

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Funds. A shareholder who owns beneficially 25% or more of the outstanding securities of an Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*

Invesco Growth Allocation Fund

PERSHING LLC	A	1,402,508.30	5.57%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

PERSHING LLC	B	417,117.09	6.55%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

PERSHING LLC	C	591,770.75	8.80%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

MERRILL LYNCH PIERCE FENNER & SMITH	Y	18,987.46	16.65%
FBO THE SOLE BENEFIT OF CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLOOR JACKSONVILLE FL 32246-6484

INTC CUST ROLLOVER IRA FBO	Y	11,888.61	10.42%
LORNA A SORLEY 1481 BERING DR HOUSTON TX 77057-2512

PERSHING LLC	Y	6,398.19	5.61%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

CITIGROUP GLOBAL MARKETS HOUSE ACCT	Y	6,206.82	5.44%
ATTN CINDY TEMPESTA 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402

MARSHALL & ILSLEY TRUSTCO N A	Institutional	7,255.07	74.05%
FBO 401K GIRARD 11270 W PARK PL STE 400 PPW 08-WM MILWAUKEE WI 53224-3638

WELLS FARGO INVESTMENTS LLC	Institutional	1,730.27	17.66%
FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS 625 MARQUETTE AVE FL 13 MINNEAPOLIS MN 55402-2323

INVESCO ADVISERS, INC	Institutional	785.89	8.02%
ATTN CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499

Invesco Moderate Allocation Fund

PERSHING LLC	A	2,216,197.40	7.16%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

PERSHING LLC	B	614,296.07	8.16%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

PERSHING LLC	C	840,485.25	8.60%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

GPC SECURITIES INC TTEE TTEE
FROST NATL BANK	R	145,400.34	7.34%
FBO FRENCH-ELLISON TRUCK CENTER LTD PO BOX 105117 ATLANTA GA 30348-5117

PERSHING LLC	R	133,926.81	6.76%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

MERRILL LYNCH PIERCE FENNER & SMITH	Y	24,921.05	25.21%
FBO THE SOLE BENEFIT OF CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLOOR JACKSONVILLE FL 32246-6484

UBS WM USA	Y	15,523.05	15.70%
OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055

NANCY BECK-DEANE	Y	7,045.97	7.13%
24 WHITWORTH WAY SUGAR LAND TX 77479-2531

INTC CUST IRA FBO	Y	6,159.95	6.23%
MARIANNE E LEVY 3407 CASTLEWIND DR KATY TX 77450-8633

INTC CUST IRA	Y	4,958.24	5.02%
FBO MARGARET M NARDECCHIA 1515 ROBINS FOREST DR SPRING TX 77379-5651

BANCO POPULAR DE PR AS TTEE FOR
SIEMENS CORPORATION SAVINGS PLAN FOR PUERTO RICO EMPLOYEES	Institutional	92,903.52	98.84%
C/O BPPR FID SERVICES DIVISION PO BOX 362708 SAN JUAN PR 00936-2708

Invesco Moderately Conservative Allocation Fund

PERSHING LLC	A	358,046.53	7.77%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

AMERICAN ENTERPRISE INVESTMENT SVC	A	230,819.72	5.01%
PO BOX 9446 MINNEAPOLIS MN 55440-9446

PERSHING LLC	B	97,970.65	10.46%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

C-1

		Number	Percent
	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*
Invesco Moderately Conservative Allocation Fund — (continued)
AMERICAN ENTERPRISE INVESTMENT SVC	C	129,259.52	8.99%
PO BOX 9446 MINNEAPOLIS MN 55440-9446

PERSHING LLC	C	103,627.36	7.21%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001

MERRILL LYNCH PIERCE FENNER & SMITH	C	83,470.10	5.80%
FBO THE SOLE BENEFIT OF CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLOOR JACKSONVILLE FL 32246-6484

PEAKS PRAIRIE MARKETS INC	R	36,437.35	11.62%
401(K) PLAN REESE LEA VESSEUR TRUSTEE 901 N CENTER AVE HARDIN MT 59034-1322

GPC SECURITIES INC TTEE	R	33,799.22	10.78%
FBO FROST NATIONAL BANK FBO THAD ZIEGLER GLASS LTD 401K PL PO BOX 105117 ATLANTA GA 30348-5117

FRONTIER TRUSTCO	R	27,918.48	8.90%
FBO ORTHOPAEDIC ASSOCIATES INC PSP 2 PO BOX 10758 FARGO ND 58106-0758

ROCKDALE AUTOMOTIVE INC	R	25,333.74	8.08%
401(K) PLAN SCOTT WALSH TRUSTEE 22 GRAHAM DR UNIT A ROCKDALE IL 60436-2779

MDS ASSOCIATES LLC	R	21,331.86	6.80%
MICHAEL D STACK 1127 KRISTIN DR LIBERTYVILLE IL 60048-1280

MG TRUSTCO CUST	R	21,022.30	6.70%
FBO R J GROUP 700 17TH STREET SUITE 300 DENVER CO 80202-3531

NORTHERN RADIOLOGICAL ASSOC	R	20,216.24	6.45%
BRENDA ROY-CLARK 49 2ND ST PRESQUE ISLE ME 04769-2637

FRONTIER TRUST COMPANY	R	16,113.32	5.14%
FBO JAY LERMAN MD PC 401K PL PO BOX 10758 FARGO ND 58106-0758

WILIAM T FOWLER AND
KARRON C FOWLER JTWROS	Y	1,425.89	35.19%
4798 JACKSON SQUARE DR CONROE TX 77304-7505

AIM ADVISORS INC	Y	1,163.34	28.71%
ATTN CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499

INTC CUST IRA	Y	562.59	13.88%
FBO WILLIAM T FOWLER 4798 JACKSON SQUARE DR CONROE TX 77304-7505

INTC CUST IRA	Y	562.59	13.88%
FBO KARRON C FOWLER 4798 JACKSON SQUARE DR CONROE TX 77304-7505

MARK PAUL ISHAK AND
KAMELLIA ISHAK JTWROS	Y	225.46	5.56%
3215 STRATFORD POINTE DR SUGAR LAND TX 77498-7320

LPL FINANCIAL SERVICES	Institutional	2,018.83	64.87%
9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968

INVESCO ADVISERS, INC	Institutional	1,093.33	35.13%
ATTN CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499

*	AIM Growth Series (Invesco Growth Series) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of the Trust, the ownership of shares of Acquiring Funds by executive officers and Trustees of the Trust as a group constituted less than 1% of each outstanding class of shares of each Acquiring Fund as of December 15, 2010.

C-2

EXHIBIT D

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this           day of          , 2010 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).

WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization” and collectively, the “Reorganizations”);

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1.  It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2.  Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, “Assets”).

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the “Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target

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Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

2.	VALUATION

2.1.  With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.

(c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.

(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.

3.	CLOSING AND CLOSING DATE

3.1.  Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).

3.2.  With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.

(b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

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(d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1.  Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:

(a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

(g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

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(h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or “Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date; (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover); and (C) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year;

(k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the approval of the shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(n) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(o) The Target Fund has no unamortized or unpaid organizational fees or expenses.

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4.2.  Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;

(f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;

(j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

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(k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1.  With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) The Target Entity will call a meeting of the shareholders of the Target Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

(c) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(d) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(e) If reasonably requested by the Acquiring Fund in writing, the Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to a Target Fund (the “FIN 48 Workpapers”), and (4) the tax books and records of a Target Fund for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.

(f) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(g) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(h) If reasonably requested in writing by Acquiring Fund, a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

(i) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without

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limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

(j) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(k) If reasonably requested in writing by Acquiring Fund, the Target Fund shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1.  With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date; and

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1.  With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) if applicable, the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (v) a statement of earnings and profits as provided in Section 5.1(h);

(c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and

(f) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from

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the close of its last fiscal year to the Closing Time on the Closing Date; (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.  The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, Delaware law, and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2.  On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;

8.3.  All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.4.  A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.  The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES

9.1.  Each Acquiring Fund will bear its expenses relating to the Reorganizations, which IAI has estimated to be $30,000 per Reorganization. Each Target Fund will bear its costs associated with the Reorganization, provided that the Target Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses. IAI has agreed to bear the Reorganization costs of any Target Fund that does not meet the foregoing threshold based on estimates prepared by the Adviser and discussed with the Board.

10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND

10.1.  After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.

D-8

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.  The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.  This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

14.3.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4.  This agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5.  It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Invesco Advisers, Inc.	AIM Counselor Series Trust (Invesco Counselor Series Trust), AIM Equity Funds (Invesco Equity Funds), AIM Funds Group (Invesco Funds Group), AIM Growth Series (Invesco Growth Series), AIM International Mutual Funds (Invesco International Mutual Funds), AIM Investment Funds (Invesco Investment Funds), AIM Investment Securities Funds (Invesco Investment Securities Funds), AIM Sector Funds (Invesco Sector Funds) and AIM Variable Insurance Funds (Invesco Variable Insurance Funds), each on behalf of its respective series identified on Exhibit A hereto

By: Name: Title:	By: Name: Title:

D-9

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund (and share classes) and	Corresponding Target Fund (and share
Acquiring Entity	classes) and Target Entity

[List of Reorganizations Omitted]

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Schedule 1.2(c)

Excluded Liabilities

None

D-11

Schedule 8.6

Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code, except that Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, either: (i) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder; or (ii) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.

D-12

EXHIBIT E

FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the Acquiring Funds’ and the Target Funds’ financial performance for the past five fiscal years and are included in the respective Acquiring Fund’s prospectus and the Target Fund’s prospectus which are each incorporated herein by reference. The Prospectus of the Acquiring Fund that corresponds to your Target Fund also accompanies this Joint Proxy Statement/Prospectus. The financial highlights table below provides additional information for the most recent six-month semi-annual reporting period. The information is unaudited. The Acquiring Funds’ fiscal year end is December 31 and accordingly, the Acquiring Funds’ financial highlights tables below contain information for the six-month period ended June 30, 2010. The fiscal year end for Moderate Growth Fund and Conservative Fund is December 31 and accordingly, the Target Funds’ financial highlights table below contains information for the six-month period ended June 30, 2010 for such Fund. For VK Growth Fund, VK Moderate Fund and VK Conservative Fund, the remaining Target Funds, the fiscal year end is March 31 and accordingly, those Target Funds’ financial highlights tables below contain information for the six-month period ended September 30, 2010.

The following schedule presents financial highlights for a share of the Acquiring and Target Funds’ outstanding for the period indicated.

										Ratio of		Ratio of
			Net gains							expenses		expenses
			(losses) on							to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends					net assets		assets without		investment
	value,	investment	(both	Total from	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	Distributions	of period	Return(b)	(000s omitted)	absorbed(c)		absorbed		net assets		Turnover(d)

Growth Fund (Acquiring Fund)
Class A
Six months ended 06/30/10	$10.02	$—	$(0.56)	$(0.56)	$—	$—	$9.46	(5.59)%	$246,273	0.46	%(e)	0.63	%(e)	0.10	%(e)	9%
Class B
Six months ended 06/30/10	9.88	(0.03)	(0.56)	(0.59)	—	—	9.29	(5.97)	63,174	1.21	(e)	1.38	(e)	(0.65	)(e)	9
Class C
Six months ended 06/30/10	9.88	(0.03)	(0.56)	(0.59)	—	—	9.29	(5.97)	66,312	1.21	(e)	1.38	(e)	(0.65	)(e)	9
Class R
Six months ended 06/30/10	9.98	(0.01)	(0.56)	(0.57)	—	—	9.41	(5.71)	12,185	0.71	(e)	0.88	(e)	(0.15	)(e)	9
Class S
Six months ended 06/30/10	10.02	0.00	(0.56)	(0.56)	—	—	9.46	(5.59)	95	0.36	(e)	0.53	(e)	0.20	(e)	9
Class Y
Six months ended 06/30/10	10.02	0.00	(0.55)	(0.55)	—	—	9.47	(5.49)	25,474	0.21	(e)	0.38	(e)	0.35	(e)	9
Institutional Class
Six months ended 06/30/10	10.08	0.02	(0.57)	(0.55)	—	—	9.53	(5.46)	1,075	0.11	(e)	0.11	(e)	0.45	(e)	9

Moderate Growth Fund (Target Fund)
Class A
Six months ended 06/30/10	$9.84	$0.05	$(0.45)	$(0.40)	$—	$—	$9.44	(4.07)%	$172,327	0.37	%(f)	0.58	%(f)	1.00	%(f)	9%
Class B
Six months ended 06/30/10	9.71	0.01	(0.44)	(0.43)	—	—	9.28	(4.43)	38,698	1.12	(f)	1.33	(f)	0.25	(f)	9
Class C
Six months ended 06/30/10	9.70	0.01	(0.44)	(0.43)	—	—	9.27	(4.43)	48,920	1.12	(f)	1.33	(f)	0.25	(f)	9
Class R
Six months ended 06/30/10	9.78	0.04	(0.45)	(0.41)	—	—	9.37	(4.19)	6,325	0.62	(f)	0.83	(f)	0.75	(f)	9
Class Y
Six months ended 06/30/10	9.83	0.06	(0.44)	(0.38)	—	—	9.45	(3.87)	685	0.12	(f)	0.33	(f)	1.25	(f)	9
Institutional Class
Six months ended 06/30/10	9.88	0.06	(0.45)	(0.39)	—	—	9.49	(3.95)	13	0.12	(f)	0.19	(f)	1.25	(f)	9

VK Growth Fund (Target Fund)
Class A
Six months ended 09/30/10	$9.81	$0.06	$0.08	$0.14	$—	$—	$9.95	1.43%	$119,703	0.40	%(g)	0.68	%(g)	1.16	%(g)	89%
Class B
Six months ended 09/30/10	9.71	0.02	0.08	0.10	—	—	9.81	1.03	30,386	1.15	(g)	1.43	(g)	0.41	(g)	89
Class C
Six months ended 09/30/10	9.72	0.02	0.08	0.10	—	—	9.82	1.03	16,335	1.15	(g)	1.43	(g)	0.41	(g)	89
Class Y
Six months ended 09/30/10	9.85	0.07	0.08	0.15	—	—	10.00	1.52	1,457	0.15	(g)	0.43	(g)	1.41	(g)	89

										Ratio of		Ratio of
			Net gains							expenses		expenses
			(losses) on							to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends					net assets		assets without		investment
	value,	investment	(both	Total from	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	Distributions	of period	Return(b)	(000s omitted)	absorbed(c)		absorbed		net assets		Turnover(d)

Moderate Fund (Acquiring Fund)
Class A
Six months ended 06/30/10	$9.63	$0.09	$(0.30)	$(0.21)	$—	$—	$9.42	(2.18)%	$299,326	0.37	%(h)	0.52	%(h)	1.87	%(h)	8%
Class B
Six months ended 06/30/10	9.59	0.05	(0.29)	(0.24)	—	—	9.35	(2.50)	74,744	1.12	(h)	1.27	(h)	1.12	(h)	8
Class C
Six months ended 06/30/10	9.59	0.05	(0.29)	(0.24)	—	—	9.35	(2.50)	94,616	1.12	(h)	1.27	(h)	1.12	(h)	8
Class R
Six months ended 06/30/10	9.62	0.08	(0.30)	(0.22)	—	—	9.40	(2.29)	19,265	0.62	(h)	0.77	(h)	1.62	(h)	8
Class S
Six months ended 06/30/10	9.62	0.09	(0.29)	(0.20)	—	—	9.42	(2.08)	1,027	0.27	(h)	0.42	(h)	1.97	(h)	8
Class Y
Six months ended 06/30/10	9.62	0.10	(0.29)	(0.19)	—	—	9.43	(1.98)	28,878	0.12	(h)	0.27	(h)	2.12	(h)	8
Institutional Class
Six months ended 06/30/10	9.66	0.10	(0.30)	(0.20)	—	—	9.46	(2.07)	1,012	0.12	(h)	0.12	(h)	2.12	(h)	8

VK Moderate Fund (Target Fund)
Class A
Six months ended 09/30/10	$9.80	$0.08	$0.13	$0.21	$(0.14)	$(0.14)	$9.87	2.20%	$182,900	0.40	%(i)	0.61	%(i)	1.61	%(i)	80%
Class B
Six months ended 09/30/10	9.73	0.04	0.14	0.18	(0.10)	(0.10)	9.81	1.92	36,200	1.15	(i)	1.36	(i)	0.86	(i)	80
Class C
Six months ended 09/30/10	9.75	0.04	0.13	0.17	(0.10)	(0.10)	9.82	1.82	25,500	1.15	(i)	1.36	(i)	0.86	(i)	80
Class Y
Six months ended 09/30/10	9.84	0.09	0.13	0.22	(0.15)	(0.15)	9.91	2.32	900	0.15	(i)	0.36	(i)	1.88	(i)	80

Moderately Conservative Fund (Acquiring Fund)
Class A
Six months ended 06/30/10	$9.35	$0.10	$(0.13)	$(0.03)	$—	$—	$9.32	(0.32)%	$43,094	0.39	%(j)	0.75	%(j)	2.21	%(j)	9%
Class B
Six months ended 06/30/10	9.30	0.07	(0.14)	(0.07)	—	—	9.23	(0.75)	9,053	1.14	%(j)	1.50	(j)	1.46	(j)	9
Class C
Six months ended 06/30/10	9.32	0.07	(0.14)	(0.07)	—	—	9.25	(0.75)	14,248	1.14	(j)	1.50	(j)	1.46	(j)	9
Class R
Six months ended 06/30/10	9.34	0.09	(0.14)	(0.05)	—	—	9.29	(0.54)	2,825	0.64	(j)	1.00	(j)	1.96	(j)	9
Class Y
Six months ended 06/30/10	9.34	0.12	(0.14)	(0.02)	—	—	9.32	(0.21)	75	0.14	(j)	0.50	(j)	2.46	(j)	9
Institutional Class
Six months ended 06/30/10	9.37	0.12	(0.14)	(0.02)	—	—	9.35	(0.21)	29	0.14	(j)	0.37	(j)	2.46	(j)	9

Conservative Fund (Target Fund)
Class A
Six months ended 06/30/10	$9.26	$0.08	$(0.05)	$0.03	$—	$—	$9.29	0.32%	$66,925	0.48	%(k)	0.64	%(k)	1.83	%(k)	14%
Class B
Six months ended 06/30/10	9.20	0.05	(0.06)	(0.01)	—	—	9.19	(0.11)	15,090	1.23	(k)	1.39	(k)	1.08	(k)	14
Class C
Six months ended 06/30/10	9.19	0.05	(0.05)	0.00	—	—	9.19	—	26,292	1.23	(k)	1.39	(k)	1.08	(k)	14
Class R
Six months ended 06/30/10	9.23	0.07	(0.05)	0.02	—	—	9.25	0.22	4,817	0.73	(k)	0.89	(k)	1.58	(k)	14
Class S
Six months ended 06/30/10	9.26	0.08	(0.05)	0.03	—	—	9.29	0.32	2,046	0.38	(k)	0.54	(k)	1.93	(k)	14
Class Y
Six months ended 06/30/10	9.25	0.10	(0.05)	0.05	—	—	9.30	0.54	42	0.23	(k)	0.39	(k)	2.08	(k)	14
Institutional Class
Six months ended 06/30/10	9.18	0.10	(0.05)	0.05	—	—	9.23	0.54	995	0.23	(k)	0.29	(k)	2.08	(k)	14

										Ratio of		Ratio of
			Net gains							expenses		expenses
			(losses) on							to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends					net assets		assets without		investment
	value,	investment	(both	Total from	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	Distributions	of period	Return(b)	(000s omitted)	absorbed(c)		absorbed		net assets		Turnover(d)

VK Conservative Fund (Target Fund)
Class A
Six months ended 09/30/10	$9.69	$0.11	$0.21	$0.32	$(0.12)	$(0.12)	$9.89	$3.38	$92,500	40	%(l)	0.61	%(l)	2.30	%(l)	71%
Class B
Six months ended 09/30/10	9.68	0.08	0.21	0.29	(0.11)	(0.11)	9.86	2.98	18,500	1.15	(l)	1.36	(l)	1.55	(l)	71
Class C
Six months ended 09/30/10	9.67	0.08	0.21	0.29	(0.09)	(0.09)	9.87	3.02	18,100	1.11	(l)(m)	1.32	(l)(m)	1.59	(l)(m)	71
Class Y
Six months ended 09/30/10	9.69	0.12	0.22	0.34	(0.14)	(0.14)	9.89	3.51	200	0.15	(l)	0.36	(l)	2.57	(l)	71

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.82% for the Growth Fund and 0.75% for the Moderate Growth Fund for the year ended December 31, 2009. Estimated acquired fund fees from underlying funds was 0.70% for the VK Growth Fund at September 30, 2010. Estimated acquired fund fees from underlying funds were 0.67% for the Moderately Conservative Fund and 0.60% for the Conservative Fund for the year ended December 31, 2009. Estimated acquired fund fees from the underlying funds was 0.70% for the VK Conservative Fund for the year ended September 30, 2010. Estimated acquired fund fees from underlying funds were 0.72% for the Moderate Fund and 0.68% for the VK Moderate Fund for the years ended December 31, 2009 and September 30, 2010, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(e)	Ratios are annualized and based on following average daily net assets (000’s omitted) of $266,287, $70,806, $71,587, $13,099, $23,272, $1,252 and $101 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class Shares, respectively.

(f)	Ratios are annualized and based on following average daily net assets (000’s omitted) of $181,865, $43,145, $52,392, $6,660, $704, and $14 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

(g)	Ratios are annualized and based on following average daily net assets (000’s omitted) of $120,120, $30,035, $16,214 and $1,446 for Class A, Class B, Class C and Class Y shares, respectively.

(h)	Ratios are annualized and based on following average daily net assets (000’s omitted) of $313,449, $82,412, $99,796, $19,566, $25,718, $1,033 and $510 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares, respectively.

(i)	Ratios are annualized and based on following average daily net assets (000’s omitted) of $186,644, $34,918, $25,090 and $731 for Class A, Class B, Class C and Class Y shares, respectively.

(j)	Ratios are annualized and based on following average daily net assets (000’s omitted) of $42,325, $9,165, $14,638, $2,656, $73, and $30 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

(k)	Ratios are annualized and based on following average daily net assets (000’s omitted) of $68,217, $16,547, $26,313, $4,836, $1,785, $1,026 and $47 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares, respectively.

(l)	Ratios are annualized and based on following average daily net assets (000’s omitted) of $92,780, $18,453 $18,026 and $198 for Class A, Class B and Class C and Class Y shares, respectively.

(m)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.96%.

Statutory Prospectus Supplement dated January 14, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Growth Allocation Fund
The following information replaces in its entirety the last two paragraphs appearing under the heading “FUND SUMMARY- Principal Investment Strategies of the Fund”:
     “Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well in any given period and protect during periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.”
The following information is added to the end of the section appearing under the heading “FUND SUMMARY- Principal Risks of Investing in the Fund”:
     “Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.
     Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
     Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.
     Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.”
The following information restates the information under the heading “FUND SUMMARY- Principal Risks of Investing in the Fund-Leverage Risk”:
     “Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.”
The following information replaces in its entirety the last three paragraphs appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Objective and Strategies”:

1

     “Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well in any given period and protect during periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.
     The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.”
The following information is added to the end of the section appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Risks”:
     “Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
     Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
     Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if the reference index, security or investments do not perform as expected.
     Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.”
The following information restates the information appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Risks-Leverage Risk”:
     “Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may

2

cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.”

3

Statutory Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Growth Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y

Management Fees	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.43	0.43	0.43	0.43	0.43%
Acquired Fund Fees and Expenses	0.77	0.77	0.77	0.77	0.77
Total Annual Fund Operating Expenses	1.45	2.20	2.20	1.70	1.20
Fee Waiver and/or Expense Reimbursement[1]	0.22	0.22	0.22	0.22	0.22
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23	1.98	1.98	1.48	0.98

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.46%, 1.21%, 1.21%, 0.71% and 0.21% of average daily net assets, respectively. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years

Class A	$668	$963	$1,279	$2,172
Class B	701	967	1,360	2,327
Class C	301	667	1,160	2,517
Class R	151	514	902	1,990
Class Y	100	359	639	1,435
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$668	$963	$1,279	$2,172
Class B	201	667	1,160	2,327
Class C	201	667	1,160	2,517
Class R	151	514	902	1,990
Class Y	100	359	639	1,435
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

2

Class A
(Includes Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.23%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.94%)	1.54%	5.15%	8.88%	12.75%	16.75%	20.89%	25.19%	29.63%	34.23%
End of Year Balance	$9,806.27	$10,154.39	$10,514.87	$10,888.15	$11,274.68	$11,674.93	$12,089.39	$12,518.56	$12,962.97	$13,423.15
Estimated Annual Expenses	$668.43	$144.71	$149.85	$155.17	$160.68	$166.38	$172.29	$178.41	$184.74	$191.30

Class A (Without
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.23%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.77%	7.45%	11.27%	15.22%	19.31%	23.54%	27.93%	32.47%	37.17%	42.04%
End of Year Balance	$10,377.00	$10,745.38	$11,126.84	$11,521.85	$11,930.87	$12,354.42	$12,793.00	$13,247.15	$13,717.43	$14,204.40
Estimated Annual Expenses	$125.32	$153.14	$158.57	$164.20	$170.03	$176.07	$182.32	$188.79	$195.49	$202.43

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.98%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	1.45%	1.45%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.02%	5.90%	8.87%	11.92%	15.05%	18.27%	21.59%	24.99%	29.43%	34.02%
End of Year Balance	$10,302.00	$10,590.46	$10,886.99	$11,191.82	$11,505.20	$11,827.34	$12,158.51	$12,498.94	$12,942.66	$13,402.12
Estimated Annual Expenses	$200.99	$229.82	$236.25	$242.87	$249.67	$256.66	$263.84	$271.23	$184.45	$191.00

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.98%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.02%	5.90%	8.87%	11.92%	15.05%	18.27%	21.59%	24.99%	28.49%	32.09%
End of Year Balance	$10,302.00	$10,590.46	$10,886.99	$11,191.82	$11,505.20	$11,827.34	$12,158.51	$12,498.94	$12,848.92	$13,208.68
Estimated Annual Expenses	$200.99	$229.82	$236.25	$242.87	$249.67	$256.66	$263.84	$271.23	$278.83	$286.63

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.48%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.52%	6.94%	10.47%	14.11%	17.88%	21.77%	25.78%	29.94%	34.22%	38.65%
End of Year Balance	$10,352.00	$10,693.62	$11,046.51	$11,411.04	$11,787.60	$12,176.60	$12,578.42	$12,993.51	$13,422.30	$13,865.23
Estimated Annual Expenses	$150.60	$178.89	$184.79	$190.89	$197.19	$203.70	$210.42	$217.36	$224.53	$231.94

3

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.98%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.02%	7.97%	12.08%	16.33%	20.76%	25.34%	30.11%	35.05%	40.18%	45.51%
End of Year Balance	$10,402.00	$10,797.28	$11,207.57	$11,633.46	$12,075.53	$12,534.40	$13,010.71	$13,505.12	$14,018.31	$14,551.01
Estimated Annual Expenses	$99.97	$127.20	$132.03	$137.05	$142.25	$147.66	$153.27	$159.09	$165.14	$171.42

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

4

Statutory Prospectus Supplement dated October 5, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, S and Y shares, as applicable, for each of the Funds listed below:
Invesco Conservative Allocation Fund
Invesco Growth Allocation Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Van Kampen Asset Allocation Conservative Fund
Invesco Van Kampen Asset Allocation Growth Fund
Invesco Van Kampen Asset Allocation Moderate Fund
Effective November 30, 2010, Class B or Class B5 shares may not be purchased or acquired by exchange from share classes other than Class B or Class B5 shares. Any investment received by a Fund on or after this date that is intended for Class B or Class B5 shares will be rejected.
Shareholders with investments in Class B or Class B5 shares may continue to hold such shares until they convert to Class A or Class A5 shares, respectively. However, no additional investments will be accepted in Class B or Class B5 shares on or after November 30, 2010. Dividends and capital gain distributions may continue to be reinvested in Class B or Class B5 shares until their conversion dates. In addition, shareholders invested in Class B or Class B5 shares will be able to exchange those shares for Class B or Class B5 shares, respectively, of other Invesco Funds offering such shares until they convert.

Prospectus	April 30, 2010
as revised October 5, 2010

Class: A (AADAX), B (AAEBX), C (AADCX), R (AADRX), Y (AADYX)

Invesco Growth Allocation Fund

Invesco Growth Allocation Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objectives, Strategies, Risks and Portfolio Holdings	5

Fund Management	9
The Advisers	9
Adviser Compensation	9
Portfolio Managers	9

Other Information	10
Sales Charges	10
Dividends and Distributions	10

Benchmark Descriptions	10

Financial Highlights	11

Hypothetical Investment and Expense Information	12

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-2
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-9
Rights Reserved by the Funds	A-10
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-10
Pricing of Shares	A-11
Taxes	A-13
Payments to Financial Intermediaries	A-14
Important Notice Regarding Delivery of Security Holder Documents	A-15

Obtaining Additional Information	Back Cover

        Invesco Growth Allocation Fund

Fund Summary

Investment Objective
The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	0.43	0.43	0.43	0.43	0.43%

Acquired Fund Fees and Expenses	0.82	0.82	0.82	0.82	0.82

Total Annual Fund Operating Expenses	1.50	2.25	2.25	1.75	1.25

Fee Waiver and/or Expense Reimbursement[1]	0.22	0.22	0.22	0.22	0.22

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.28	2.03	2.03	1.53	1.03

1	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.46%, 1.21%, 1.21%, 0.71% and 0.21%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$673	$978	$1,304	$2,224

Class B	706	982	1,385	2,379

Class C	306	682	1,185	2,568

Class R	156	530	928	2,044

Class Y	105	375	665	1,492

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$673	$978	$1,304	$2,224

Class B	206	682	1,185	2,379

Class C	206	682	1,185	2,568

Class R	156	530	928	2,044

Class Y	105	375	665	1,492

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a higher level of risk than the S&P 500® Index. The Fund’s target allocation is to invest approximately 90% of its total assets in underlying funds that invest primarily in equity securities (equity funds), and approximately 10% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds).

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds (ETFs) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 25% of the assets that are invested in equity funds will be allocated to equity funds that invest primarily in foreign securities.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

1        Invesco Growth Allocation Fund

Effective November 29, 2010, the disclosure under the heading “Principal Investment Strategies of the Fund” will be replaced by the following:

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser) and exchange-traded funds (ETFs) advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they both are indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 71% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 7% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 22% of its total assets in alternative asset classes and investment strategies which may include commodities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 28.4% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 6% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund shares.

Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Debt Securities Risk. The underlying funds may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its

2        Invesco Growth Allocation Fund

proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Independent Management of Sector Risk. Underlying funds may invest in different, independently-managed sectors. Accordingly, poor performance of an investment in one sector may have a significant effect on an underlying fund’s net asset value. Additionally, active rebalancing of an underlying fund’s investments among the sectors may result in increased transaction costs. Independent management of sectors may also result in adverse tax consequences when one or more of an underlying fund’s portfolio managers effect transactions in the same security at or about the same time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Sector Fund Risk. Certain of the underlying fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the underlying fund more volatile.

Short Sales Risk. Short sales may cause an underlying fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, an underlying fund’s exposure is unlimited.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund Prospectus and the SAI could negatively affect the underlying fund and its shareholders.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an

3        Invesco Growth Allocation Fund

underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or underlying fund liquidation.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the underlying fund’s ability to recover should they default.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Effective November 29, 2010, the following risks are added:

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying Fund.

Debt Securities Risk. The underlying funds may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an underlying fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Class A Shares year-to-date (ended March 31, 2010): 3.29%
Best Quarter (ended June 30, 2009): 19.44%
Worst Quarter (ended December 31, 2008): (23.43)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Class A: Inception (04/30/04)
Return Before Taxes	24.03%	0.39%	2.56%
Return After Taxes on Distributions	23.73	(0.23)	1.98
Return After Taxes on Distributions and Sale of Fund Shares	16.00	0.28	2.13

Class B: Inception (04/30/04)	25.20	0.46	2.68

Class C: Inception (04/30/04)	29.20	0.80	2.84

Class R: Inception (04/30/04)	30.81	1.31	3.36

Class Y1: Inception (10/03/08)	31.50	1.61	3.65

S&P 500® Index	26.47	0.42	2.20

Custom Growth Allocation Index (pre-9/30/10) (reflects no deduction for fees, expenses or taxes)	28.54	1.88	4.07

Custom Growth Allocation Index (post-9/30/10) (reflects no deduction for fees, expenses or taxes)	28.54	1.88	4.07

Lipper Multi-Cap Core Funds Index	35.30	1.41	3.24

1	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

4        Invesco Growth Allocation Fund

There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, B, C and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objectives, Strategies, Risks and Portfolio Holdings

Objective and Strategies
The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco . The portfolio of investments typically has a higher level of risk than the S&P 500® Index. The Fund’s target allocation is to invest approximately 90% of its total assets in underlying funds that invest primarily in equity securities (equity funds), and approximately 10% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds).

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETF and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 25% of the assets that are invested in equity funds will be allocated to equity funds that invest primarily in foreign securities.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.

The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

Effective November 29, 2010, the disclosure under the heading “Objective and Strategies”, excluding the first paragraph, will be replaced by the following:

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and ETFs advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they both are indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 71% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 7% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 22% of its total assets in alternative asset classes and investment strategies which may include commodities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 28.4% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 6% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and

5        Invesco Growth Allocation Fund

rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.

The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

Risks
The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may, thereby lower the underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.

Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.

Commodity Risk. Certain of the underlying funds and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject an underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because certain of the underlying fund’s and the Subsidiary’ performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund shares.

Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. The values of convertible securities in which the underlying fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the underlying fund.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Debt Securities Risk. The underlying funds may invest a portion of their assets in debt securities such as notes and bonds. The values of debt securities and the income they generate may be affected by changing interest rates and by changes in their effective maturities and credit quality of these securities.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund. In addition, the use of certain derivatives may cause an underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale may be restricted pending a decision whether the underlying fund is obligated to repurchase mortgage-related securities.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem

6        Invesco Growth Allocation Fund

such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the advisor’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Independent Management of Sector Risk. The Fund invests in different, independently-managed sectors. Accordingly, poor performance of an investment in one sector may have a significant effect on the Fund’s net asset value. Additionally, active rebalancing of the Fund’s investments among the sectors may result in increased transaction costs. Independent management of sectors may also result in adverse tax consequences when one or more of the Fund’s portfolio managers effect transactions in the same security at or about the same time. Underlying funds may invest in different, independently-managed sectors. Accordingly, poor performance of an investment in one sector may have a significant effect on an underlying fund’s net asset value. Additionally, active rebalancing of an underlying fund’s investments among the sectors may result in increased transaction costs. Independent management of sectors may also result in adverse tax consequences when one or more of an underlying fund’s portfolio managers effect transactions in the same security at or about the same time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Limited Number of Holdings Risk. Because a large percentage of an underlying fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in an underlying fund.

Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of

7        Invesco Growth Allocation Fund

the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Non-Diversification Risk. Certain of the underlying funds in which the fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Sector Fund Risk. Certain of the underlying fund’s investments may be concentrated in a comparatively narrow segment of the economy. This means that an underlying fund’s investment concentration in the sector is higher than most mutual funds and the broad securities market. Consequently, an underlying fund may tend to be more volatile than other mutual funds, and consequently the value of an investment in the underlying fund may tend to rise and fall more rapidly.

Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security. The more the underlying fund pays, the more it will lose on the transaction, which adversely affects its share price. As there is no limit on how much the price of the security can increase, an underlying fund’s exposure is unlimited.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, the underlying fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund Prospectus and the SAI and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.

Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. Certain of the underlying funds intend to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on a number of private letter rulings provided to third-parties not associated with the underlying fund (which only these parties may cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from an underlying fund’s investment in the commodity-linked notes and/or the Subsidiary might be non-qualifying income, and there is a possibility such change in position might be applied to an underlying fund retroactively, in which case an underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or underlying fund liquidation. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Effective November 29, 2010, the following risks are added:

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market, risk of greater volatility, that do not affect traditional equity and debt securities.

If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular note in the underlying fund’s portfolio may be significantly higher than the value of the note.

8        Invesco Growth Allocation Fund

A liquid secondary market may not exist for the commodity-linked notes underlying fund buys, which may make it difficult for underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, underlying fund could lose money. The value of the commodity-linked notes underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Economic leverage will increase the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable.

An underlying fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, underlying fund must set aside liquid assets (referred to sometimes as asset segregation), or engage in other measures, while the leveraged derivatives instruments are held. The Subsidiary will comply with these asset segregation requirements to the same extent as the underlying fund itself.

Debt Securities Risk. The underlying funds may invest a portion of their assets in debt securities such as notes and bonds. The values of debt securities and the income they generate may be affected by changing interest rates and by changes in their effective maturities and credit quality of these securities.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an underlying fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invesco.com/us.

Fund Management

The Advisers
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Aim Advisers, Inc., Invesco Distributors, Inc. (Invesco Distributors), formerly Invesco Aim Distributors, Inc., (the distributor of the Invesco Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco, Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the SAI.

Adviser Compensation
The Adviser does not receive a management fee from Invesco Growth Allocation Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for determining the asset class allocation, underlying fund selections and target weighting for the Fund:

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

The underlying funds are actively managed by investment professionals.

More information on the investment professionals managing the underlying funds may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

9        Invesco Growth Allocation Fund

Other Information

Sales Charges
Purchases of Class A shares of Invesco Growth Allocation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of this prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods (including exchanges into Class B Shares of another Invesco Fund during the applicable CDSC periods) listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge. For more information on contingent deferred sales charges, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

Effective September 30, 2010, the Custom Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Growth Allocation Fund, is composed of the following indexes: S&P 500®, MSCI EAFE® and Barclays Capital U.S. Aggregate. The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market. The composition of the index may change from time to time based upon the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Adviser changed the composition of the Custom Growth Allocation Index, the Fund’s previous style specific benchmark, in order to better reflect the change in the underlying investments of the Fund.

Prior to September 30, 2010, the Custom Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Growth Allocation Fund, was composed of the following indexes: Russell 3000®, MSCI EAFE® FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.

Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

10        Invesco Growth Allocation Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average net		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	reimbursements(b)		reimbursements		net assets		turnover(c)

Class A
Year ended 12/31/09	$7.76	$0.18	(d)	$2.24	$2.42	$(0.16)	$—	$(0.16)	$10.02	31.22%	$269,062	0.46	%(e)	0.68	%(e)	2.13	%(e)	28%
Year ended 12/31/08	$14.21	0.14	(d)	(5.91)	(5.77)	(0.01)	(0.67)	(0.68)	7.76	(40.62)	258,136	0.46		0.59		1.16		16
Year ended 12/31/07	$13.73	0.22	(d)	0.83	1.05	(0.19)	(0.38)	(0.57)	14.21	7.75	486,834	0.47		0.56		1.53		5
Year ended 12/31/06	$12.22	0.10		1.93	2.03	(0.10)	(0.42)	(0.52)	13.73	16.63	246,635	0.47		0.63		0.90		24
Year ended 12/31/05	$11.26	0.10	(d)	1.05	1.15	(0.07)	(0.12)	(0.19)	12.22	10.24	132,159	0.46		0.75		0.89		14

Class B
Year ended 12/31/09	$7.64	0.12	(d)	2.19	2.31	(0.07)	—	(0.07)	9.88	30.20	73,887	1.21	(e)	1.43	(e)	1.38	(e)	28
Year ended 12/31/08	$14.10	0.05	(d)	(5.83)	(5.78)	(0.01)	(0.67)	(0.68)	7.64	(41.00)	65,395	1.21		1.34		0.41		16
Year ended 12/31/07	$13.64	0.11	(d)	0.82	0.93	(0.09)	(0.38)	(0.47)	14.10	6.89	129,577	1.22		1.31		0.78		5
Year ended 12/31/06	$12.16	0.02		1.90	1.92	(0.02)	(0.42)	(0.44)	13.64	15.77	110,172	1.22		1.38		0.15		24
Year ended 12/31/05	$11.23	0.02	(d)	1.05	1.07	(0.02)	(0.12)	(0.14)	12.16	9.49	68,411	1.17		1.46		0.18		14

Class C
Year ended 12/31/09	$7.64	0.12	(d)	2.19	2.31	(0.07)	—	(0.07)	9.88	30.20	72,462	1.21	(e)	1.43	(e)	1.38	(e)	28
Year ended 12/31/08	$14.10	0.05	(d)	(5.83)	(5.78)	(0.01)	(0.67)	(0.68)	7.64	(41.00)	59,190	1.21		1.34		0.41		16
Year ended 12/31/07	$13.63	0.11	(d)	0.83	0.94	(0.09)	(0.38)	(0.47)	14.10	6.97	102,941	1.22		1.31		0.78		5
Year ended 12/31/06	$12.15	0.02		1.90	1.92	(0.02)	(0.42)	(0.44)	13.63	15.78	75,611	1.22		1.38		0.15		24
Year ended 12/31/05	$11.23	0.02	(d)	1.04	1.06	(0.02)	(0.12)	(0.14)	12.15	9.40	39,271	1.17		1.46		0.18		14

Class R
Year ended 12/31/09	$7.73	0.16	(d)	2.22	2.38	(0.13)	—	(0.13)	9.98	30.81	13,034	0.71	(e)	0.93	(e)	1.88	(e)	28
Year ended 12/31/08	$14.18	0.11	(d)	(5.88)	(5.77)	(0.01)	(0.67)	(0.68)	7.73	(40.70)	8,386	0.71		0.84		0.91		16
Year ended 12/31/07	$13.70	0.19	(d)	0.83	1.02	(0.16)	(0.38)	(0.54)	14.18	7.52	12,231	0.72		0.81		1.28		5
Year ended 12/31/06	$12.20	0.07		1.92	1.99	(0.07)	(0.42)	(0.49)	13.70	16.34	9,617	0.72		0.88		0.65		24
Year ended 12/31/05	$11.25	0.08	(d)	1.05	1.13	(0.06)	(0.12)	(0.18)	12.20	10.01	6,285	0.67		0.96		0.68		14

Class Y
Year ended 12/31/09	$7.77	0.21	(d)	2.23	2.44	(0.19)	—	(0.19)	10.02	31.50	1,386	0.21	(e)	0.43	(e)	2.38	(e)	28
Year ended 12/31/08(f)	$10.26	0.03	(d)	(1.84)	(1.81)	(0.01)	(0.67)	(0.68)	7.77	(17.65)	658	0.21	(g)	0.46	(g)	1.42	(g)	16

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(b)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.82%, 0.80%, 0.80%, 0.83% and 0.87% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and December 31, 2005, respectively.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $276,023, $66,992, $63,100, $10,147 and $1,046 for Class A, Class B, Class C, Class R and Class Y shares, respectively.
(f)	Commencement date of October 3, 2008 for Class Y shares.
(g)	Annualized.

11        Invesco Growth Allocation Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;
■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum
Sales Charge)	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.28%		1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1	.98)%	1.45%	5.00%	8.67%	12.47%	16.41%	20.49%	24.70%	29.07%	33.58%
End of Year Balance	$9,801.54		$10,144.59	$10,499.65	$10,867.14	$11,247.49	$11,641.15	$12,048.60	$12,470.30	$12,906.76	$13,358.49
Estimated Annual Expenses	$673.21		$149.60	$154.83	$160.25	$165.86	$171.66	$177.67	$183.89	$190.33	$196.99

Class A (Without Maximum
Sales Charge)	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.28%		1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.72%		7.35%	11.11%	15.00%	19.02%	23.19%	27.50%	31.96%	36.58%	41.36%
End of Year Balance	$10,372.00		$10,735.02	$11,110.75	$11,499.62	$11,902.11	$12,318.68	$12,749.84	$13,196.08	$13,657.94	$14,135.97
Estimated Annual Expenses	$130.38		$158.30	$163.84	$169.58	$175.51	$181.66	$188.01	$194.59	$201.41	$208.45

Class B2	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	2.03%		2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	1.50%	1.50%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.97%		5.80%	8.71%	11.70%	14.77%	17.93%	21.17%	24.50%	28.86%	33.37%
End of Year Balance	$10,297.00		$10,580.17	$10,871.12	$11,170.08	$11,477.26	$11,792.88	$12,117.18	$12,450.41	$12,886.17	$13,337.19
Estimated Annual Expenses	$206.01		$234.87	$241.33	$247.96	$254.78	$261.79	$268.99	$276.39	$190.02	$196.68

Class C2	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	2.03%		2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.97%		5.80%	8.71%	11.70%	14.77%	17.93%	21.17%	24.50%	27.93%	31.45%
End of Year Balance	$10,297.00		$10,580.17	$10,871.12	$11,170.08	$11,477.26	$11,792.88	$12,117.18	$12,450.41	$12,792.79	$13,144.59
Estimated Annual Expenses	$206.01		$234.87	$241.33	$247.96	$254.78	$261.79	$268.99	$276.39	$283.99	$291.80

Class R	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.53%		1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.47%		6.83%	10.30%	13.89%	17.59%	21.41%	25.36%	29.43%	33.64%	37.98%
End of Year Balance	$10,347.00		$10,683.28	$11,030.48	$11,388.97	$11,759.12	$12,141.29	$12,535.88	$12,943.30	$13,363.95	$13,798.28
Estimated Annual Expenses	$155.65		$184.01	$190.00	$196.17	$202.55	$209.13	$215.93	$222.94	$230.19	$237.67

Class Y	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.03%		1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.97%		7.87%	11.91%	16.11%	20.46%	24.98%	29.67%	34.53%	39.58%	44.81%
End of Year Balance	$10,397.00		$10,786.89	$11,191.40	$11,611.07	$12,046.49	$12,498.23	$12,966.92	$13,453.17	$13,957.67	$14,481.08
Estimated Annual Expenses	$105.04		$132.40	$137.36	$142.52	$147.86	$153.40	$159.16	$165.13	$171.32	$177.74

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.

12        Invesco Growth Allocation Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other Invesco and Invesco Van Kampen mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invesco.com/us. Click on the link for Accounts & Services, then Service Center, or consult the Fund’s SAI, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation.	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■ Generally closed to new investors

1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class B5 shares of Invesco Money Market Fund convert to Class A5 shares.
3	Class B shares and Class B5 shares will not convert to Class A shares or Class A5 shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class B5 shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund unless you received Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	Class C shares of Invesco Floating Rate Fund have a 12b-1 fee of 0.75%.

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes on a limited basis:

■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;

■	Class A5 shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;

■	Class B5 shares: Invesco Money Market Fund;

■	Class C5 shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;

■	Class R5 shares: Invesco Balanced-Risk Retirement Funds;

■	Class P shares: Invesco Summit Fund;

■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and

■	Invesco Cash Reserve Shares: Invesco Money Market Fund.

A-1        The Invesco Funds

MCF—09/10

Share Class Eligibility

Class A, B, C and Invesco Cash Reserve Shares
Class A, B, C and Invesco Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including Invesco Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class A5, B5, C5 and R5 Shares
Class A5, B5, C5 and R5 shares are closed to new investors. Only investors who have continuously maintained an account in Class A5, B5, C5 or R5 of a specific Fund may make additional purchases into Class A5, B5, C5 and R5, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds, shall include Class A5 (excluding Invesco Money Market Fund), B5, C5, or R5 shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund, shall include Class A5 shares of Invesco Money Market Fund, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares are generally not available for IRAs unless the IRA depositor is considered an Investor Class grandfathered investor or the account is opened through an Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors, Inc. (Invesco Distributors) to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale

A-2        The Invesco Funds

and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:

■	a. have assets of at least $1 million; or
■	b. have at least 100 employees eligible to participate in the Plan; or
■	c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.

No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of Invesco Tax-Exempt Cash Fund and Class A2 shares of Invesco Limited Maturity Treasury Fund or Invesco Tax-Free Intermediate Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Distributors or its affiliates.
■	Unitholders of Invesco Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest

A-3        The Invesco Funds

distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s SAI include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.

Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

A-4        The Invesco Funds

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased before	purchased on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of Invesco LIBOR Alpha Fund and Invesco Short Term Bond Fund
Class C shares of Invesco LIBOR Alpha Fund and Invesco Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first and, then, shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund purchased on or after October 21, 2002, and prior to February 1, 2010.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund

A-5        The Invesco Funds

imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

Invesco Asia Pacific Growth Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Floating Rate Fund
Invesco Global Core Equity Fund
Invesco Global Equity Fund
Invesco Global Fund
Invesco Global Growth Fund
Invesco Global Health Care Fund
Invesco Global Real Estate Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco Gold & Precious Metals Fund

Invesco High Yield Fund
Invesco High Yield Securities Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Growth Equity Fund
Invesco International Small Company Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco Pacific Growth Fund
Invesco Special Value Fund

Invesco U.S. Small Cap Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, Funds of Funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders for lesser amounts

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.

A-6        The Invesco Funds

	Opening An Account	Adding To An Account

By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the internet.

*	In addition, Invesco Investment Services, Inc. does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check may be reinvested into the Class A shares. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the

A-7        The Invesco Funds

customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.
By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent or authorized intermediary, if applicable). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class A5 shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.

Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

A-8        The Invesco Funds

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Minimum Account Balance
A low balance fee of $12 per year will be deducted in the fourth quarter of each year from all Class A share, Class B share, Class C share and Investor Class share accounts held in the Fund (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Fund and the Adviser. The Fund and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our web site, www.invesco.com/us, on or about November 15 of each year. This fee will be payable to the transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the transfer agent to offset amounts that would otherwise be payable by the Fund to the transfer agent under the transfer agency agreement. The low balance fee is not applicable to Fund Accounts comprised of: (i) fund of funds accounts, (ii) escheated accounts, (iii) accounts participating in a Systematic Purchase Plan established directly with the Fund, (iv) accounts with Dollar Cost Averaging, (v) accounts in which Class B Shares are immediately involved in the automatic conversion to Class A Shares, and those corresponding Class A Shares immediately involved in such conversion, (vi) accounts in which all shares are evidenced by share certificates, (vii) certain retirement plan accounts, (viii) forfeiture accounts in connection with certain retirement plans, (ix) investments in Class P, Class R, Class S or Class Y Shares, (x) certain money market funds (Investor Class of Premier U.S. Government Money, Premier Tax-Exempt and Premier Portfolios; all classes of Invesco Money Market Fund; and all classes of Invesco Tax-Exempt Cash Fund), or (xi) accounts in Class A shares established pursuant to an advisory fee program.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules which differ from those described in this prospectus. In such cases, there may be low balance fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

Invesco Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, Invesco Cash Reserve Shares

Class A5	Class A, A5, Y*, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class B5	Class B

Class C	Class C, Y*

Class C5	Class C, C5, Y*

Class R	Class R

Class R5	Class R, R5

Class Y	Class Y

*	You may exchange your Invesco Cash Reserve Shares, Class A shares, Class C shares, Class C5 shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges into Invesco Van Kampen Senior Loan Fund
Invesco Van Kampen Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Van Kampen Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Van Kampen Senior Loan Fund. Please refer to the prospectus for the Invesco Van Kampen Senior Loan Fund for more information, including limitations on exchanges out of Invesco Van Kampen Senior Loan Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

A-9        The Invesco Funds

■	Invesco Cash Reserve shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares of one Fund can not be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market funds and Invesco Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by Funds of Funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of Invesco Limited Maturity Treasury Fund, Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

The Invesco Affiliates and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.

A-10        The Invesco Funds

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

■	The money market funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

Invesco Limited Maturity Treasury Fund. The Board of Invesco Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that Invesco Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, Invesco Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use Invesco Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of Invesco Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of Invesco Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market funds and Invesco Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

A-11        The Invesco Funds

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco valuation committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco High Income Municipal Fund, Invesco Municipal Bond Fund and Invesco Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end Funds, other than open-end Funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end Funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The Invesco Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on

A-12        The Invesco Funds

such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as ”buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends

A-13        The Invesco Funds

received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.

■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

Invesco Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the Invesco Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the Invesco Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund, Invesco FX Alpha Plus Strategy Fund and Invesco Emerging Market Local Currency Debt Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Funds, which may result in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments

A-14        The Invesco Funds

Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-15        The Invesco Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Growth Allocation Fund
SEC 1940 Act file number: 811-02699

invesco.com/us GAL-PRO-1

Statutory Prospectus Supplement dated January 14, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Moderate Allocation Fund
The following information replaces in its entirety the last two paragraphs appearing under the heading “FUND SUMMARY- Principal Investment Strategies of the Fund”:
     “Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well in any given period and protect during periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.”
The following information is added to the end of the section appearing under the heading “FUND SUMMARY- Principal Risks of Investing in the Fund”:
     “Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.
     Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
     Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.”
The following information restates the information under the heading “FUND SUMMARY- Principal Risks of Investing in the Fund-Leverage Risk”:
     “Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.”
The following information replaces in its entirety the last three paragraphs appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Objective and Strategies”:
     “Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well in any given period and protect during periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser monitors the selection of underlying funds to ensure

1

that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.
     The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.”
The following information is added to the end of the section appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Risks”:
     “Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
     Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
     Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if the reference index, security or investments do not perform as expected.”
The following information restates the information appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Risks-Leverage Risk”:
     “Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.”

2

Statutory Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Moderate Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y

Management Fees	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.32	0.32	0.32	0.32	0.32
Acquired Fund Fees and Expenses	0.71	0.71	0.71	0.71	0.71
Total Annual Fund Operating Expenses	1.28	2.03	2.03	1.53	1.03
Fee Waiver and/or Expense Reimbursement[1]	0.20	0.20	0.20	0.20	0.20
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.08	1.83	1.83	1.33	0.83

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.37%, 1.12%, 1.12%, 0.62% and 0.12% of average daily net assets, respectively. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years

Class A	$654	$915	$1,196	$1,994
Class B	686	917	1,275	2,149
Class C	286	617	1,075	2,343
Class R	135	464	815	1,807
Class Y	85	308	549	1,241
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$654	$915	$1,196	$1,994
Class B	186	617	1,075	2,149
Class C	186	617	1,075	2,343
Class R	135	464	815	1,807
Class Y	85	308	549	1,241
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A
(Includes
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.08%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.80%)	1.86%	5.65%	9.58%	13.65%	17.88%	22.27%	26.81%	31.53%	36.42%
End of Year Balance	$9,820.44	$10,185.76	$10,564.67	$10,957.68	$11,365.30	$11,788.09	$12,226.61	$12,681.44	$13,153.19	$13,642.49
Estimated Annual Expenses	$654.06	$128.04	$132.80	$137.74	$142.87	$148.18	$153.69	$159.41	$165.34	$171.49

2

Class A (Without
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.08%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.92%	7.79%	11.80%	15.95%	20.27%	24.74%	29.38%	34.20%	39.19%	44.36%
End of Year Balance	$10,392.00	$10,778.58	$11,179.55	$11,595.42	$12,026.77	$12,474.17	$12,938.21	$13,419.51	$13,918.72	$14,436.49
Estimated Annual Expenses	$110.12	$135.49	$140.53	$145.76	$151.18	$156.81	$162.64	$168.69	$174.96	$181.47

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.83%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	1.28%	1.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.17%	6.23%	9.39%	12.64%	15.98%	19.43%	22.98%	26.63%	31.34%	36.22%
End of Year Balance	$10,317.00	$10,623.41	$10,938.93	$11,263.82	$11,598.35	$11,942.82	$12,297.52	$12,662.76	$13,133.82	$13,622.39
Estimated Annual Expenses	$185.90	$212.55	$218.86	$225.36	$232.05	$238.94	$246.04	$253.35	$165.10	$171.24

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.83%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%	2.03%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.17%	6.23%	9.39%	12.64%	15.98%	19.43%	22.98%	26.63%	30.39%	34.26%
End of Year Balance	$10,317.00	$10,623.41	$10,938.93	$11,263.82	$11,598.35	$11,942.82	$12,297.52	$12,662.76	$13,038.85	$13,426.10
Estimated Annual Expenses	$185.90	$212.55	$218.86	$225.36	$232.05	$238.94	$246.04	$253.35	$260.87	$268.62

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.33%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.67%	7.27%	10.99%	14.84%	18.83%	22.95%	27.22%	31.63%	36.20%	40.92%
End of Year Balance	$10,367.00	$10,726.73	$11,098.95	$11,484.09	$11,882.58	$12,294.91	$12,721.54	$13,162.98	$13,619.74	$14,092.34
Estimated Annual Expenses	$135.44	$161.37	$166.97	$172.76	$178.76	$184.96	$191.38	$198.02	$204.89	$212.00

3

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.83%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.17%	8.31%	12.61%	17.08%	21.72%	26.56%	31.58%	36.80%	42.24%	47.88%
End of Year Balance	$10,417.00	$10,830.55	$11,260.53	$11,707.57	$12,172.36	$12,655.60	$13,158.03	$13,680.41	$14,223.52	$14,788.19
Estimated Annual Expenses	$84.73	$109.42	$113.77	$118.29	$122.98	$127.86	$132.94	$138.22	$143.71	$149.41

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

4

Statutory Prospectus Supplement dated October 5, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, S and Y shares, as applicable, for each of the Funds listed below:
Invesco Conservative Allocation Fund
Invesco Growth Allocation Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Van Kampen Asset Allocation Conservative Fund
Invesco Van Kampen Asset Allocation Growth Fund
Invesco Van Kampen Asset Allocation Moderate Fund
Effective November 30, 2010, Class B or Class B5 shares may not be purchased or acquired by exchange from share classes other than Class B or Class B5 shares. Any investment received by a Fund on or after this date that is intended for Class B or Class B5 shares will be rejected.
Shareholders with investments in Class B or Class B5 shares may continue to hold such shares until they convert to Class A or Class A5 shares, respectively. However, no additional investments will be accepted in Class B or Class B5 shares on or after November 30, 2010. Dividends and capital gain distributions may continue to be reinvested in Class B or Class B5 shares until their conversion dates. In addition, shareholders invested in Class B or Class B5 shares will be able to exchange those shares for Class B or Class B5 shares, respectively, of other Invesco Funds offering such shares until they convert.

Prospectus	April 30, 2010
as revised October 5, 2010

Class: A (AMKAX), B (AMKBX), C (AMKCX), R (AMKRX), Y (ABKYX)

Invesco Moderate Allocation Fund

Invesco Moderate Allocation Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objectives, Strategies, Risks and Portfolio Holdings	5

Fund Management	9
The Advisers	9
Adviser Compensation	9
Portfolio Managers	9

Other Information	9
Sales Charges	9
Dividends and Distributions	10

Benchmark Descriptions	10

Financial Highlights	11

Hypothetical Investment and Expense Information	12

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-2
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-9
Rights Reserved by the Funds	A-10
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-10
Pricing of Shares	A-11
Taxes	A-13
Payments to Financial Intermediaries	A-14
Important Notice Regarding Delivery of Security Holder Documents	A-15

Obtaining Additional Information	Back Cover

        Invesco Moderate Allocation Fund

Fund Summary

Investment Objective
The Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	0.32	0.32	0.32	0.32	0.32%

Acquired Fund Fees and Expenses	0.72	0.72	0.72	0.72	0.72

Total Annual Fund Operating Expenses	1.29	2.04	2.04	1.54	1.04

Fee Waiver and/or Expense Reimbursement[1]	0.20	0.20	0.20	0.20	0.20

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09	1.84	1.84	1.34	0.84

1	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.37%, 1.12%, 1.12%, 0.62% and 0.12%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$655	$918	$1,201	$2,004

Class B	687	920	1,280	2,160

Class C	287	620	1,080	2,353

Class R	136	467	821	1,818

Class Y	86	311	555	1,253

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$655	$918	$1,201	$2,004

Class B	187	620	1,080	2,160

Class C	187	620	1,080	2,353

Class R	136	467	821	1,818

Class Y	86	311	555	1,253

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a moderate level of risk relative to the S&P 500® Index. The Fund’s target allocation is to invest 58.5% of its total assets in underlying funds that invest primarily in equity securities (equity funds) and 41.5% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds).

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds (ETFs) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Up to 20% of the assets that are invested in equity funds will be allocated to equity funds that invest primarily in foreign securities.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

1        Invesco Moderate Allocation Fund

Effective November 29, 2010, the disclosure under the heading “Principal Investment Strategies of the Fund” will be replaced by the following:

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser) and exchange-traded funds (ETFs) advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 52% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 30.5% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 17.5% of its total assets in alternative asset classes and investment strategies which may include commodities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 23.2% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 5% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund shares.

Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Debt Securities Risk. The underlying funds may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its

2        Invesco Moderate Allocation Fund

proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Short Sales Risk. Short sales may cause an underlying fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, an underlying fund’s exposure is unlimited.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund Prospectus and the SAI could negatively affect the underlying fund and its shareholders.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or underlying fund liquidation.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the underlying fund’s ability to recover should they default.

3        Invesco Moderate Allocation Fund

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Effective November 29, 2010, the following risks are added:

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying Fund.

Debt Securities Risk. The underlying funds may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an underlying fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Class A Shares year-to-date (ended March 31, 2010): 3.32%
Best Quarter (ended June 30, 2009): 14.31%
Worst Quarter (ended December 31, 2008): (16.75)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Class A: Inception (04/30/04)
Return Before Taxes	19.85%	1.23%	2.77%
Return After Taxes on Distributions	18.52	0.07	1.68
Return After Taxes on Distributions and Sale of Fund Shares	13.05	0.59	1.93

Class B: Inception (04/30/04)	20.80	1.26	2.88

Class C: Inception (04/30/04)	24.80	1.60	3.03

Class R: Inception (04/30/04)	26.44	2.11	3.55

Class Y1: Inception (10/03/08)	27.02	2.42	3.83

S&P 500® Index	26.47	0.42	2.20

Custom Moderate Allocation Index (pre-9/30/10) (reflects no deduction for fees, expenses or taxes)	21.46	3.29	4.66

Custom Moderate Allocation Index (post-9/30/10) (reflects no deduction for fees, expenses or taxes)	21.46	3.29	4.66

Lipper Mixed-Asset Target Allocation Moderate Funds Index	24.65	2.33	3.58

1	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

4        Invesco Moderate Allocation Fund

There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, B, C and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objectives, Strategies, Risks and Portfolio Holdings

Objective and Strategies
The Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco. The portfolio of investments typically has a moderate level of risk relative to the S&P 500® Index. The Fund’s target allocation is to invest 58.5% of its total assets in underlying funds that invest primarily in equity securities (equity funds) and 41.5% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds).

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETF and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Up to 20% of the assets that are invested in equity funds will be allocated to equity funds that invest primarily in foreign securities.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.

The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

Effective November 29, 2010, the disclosure under the heading “Objective and Strategies” excluding the first paragraph will be replaced by the following:

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and ETFs advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 52% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 30.5% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 17.5% of its total assets in alternative asset classes and investment strategies which may include commodities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 23.2% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 5% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and

5        Invesco Moderate Allocation Fund

rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.

The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

Risks
The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may, thereby lower the underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.

Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.

Commodity Risk. Certain of the underlying funds and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject an underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because certain of the underlying fund’s and the Subsidiary’ performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund shares.

Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. The values of convertible securities in which the underlying fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the underlying fund.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Debt Securities Risk. The underlying funds may invest a portion of their assets in debt securities such as notes and bonds. The values of debt securities and the income they generate may be affected by changing interest rates and by changes in their effective maturities and credit quality of these securities.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund. In addition, the use of certain derivatives may cause an underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale may be restricted pending a decision whether the underlying fund is obligated to repurchase mortgage-related securities.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem

6        Invesco Moderate Allocation Fund

such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the advisor’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Limited Number of Holdings Risk. Because a large percentage of an underlying fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in an underlying fund.

Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Non-Diversification Risk. Certain of the underlying funds in which the fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan

7        Invesco Moderate Allocation Fund

or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security. The more the underlying fund pays, the more it will lose on the transaction, which adversely affects its share price. As there is no limit on how much the price of the security can increase, an underlying fund’s exposure is unlimited.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, the underlying fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund Prospectus and the SAI and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.

Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. Certain of the underlying funds intend to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on a number of private letter rulings provided to third-parties not associated with the underlying fund (which only these parties may cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from an underlying fund’s investment in the commodity-linked notes and/or the Subsidiary might be non-qualifying income, and there is a possibility such change in position might be applied to an underlying fund retroactively, in which case an underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or underlying fund liquidation. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Effective November 29, 2010, the following risks are added:

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market, risk of greater volatility, that do not affect traditional equity and debt securities.

If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular note in the underlying fund’s portfolio may be significantly higher than the value of the note.

A liquid secondary market may not exist for the commodity-linked notes underlying fund buys, which may make it difficult for underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, underlying fund could lose money. The value of the commodity-linked notes underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Economic leverage will increase the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable.

An underlying fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, underlying fund must set aside liquid assets (referred to sometimes as asset segregation), or engage in other measures, while the leveraged derivatives instruments are held. The Subsidiary will comply with these asset segregation requirements to the same extent as the underlying fund itself.

8        Invesco Moderate Allocation Fund

Debt Securities Risk. The underlying funds may invest a portion of their assets in debt securities such as notes and bonds. The values of debt securities and the income they generate may be affected by changing interest rates and by changes in their effective maturities and credit quality of these securities.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an underlying fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invesco.com/us.

Fund Management

The Advisers
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Invesco Floating Rate Fund, one of the underlying funds along with numerous unrelated funds and financial institutions, has been named as a defendant in a private civil lawsuit filed in the United States Bankruptcy Court, Southern District of New York. (Adelphia Communications Corp. and its Affiliate Debtors in Possession and Official Committee of Unsecured Creditors of Adelphia v. Bank of America, individually and as Agent for various Banks Party to Credit Agreements, et al., Case No. 02-41729). This lawsuit seeks avoidance of certain loans of Adelphia Communications Corp. (Adelphia) and alleges that the purchasers of Adelphia’s bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. The amount sought to be recovered from the Fund in the Adelphia lawsuit is not specified in such lawsuit. On June 17, 2008, the Court granted defendants’ Motion to Dismiss and dismissed all claims against the Fund. On July 17, 2008, the defendants filed a Motion to make the Dismissal a Final Judgment, which the court granted. Adelphia appealed the ruling, and the appeal is pending.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Aim Advisers, Inc., Invesco Distributors, Inc. (Invesco Distributors), formerly Invesco Aim Distributors, Inc., (the distributor of the Invesco Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco, Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the SAI.

Adviser Compensation
The Adviser does not receive a management fee from Invesco Moderate Allocation Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for determining the asset class allocation, underlying fund selections and target weighting for the Fund:

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

The underlying funds are actively managed by investment professionals.

More information on the investment professionals managing the underlying funds may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of Invesco Moderate Allocation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of this prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods (including exchanges into

9        Invesco Moderate Allocation Fund

Class B Shares of another Invesco Fund during the applicable CDSC periods) listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge. For more information on contingent deferred sales charges, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

Effective September 30, 2010, the Custom Moderate Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Allocation Fund, is composed of the following indexes: S&P 500®, MSCI EAFE® and Barclays Capital U.S. Aggregate. The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Adviser changed the composition of the Custom Moderate Allocation Index, the Fund’s previous style specific benchmark, in order to better reflect the change in the underlying investments of the Fund.

Prior to September 30, 2010, the Custom Moderate Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Allocation Fund, was composed of the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.

Lipper Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

10        Invesco Moderate Allocation Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Year ended 12/31/09	$7.87	$0.31	$1.80	$2.11	$(0.35)	$—	$(0.35)	$9.63	26.86%	$312,736	0.37	%(e)	0.57	%(e)	3.64	%(e)	21%
Year ended 12/31/08	$12.35	0.40	(4.25)	(3.85)	(0.30)	(0.33)	(0.63)	7.87	(31.11)	294,668	0.37		0.52		3.76		13
Year ended 12/31/07	$12.23	0.41	0.45	0.86	(0.37)	(0.37)	(0.74)	12.35	7.14	466,753	0.38		0.50		3.20		6
Year ended 12/31/06	$11.49	0.31	1.04	1.35	(0.28)	(0.33)	(0.61)	12.23	11.73	312,300	0.38		0.53		2.56		21
Year ended 12/31/05	$10.89	0.24	0.57	0.81	(0.18)	(0.03)	(0.21)	11.49	7.47	208,841	0.34		0.62		2.19		2

Class B
Year ended 12/31/09	$7.85	0.25	1.77	2.02	(0.28)	—	(0.28)	9.59	25.80	85,714	1.12	(e)	1.32	(e)	2.89	(e)	21
Year ended 12/31/08	$12.27	0.32	(4.20)	(3.88)	(0.21)	(0.33)	(0.54)	7.85	(31.57)	85,928	1.12		1.27		3.01		13
Year ended 12/31/07	$12.17	0.31	0.44	0.75	(0.28)	(0.37)	(0.65)	12.27	6.24	155,059	1.13		1.25		2.45		6
Year ended 12/31/06	$11.45	0.21	1.03	1.24	(0.19)	(0.33)	(0.52)	12.17	10.86	146,751	1.13		1.28		1.81		21
Year ended 12/31/05	$10.87	0.16	0.57	0.73	(0.12)	(0.03)	(0.15)	11.45	6.75	117,373	1.05		1.33		1.48		2

Class C
Year ended 12/31/09	$7.85	0.25	1.77	2.02	(0.28)	—	(0.28)	9.59	25.80	99,807	1.12	(e)	1.32	(e)	2.89	(e)	21
Year ended 12/31/08	$12.27	0.32	(4.20)	(3.88)	(0.21)	(0.33)	(0.54)	7.85	(31.57)	88,392	1.12		1.27		3.01		13
Year ended 12/31/07	$12.17	0.31	0.44	0.75	(0.28)	(0.37)	(0.65)	12.27	6.24	141,090	1.13		1.25		2.45		6
Year ended 12/31/06	$11.45	0.21	1.03	1.24	(0.19)	(0.33)	(0.52)	12.17	10.86	114,828	1.13		1.28		1.81		21
Year ended 12/31/05	$10.87	0.16	0.57	0.73	(0.12)	(0.03)	(0.15)	11.45	6.75	77,801	1.05		1.33		1.48		2

Class R
Year ended 12/31/09	$7.87	0.29	1.79	2.08	(0.33)	—	(0.33)	9.62	26.44	18,886	0.62	(e)	0.82	(e)	3.39	(e)	21
Year ended 12/31/08	$12.33	0.37	(4.23)	(3.86)	(0.27)	(0.33)	(0.60)	7.87	(31.24)	14,176	0.62		0.77		3.51		13
Year ended 12/31/07	$12.21	0.38	0.45	0.83	(0.34)	(0.37)	(0.71)	12.33	6.90	19,332	0.63		0.75		2.95		6
Year ended 12/31/06	$11.48	0.28	1.03	1.31	(0.25)	(0.33)	(0.58)	12.21	11.41	15,294	0.63		0.78		2.31		21
Year ended 12/31/05	$10.89	0.22	0.57	0.79	(0.17)	(0.03)	(0.20)	11.48	7.21	10,332	0.55		0.83		1.98		2

Class Y
Year ended 12/31/09	$7.87	0.34	1.78	2.12	(0.37)	—	(0.37)	9.62	27.02	1,131	0.12	(e)	0.32	(e)	3.89	(e)	21
Year ended 12/31/08(f)	$9.77	0.08	(1.34)	(1.26)	(0.31)	(0.33)	(0.64)	7.87	(12.84)	680	0.12	(g)	0.33	(g)	4.01	(g)	13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.72%, 0.75%, 0.76%, 0.80% and 0.82% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and December 31, 2005, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $309,898, $81,886, $89,027, $15,728 and $874 for Class A, Class B, Class C, Class R and Class Y shares, respectively.
(f)	Commencement date of October 3, 2008 for Class Y shares.
(g)	Annualized.

11        Invesco Moderate Allocation Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;

■	Hypotheticals both with and without any applicable initial sales charge applied; and

■	There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum
Sales Charge)	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.09%		1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1	.81)%	1.84%	5.62%	9.53%	13.60%	17.81%	22.18%	26.72%	31.42%	36.29%
End of Year Balance	$9,819.50		$10,183.80	$10,561.62	$10,953.45	$11,359.83	$11,781.28	$12,218.36	$12,671.66	$13,141.78	$13,629.34
Estimated Annual Expenses	$655.02		$129.02	$133.81	$138.77	$143.92	$149.26	$154.80	$160.54	$166.50	$172.67

Class A (Without Maximum
Sales Charge)	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.09%		1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.91%		7.77%	11.76%	15.91%	20.21%	24.67%	29.29%	34.09%	39.07%	44.23%
End of Year Balance	$10,391.00		$10,776.51	$11,176.31	$11,590.96	$12,020.98	$12,466.96	$12,929.48	$13,409.17	$13,906.65	$14,422.58
Estimated Annual Expenses	$111.13		$136.53	$141.60	$146.85	$152.30	$157.95	$163.81	$169.88	$176.19	$182.72

Class B2	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.84%		2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	1.29%	1.29%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.16%		6.21%	9.36%	12.59%	15.93%	19.36%	22.89%	26.53%	31.22%	36.09%
End of Year Balance	$10,316.00		$10,621.35	$10,935.75	$11,259.44	$11,592.72	$11,935.87	$12,289.17	$12,652.93	$13,122.35	$13,609.19
Estimated Annual Expenses	$186.91		$213.56	$219.88	$226.39	$233.09	$239.99	$247.10	$254.41	$166.25	$172.42

Class C2	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.84%		2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%	2.04%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.16%		6.21%	9.36%	12.59%	15.93%	19.36%	22.89%	26.53%	30.27%	34.13%
End of Year Balance	$10,316.00		$10,621.35	$10,935.75	$11,259.44	$11,592.72	$11,935.87	$12,289.17	$12,652.93	$13,027.46	$13,413.07
Estimated Annual Expenses	$186.91		$213.56	$219.88	$226.39	$233.09	$239.99	$247.10	$254.41	$261.94	$269.69

Class R	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.34%		1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.66%		7.25%	10.96%	14.80%	18.77%	22.88%	27.13%	31.53%	36.08%	40.79%
End of Year Balance	$10,366.00		$10,724.66	$11,095.74	$11,479.65	$11,876.85	$12,287.78	$12,712.94	$13,152.81	$13,607.90	$14,078.73
Estimated Annual Expenses	$136.45		$162.40	$168.02	$173.83	$179.85	$186.07	$192.51	$199.17	$206.06	$213.19

Class Y	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.84%		1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.16%		8.28%	12.57%	17.03%	21.67%	26.48%	31.49%	36.70%	42.11%	47.74%
End of Year Balance	$10,416.00		$10,828.47	$11,257.28	$11,703.07	$12,166.51	$12,648.30	$13,149.18	$13,669.89	$14,211.21	$14,773.98
Estimated Annual Expenses	$85.75		$110.47	$114.85	$119.39	$124.12	$129.04	$134.15	$139.46	$144.98	$150.72

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.

12        Invesco Moderate Allocation Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other Invesco and Invesco Van Kampen mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invesco.com/us. Click on the link for Accounts & Services, then Service Center, or consult the Fund’s SAI, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation.	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■ Generally closed to new investors

1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class B5 shares of Invesco Money Market Fund convert to Class A5 shares.
3	Class B shares and Class B5 shares will not convert to Class A shares or Class A5 shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class B5 shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund unless you received Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	Class C shares of Invesco Floating Rate Fund have a 12b-1 fee of 0.75%.

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes on a limited basis:

■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;

■	Class A5 shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;

■	Class B5 shares: Invesco Money Market Fund;

■	Class C5 shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;

■	Class R5 shares: Invesco Balanced-Risk Retirement Funds;

■	Class P shares: Invesco Summit Fund;

■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and

■	Invesco Cash Reserve Shares: Invesco Money Market Fund.

A-1        The Invesco Funds

MCF—09/10

Share Class Eligibility

Class A, B, C and Invesco Cash Reserve Shares
Class A, B, C and Invesco Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including Invesco Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class A5, B5, C5 and R5 Shares
Class A5, B5, C5 and R5 shares are closed to new investors. Only investors who have continuously maintained an account in Class A5, B5, C5 or R5 of a specific Fund may make additional purchases into Class A5, B5, C5 and R5, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds, shall include Class A5 (excluding Invesco Money Market Fund), B5, C5, or R5 shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund, shall include Class A5 shares of Invesco Money Market Fund, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares are generally not available for IRAs unless the IRA depositor is considered an Investor Class grandfathered investor or the account is opened through an Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors, Inc. (Invesco Distributors) to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale

A-2        The Invesco Funds

and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:

■	a. have assets of at least $1 million; or
■	b. have at least 100 employees eligible to participate in the Plan; or
■	c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.

No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of Invesco Tax-Exempt Cash Fund and Class A2 shares of Invesco Limited Maturity Treasury Fund or Invesco Tax-Free Intermediate Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Distributors or its affiliates.
■	Unitholders of Invesco Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest

A-3        The Invesco Funds

distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s SAI include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.

Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

A-4        The Invesco Funds

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased before	purchased on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of Invesco LIBOR Alpha Fund and Invesco Short Term Bond Fund
Class C shares of Invesco LIBOR Alpha Fund and Invesco Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first and, then, shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund purchased on or after October 21, 2002, and prior to February 1, 2010.

■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate

■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund

A-5        The Invesco Funds

imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

Invesco Asia Pacific Growth Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Floating Rate Fund
Invesco Global Core Equity Fund
Invesco Global Equity Fund
Invesco Global Fund
Invesco Global Growth Fund
Invesco Global Health Care Fund
Invesco Global Real Estate Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco Gold & Precious Metals Fund

Invesco High Yield Fund
Invesco High Yield Securities Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Growth Equity Fund
Invesco International Small Company Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco Pacific Growth Fund
Invesco Special Value Fund

Invesco U.S. Small Cap Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, Funds of Funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders for lesser amounts

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.

A-6        The Invesco Funds

	Opening An Account	Adding To An Account

By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the internet.

*	In addition, Invesco Investment Services, Inc. does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check may be reinvested into the Class A shares. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the

A-7        The Invesco Funds

customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.
By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent or authorized intermediary, if applicable). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class A5 shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.

Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

A-8        The Invesco Funds

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Minimum Account Balance
A low balance fee of $12 per year will be deducted in the fourth quarter of each year from all Class A share, Class B share, Class C share and Investor Class share accounts held in the Fund (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Fund and the Adviser. The Fund and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our web site, www.invesco.com/us, on or about November 15 of each year. This fee will be payable to the transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the transfer agent to offset amounts that would otherwise be payable by the Fund to the transfer agent under the transfer agency agreement. The low balance fee is not applicable to Fund Accounts comprised of: (i) fund of funds accounts, (ii) escheated accounts, (iii) accounts participating in a Systematic Purchase Plan established directly with the Fund, (iv) accounts with Dollar Cost Averaging, (v) accounts in which Class B Shares are immediately involved in the automatic conversion to Class A Shares, and those corresponding Class A Shares immediately involved in such conversion, (vi) accounts in which all shares are evidenced by share certificates, (vii) certain retirement plan accounts, (viii) forfeiture accounts in connection with certain retirement plans, (ix) investments in Class P, Class R, Class S or Class Y Shares, (x) certain money market funds (Investor Class of Premier U.S. Government Money, Premier Tax-Exempt and Premier Portfolios; all classes of Invesco Money Market Fund; and all classes of Invesco Tax-Exempt Cash Fund), or (xi) accounts in Class A shares established pursuant to an advisory fee program.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules which differ from those described in this prospectus. In such cases, there may be low balance fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

Invesco Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, Invesco Cash Reserve Shares

Class A5	Class A, A5, Y*, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class B5	Class B

Class C	Class C, Y*

Class C5	Class C, C5, Y*

Class R	Class R

Class R5	Class R, R5

Class Y	Class Y

*	You may exchange your Invesco Cash Reserve Shares, Class A shares, Class C shares, Class C5 shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges into Invesco Van Kampen Senior Loan Fund
Invesco Van Kampen Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Van Kampen Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Van Kampen Senior Loan Fund. Please refer to the prospectus for the Invesco Van Kampen Senior Loan Fund for more information, including limitations on exchanges out of Invesco Van Kampen Senior Loan Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

A-9        The Invesco Funds

■	Invesco Cash Reserve shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares of one Fund can not be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market funds and Invesco Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by Funds of Funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of Invesco Limited Maturity Treasury Fund, Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

The Invesco Affiliates and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.

A-10        The Invesco Funds

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

■	The money market funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

Invesco Limited Maturity Treasury Fund. The Board of Invesco Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that Invesco Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, Invesco Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use Invesco Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of Invesco Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of Invesco Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market funds and Invesco Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

A-11        The Invesco Funds

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco valuation committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco High Income Municipal Fund, Invesco Municipal Bond Fund and Invesco Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end Funds, other than open-end Funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end Funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The Invesco Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on

A-12        The Invesco Funds

such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as ”buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends

A-13        The Invesco Funds

received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.

■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

Invesco Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the Invesco Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the Invesco Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund, Invesco FX Alpha Plus Strategy Fund and Invesco Emerging Market Local Currency Debt Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Funds, which may result in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments

A-14        The Invesco Funds

Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-15        The Invesco Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Moderate Allocation Fund
SEC 1940 Act file number: 811-02699

invesco.com/us MAL-PRO-1

Statutory Prospectus Supplement dated January 14, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Moderately Conservative Allocation Fund
The following information replaces in its entirety the last two paragraphs appearing under the heading “FUND SUMMARY- Principal Investment Strategies of the Fund”:
     “Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well in any given period and protect during periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.”
The following information is added to the end of the section appearing under the heading “FUND SUMMARY- Principal Risks of Investing in the Fund”:
     “Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.
     Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
     Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.”
The following information restates the information under the heading “FUND SUMMARY- Principal Risks of Investing in the Fund-Leverage Risk”:
     “Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.”
The following information replaces in its entirety the last three paragraphs appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Objective and Strategies”:
     “Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well in any given period and protect during periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser monitors the selection of underlying funds to ensure

1

that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.
     The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.”
The following information is added to the end of the section appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Risks”:
     “Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
     Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
     Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if the reference index, security or investments do not perform as expected.”
The following information restates the information appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Risks-Leverage Risk”:
     “Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.”

2

Summary Prospectus Supplement dated January 14, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, R, Y and Institutional Class shares of the Fund listed below:
Invesco Moderately Conservative Allocation Fund
The following information replaces in its entirety the last two paragraphs appearing under the heading “Principal Investment Strategies of the Fund”:
     “Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well in any given period and protect during periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.”
The following information is added to the end of the section appearing under the heading “Principal Risks of Investing in the Fund”:
     “Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.
     Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
     Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.”
The following information restates the information under the heading “Principal Risks of Investing in the Fund-Leverage Risk”:
     “Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.”

Statutory Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Moderately Conservative Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class R	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y

Management Fees	None	None	None	None	None
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.46	0.46	0.46	0.46	0.46%
Acquired Fund Fees and Expenses	0.64	0.64	0.64	0.64	0.64
Total Annual Fund Operating Expenses	1.35	2.10	2.10	1.60	1.10
Fee Waiver and/or Expense Reimbursement[1]	0.32	0.32	0.32	0.32	0.32
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03	1.78	1.78	1.28	0.78

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.39%, 1.14%, 1.14%, 0.64% and 0.14% of average daily net assets, respectively. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years

Class A	$649	$924	$1,220	$2,058
Class B	681	927	1,300	2,214
Class C	281	627	1,100	2,406
Class R	130	474	841	1,873
Class Y	80	318	575	1,312
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$649	$924	$1,220	$2,058
Class B	181	627	1,100	2,214
Class C	181	627	1,100	2,406
Class R	130	474	841	1,873
Class Y	80	318	575	1,312
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A
(Includes Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.03%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.75%)	1.84%	5.55%	9.41%	13.40%	17.54%	21.83%	26.28%	30.89%	35.66%
End of Year Balance	$9,825.17	$10,183.78	$10,555.49	$10,940.77	$11,340.11	$11,754.02	$12,183.04	$12,627.72	$13,088.63	$13,566.37
Estimated Annual Expenses	$649.27	$135.06	$139.99	$145.10	$150.40	$155.89	$161.58	$167.47	$173.59	$179.92

2

Class A (Without
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.03%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.97%	7.76%	11.70%	15.78%	20.00%	24.38%	28.92%	33.63%	38.50%	43.56%
End of Year Balance	$10,397.00	$10,776.49	$11,169.83	$11,577.53	$12,000.11	$12,438.12	$12,892.11	$13,362.67	$13,850.41	$14,355.95
Estimated Annual Expenses	$105.04	$142.92	$148.14	$153.54	$159.15	$164.96	$170.98	$177.22	$183.69	$190.39

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.78%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	1.35%	1.35%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.22%	6.21%	9.29%	12.46%	15.72%	19.08%	22.53%	26.09%	30.69%	35.46%
End of Year Balance	$10,322.00	$10,621.34	$10,929.36	$11,246.31	$11,572.45	$11,908.05	$12,253.39	$12,608.73	$13,068.95	$13,545.97
Estimated Annual Expenses	$180.87	$219.91	$226.28	$232.84	$239.60	$246.55	$253.70	$261.05	$173.32	$179.65

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.78%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.22%	6.21%	9.29%	12.46%	15.72%	19.08%	22.53%	26.09%	29.74%	33.51%
End of Year Balance	$10,322.00	$10,621.34	$10,929.36	$11,246.31	$11,572.45	$11,908.05	$12,253.39	$12,608.73	$12,974.39	$13,350.64
Estimated Annual Expenses	$180.87	$219.91	$226.28	$232.84	$239.60	$246.55	$253.70	$261.05	$268.62	$276.41

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.28%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.72%	7.25%	10.89%	14.66%	18.56%	22.59%	26.76%	31.07%	35.53%	40.14%
End of Year Balance	$10,372.00	$10,724.65	$11,089.29	$11,466.32	$11,856.18	$12,259.29	$12,676.10	$13,107.09	$13,552.73	$14,013.52
Estimated Annual Expenses	$130.38	$168.77	$174.51	$180.44	$186.58	$192.92	$199.48	$206.27	$213.28	$220.53

3

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.78%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.22%	8.28%	12.51%	16.90%	21.45%	26.19%	31.11%	36.23%	41.54%	47.06%
End of Year Balance	$10,422.00	$10,828.46	$11,250.77	$11,689.55	$12,145.44	$12,619.11	$13,111.26	$13,622.60	$14,153.88	$14,705.88
Estimated Annual Expenses	$79.65	$116.88	$121.44	$126.17	$131.09	$136.21	$141.52	$147.04	$152.77	$158.73

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

4

Statutory Prospectus Supplement dated October 5, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, S and Y shares, as applicable, for each of the Funds listed below:
Invesco Conservative Allocation Fund
Invesco Growth Allocation Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Van Kampen Asset Allocation Conservative Fund
Invesco Van Kampen Asset Allocation Growth Fund
Invesco Van Kampen Asset Allocation Moderate Fund
Effective November 30, 2010, Class B or Class B5 shares may not be purchased or acquired by exchange from share classes other than Class B or Class B5 shares. Any investment received by a Fund on or after this date that is intended for Class B or Class B5 shares will be rejected.
Shareholders with investments in Class B or Class B5 shares may continue to hold such shares until they convert to Class A or Class A5 shares, respectively. However, no additional investments will be accepted in Class B or Class B5 shares on or after November 30, 2010. Dividends and capital gain distributions may continue to be reinvested in Class B or Class B5 shares until their conversion dates. In addition, shareholders invested in Class B or Class B5 shares will be able to exchange those shares for Class B or Class B5 shares, respectively, of other Invesco Funds offering such shares until they convert.

Prospectus	April 30, 2010
as revised October 5, 2010

Class: A (CAAMX), B (CMBAX), C (CACMX), R (CMARX), Y (CAAYX)

Invesco Moderately Conservative Allocation Fund

Invesco Moderately Conservative Allocation Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objectives, Strategies, Risks and Portfolio Holdings	4

Fund Management	8
The Advisers	8
Adviser Compensation	8
Portfolio Managers	8

Other Information	9
Sales Charges	9
Dividends and Distributions	9

Benchmark Descriptions	9

Financial Highlights	10

Hypothetical Investment and Expense Information	11

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-2
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-9
Rights Reserved by the Funds	A-10
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-10
Pricing of Shares	A-11
Taxes	A-13
Payments to Financial Intermediaries	A-14
Important Notice Regarding Delivery of Security Holder Documents	A-15

Obtaining Additional Information	Back Cover

        Invesco Moderately Conservative Allocation Fund

Fund Summary

Investment Objective
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	0.46	0.46	0.46	0.46	0.46%

Acquired Fund Fees and Expenses	0.67	0.67	0.67	0.67	0.67

Total Annual Fund Operating Expenses	1.38	2.13	2.13	1.63	1.13

Fee Waiver and/or Expense Reimbursement[1]	0.32	0.32	0.32	0.32	0.32

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.06	1.81	1.81	1.31	0.81

1	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R and Class Y shares to 0.39%, 1.14%, 1.14%, 0.64% and 0.14%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$652	$933	$1,235	$2,090

Class B	684	936	1,315	2,245

Class C	284	636	1,115	2,437

Class R	133	483	856	1,906

Class Y	83	327	591	1,346

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$652	$933	$1,235	$2,090

Class B	184	636	1,115	2,245

Class C	184	636	1,115	2,437

Class R	133	483	856	1,906

Class Y	83	327	591	1,346

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser) and exchange-traded funds (ETFs) advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 32% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 54.5% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 13.5% of its total assets in alternative asset classes and investment strategies which may include commodities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 16.1% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 4% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has

1        Invesco Moderately Conservative Allocation Fund

the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks and index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund shares.

Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Debt Securities Risk. The underlying funds may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes

2        Invesco Moderately Conservative Allocation Fund

in interest rates depending on their individual characteristics, including duration.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of the Fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between the underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

Short Sales Risk. Short sales may cause an underlying fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, an underlying fund’s exposure is unlimited.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund Prospectus and the SAI could negatively affect the underlying fund and its shareholders.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or underlying fund liquidation.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the underlying fund’s ability to recover should they default.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never

3        Invesco Moderately Conservative Allocation Fund

realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Class A Shares year-to-date (ended March 31, 2010): 2.78%
Best Quarter (ended September 30 ,2009): 9.29%
Worst Quarter (ended December 31, 2008): (10.17)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Class A: Inception (04/29/05)
Return Before Taxes	10.78%	1.54%
Return After Taxes on Distributions	9.12	0.28
Return After Taxes on Distributions and Sale of Fund Shares	7.10	0.68

Class B: Inception (04/29/05)	11.46	1.65

Class C: Inception (04/29/05)	15.42	2.07

Class R: Inception (04/29/05)	17.05	2.53

Class Y1: Inception (10/03/08)	17.54	2.83

S&P 500® Index: Inception (04/30/05)	26.47	1.33

Custom Moderately Conservative Allocation Index (pre-9/30/10) (reflects no deduction for fees, expenses or taxes): Inception (04/30/05)	17.12	4.39

Custom Moderately Conservative Allocation Index (post-9/30/10) (reflects no deduction for fees, expenses or taxes): Inception (04/30/05)	17.12	4.39

Lipper Mixed-Asset Target Allocation Conservative Funds Index: Inception (04/30/05)	20.04	4.40

1	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, B, C and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objectives, Strategies, Risks and Portfolio Holdings

Objective and Strategies
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

4        Invesco Moderately Conservative Allocation Fund

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and ETFs advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 32% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 54.5% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 13.5% of its total assets in alternative asset classes and investment strategies which may include commodities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 16.1% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 4% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.

The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks and index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

Risks
The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may, thereby lower the underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.

Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying investment. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular note in an underlying fund’s portfolio may be significantly higher than the value of the note. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Economic leverage will increase the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable. An underlying fund is subject to legal requirements, applicable to all mutual funds that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, an underlying fund must set aside liquid assets (referred to sometimes as asset segregation), or engage in other measures, while the leveraged derivatives instruments are held. The Subsidiary will comply with these asset segregation requirements to the same extent as an underlying fund itself.

Commodity Risk. Certain of the underlying funds and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject an underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund shares.

Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or

5        Invesco Moderately Conservative Allocation Fund

industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. The values of convertible securities in which the underlying fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the underlying fund.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Debt Securities Risk. The underlying funds may invest a portion of their assets in debt securities such as notes and bonds. The values of debt securities and the income they generate may be affected by changing interest rates and by changes in their effective maturities and credit quality of these securities.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund. In addition, the use of certain derivatives may cause an underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale may be restricted pending a decision whether the underlying fund is obligated to repurchase mortgage-related securities.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the advisor’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure

6        Invesco Moderately Conservative Allocation Fund

of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Limited Number of Holdings Risk. Because a large percentage of an underlying fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in an underlying fund.

Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying Fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of the Fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between the underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk. Certain of the underlying funds in which the fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price, or that the other party may default on its obligation, causing the underlying fund to be delayed or prevented from completing the transaction. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the underlying fund’s repurchase obligation.

Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security. The more the underlying fund pays, the more it will lose on the transaction, which adversely affects its share price. As there is no limit on how much the price of the security can increase, an underlying fund’s exposure is unlimited.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited

7        Invesco Moderately Conservative Allocation Fund

product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, the underlying fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund Prospectus and the SAI and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.

Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. Certain of the underlying funds intend to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on a number of private letter rulings provided to third-parties not associated with the underlying fund (which only these parties may cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from an underlying fund’s investment in the commodity-linked notes and/or the Subsidiary might be non-qualifying income, and there is a possibility such change in position might be applied to an underlying fund retroactively, in which case an underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or underlying fund liquidation. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invesco.com/us.

Fund Management

The Advisers
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Invesco Floating Rate Fund, one of the underlying funds along with numerous unrelated funds and financial institutions, has been named as a defendant in a private civil lawsuit filed in the United States Bankruptcy Court, Southern District of New York. (Adelphia Communications Corp. and its Affiliate Debtors in Possession and Official Committee of Unsecured Creditors of Adelphia v. Bank of America, individually and as Agent for various Banks Party to Credit Agreements, et al., Case No. 02-41729). This lawsuit seeks avoidance of certain loans of Adelphia Communications Corp. (Adelphia) and alleges that the purchasers of Adelphia’s bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. The amount sought to be recovered from the Fund in the Adelphia lawsuit is not specified in such lawsuit. On June 17, 2008, the Court granted defendants’ Motion to Dismiss and dismissed all claims against the Fund. On July 17, 2008, the defendants filed a Motion to make the Dismissal a Final Judgment, which the court granted. Adelphia appealed the ruling, and the appeal is pending.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Aim Advisers, Inc., Invesco Distributors, Inc. (Invesco Distributors), formerly Invesco Aim Distributors, Inc., (the distributor of the Invesco Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco, Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the SAI.

Adviser Compensation
The Adviser does not receive a management fee from Invesco Moderately Conservative Allocation Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for determining the asset class allocation, underlying fund selections and target weighting for the Fund:

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

8        Invesco Moderately Conservative Allocation Fund

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

The underlying funds are actively managed by investment professionals.

More information on the investment professionals managing the underlying funds may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of Invesco Moderately Conservative Allocation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of this prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods (including exchanges into Class B Shares of another Invesco Fund during the applicable CDSC periods) listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge. For more information on contingent deferred sales charges, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

Effective September 30, 2010, the Custom Moderately Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderately Conservative Allocation Fund, is composed of the following indexes: S&P 500®, MSCI EAFE® and Barclays Capital U.S. Aggregate. The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Adviser changed the composition of the Custom Moderately Conservative Allocation Index, the Fund’s previous style specific benchmark, in order to better reflect the change in the underlying investments of the Fund.

Prior to September 30, 2010, the Custom Moderately Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderately Conservative Allocation Fund, was composed of the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.

Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

9        Invesco Moderately Conservative Allocation Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The six-month period ended June 30, 2010, was unaudited. The information, other than for the period ended June 30, 2010 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

Prior to the date of this prospectus, Class S shares had not yet commenced operations; therefore, Financial Highlights are not available.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average net		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					assets with		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/10	$9.35	$0.10	$(0.13)	$(0.03)	$—	$—	$—	$9.32	(0.32)%	$43,094	0.39	%(e)	0.75	%(e)	2.21	%(e)	9%
Year ended 12/31/09	$8.35	$0.32	$1.12	$1.44	$(0.44)	$—	$(0.44)	$9.35	17.28%	$41,152	0.39	%(f)	0.71	%(f)	3.66	%(f)	26%
Year ended 12/31/08	$11.24	0.46	(2.84)	(2.38)	(0.40)	(0.11)	(0.51)	8.35	(21.20)	58,819	0.39		0.63		4.45		28
Year ended 12/31/07	$11.09	0.48	0.21	0.69	(0.35)	(0.19)	(0.54)	11.24	6.23	83,101	0.39		0.67		4.12		8
Year ended 12/31/06	$10.60	0.36	0.50	0.86	(0.27)	(0.10)	(0.37)	11.09	8.13	21,713	0.40		1.37		3.26		29
Year ended 12/31/05(g)	$10.03	0.22	0.49	0.71	(0.13)	(0.01)	(0.14)	10.60	7.01	8,489	0.40	(h)	2.81	(h)	3.04	(h)	5

Class B
Six months ended 06/30/10	9.30	0.07	(0.14)	(0.07)	—	—	—	9.23	(0.75)	9,053	1.14	(e)	1.50	(e)	1.46	(e)	9
Year ended 12/31/09	$8.31	0.26	1.11	1.37	(0.38)	—	(0.38)	9.30	16.46	9,129	1.14	(f)	1.46	(f)	2.91	(f)	26
Year ended 12/31/08	$11.16	0.38	(2.80)	(2.42)	(0.32)	(0.11)	(0.43)	8.31	(21.69)	8,897	1.14		1.38		3.70		28
Year ended 12/31/07	$11.03	0.39	0.21	0.60	(0.28)	(0.19)	(0.47)	11.16	5.40	11,156	1.14		1.42		3.37		8
Year ended 12/31/06	$10.57	0.27	0.50	0.77	(0.21)	(0.10)	(0.31)	11.03	7.29	7,916	1.15		2.12		2.51		29
Year ended 12/31/05(g)	$10.03	0.16	0.49	0.65	(0.10)	(0.01)	(0.11)	10.57	6.49	3,904	1.14	(h)	3.55	(h)	2.30	(h)	5

Class C
Six months ended 06/30/10	9.32	0.07	(0.14)	(0.07)	—	—	—	9.25	(0.75)	14,248	1.14	(e)	1.50	(e)	1.46	(e)	9
Year ended 12/31/09	$8.33	0.26	1.11	1.37	(0.38)	—	(0.38)	9.32	16.42	14,731	1.14	(f)	1.46	(f)	2.91	(f)	26
Year ended 12/31/08	$11.17	0.37	(2.78)	(2.41)	(0.32)	(0.11)	(0.43)	8.33	(21.57)	13,118	1.14		1.38		3.70		28
Year ended 12/31/07	$11.03	0.39	0.22	0.61	(0.28)	(0.19)	(0.47)	11.17	5.49	14,454	1.14		1.42		3.37		8
Year ended 12/31/06	$10.57	0.27	0.50	0.77	(0.21)	(0.10)	(0.31)	11.03	7.29	8,833	1.15		2.12		2.51		29
Year ended 12/31/05(f)	$10.03	0.16	0.49	0.65	(0.10)	(0.01)	(0.11)	10.57	6.49	2,893	1.14	(h)	3.55	(h)	2.30	(h)	5

Class R
Six months ended 06/30/10	9.34	0.09	(0.14)	(0.05)	—	—	—	9.29	(0.54)	2,825	0.64	(e)	1.00	(e)	1.96	(e)	9
Year ended 12/31/09	$8.34	0.30	1.12	1.42	(0.42)	—	(0.42)	9.34	17.05	2,580	0.64	(f)	0.96	(f)	3.41	(f)	26
Year ended 12/31/08	$11.21	0.42	(2.81)	(2.39)	(0.37)	(0.11)	(0.48)	8.34	(21.31)	1,552	0.64		0.88		4.20		28
Year ended 12/31/07	$11.07	0.45	0.20	0.65	(0.32)	(0.19)	(0.51)	11.21	5.91	1,396	0.64		0.92		3.87		8
Year ended 12/31/06	$10.59	0.33	0.50	0.83	(0.25)	(0.10)	(0.35)	11.07	7.84	495	0.65		1.62		3.01		29
Year ended 12/31/05(g)	$10.03	0.20	0.49	0.69	(0.12)	(0.01)	(0.13)	10.59	6.84	144	0.64	(h)	3.05	(h)	2.80	(h)	5

Class Y
Six months ended 06/30/10	9.34	0.12	(0.14)	(0.02)	—	—	—	9.32	(0.21)	75	0.14	(e)	0.50	(e)	2.46	(e)	9
Year ended 12/31/09	$8.35	0.35	1.11	1.46	(0.47)	—	(0.47)	9.34	17.54	70	0.14	(f)	0.46	(f)	3.91	(f)	26
Year ended 12/31/08(g)	$9.59	0.10	(0.83)	(0.73)	(0.40)	(0.11)	(0.51)	8.35	(7.56)	31	0.14	(h)	0.42	(h)	4.70	(h)	28

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.67%, 0.69%, 0.70%, 0.74% and 0.69% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and December 31, 2005, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $42,325, $9,165, $14,638, $2,656 and $73 for Class A, Class B, Class C, Class R and Class Y shares, respectively.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $61,137, $8,542, $13,153, $1,974 and $47 for Class A, Class B, Class C, Class R and Class Y shares, respectively.
(g)	Commencement date of April 29, 2005 for Class A, Class B, Class C and Class R shares and October 3, 2008 for Class Y shares.
(h)	Annualized.

10        Invesco Moderately Conservative Allocation Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;
■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund Class S shares for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum
Sales Charge)	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.06%		1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1	.78)%	1.78%	5.46%	9.28%	13.24%	17.34%	21.58%	25.99%	30.55%	35.27%
End of Year Balance	$9,822.33		$10,177.90	$10,546.34	$10,928.12	$11,323.71	$11,733.63	$12,158.39	$12,598.52	$13,054.59	$13,527.17
Estimated Annual Expenses	$652.14		$138.00	$143.00	$148.17	$153.54	$159.10	$164.85	$170.82	$177.01	$183.41

Class A (Without Maximum
Sales Charge)	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.06%		1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.94%		7.70%	11.60%	15.64%	19.83%	24.17%	28.66%	33.32%	38.14%	43.14%
End of Year Balance	$10,394.00		$10,770.26	$11,160.15	$11,564.14	$11,982.77	$12,416.54	$12,866.02	$13,331.77	$13,814.38	$14,314.46
Estimated Annual Expenses	$108.09		$146.03	$151.32	$156.80	$162.47	$168.36	$174.45	$180.76	$187.31	$194.09

Class B2	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.81%		2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	1.38%	1.38%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.19%		6.15%	9.20%	12.33%	15.56%	18.87%	22.28%	25.79%	30.35%	35.07%
End of Year Balance	$10,319.00		$10,615.16	$10,919.81	$11,233.21	$11,555.60	$11,887.25	$12,228.41	$12,579.37	$13,034.74	$13,506.60
Estimated Annual Expenses	$183.89		$222.95	$229.35	$235.93	$242.70	$249.67	$256.83	$264.20	$176.74	$183.14

Class C2	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.81%		2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.19%		6.15%	9.20%	12.33%	15.56%	18.87%	22.28%	25.79%	29.40%	33.12%
End of Year Balance	$10,319.00		$10,615.16	$10,919.81	$11,233.21	$11,555.60	$11,887.25	$12,228.41	$12,579.37	$12,940.39	$13,311.78
Estimated Annual Expenses	$183.89		$222.95	$229.35	$235.93	$242.70	$249.67	$256.83	$264.20	$271.79	$279.59

Class R	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.31%		1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%	1.63%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.69%		7.18%	10.80%	14.53%	18.39%	22.38%	26.50%	30.77%	35.17%	39.73%
End of Year Balance	$10,369.00		$10,718.44	$11,079.65	$11,453.03	$11,839.00	$12,237.97	$12,650.39	$13,076.71	$13,517.39	$13,972.93
Estimated Annual Expenses	$133.42		$171.86	$177.65	$183.64	$189.83	$196.23	$202.84	$209.68	$216.74	$224.05

Class Y	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.81%		1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.19%		8.22%	12.41%	16.76%	21.28%	25.97%	30.85%	35.91%	41.17%	46.63%
End of Year Balance	$10,419.00		$10,822.22	$11,241.04	$11,676.06	$12,127.93	$12,597.28	$13,084.79	$13,591.17	$14,117.15	$14,663.49
Estimated Annual Expenses	$82.70		$120.01	$124.66	$129.48	$134.49	$139.70	$145.10	$150.72	$156.55	$162.61

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.

11        Invesco Moderately Conservative Allocation Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other Invesco and Invesco Van Kampen mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invesco.com/us. Click on the link for Accounts & Services, then Service Center, or consult the Fund’s SAI, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation.	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■ Generally closed to new investors

1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class B5 shares of Invesco Money Market Fund convert to Class A5 shares.
3	Class B shares and Class B5 shares will not convert to Class A shares or Class A5 shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class B5 shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund unless you received Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	Class C shares of Invesco Floating Rate Fund have a 12b-1 fee of 0.75%.

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes on a limited basis:

■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;

■	Class A5 shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;

■	Class B5 shares: Invesco Money Market Fund;

■	Class C5 shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;

■	Class R5 shares: Invesco Balanced-Risk Retirement Funds;

■	Class P shares: Invesco Summit Fund;

■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and

■	Invesco Cash Reserve Shares: Invesco Money Market Fund.

A-1        The Invesco Funds

MCF—09/10

Share Class Eligibility

Class A, B, C and Invesco Cash Reserve Shares
Class A, B, C and Invesco Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including Invesco Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class A5, B5, C5 and R5 Shares
Class A5, B5, C5 and R5 shares are closed to new investors. Only investors who have continuously maintained an account in Class A5, B5, C5 or R5 of a specific Fund may make additional purchases into Class A5, B5, C5 and R5, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds, shall include Class A5 (excluding Invesco Money Market Fund), B5, C5, or R5 shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund, shall include Class A5 shares of Invesco Money Market Fund, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares are generally not available for IRAs unless the IRA depositor is considered an Investor Class grandfathered investor or the account is opened through an Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors, Inc. (Invesco Distributors) to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale

A-2        The Invesco Funds

and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:

■	a. have assets of at least $1 million; or
■	b. have at least 100 employees eligible to participate in the Plan; or
■	c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.

No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of Invesco Tax-Exempt Cash Fund and Class A2 shares of Invesco Limited Maturity Treasury Fund or Invesco Tax-Free Intermediate Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Distributors or its affiliates.
■	Unitholders of Invesco Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest

A-3        The Invesco Funds

distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s SAI include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.

Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

A-4        The Invesco Funds

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased before	purchased on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of Invesco LIBOR Alpha Fund and Invesco Short Term Bond Fund
Class C shares of Invesco LIBOR Alpha Fund and Invesco Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first and, then, shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund purchased on or after October 21, 2002, and prior to February 1, 2010.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate
■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund

A-5        The Invesco Funds

imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

Invesco Asia Pacific Growth Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Floating Rate Fund
Invesco Global Core Equity Fund
Invesco Global Equity Fund
Invesco Global Fund
Invesco Global Growth Fund
Invesco Global Health Care Fund
Invesco Global Real Estate Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco Gold & Precious Metals Fund

Invesco High Yield Fund
Invesco High Yield Securities Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Growth Equity Fund
Invesco International Small Company Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco Pacific Growth Fund
Invesco Special Value Fund

Invesco U.S. Small Cap Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, Funds of Funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders for lesser amounts

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.

A-6        The Invesco Funds

	Opening An Account	Adding To An Account

By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the internet.

*	In addition, Invesco Investment Services, Inc. does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check may be reinvested into the Class A shares. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the

A-7        The Invesco Funds

customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.
By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent or authorized intermediary, if applicable). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class A5 shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.

Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

A-8        The Invesco Funds

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Minimum Account Balance
A low balance fee of $12 per year will be deducted in the fourth quarter of each year from all Class A share, Class B share, Class C share and Investor Class share accounts held in the Fund (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Fund and the Adviser. The Fund and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our web site, www.invesco.com/us, on or about November 15 of each year. This fee will be payable to the transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the transfer agent to offset amounts that would otherwise be payable by the Fund to the transfer agent under the transfer agency agreement. The low balance fee is not applicable to Fund Accounts comprised of: (i) fund of funds accounts, (ii) escheated accounts, (iii) accounts participating in a Systematic Purchase Plan established directly with the Fund, (iv) accounts with Dollar Cost Averaging, (v) accounts in which Class B Shares are immediately involved in the automatic conversion to Class A Shares, and those corresponding Class A Shares immediately involved in such conversion, (vi) accounts in which all shares are evidenced by share certificates, (vii) certain retirement plan accounts, (viii) forfeiture accounts in connection with certain retirement plans, (ix) investments in Class P, Class R, Class S or Class Y Shares, (x) certain money market funds (Investor Class of Premier U.S. Government Money, Premier Tax-Exempt and Premier Portfolios; all classes of Invesco Money Market Fund; and all classes of Invesco Tax-Exempt Cash Fund), or (xi) accounts in Class A shares established pursuant to an advisory fee program.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules which differ from those described in this prospectus. In such cases, there may be low balance fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

Invesco Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, Invesco Cash Reserve Shares

Class A5	Class A, A5, Y*, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class B5	Class B

Class C	Class C, Y*

Class C5	Class C, C5, Y*

Class R	Class R

Class R5	Class R, R5

Class Y	Class Y

*	You may exchange your Invesco Cash Reserve Shares, Class A shares, Class C shares, Class C5 shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges into Invesco Van Kampen Senior Loan Fund
Invesco Van Kampen Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Van Kampen Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Van Kampen Senior Loan Fund. Please refer to the prospectus for the Invesco Van Kampen Senior Loan Fund for more information, including limitations on exchanges out of Invesco Van Kampen Senior Loan Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

A-9        The Invesco Funds

■	Invesco Cash Reserve shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares of one Fund can not be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market funds and Invesco Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by Funds of Funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of Invesco Limited Maturity Treasury Fund, Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

The Invesco Affiliates and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.

A-10        The Invesco Funds

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

■	The money market funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

Invesco Limited Maturity Treasury Fund. The Board of Invesco Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that Invesco Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, Invesco Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use Invesco Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of Invesco Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of Invesco Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market funds and Invesco Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

A-11        The Invesco Funds

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco valuation committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco High Income Municipal Fund, Invesco Municipal Bond Fund and Invesco Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end Funds, other than open-end Funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests, and the prospectuses for such open-end Funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The Invesco Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on

A-12        The Invesco Funds

such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as ”buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends

A-13        The Invesco Funds

received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.

■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

Invesco Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the Invesco Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the Invesco Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund, Invesco FX Alpha Plus Strategy Fund and Invesco Emerging Market Local Currency Debt Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Funds, which may result in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments

A-14        The Invesco Funds

Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-15        The Invesco Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Moderately Conservative Allocation Fund
SEC 1940 Act file number: 811-02699

invesco.com/us MCAL-PRO-1

Prospectus	December 23, 2010

Invesco Conservative Allocation Fund(ACSSX)

Invesco Growth Allocation Fund (AADSX)

Invesco Moderate Allocation Fund (AMKSX)

Invesco Moderately Conservative Allocation Fund(CMASX)

Class S

Invesco Conservative Allocation Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.

Invesco Growth Allocation Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

Invesco Moderate Allocation Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market.

Invesco Moderately Conservative Allocation Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Funds:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summaries	1
Invesco Conservative Allocation Fund	1
Invesco Growth Allocation Fund	4
Invesco Moderate Allocation Fund	8
Invesco Moderately Conservative Allocation Fund	12

Investment Objectives, Strategies, Risks and Portfolio Holdings	15
Invesco Conservative Allocation Fund	15
Invesco Growth Allocation Fund	19
Invesco Moderate Allocation Fund	22
Invesco Moderately Conservative Allocation Fund	26

Fund Management	30
The Adviser	30
Adviser Compensation	30
Portfolio Managers	30

Other Information	31
Dividends and Distributions	31

Benchmark Descriptions	32

Financial Highlights	34

Hypothetical Investment and Expense Information	36

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-2
Distribution and Service (12b-1) Fees	A-3
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-9
Rights Reserved by the Funds	A-10
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-10
Pricing of Shares	A-11
Taxes	A-13
Payments to Financial Intermediaries	A-14
Important Notice Regarding Delivery of Security Holder Documents	A-15

Obtaining Additional Information	Back Cover

        Invesco Growth Series

Fund Summaries

INVESCO CONSERVATIVE ALLOCATION FUND

Investment Objective
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Class:	S

Management Fees	None

Distribution and/or Service (12b-1) Fees	0.15%

Other Expenses	0.42

Acquired Fund Fees and Expenses	0.61

Total Annual Fund Operating Expenses	1.18

Fee Waiver and/or Expense Reimbursement[2]	0.19

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99

1	Total Annual Fund Operating Expenses for Class S shares are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) to 0.38% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S	$101	$356	$631	$1,415

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser) and exchange-traded funds (ETFs) advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 64% of its total assets in underlying funds that invest primarily in fixed-income securities, approximately 27% of its total assets in underlying funds that invest primarily in equity securities and approximately 9% of its total assets in alternative asset classes and investment strategies which may include commodities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 13.4% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 3% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well in any given period and protect during periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers select funds they feel best represent the asset class they want to gain exposure to. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

1        Invesco Growth Series

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Commodity Risk. Certain of the underlying fund’s will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Debt Securities Risk. The underlying funds may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in

2        Invesco Growth Series

an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of the Fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between the underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Short Sales Risk. Short sales may cause an underlying fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, an underlying fund’s exposure is unlimited.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees (Board) may authorize a significant change in investment strategy or underlying fund liquidation.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the underlying fund’s ability to recover should they default.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. The returns are those of the Fund’s Class A shares which are not offered in this prospectus. Although the Class S shares are invested in the same portfolio of securities, Class S

3        Invesco Growth Series

shares returns would have been different as they have different expenses than Class A shares. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Class S Shares year-to-date (ended September 30, 2010): 4.54%
Best Quarter (ended June 30, 2009): 6.80%
Worst Quarter (ended December 31, 2008): (7.38)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Class S1: Inception (09/25/09)
Return Before Taxes	12.32%	2.15%	2.63%
Return After Taxes on Distributions	11.09	0.86	1.43
Return After Taxes on Distributions and Sale of Fund Shares	8.05	1.18	1.64

S&P 500® Index: Inception (04/30/04)	26.47	0.42	2.20

Custom Conservative Allocation Index (pre-09/30/10) (reflects no deduction for fees, expenses or taxes): Inception (04/30/04)	13.04	4.04	4.70

Custom Conservative Allocation Index (post-09/30/10) (reflects no deduction for fees, expenses or taxes): Inception (04/30/04)	13.04	4.04	4.70

Lipper Mixed-Asset Target Allocation Conservative Funds Index: Inception (04/30/04)	20.04	3.75	4.15

1	Class S shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers. The inception date of the Fund’s Class A shares is April 30, 2004.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO GROWTH ALLOCATION FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Class:	S

Management Fees	None

Distribution and/or Service (12b-1) Fees	0.15%

Other Expenses	0.43

Acquired Fund Fees and Expenses	0.77

Total Annual Fund Operating Expenses	1.35

Fee Waiver and/or Expense Reimbursement[2]	0.22

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.13

1	Total Annual Fund Operating Expenses for Class S shares are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) to 0.36% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S	$115	$406	$718	$1,605

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A

4        Invesco Growth Series

higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser) and exchange-traded funds (ETFs) advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they both are indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 71% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 7% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 22% of its total assets in alternative asset classes and investment strategies which may include commodities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 28.4% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 6% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well in any given period and protect during periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers select funds they feel best represent the asset class they want to gain exposure to. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Commodity Risk. Certain of the underlying fund’s will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Debt Securities Risk. The underlying funds may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested

5        Invesco Growth Series

or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Independent Management of Sector Risk. Underlying funds may invest in different, independently-managed sectors. Accordingly, poor performance of an investment in one sector may have a significant effect on an underlying fund’s net asset value. Additionally, active rebalancing of an underlying fund’s investments among the sectors may result in increased transaction costs. Independent management of sectors may also result in adverse tax consequences when one or more of an underlying fund’s portfolio managers effect transactions in the same security at or about the same time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of the Fund and the underlying index of certain underlying

6        Invesco Growth Series

ETFs may vary due to asset valuation differences and differences between the underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.

Sector Fund Risk. Certain of the underlying fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the underlying fund more volatile.

Short Sales Risk. Short sales may cause an underlying fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, an underlying fund’s exposure is unlimited.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees (Board) may authorize a significant change in investment strategy or underlying fund liquidation.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the underlying fund’s ability to recover should they default.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. The returns are those of the Fund’s Class A shares which are not offered in this prospectus. Although the Class S shares are invested in the same portfolio of securities, Class S shares returns would have been different as they have different expenses than Class A shares. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Class S Shares year-to-date (ended September 30, 2010): 5.09%
Best Quarter (ended June 30, 2009): 19.44%
Worst Quarter (ended December 31, 2008): (23.43)%

7        Invesco Growth Series

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Class S1: Inception (09/25/09)
Return Before Taxes	31.27%	1.55%	3.59%
Return After Taxes on Distributions	30.95	0.92	3.00
Return After Taxes on Distributions and Sale of Fund Shares	20.74	1.26	3.02

S&P 500® Index: Inception (04/30/04)	26.47	0.42	2.20

Custom Growth Allocation Index (pre-9/30/10) (reflects no deduction for fees, expenses or taxes): Inception (04/30/04)	28.54	1.88	4.07

Custom Growth Allocation Index (post-9/30/10) (reflects no deduction for fees, expenses or taxes): Inception (04/30/04)	28.54	1.88	4.07

Lipper Multi-Cap Core Funds Index: Inception (04/30/04)	35.30	1.41	3.24

1	Class S shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers. The inception date of the Fund’s Class A shares is April 30, 2004.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO MODERATE ALLOCATION FUND

Investment Objective
The Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Class:	S

Management Fees	None

Distribution and/or Service (12b-1) Fees	0.15%

Other Expenses	0.32

Acquired Fund Fees and Expenses	0.71

Total Annual Fund Operating Expenses	1.18

Fee Waiver and/or Expense Reimbursement[2]	0.20

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.98

1	Total Annual Fund Operating Expenses for Class S shares are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) to 0.27% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S	$100	$355	$630	$1,414

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser) and exchange-traded funds (ETFs) advised by Invesco

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PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 52% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 30.5% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 17.5% of its total assets in alternative asset classes and investment strategies which may include commodities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 23.2% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 5% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well in any given period and protect during periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers select funds they feel best represent the asset class they want to gain exposure to. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Commodity Risk. Certain of the underlying fund’s will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Debt Securities Risk. The underlying funds may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or

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unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of the Fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between the underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by

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the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.

Short Sales Risk. Short sales may cause an underlying fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, an underlying fund’s exposure is unlimited.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees (Board) may authorize a significant change in investment strategy or underlying fund liquidation.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the underlying fund’s ability to recover should they default.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. The returns are those of the Fund’s Class A shares which are not offered in this prospectus. Although the Class S shares are invested in the same portfolio of securities, Class S shares returns would have been different as they have different expenses than Class A shares. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Class S Shares year-to-date (ended September 30, 2010): 6.24%
Best Quarter (ended June 30, 2009): 14.31%
Worst Quarter (ended December 31, 2008): (16.75)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Class S1: Inception (09/25/09)
Return Before Taxes	26.76%	2.36%	3.78%
Return After Taxes on Distributions	25.35	1.19	2.68
Return After Taxes on Distributions and Sale of Fund Shares	17.55	1.55	2.80

S&P 500® Index: Inception (04/30/04)	26.47	0.42	2.20

Custom Moderate Allocation Index (pre-9/30/10) (reflects no deduction for fees, expenses or taxes): Inception (04/30/04)	21.46	3.29	4.66

Custom Moderate Allocation Index (post-9/30/10) (reflects no deduction for fees, expenses or taxes): Inception (04/30/04)	21.46	3.29	4.66

Lipper Mixed-Asset Target Allocation Moderate Funds Index: Inception (04/30/04)	24.65	2.33	3.58

1	Class S shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers. The inception date of the Fund’s Class A shares is April 30, 2004.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class S shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

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Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND

Investment Objective
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	S

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Class:	S

Management Fees	None

Distribution and/or Service (12b-1) Fees	0.15%

Other Expenses	0.46

Acquired Fund Fees and Expenses	0.64

Total Annual Fund Operating Expenses	1.25

Fee Waiver and/or Expense Reimbursement[2]	0.32

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93

1	Total Annual Fund Operating Expenses for Class S shares are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) to 0.29% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class S	$95	$365	$656	$1,483

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser) and exchange-traded funds (ETFs) advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 32% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 54.5% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 13.5% of its total assets in alternative asset classes and investment strategies which may include commodities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 16.1% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 4% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well in any given period and protect during periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers select funds they feel best represent the asset class they want to gain exposure to. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.

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Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Commodity Risk. Certain of the underlying fund’s will invest in commodities through a wholly-owned subsidiary of that underlying fund organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Counterparty Risk. Many of the instruments that an underlying fund expects to hold may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Debt Securities Risk. The underlying funds may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. An underlying fund’s foreign investments may be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer.

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The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of an underlying fund.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of the Fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between the underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

Short Sales Risk. Short sales may cause an underlying fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, an underlying fund’s exposure is unlimited.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), the underlying fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in U.S. registered investment companies. Changes in the laws of the United States and/or the Cayman Islands, under which the underlying fund and the Subsidiary, respectively, are organized, could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund prospectus and the SAI, and could negatively affect the underlying fund and its shareholders.

Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a

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regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees (Board) may authorize a significant change in investment strategy or underlying fund liquidation.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the underlying fund’s ability to recover should they default.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Performance Information
No performance information is available for Class S shares because they have not yet commenced operations. In the future, Class S shares will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in Class S shares by comparing Class S shares’ performance with a broad measure of market performance and by showing changes in Class S shares’ performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246. Class S shares of Invesco Moderately Conservative Allocation Fund are not currently available for public sale.

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objectives, Strategies, Risks and Portfolio Holdings

Invesco Conservative Allocation Fund

Objective and Strategies
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and ETFs advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 64% of its total assets in underlying funds that invest primarily in fixed-income securities, approximately 27% of its total assets in underlying funds that invest primarily in equity securities and approximately 9% of its total assets in alternative asset classes and investment strategies which may include commodities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 13.4% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 3% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well in any given period and protect during periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers select funds they feel best represent the asset class they want to gain exposure to. The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.

The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to

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adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

Risks
The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may, thereby lower the underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.

Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.

Commodity-Linked Notes Risk. Commodity-linked notes employ “implicit” leverage that do not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. An underlying fund does not segregate assets or otherwise cover investments in securities with implicit leverage. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying investment. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular note in an underlying fund’s portfolio may be significantly higher than the value of the note. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes.

Commodity Risk. Certain of the underlying fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject an underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. The values of convertible securities in which the underlying fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the underlying fund.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Debt Securities Risk. The underlying funds may invest a portion of their assets in debt securities such as notes and bonds. The values of debt securities and the income they generate may be affected by changing interest rates and by changes in their effective maturities and credit quality of these securities.

Derivatives Risk. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund. In addition, the use of certain derivatives may cause an underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total

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return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if the reference index, security or investments do not perform as expected.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related securities files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale may be restricted pending a decision whether the underlying fund is obligated to repurchase mortgage-related securities.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETF’s shares may trade above or below their net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETF’s may not be actively managed and may not accurately track the performance of the reference index; (5) ETF’s would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETF’s will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

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Limited Number of Holdings Risk. Because a large percentage of an underlying fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in an underlying fund.

Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying Fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of the Fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between the underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk. Certain of the underlying funds in which the fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement. As a result, an underlying fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security. The more the underlying fund pays, the more it will lose on the transaction, which adversely affects its share price. As there is no limit on how much the price of the security can increase, an underlying fund’s exposure is unlimited.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, the underlying fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund Prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.

Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. Certain of the underlying funds intend to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on a number of private letter rulings provided to third-parties not associated with the underlying fund (which only these parties may cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from an underlying fund’s investment in the commodity-linked notes and/or the Subsidiary might be non-qualifying income, and there is a possibility such change in position might be applied to an underlying fund retroactively, in which case an underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or underlying fund liquidation.

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For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Invesco Growth Allocation Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and ETFs advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they both are indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 71% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 7% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 22% of its total assets in alternative asset classes and investment strategies which may include commodities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 28.4% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 6% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well in any given period and protect during periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers select funds they feel best represent the asset class they want to gain exposure to. The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.

The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

Risks
The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may, thereby lower the underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.

Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.

Commodity-Linked Notes Risk. Commodity-linked notes employ “implicit” leverage that do not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. An underlying fund does not segregate assets or otherwise cover investments in securities with implicit leverage. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying investment. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular note in an underlying fund’s portfolio may be significantly higher than the value of the note. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity,

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index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes.

Commodity Risk. Certain of the underlying fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject an underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. The values of convertible securities in which the underlying fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the underlying fund.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Debt Securities Risk. The underlying funds may invest a portion of their assets in debt securities such as notes and bonds. The values of debt securities and the income they generate may be affected by changing interest rates and by changes in their effective maturities and credit quality of these securities.

Derivatives Risk. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund. In addition, the use of certain derivatives may cause an underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if the reference index, security or investments do not perform as expected.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related securities files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale may be restricted pending a decision whether the underlying fund is obligated to repurchase mortgage-related securities.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETF’s shares may trade above or below their net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETF’s may not be actively managed and may

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not accurately track the performance of the reference index; (5) ETF’s would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETF’s will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in their earnings and can be more volatile.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Independent Management of Sector Risk. Underlying funds may invest in different, independently-managed sectors. Accordingly, poor performance of an investment in one sector may have a significant effect on an underlying fund’s net asset value. Additionally, active rebalancing of an underlying fund’s investments among the sectors may result in increased transaction costs. Independent management of sectors may also result in adverse tax consequences when one or more of an underlying fund’s portfolio managers effect transactions in the same security at or about the same time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Limited Number of Holdings Risk. Because a large percentage of an underlying fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in an underlying fund.

Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

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Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying Fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of the Fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between the underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk. Certain of the underlying funds in which the fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.

Sector Fund Risk. Certain of the underlying fund’s investments may be concentrated in a comparatively narrow segment of the economy. This means that an underlying fund’s investment concentration in the sector is higher than most mutual funds and the broad securities market. Consequently, an underlying fund may tend to be more volatile than other mutual funds, and consequently the value of an investment in the underlying fund may tend to rise and fall more rapidly.

Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security. The more the underlying fund pays, the more it will lose on the transaction, which adversely affects its share price. As there is no limit on how much the price of the security can increase, an underlying fund’s exposure is unlimited.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, the underlying fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund Prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.

Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. Certain of the underlying funds intend to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on a number of private letter rulings provided to third-parties not associated with the underlying fund (which only these parties may cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from an underlying fund’s investment in the commodity-linked notes and/or the Subsidiary might be non-qualifying income, and there is a possibility such change in position might be applied to an underlying fund retroactively, in which case an underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or underlying fund liquidation. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Invesco Moderate Allocation Fund

Objective and Strategies
The Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market. The Fund’s investment

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objective may be changed by the Board of Trustees without shareholder approval.

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and ETFs advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 52% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 30.5% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 17.5% of its total assets in alternative asset classes and investment strategies which may include commodities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 23.2% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 5% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well in any given period and protect during periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers select funds they feel best represent the asset class they want to gain exposure to. The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.

The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

Risks
The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may, thereby lower the underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.

Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.

Commodity-Linked Notes Risk. Commodity-linked notes employ “implicit” leverage that do not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. An underlying fund does not segregate assets or otherwise cover investments in securities with implicit leverage. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying investment. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular note in an underlying fund’s portfolio may be significantly higher than the value of the note. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes.

Commodity Risk. Certain of the underlying fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject an underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in

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such countries could have a disproportionate impact on the prices of such commodities. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. The values of convertible securities in which the underlying fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the underlying fund.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Debt Securities Risk. The underlying funds may invest a portion of their assets in debt securities such as notes and bonds. The values of debt securities and the income they generate may be affected by changing interest rates and by changes in their effective maturities and credit quality of these securities.

Derivatives Risk. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund. In addition, the use of certain derivatives may cause an underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if the reference index, security or investments do not perform as expected.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related securities files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale may be restricted pending a decision whether the underlying fund is obligated to repurchase mortgage-related securities.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETF’s shares may trade above or below their net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETF’s may not be actively managed and may not accurately track the performance of the reference index; (5) ETF’s would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETF’s will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and

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accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions and the underlying fund could lose more than it invested. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Limited Number of Holdings Risk. Because a large percentage of an underlying fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in an underlying fund.

Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying Fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of the Fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between the underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk. Certain of the underlying funds in which the fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by

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the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.

Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security. The more the underlying fund pays, the more it will lose on the transaction, which adversely affects its share price. As there is no limit on how much the price of the security can increase, an underlying fund’s exposure is unlimited.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, the underlying fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund Prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.

Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. Certain of the underlying funds intend to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on a number of private letter rulings provided to third-parties not associated with the underlying fund (which only these parties may cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from an underlying fund’s investment in the commodity-linked notes and/or the Subsidiary might be non-qualifying income, and there is a possibility such change in position might be applied to an underlying fund retroactively, in which case an underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or underlying fund liquidation. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Invesco Moderately Conservative Allocation Fund

Objective and Strategies
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and ETFs advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 32% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 54.5% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 13.5% of its total assets in alternative asset classes and investment strategies which may include commodities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 16.1% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 4% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well in any given period and protect during periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers select funds they feel best represent the asset class they want to gain exposure to. The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to

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keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.

The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

Risks
The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may, thereby lower the underlying fund’s actual return. Frequent trading also may increase short term gains and losses, which may affect an underlying fund’s tax liability.

Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.

Commodity-Linked Notes Risk. Commodity-linked notes employ “implicit” leverage that do not result in the possibility of an underlying fund incurring obligations beyond its investment, but that nonetheless permit an underlying fund to gain exposure that is greater than would be the case in an unlevered security. An underlying fund does not segregate assets or otherwise cover investments in securities with implicit leverage. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying investment. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular note in an underlying fund’s portfolio may be significantly higher than the value of the note. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund. A liquid secondary market may not exist for the commodity-linked notes an underlying fund buys, which may make it difficult for an underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, an underlying fund could lose money. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the underlying fund to the extent it invests in such notes.

Commodity Risk. Certain of the underlying fund’s and the Subsidiary’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject an underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.

Concentration Risk. To the extent an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. The values of convertible securities in which the underlying fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the underlying fund.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Debt Securities Risk. The underlying funds may invest a portion of their assets in debt securities such as notes and bonds. The values of debt securities and the income they generate may be affected by changing interest rates and by changes in their effective maturities and credit quality of these securities.

Derivatives Risk. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging

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or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund. In addition, the use of certain derivatives may cause an underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if the reference index, security or investments do not perform as expected.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related securities files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale may be restricted pending a decision whether the underlying fund is obligated to repurchase mortgage-related securities.

Exchange-Traded Funds Risk. An investment by the Fund or underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETF’s shares may trade above or below their net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETF’s may not be actively managed and may not accurately track the performance of the reference index; (5) ETF’s would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETF’s will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund or underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or underlying fund may invest are leveraged. The more the Fund or underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested.

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Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Limited Number of Holdings Risk. Because a large percentage of an underlying fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in an underlying fund.

Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any underlying fund of fixed-income securities traded on exchanges. You should anticipate that the value of the shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying Fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the underlying fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of the Fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between the underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

Non-Diversification Risk. Certain of the underlying funds in which the fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price, or that the other party may default on its obligation, causing the underlying fund to be delayed or prevented from completing the transaction. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the underlying fund’s repurchase obligation.

Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security. The more the underlying fund pays, the more it will lose on the transaction, which adversely affects its share price. As there is no limit on how much the price of the security can increase, an underlying fund’s exposure is unlimited.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the underlying fund and are subject to the same risks that apply to similar investments if held directly by the underlying fund. There can be no assurance that the

29        Invesco Growth Series

investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, the underlying fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the underlying fund and/or the Subsidiary to operate as described in the underlying fund Prospectus and the SAI, and could adversely affect the underlying fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, the underlying fund shareholders would likely suffer decreased investment returns.

Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. Certain of the underlying funds intend to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on a number of private letter rulings provided to third-parties not associated with the underlying fund (which only these parties may cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from an underlying fund’s investment in the commodity-linked notes and/or the Subsidiary might be non-qualifying income, and there is a possibility such change in position might be applied to an underlying fund retroactively, in which case an underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or underlying fund liquidation. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information, which is available at www.invesco.com/us.

Fund Management

The Adviser
Invesco Advisers, Inc. (the Adviser or Invesco) serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Invesco Floating Rate Fund, one of the underlying funds for Invesco Conservative Allocation Fund and Invesco Moderate Allocation Fund, along with numerous unrelated funds and financial institutions, has been named as a defendant in a private civil lawsuit filed in the United States Bankruptcy Court, Southern District of New York. (Adelphia Communications Corp. and its Affiliate Debtors in Possession and Official Committee of Unsecured Creditors of Adelphia v. Bank of America, individually and as Agent for various Banks Party to Credit Agreements, et al., Case No. 02-41729.) This lawsuit seeks avoidance of certain loans of Adelphia Communications Corp. (Adelphia) and alleges that the purchasers of Adelphia’s bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. The amount sought to be recovered from the Fund in the Adelphia lawsuit is not specified in such lawsuit. On June 17, 2008, the Court granted defendants’ Motion to Dismiss and dismissed all claims against the Fund. On July 17, 2008, the defendants filed a Motion to make the Dismissal a Final Judgment, which the court granted. Adelphia appealed the ruling. On May 26, 2010, the court granted a Summary Order denying the appeal and affirming the Final Judgment.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., Invesco Distributors, Inc. (Invesco Distributors), formerly Invesco Aim Distributors, Inc. (the distributor of the Invesco Funds), and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco, Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the SAI.

Adviser Compensation
The Adviser does not receive a management fee from Invesco Conservative Allocation Fund.

The Adviser does not receive a management fee from Invesco Growth Allocation Fund.

The Adviser does not receive a management fee from Invesco Moderate Allocation Fund.

The Adviser does not receive a management fee from Invesco Moderately Conservative Allocation Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for determining the asset class allocation, underlying fund selections and target weighting for the Funds:

Invesco Conservative Allocation Fund

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

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■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

Invesco Growth Allocation Fund

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

Invesco Moderate Allocation Fund

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

Invesco Moderately Conservative Allocation Fund

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

All Funds
The underlying funds are actively managed by investment professionals.

More information on the investment professionals managing the underlying funds may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Funds’ SAI provides additional information about the portfolio managers’ investments in the Funds, a description of the compensation structure and information regarding other accounts managed.

Other Information

Dividends and Distributions
Invesco Conservative Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Growth Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Moderate Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Moderately Conservative Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
Invesco Conservative Allocation Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Growth Allocation Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Moderate Allocation Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Moderately Conservative Allocation Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
Invesco Conservative Allocation Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Growth Allocation Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Moderate Allocation Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a

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period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Moderately Conservative Allocation Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

Effective September 30, 2010, the Custom Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Conservative Allocation Fund, is composed of the following indexes: S&P 500®, MSCI EAFE® and Barclays Capital U.S. Aggregate. The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Adviser changed the composition of the Custom Conservative Allocation Index, the Fund’s previous style specific benchmark, in order to better reflect the change in the underlying investments of the Fund.

Prior to September 30, 2010, the Custom Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Conservative Allocation Fund, was composed of the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs, Barclays Capital U.S. Universal and the three-month U.S. Treasury bill. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.

Effective September 30, 2010, the Custom Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Growth Allocation Fund, is composed of the following indexes: S&P 500®, MSCI EAFE® and Barclays Capital U.S. Aggregate. The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market. The composition of the index may change from time to time based upon the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Adviser changed the composition of the Custom Growth Allocation Index, the Fund’s previous style specific benchmark, in order to better reflect the change in the underlying investments of the Fund.

Prior to September 30, 2010, the Custom Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Growth Allocation Fund, was composed of the following indexes: Russell 3000®, MSCI EAFE® FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.

Effective September 30, 2010, the Custom Moderate Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Allocation Fund, is composed of the following indexes: S&P 500®, MSCI EAFE® and Barclays Capital U.S. Aggregate. The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Adviser changed the composition of the Custom Moderate Allocation Index, the Fund’s previous style specific benchmark, in order to better reflect the change in the underlying investments of the Fund.

Prior to September 30, 2010, the Custom Moderate Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Allocation Fund, was composed of the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.

Effective September 30, 2010, the Custom Moderately Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderately Conservative Allocation Fund, is composed of the following indexes: S&P 500®, MSCI EAFE® and Barclays Capital U.S. Aggregate. The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Adviser changed the composition of the Custom Moderately Conservative Allocation Index, the Fund’s previous style specific benchmark, in order to better reflect the change in the underlying investments of the Fund.

Prior to September 30, 2010, the Custom Moderately Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderately Conservative Allocation Fund, was composed of the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co.

32        Invesco Growth Series

Russell® is a trademark of the Frank Russell Co. The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.

Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper, Inc.

Lipper Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper, Inc.

Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper, Inc.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

33        Invesco Growth Series

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

The six-month period ended June 30, 2010, was unaudited. The information, other than for the period ended June 30, 2010, has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.

Prior to the date of this prospectus, Class S shares of Invesco Moderately Conservative Allocation Fund had not yet commenced operations; therefore, financial highlights are not available.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income	unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	reimbursements(b)		reimbursements		net assets		turnover(c)

Invesco Conservative Allocation Fund — Class S
Six months ended 06/30/10	$9.26	$0.08	$(0.05)	$0.03	$—	$—	$—	$9.29	0.32%	$2,046	0.38	%(d)	0.54	%(d)	1.93	%(d)	14%
Year ended 12/31/09(e)	9.35	0.08	0.14	0.22	(0.31)	—	(0.31)	9.26	2.35	1,398	0.38	(f)	0.48	(f)	3.12	(f)	30

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.60%, 0.60%, 0.62%, 0.61% and 0.60% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and December 31, 2005, respectively.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,785.
(e)	Commencement date of September 25, 2009.
(f)	Annualized.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)	unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	reimbursements(b)		reimbursements		net assets		turnover(c)

Invesco Growth Allocation Fund — Class S
Six months ended 06/30/10	$10.02	$0.00	$(0.56)	$(0.56)	$—	$—	$—	$9.46	(5.59)%	$95	0.36	%(d)	0.53	%(d)	0.20	%(d)	9%
Year ended 12/31/09(e)	9.61	0.06	0.51	0.57	(0.16)	—	(0.16)	10.02	6.00	15,961	0.36	(f)	0.47	(f)	2.23	(f)	28

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.82%, 0.80%, 0.80%, 0.83% and 0.87% for the years ended December 31, 2009, December 31, 2008, December 31, 2007,a December 31, 2006 and December 31, 2005, respectively.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $23,272.
(e)	Commencement date of September 25, 2009.
(f)	Annualized.

34        Invesco Growth Series

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Invesco Moderate Allocation Fund — Class S
Six months ended 06/30/10	$9.62	$0.09	$(0.29)	$(0.20)	$—	$—	$—	$9.42	(2.08)%	$1,027	0.27	%(e)	0.42	%(e)	1.97	%(e)	8%
Year ended 12/31/09(f)	9.48	0.10	0.39	0.49	(0.35)	—	(0.35)	9.62	5.23	18,006	0.27	(g)	0.40	(g)	3.74	(g)	21

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.72%, 0.75%, 0.76%, 0.80% and 0.82% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and December 31, 2005, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $25,718.
(f)	Commencement date of September 25, 2009.
(g)	Annualized.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Invesco Moderately Conservative Allocation Fund — Class A
Six months ended 06/30/10	$9.35	$0.10	$(0.13)	$(0.03)	$—	$—	$—	$9.32	(0.32)%	$43,094	0.39	%(e)	0.75	%(e)	2.21	%(e)	9%
Year ended 12/31/09	8.35	0.32	1.12	1.44	(0.44)	—	(0.44)	9.35	17.28	41,152	0.39		0.71		3.66		26
Year ended 12/31/08	11.24	0.46	(2.84)	(2.38)	(0.40)	(0.11)	(0.51)	8.35	(21.20)	58,819	0.39		0.63		4.45		28
Year ended 12/31/07	11.09	0.48	0.21	0.69	(0.35)	(0.19)	(0.54)	11.24	6.23	83,101	0.39		0.67		4.12		8
Year ended 12/31/06	10.60	0.36	0.50	0.86	(0.27)	(0.10)	(0.37)	11.09	8.13	21,713	0.40		1.37		3.26		29
Year ended 12/31/05(f)	10.03	0.22	0.49	0.71	(0.13)	(0.01)	(0.14)	10.60	7.01	8,489	0.40	(g)	2.81	(g)	3.04	(g)	5

(a)	Calculated using average shares outstanding
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.67%, 0.69%, 0.70%, 0.74% and 0.69% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and December 31, 2005, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $42,325.
(f)	Commencement date of April 29, 2005.
(g)	Annualized

35        Invesco Growth Series

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Funds’ Class S shares for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Invesco Conservative Allocation Fund — Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.99%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.01%	7.98%	12.11%	16.39%	20.84%	25.45%	30.25%	35.22%	40.39%	45.75%
End of Year Balance	$10,401.00	$10,798.32	$11,210.81	$11,639.07	$12,083.68	$12,545.28	$13,024.51	$13,522.04	$14,038.58	$14,574.86
Estimated Annual Expenses	$100.98	$125.08	$129.85	$134.81	$139.96	$145.31	$150.86	$156.62	$162.61	$168.82

Invesco Growth Allocation Fund — Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.13%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.87%	7.66%	11.59%	15.66%	19.89%	24.26%	28.80%	33.50%	38.37%	43.42%
End of Year Balance	$10,387.00	$10,766.13	$11,159.09	$11,566.40	$11,988.57	$12,426.15	$12,879.71	$13,349.82	$13,837.08	$14,342.14
Estimated Annual Expenses	$115.19	$142.78	$148.00	$153.40	$159.00	$164.80	$170.81	$177.05	$183.51	$190.21

Invesco Moderate Allocation Fund — Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.98%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.02%	7.99%	12.12%	16.40%	20.85%	25.46%	30.26%	35.23%	40.40%	45.76%
End of Year Balance	$10,402.00	$10,799.36	$11,211.89	$11,640.19	$12,084.84	$12,546.48	$13,025.76	$13,523.34	$14,039.93	$14,576.26
Estimated Annual Expenses	$99.97	$125.09	$129.87	$134.83	$139.98	$145.32	$150.88	$156.64	$162.62	$168.84

Invesco Moderately Conservative Allocation Fund — Class S	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.93%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.07%	7.97%	12.02%	16.22%	20.58%	25.10%	29.79%	34.66%	39.71%	44.95%
End of Year Balance	$10,407.00	$10,797.26	$11,202.16	$11,622.24	$12,058.07	$12,510.25	$12,979.39	$13,466.11	$13,971.09	$14,495.01
Estimated Annual Expenses	$94.89	$132.53	$137.50	$142.65	$148.00	$153.55	$159.31	$165.28	$171.48	$177.91

1 Your actual expenses may be higher or lower than those shown.

36        Invesco Growth Series

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other Invesco and Invesco Van Kampen mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invesco.com/us. Click on the link for Accounts & Services, then Service Center, or consult the Fund’s SAI, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%[5]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ New or additional investments are no longer permitted.	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■ Generally closed to new investors

1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares. Class B5 shares of Invesco Money Market Fund convert to Class A5 shares.
3	Class B shares and Class B5 shares will not convert to Class A shares or Class A5 shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class B5 shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund unless you received Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
5	Class C shares of Invesco Floating Rate Fund have a 12b-1 fee of 0.75%.

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes on a limited basis:

■	Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;

■	Class A5 shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;

■	Class B5 shares: Invesco Money Market Fund (New or additional investments in Class B5 shares are no longer permitted);

■	Class C5 shares: Invesco Balanced-Risk Retirement Funds and Invesco Money Market Fund;

■	Class R5 shares: Invesco Balanced-Risk Retirement Funds;

■	Class P shares: Invesco Summit Fund;

■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund, Invesco Moderately Conservative Allocation Fund and Invesco Summit Fund; and

■	Invesco Cash Reserve Shares: Invesco Money Market Fund.

A-1        The Invesco Funds

MCF—12/10

Share Class Eligibility

Class A, B, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

New or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends and capital gains distributions in Class B shares and exchange their Class B shares for Class B shares of other Funds as permitted by the current exchange privileges, until they convert. For Class B shares outstanding on November 29, 2010 and Class B shares acquired upon reinvestment of dividends, all Class B share attributes including the associated Rule 12b-1 fee, contingent deferred sales charge and conversion features, will continue.

Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class A5, B5, C5 and R5 Shares
Class A5, B5, C5 and R5 shares are closed to new investors. Only investors who have continuously maintained an account in Class A5, C5 or R5 of a specific Fund may make additional purchases into Class A5, C5 and R5, respectively, of such specific Fund. All references in this Prospectus to Class A, B, C or R shares of the Invesco Funds, shall include Class A5 (excluding Invesco Money Market Fund), B5, C5, or R5 shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this Prospectus to Invesco Cash Reserve Shares of Invesco Money Market Fund, shall include Class A5 shares of Invesco Money Market Fund, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares are generally not available for IRAs unless the IRA depositor is considered an Investor Class grandfathered investor or the account is opened through an Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.

A-2        The Invesco Funds

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors, Inc. (Invesco Distributors) to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	Invesco Tax-Free Intermediate Fund, Class A2 shares.
■	Invesco Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:

■	have assets of at least $1 million; or

■	have at least 100 employees eligible to participate in the Plan; or

■	execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.

No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of Invesco Tax-Exempt Cash Fund and Class A2 shares of Invesco Limited Maturity Treasury Fund or Invesco Tax-Free Intermediate Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Distributors or its affiliates.
■	Unitholders of Invesco Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest

A-3        The Invesco Funds

distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s SAI include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Money Market Fund or Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.

Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

A-4        The Invesco Funds

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased before	purchased on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of Invesco LIBOR Alpha Fund and Invesco Short Term Bond Fund
Class C shares of Invesco LIBOR Alpha Fund and Invesco Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund purchased on or after October 21, 2002, and prior to February 1, 2010.

■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund.

■	Invesco Cash Reserve Shares of Invesco Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.

■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund, Invesco Moderately Conservative Allocation Fund and Invesco Summit Fund.

■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund

A-5        The Invesco Funds

imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

Invesco Asia Pacific Growth Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Floating Rate Fund
Invesco Global Core Equity Fund
Invesco Global Equity Fund
Invesco Global Fund
Invesco Global Growth Fund
Invesco Global Health Care Fund
Invesco Global Real Estate Fund
Invesco Global Small & Mid Cap Growth Fund

Invesco Gold & Precious Metals Fund
Invesco High Yield Fund
Invesco High Yield Securities Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Small Company Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco Pacific Growth Fund
Invesco Special Value Fund

Invesco U.S. Small Cap Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, Funds of Funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y and Investor Class shares for fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders for lesser amounts

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.

A-6        The Invesco Funds

	Opening An Account	Adding To An Account

By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the internet.

*	In addition, Invesco Investment Services, Inc. does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check may be reinvested into the Class A shares. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the

A-7        The Invesco Funds

customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.
By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent or authorized intermediary, if applicable). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days’ prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class A5 shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.

Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

A-8        The Invesco Funds

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Minimum Account Balance
A low balance fee of $12 per year will be deducted in the fourth quarter of each year from all Class A share, Class C share and Investor Class share accounts held in the Fund (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Fund and the Adviser. The Fund and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our web site, www.invesco.com/us, on or about November 15 of each year. This fee will be payable to the transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the transfer agent to offset amounts that would otherwise be payable by the Fund to the transfer agent under the transfer agency agreement. The low balance fee is not applicable to Fund Accounts comprised of: (i) fund of funds accounts, (ii) escheated accounts, (iii) accounts participating in a Systematic Purchase Plan established directly with the Fund, (iv) accounts with Dollar Cost Averaging, (v) accounts in which Class B Shares are immediately involved in the automatic conversion to Class A Shares, and those corresponding Class A Shares immediately involved in such conversion, (vi) accounts in which all shares are evidenced by share certificates, (vii) certain retirement plan accounts, (viii) forfeiture accounts in connection with certain retirement plans, (ix) investments in Class B, Class P, Class R, Class S or Class Y Shares, (x) certain money market funds (Investor Class of Premier U.S. Government Money, Premier Tax-Exempt and Premier Portfolios; all classes of Invesco Money Market Fund; and all classes of Invesco Tax-Exempt Cash Fund), or (xi) accounts in Class A shares established pursuant to an advisory fee program.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules which differ from those described in this prospectus. In such cases, there may be low balance fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

Invesco Cash Reserve Shares	Class A, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, Invesco Cash Reserve Shares

Class A5	Class A, A5, Y*, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class B5	Class B

Class C	Class C, Y*

Class C5	Class C, C5, Y*

Class R	Class R

Class R5	Class R, R5

Class Y	Class Y

*	You may exchange your Invesco Cash Reserve Shares, Class A shares, Class C shares, Class C5 shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges into Invesco Van Kampen Senior Loan Fund
Invesco Van Kampen Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Van Kampen Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Money Market Fund), Class B or Class C of any Invesco Fund for shares of Class A, Class B or Class C, respectively, of Invesco Van Kampen Senior Loan Fund. Please refer to the prospectus for the Invesco Van Kampen Senior Loan Fund for more information, including limitations on exchanges out of Invesco Van Kampen Senior Loan Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.

■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

A-9        The Invesco Funds

■	Invesco Cash Reserve shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.

■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market funds and Invesco Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by Funds of Funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of Invesco Limited Maturity Treasury Fund, Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

The Invesco Affiliates and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.

A-10        The Invesco Funds

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

■	The money market funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

Invesco Limited Maturity Treasury Fund. The Board of Invesco Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that Invesco Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, Invesco Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use Invesco Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of Invesco Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of Invesco Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market funds and Invesco Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

A-11        The Invesco Funds

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco valuation committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco High Income Municipal Fund, Invesco Municipal Bond Fund and Invesco Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end Funds, other than open-end Funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end Funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The Invesco Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on

A-12        The Invesco Funds

such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as ”buying a dividend.”

■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% or the then-applicable rate of any distributions or proceeds paid.

■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends

A-13        The Invesco Funds

received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.

■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.

■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.

■	The Funds must meet certain requirements under the Code for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiary as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.

■	Additionally, the Invesco Balanced-Risk Allocation Fund and the Invesco Balanced-Risk Commodity Strategy Fund have received a PLR from the IRS holding that the Funds’ income from a form of commodity-linked note is qualifying income. The Invesco Balanced-Risk Allocation Fund has also received a PLR from the IRS holding that its income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco Emerging Market Local Currency Debt Fund

■	The Fund may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Fund. If such regulations are issued, the Fund may not qualify as a regulated investment company and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of the Fund, resulting in the Fund’s failure to qualify as a regulated investment company.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the

14        The Invesco Funds

financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

15        The Invesco Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of each Fund’s SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Conservative Allocation Fund Invesco Growth Allocation Fund and	Invesco Moderate Allocation Fund Invesco Moderately Conservative Allocation Fund
SEC 1940 Act file number: 811-02699

invesco.com/us AGS-PRO-1-S

Statutory Prospectus Supplement dated January 14, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Basic Value Fund
Invesco Conservative Allocation Fund
Invesco Global Equity Fund
Invesco Growth Allocation Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Small Cap Growth Fund
The following information replaces in its entirety the last two paragraphs appearing under the heading “FUND SUMMARIES-Invesco Conservative Allocation Fund-Principal Investment Strategies of the Fund”, “FUND SUMMARIES-Invesco Growth Allocation Fund-Principal Investment Strategies of the Fund”, “FUND SUMMARIES-Invesco Moderate Allocation Fund-Principal Investment Strategies of the Fund”, “FUND SUMMARIES-Invesco Moderate Growth Allocation Fund-Principal Investment Strategies of the Fund” and “FUND SUMMARIES-Invesco Moderately Conservative Allocation Fund-Principal Investment Strategies of the Fund”, respectively:
     “Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well in any given period and protect during periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.”
The following information is added to the end of the section appearing under the heading “FUND SUMMARIES-Invesco Conservative Allocation Fund-Principal Risks of Investing in the Fund”, “FUND SUMMARIES-Invesco Growth Allocation Fund-Principal Risks of Investing in the Fund”, “FUND SUMMARIES-Invesco Moderate Allocation Fund-Principal Risks of Investing in the Fund”, “FUND SUMMARIES-Invesco Moderate Growth Allocation Fund-Principal Risks of Investing in the Fund” and “FUND SUMMARIES-Invesco Moderately Conservative Allocation Fund-Principal Risks of Investing in the Fund”, respectively:
     “Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.
     Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
     Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swaps are subject to credit risk and counterparty risk.”

1

The following information restates the information appearing under the heading “FUND SUMMARIES-Invesco Conservative Allocation Fund-Principal Risks of Investing in the Fund-Leverage Risk”, “FUND SUMMARIES-Invesco Growth Allocation Fund-Principal Risks of Investing in the Fund-Leverage Risk”, “FUND SUMMARIES-Invesco Moderate Allocation Fund-Principal Risks of Investing in the Fund-Leverage Risk”, “FUND SUMMARIES-Invesco Moderate Growth Allocation Fund-Principal Risks of Investing in the Fund-Leverage Risk” and “FUND SUMMARIES-Invesco Moderately Conservative Allocation Fund-Principal Risks of Investing in the Fund-Leverage Risk”, respectively:
     “Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.”
The following information is added to the end of the section appearing under the heading “FUND SUMMARIES-Invesco Growth Allocation Fund-Principal Risks of Investing in the Fund”
     “Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.”
The following information replaces in its entirety the last three paragraphs appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Invesco Conservative Allocation Fund-Objective and Strategies”, INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Invesco Growth Allocation Fund-Objective and Strategies”, INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Invesco Moderate Allocation Fund-Objective and Strategies”, INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Invesco Moderate Growth Allocation Fund-Objective and Strategies”, INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Invesco Moderately Conservative Allocation Fund-Objective and Strategies”:
     “Based on the portfolio managers’ research, the strategic allocations of the portfolios are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well in any given period and protect during periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting the most representative funds. The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.
     The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.”
The following information added to the end of the section appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Invesco Conservative Allocation Fund-Risks”, INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Invesco Growth Allocation Fund-Risks”, INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Invesco Moderate Allocation Fund-Risks”, INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Invesco Moderate Growth

2

Allocation Fund-Risks”, INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Invesco Moderately Conservative Allocation Fund-Risks”:
     “Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
     Options Risk. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
     Swaps Risk. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if the reference index, security or investments do not perform as expected.”
The following information restates the information appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Invesco Conservative Allocation Fund-Risks-Leverage Risk”, INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Invesco Growth Allocation Fund-Risks-Leverage Risk”, INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Invesco Moderate Allocation Fund-Risks-Leverage Risk”, INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Invesco Moderate Growth Allocation Fund-Risks-Leverage Risk”, INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS- Invesco Moderately Conservative Allocation Fund-Risks-Leverage Risk”:
     “Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the underlying fund could lose more than it invested. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.”
The following information is added to the end of the section appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS-Invesco Growth Allocation Fund-Risks”
     “Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.”

3

Statutory Prospectus Supplement dated December 6, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Basic Value Fund
Invesco Conservative Allocation Fund
Invesco Global Equity Fund
Invesco Growth Allocation Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Small Cap Growth Fund
The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Conservative Allocation Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.23%
Acquired Fund Fees and Expenses		0.61
Total Annual Fund Operating Expenses		0.84
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$86	$268	$466	$1,037
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Growth Allocation Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.16%
Acquired Fund Fees and Expenses		0.77
Total Annual Fund Operating Expenses		0.93
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$95	$296	$515	$1,143
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Moderate Allocation Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

2

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.19%
Acquired Fund Fees and Expenses		0.71
Total Annual Fund Operating Expenses		0.90
Fee Waiver and/or Expense Reimbursement[1]		0.06
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.84

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.12% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$86	$281	$493	$1,102
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Moderate Growth Allocation Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

3

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.21%
Acquired Fund Fees and Expenses		0.74
Total Annual Fund Operating Expenses		0.95
Fee Waiver and/or Expense Reimbursement[1]		0.08
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.87

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.12% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$89	$295	$518	$1,159
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Moderately Conservative Allocation Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

4

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		None
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.32%
Acquired Fund Fees and Expenses		0.64
Total Annual Fund Operating Expenses		0.96
Fee Waiver and/or Expense Reimbursement[1]		0.18
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.78

[1]	The Adviser has contractually agreed, through at least April 30, 2011, to waive the advisory fee and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.14% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2011.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$80	$288	$513	$1,162
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.”
The following information replaces in its entirety the tables appearing under the heading “Hypothetical Investment and Expense Information-Invesco Conservative Allocation Fund — INSTITUTIONAL”, “Hypothetical Investment and Expense Information-Invesco Growth Allocation Fund — INSTITUTIONAL”, “Hypothetical Investment and Expense Information-Invesco Moderate Allocation Fund — INSTITUTIONAL”, “Hypothetical Investment and Expense Information-Invesco Moderate Growth Allocation Fund — INSTITUTIONAL” and “Hypothetical Investment and Expense Information-Invesco Moderately Conservative Allocation Fund — INSTITUTIONAL”, respectively:

5

“Invesco
Conservative
Allocation Fund
—
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.16%	8.49%	13.01%	17.71%	22.60%	27.70%	33.02%	38.55%	44.31%	50.32%
End of Year Balance	$10,416.00	$10,849.31	$11,300.64	$11,770.74	$12,260.41	$12,770.44	$13,301.69	$13,855.04	$14,431.41	$15,031.76
Estimated Annual Expenses	$85.75	$89.31	$93.03	$96.90	$100.93	$105.13	$109.50	$114.06	$118.80	$123.75

Invesco Growth
Allocation Fund
—
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.07%	8.31%	12.71%	17.30%	22.08%	27.04%	32.21%	37.60%	43.20%	49.02%
End of Year Balance	$10,407.00	$10,830.56	$11,271.37	$11,730.11	$12,207.53	$12,704.38	$13,221.44	$13,759.56	$14,319.57	$14,902.38
Estimated Annual Expenses	$94.89	$98.75	$102.77	$106.96	$111.31	$115.84	$120.56	$125.46	$130.57	$135.88

Invesco
Moderate
Allocation Fund
—
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.84%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.16%	8.43%	12.88%	17.50%	22.32%	27.34%	32.56%	37.99%	43.65%	49.54%
End of Year Balance	$10,416.00	$10,843.06	$11,287.62	$11,750.41	$12,232.18	$12,733.70	$13,255.78	$13,799.27	$14,365.04	$14,954.01
Estimated Annual Expenses	$85.75	$95.67	$99.59	$103.67	$107.92	$112.35	$116.95	$121.75	$126.74	$131.94

Invesco
Moderate
Growth
Allocation Fund
—
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.87%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.13%	8.35%	12.74%	17.30%	22.05%	26.99%	32.14%	37.49%	43.06%	48.85%
End of Year Balance	$10,413.00	$10,834.73	$11,273.53	$11,730.11	$12,205.18	$12,699.49	$13,213.82	$13,748.98	$14,305.81	$14,885.20
Estimated Annual Expenses	$88.80	$100.93	$105.01	$109.27	$113.69	$118.30	$123.09	$128.07	$133.26	$138.66

6

Invesco
Moderately
Conservative
Allocation Fund
—
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.78%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.22%	8.43%	12.81%	17.37%	22.11%	27.04%	32.18%	37.52%	43.07%	48.85%
End of Year Balance	$10,422.00	$10,843.05	$11,281.11	$11,736.86	$12,211.03	$12,704.36	$13,217.62	$13,751.61	$14,307.17	$14,885.18
Estimated Annual Expenses	$79.65	$102.07	$106.20	$110.49	$114.95	$119.59	$124.43	$129.45	$134.68	$140.12

[1]	Your actual expenses may be higher or lower than those shown.”

7

Prospectus Supplement dated November 10, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C, R, S, Y, Investor Class and Institutional Class Shares, as applicable, of each of the Funds listed below:
Invesco Balanced Fund
Invesco Basic Balanced Fund
Invesco Basic Value Fund
Invesco Commodities Strategy Fund
Invesco Conservative Allocation Fund
Invesco Core Bond Fund
Invesco Dividend Growth Securities Fund
Invesco Financial Services Fund
Invesco Fundamental Value Fund
Invesco Global Advantage Fund
Invesco Global Dividend Growth Securities Fund
Invesco Global Fund
Invesco Health Sciences Fund
Invesco Income Fund
Invesco Japan Fund
Invesco Large Cap Basic Value Fund
Invesco Large Cap Growth Fund
Invesco Large Cap Relative Value Fund
Invesco LIBOR Alpha Fund
Invesco Mid Cap Basic Value Fund
Invesco Mid-Cap Value Fund
Invesco Moderate Growth Allocation Fund
Invesco Multi-Sector Fund
Invesco Municipal Fund
Invesco New York Tax-Free Income Fund
Invesco Select Equity Fund
Invesco Small-Mid Special Value Fund
Invesco Special Value Fund
Invesco Tax-Exempt Securities Fund
Invesco Technology Sector Fund
Invesco U.S. Small Cap Value Fund
Invesco U.S. Small-Mid Cap Value Fund
Invesco Value Fund
Invesco Value II Fund
Invesco Van Kampen Asset Allocation Conservative Fund
Invesco Van Kampen Asset Allocation Growth Fund
Invesco Van Kampen Asset Allocation Moderate Fund
Invesco Van Kampen California Insured Tax Free Fund
Invesco Van Kampen Capital Growth Fund
Invesco Van Kampen Core Equity Fund
Invesco Van Kampen Core Plus Fixed Income Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen Enterprise Fund
Invesco Van Kampen Equity Premium Income Fund
Invesco Van Kampen Global Equity Allocation Fund
Invesco Van Kampen Global Franchise Fund
Invesco Van Kampen Government Securities Fund
Invesco Van Kampen Harbor Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen Insured Tax Free Income Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Limited Duration Fund
Invesco Van Kampen Real Estate Securities Fund
Invesco Van Kampen Technology Fund
Invesco Van Kampen Utility Fund
Following a number of meetings in September and October, 2010, the Boards of Trustees of the Invesco Funds have unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which each Target Fund listed below would transfer all of its assets and liabilities to the corresponding Acquiring Fund listed below in exchange for shares of the Acquiring Fund that would be distributed to Target Fund shareholders:

TARGET FUND	ACQUIRING FUND
Invesco Balanced Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Van Kampen Equity and Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Basic Balanced Fund, a series portfolio of AIM Fund Group (Invesco Funds Group)	Invesco Van Kampen Equity and Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Basic Value Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Van Kampen Value Opportunities Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Commodities Strategy Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Balanced-Risk Commodity Strategy Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)

Invesco Conservative Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Moderately Conservative Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)

Invesco Core Bond Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Core Plus Bond Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Dividend Growth Securities Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Diversified Dividend Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)
Invesco Retail SUP-1 111010

1

TARGET FUND	ACQUIRING FUND

Invesco Financial Services Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Diversified Dividend Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)

Invesco Fundamental Value Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Van Kampen Growth and Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Global Advantage Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Global Growth Fund, a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Global Dividend Growth Securities Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Global Core Equity Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)

Invesco Global Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Global Core Equity Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)

Invesco Health Sciences Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Global Health Care Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)

Invesco Income Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Van Kampen Corporate Bond Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Japan Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Pacific Growth Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)

Invesco Large Cap Basic Value Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)	Invesco Van Kampen Comstock Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Large Cap Growth Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)	Invesco Van Kampen American Franchise Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Large Cap Relative Value Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Van Kampen Growth and Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco LIBOR Alpha Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Short Term Bond Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Mid Cap Basic Value Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)	Invesco Van Kampen American Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Mid-Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen American Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Moderate Growth Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Growth Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)

Invesco Multi-Sector Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Charter Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)

Invesco Municipal Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Van Kampen Intermediate Term Municipal Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco New York Tax-Free Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Van Kampen New York Tax Free Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Select Equity Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)	Invesco Structured Core Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Small-Mid Special Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Small Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Special Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Small Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Tax-Exempt Securities Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Van Kampen Municipal Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Technology Sector Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Technology Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco U.S. Small Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Small Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco U.S. Small-Mid Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Small Cap Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Value Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Comstock Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Value II Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen Comstock Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Van Kampen Asset Allocation Conservative Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Moderately Conservative Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)

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TARGET FUND	ACQUIRING FUND
Invesco Van Kampen Asset Allocation Growth Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Growth Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)

Invesco Van Kampen Asset Allocation Moderate Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Moderate Allocation Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)

Invesco Van Kampen California Insured Tax Free Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco California Tax-Free Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Van Kampen Capital Growth Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen American Franchise Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Van Kampen Core Equity Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Diversified Dividend Fund, a series portfolio of AIM Equity Funds (Invesco Equity Funds)

Invesco Van Kampen Core Plus Fixed Income Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Core Plus Bond Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Van Kampen Emerging Markets Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Developing Markets Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)

Invesco Van Kampen Enterprise Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Van Kampen American Franchise Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Van Kampen Equity Premium Income Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)	Invesco Structured Core Fund, a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Van Kampen Global Equity Allocation Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Global Core Equity Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)

Invesco Van Kampen Global Franchise Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco Global Core Equity Fund, a series portfolio of AIM Funds Group (Invesco Funds Group)

Invesco Van Kampen Government Securities Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco U.S. Government Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Van Kampen Harbor Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Convertible Securities Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)

Invesco Van Kampen High Yield Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco High Yield Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Van Kampen Insured Tax Free Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)	Invesco Van Kampen Municipal Income Fund, a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

Invesco Van Kampen International Advantage Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco International Growth Fund, a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Van Kampen International Growth Fund, a series portfolio of AIM Investment Funds (Invesco Investment Funds)	Invesco International Growth Fund, a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Van Kampen Limited Duration Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)	Invesco Short Term Bond Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Van Kampen Real Estate Securities Fund, a series portfolio of AIM Growth Series (Invesco Growth Series)	Invesco Real Estate Fund, a series portfolio of AIM Investment Securities Funds (Invesco Investment Securities Funds)

Invesco Van Kampen Technology Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Technology Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)

Invesco Van Kampen Utility Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)	Invesco Utilities Fund, a series portfolio of AIM Sector Funds (Invesco Sector Funds)
The Agreement requires approval by the Target Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011. If the Agreement is approved by shareholders of the Target Funds and certain conditions required by the Agreement are satisfied, the reorganizations are expected to be consummated shortly thereafter. Upon closing of the reorganizations, shareholders of the Target Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Target Fund, and the Target Fund will liquidate and cease operations. Shareholders of each Target Fund will vote separately on the Agreement, and the reorganization will be effected as to a particular Target Fund only if that fund’s shareholders approve the Agreement.
A combined Proxy Statement/Prospectus will be sent to shareholders of each Target Fund to seek their approval of the Agreement, which will include a full discussion of the reorganization and the factors the Boards of Trustees considered in approving the Agreement.

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If shareholders approve a reorganization, it is anticipated that the Target Fund will close to new investors as soon as practicable following shareholder approval through the consummation of the reorganization to facilitate a smooth transition of Target Fund shareholders to the Acquiring Fund. The Acquiring Fund will remain open for purchase during this period.
All investors who are invested in a Target Fund as of the date on which the Target Fund closed to new investors and remain invested in the Target Fund may continue to make additional investments in their existing accounts and may open new accounts in their name.

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Statutory Prospectus Supplement dated October 6, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Basic Value Fund
Invesco Conservative Allocation Fund
Invesco Global Equity Fund
Invesco Growth Allocation Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Small Cap Growth Fund
The following information replaces in its entirety the paragraphs appearing under the heading “FUND SUMMARIES — Invesco Basic Value Fund — Principal Investment Strategies of the Fund” of the prospectus:
     “Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum. The Fund emphasizes a value style of investing and the Adviser seeks well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Adviser of the capital growth and income potential of such securities materially change. The Fund may invest in companies of any size.
     The Fund may invest up to 25% of its total assets in foreign securities.”
The following information replaces in its entirety the second, third, fourth and fifth paragraphs under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS —Invesco Basic Value Fund — Objective and Strategies”:
     “Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum. The Fund emphasizes a value style of investing seeking well established, undervalued companies. The Adviser generally seeks to identify companies that are undervalued. The Fund’s style presents the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
     The Fund may also invest up to 25% of its total assets in foreign securities.
     The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. Investments in unseasoned companies or companies with special circumstances often involve much greater risks than are inherent in other types of investments and securities of such companies may be more likely to experience unexpected fluctuations in price. In addition, investments made in anticipation of future events may, if the events are delayed or never achieved, cause stock prices to fall. Furthermore, as a result of the Fund’s stock selection process, a significant portion of the Fund’s assets may be invested in companies within the same industries or sectors of the market. To the extent the Fund focuses its investments in this way, it may be more susceptible to economic, political, regulatory and other occurrences influencing those industries or market sectors.
     The Fund may invest in companies of any size. To the extent the Fund invests in securities of smaller- and medium-sized companies, the Fund will be subject to the risks of such securities, including being subject to more abrupt or erratic market movements of such securities compared to securities of larger-sized companies or the market averages in general. Such companies may have more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger-sized companies. From time to time, under various market conditions, the Fund may favor one market capitalization over another.
     The Fund may dispose of a security whenever, in the opinion of the Adviser, factors indicate it is desirable to do so. Such factors include changes in the company’s operations or relative market performance, changes in the market trends or other factors affecting an individual security, changes in economic or market factors in general or with respect to a particular industry, and other circumstances bearing on the desirability of a given investment. In addition, if an individual stock position appreciates to a point where it begins to account for a larger percentage of the Fund’s assets, the Adviser may sell a portion of the position held.
     The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.”

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AGS-STAT SUP-2 100610

Statutory Prospectus Supplement dated October 5, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Basic Value Fund
Invesco Conservative Allocation Fund
Invesco Global Equity Fund
Invesco Growth Allocation Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Small Cap Growth Fund
Effective November 29, 2010, the following information replaces in its entirety the paragraphs appearing under the heading “FUND SUMMARIES — Invesco Conservative Allocation Fund — Principal Investment Strategies of the Fund” of the prospectus:
     “The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser) and exchange-traded funds (ETFs) advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 64% of its total assets in underlying funds that invest primarily in fixed-income securities, approximately 27% of its total assets in underlying funds that invest primarily in equity securities and approximately 9% of its total assets in alternative asset classes and investment strategies which may include commodities.
     The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.
     Approximately 13.4% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 3% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.
     The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.
     The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks and index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.”
Effective November 29, 2010, the following information replaces the disclosure appearing under the heading “FUND SUMMARIES — Invesco Conservative Allocation Fund — Principal Risks of Investing in the Fund — Commodity Risk” of the prospectus:
“Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying funds organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to
AGS-STAT SUP-2 100510

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greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund shares.”
Effective November 29, 2010, the following information is added underneath the last risk appearing under the heading “FUND SUMMARIES — Invesco Conservative Allocation Fund — Principal Risks of Investing in the Fund” of the prospectus:
     “Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.
     Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
     Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
     Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.
     Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or an underlying fund may invest is leveraged. The more the Fund or an underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.
     Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
     Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.
     Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an underlying fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.

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     REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
     Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.
     Short Sales Risk. Short sales may cause an underlying fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the underlying fund’s exposure is unlimited.
     Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
     Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.
     Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.”
Effective November 29, 2010, the following risks will be deleted in its entirety under the heading — “FUND SUMMARIES — Invesco Conservative Allocation Fund — Principal Risks of Investing in the Fund” as well as under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Invesco Conservative Allocation Fund — Risks”:
“Money Market Risk
Industry Focus Risk
Municipal Securities Risk”
The following information replaces in its entirety the reference to Custom Conservative Allocation Index appearing in the performance table under the heading “FUND SUMMARIES — Invesco Conservative Allocation Fund — Performance Information — Average Annual Total Returns” of the prospectus:

	“1 Year	5 Years	Since Inception
Custom Conservative Allocation Index (pre-09/30/10) (reflects no deductions for fees, expenses or taxes)	13.04	4.04	4.70
Custom Conservative Allocation Index (post-09/30/10) (reflects no deductions for fees, expenses or taxes)	13.04	4.04	4.70	”

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Effective November 29, 2010, the following information replaces in its entirety the paragraphs appearing under the heading “FUND SUMMARIES — Invesco Growth Allocation Fund — Principal Investment Strategies of the Fund” of the prospectus:
     “The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser) and exchange-traded funds (ETFs) advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they both are indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 71% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 7% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 22% of its total assets in alternative asset classes and investment strategies which may include commodities.
     The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.
     Approximately 28.4% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 6% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.
     The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.
     The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks and index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.”
Effective November 29, 2010, the following information replaces the disclosure appearing under the heading “FUND SUMMARIES — Invesco Growth Allocation Fund — Principal Risks of Investing in the Fund — Commodity Risk” of the prospectus:
“Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying funds organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund shares.”

4

Effective November 29, 2010, the following information is added underneath the last risk appearing under the heading “FUND SUMMARIES — Invesco Growth Allocation Fund — Principal Risks of Investing in the Fund” of the prospectus:
     “Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.
     Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
     Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
     Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.
     Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.
     Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
     Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.
     Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an underlying fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.
     Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.
     Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.
     REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related

5

companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
     Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.
     Short Sales Risk. Short sales may cause an underlying fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the underlying fund’s exposure is unlimited.
     Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.”
The following information replaces in its entirety the reference to Custom Growth Allocation Index appearing in the performance table under the heading “FUND SUMMARIES — Invesco Growth Allocation Fund — Performance Information — Average Annual Total Returns” of the prospectus:

	“1 Year	5 Years	Since Inception
Custom Growth Allocation Index (pre-09/30/10) (reflects no deductions for fees, expenses or taxes)	28.54	1.88	4.07
Custom Growth Allocation Index (post-09/30/10) (reflects no deductions for fees, expenses or taxes)	28.54	1.88	4.07	”
Effective November 29, 2010, the following information replaces in its entirety the paragraphs appearing under the heading “FUND SUMMARIES — Invesco Moderate Allocation Fund — Principal Investment Strategies of the Fund” of the prospectus:
     “The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser) and exchange-traded funds (ETFs) advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 52% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 30.5% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 17.5% of its total assets in alternative asset classes and investment strategies which may include commodities.
     The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.
     Approximately 23.2% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 5% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.
     The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are

6

multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.
     The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks and index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.”
Effective November 29, 2010, the following information replaces the disclosure appearing under the heading “FUND SUMMARIES — Invesco Moderate Allocation Fund — Principal Risks of Investing in the Fund — Commodity Risk” of the prospectus:
“Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying funds organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund shares.”
Effective November 29, 2010, the following information is added underneath the last risk appearing under the heading “FUND SUMMARIES — Invesco Moderate Allocation Fund — Principal Risks of Investing in the Fund” of the prospectus:
     “Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.
     Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
     Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
     Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.
     Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

7

     Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.
     Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.
     Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an underlying fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.
     Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting the underlying fund’s yield.
     REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
     Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.
     Short Sales Risk. Short sales may cause an underlying fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the underlying fund’s exposure is unlimited.
     Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
     Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.
     Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.”

8

The following information replaces in its entirety the reference to Custom Moderate Allocation Index appearing in the performance table under the heading “FUND SUMMARIES — Invesco Moderate Allocation Fund — Performance Information — Average Annual Total Returns” of the prospectus:

	“1 Year	5 Years	Since Inception
Custom Moderate Allocation Index (pre-09/30/10) (reflects no deductions for fees, expenses or taxes)	21.46	3.29	4.66
Custom Moderate Allocation Index (post-09/30/10) (reflects no deductions for fees, expenses or taxes)	21.46	3.29	4.66	”
Effective November 29, 2010, the following information replaces in its entirety the paragraphs appearing under the heading “FUND SUMMARIES — Invesco Moderate Growth Allocation Fund — Principal Investment Strategies of the Fund” of the prospectus:
     “The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser) and exchange-traded funds (ETFs) advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 62% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 17% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 21% of its total assets in alternative asset classes and investment strategies which may include commodities.
     The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.
     Approximately 26.2% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 6% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.
     The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.
     The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks and index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.”
Effective November 29, 2010, the following information replaces the disclosure appearing under the heading “FUND SUMMARIES — Invesco Moderate Growth Allocation Fund — Principal Risks of Investing in the Fund — Commodity Risk” of the prospectus:

9

“Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying funds organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund shares.”
Effective November 29, 2010, the following information is added underneath the last risk appearing under the heading “FUND SUMMARIES — Invesco Moderate Growth Allocation Fund — Principal Risks of Investing in the Fund” of the prospectus:
     “Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.
     Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
     Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
     Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
     Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.
     Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.
     Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an underlying fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.
     Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting the Fund’s yield.
     REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap

10

companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
     Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.
     Short Sales Risk. Short sales may cause an underlying fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the underlying fund’s exposure is unlimited.
     Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
     Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.
     Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.”
The following information replaces in its entirety the reference to Custom Moderate Growth Allocation Index appearing in the performance table under the heading “FUND SUMMARIES — Invesco Moderate Growth Allocation Fund — Performance Information — Average Annual Total Returns” of the prospectus:

	“1 Year	Since Inception
Custom Moderate Growth Allocation Index (pre-09/30/10) (reflects no deductions for fees, expenses or taxes): Inception (04/30/05)	25.54	3.35
Custom Moderate Growth Allocation Index (post-09/30/10) (reflects no deductions for fees, expenses or taxes): Inception (04/30/05)	25.54	3.35	”
Effective November 29, 2010, the following information replaces in its entirety the paragraphs appearing under the heading “FUND SUMMARIES — Invesco Moderately Conservative Allocation Fund — Principal Investment Strategies of the Fund” of the prospectus:
     “The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser) and exchange-traded funds (ETFs) advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 32% of its total assets in underlying funds that invest primarily in equity securities, approximately

11

54.5% of its total assets in underlying funds that invest primarily in equity securities and approximately 13.5% of its total assets in alternative asset classes and investment strategies which may include commodities.
     The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.
     Approximately 16.1% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 4% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.
     The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.
     The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks and index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.”
Effective November 29, 2010, the following information replaces the disclosure appearing under the heading “FUND SUMMARIES — Invesco Moderately Conservative Allocation Fund — Principal Risks of Investing in the Fund — Commodity Risk” of the prospectus:
“Commodity Risk. Certain of the underlying funds will invest in commodities through a wholly-owned subsidiary of that underlying funds organized under the laws of the Cayman Islands (the Subsidiary). Investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund shares.”
Effective November 29, 2010, the following information is added underneath the last risk appearing under the heading “FUND SUMMARIES — Invesco Moderately Conservative Allocation Fund — Principal Risks of Investing in the Fund” of the prospectus:
     “Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.
     Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary

12

price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with an underlying fund.
     Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
     Convertible Securities Risk. An underlying fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.
     Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
     Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.
     Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.
     Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an underlying fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.
     Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting the Fund’s yield.
     REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
     Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.
     Short Sales Risk. Short sales may cause an underlying fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the underlying fund’s exposure is unlimited.
     Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or

13

restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
     Tax Risk. If the Internal Revenue Service (IRS) were to change its position, as set out in a number of private letter rulings (which an underlying fund may not cite as precedent), such that an underlying fund’s income from the Subsidiary and commodity-linked notes is not “qualifying income,” the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation.
     Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.”
Effective November 29, 2010, the following risk will be deleted in its entirety under the heading — “FUND SUMMARIES — Invesco Moderately Conservative Allocation Fund — Principal Risks of Investing in the Fund” as well as under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Invesco Moderately Conservative Allocation Fund — Risks”:
     “Reverse Repurchase Agreement Risk”
The following information replaces in its entirety the reference to Custom Moderately Conservative Allocation Index appearing in the performance table under the heading “FUND SUMMARIES — Invesco Moderately Conservative Allocation Fund — Performance Information — Average Annual Total Returns” of the prospectus:

	“1 Year	Since Inception
Custom Moderately Conservative Allocation Index (pre-09/30/10) (reflects no deductions for fees, expenses or taxes): Inception (04/30/05)	17.12	4.39
Custom Moderately Conservative Allocation Index (post-09/30/10) (reflects no deductions for fees, expenses or taxes): Inception (04/30/05)	17.12	4.39	”
Effective November 29, 2010, the following information replaces in its entirety the second, third, fourth fifth and sixth paragraphs appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Invesco Conservative Allocation Fund — Objective and Strategies”:
     “The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and ETFs advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 64% of its total assets in underlying funds that invest primarily in fixed-income securities, approximately 27% of its total assets in underlying funds that invest primarily in equity securities and approximately 9% of its total assets in alternative asset classes and investment strategies which may include commodities.
     The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio. Approximately 13.4% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 3% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.

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     In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.
     The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying Fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.
     The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.”
Effective November 29, 2010, the following information replaces the disclosure appearing under the heading “INVESTMENT OBJECTIVES, STRATGIES, RISKS AND PORTFOLIO HOLIDNGS — Invesco Conservative Allocation Fund — Risks — Commodity Risk” of the prospectus:
“Commodity Risk. Certain of the underlying fund’s and the Subsidiary’s investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.”
Effective November 29, 2010, the following information is added underneath the last risk appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Invesco Conservative Allocation Fund — Risks”:
     “Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.
     Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market, risk of greater volatility, that do not affect traditional equity and debt securities.

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     If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular note in the underlying fund’s portfolio may be significantly higher than the value of the note.
     A liquid secondary market may not exist for the commodity-linked notes underlying fund buys, which may make it difficult for underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, underlying fund could lose money. The value of the commodity-linked notes underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Economic leverage will increase the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable.
     An underlying fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, underlying fund must set aside liquid assets (referred to sometimes as asset segregation), or engage in other measures, while the leveraged derivatives instruments are held. The Subsidiary will comply with these asset segregation requirements to the same extent as the underlying fund itself.
     Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
     Convertible Securities Risk The values of convertible securities in which the underlying fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the underlying fund.
     Exchange-Traded Funds Risk. An investment by the Fund or an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund or an underlying fund may invest are leveraged. The more the Fund or an underlying fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.
     Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
     Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.
     Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In

16

addition, the performance of an underlying fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.
     REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
     Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.
     Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security. The more the underlying fund pays, the more it will lose on the transaction, which adversely affects its share price. As there is no limit on how much the price of the security can increase, the underlying fund’s exposure is unlimited.
     Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
     Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. An underlying fund intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on a number of private letter rulings provided to third-parties not associated with the underlying fund (which only these parties may cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from an underlying fund’s investment in the commodity-linked notes and/or the Subsidiary might be non-qualifying income, and there is a possibility such change in position might be applied to an underlying fund retroactively, in which case an underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation. For more information, please see the “Dividends, Distributions and Tax Matters — Tax Matters — Investments in Foreign Currencies” section in the Fund’s SAI.
     Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.”
Effective November 29, 2010, the following information replaces in its entirety the second, third, fourth fifth and sixth paragraphs appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Invesco Growth Allocation Fund — Objective and Strategies”:
     “The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and ETFs advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they both are indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 71% of its total assets in underlying funds that invest primarily in equity securities (equity funds),

17

approximately 7% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 22% of its total assets in alternative asset classes and investment strategies which may include commodities.
     The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.
     Approximately 28.4% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 6% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities.
     In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.
     The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.
     The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.”
Effective November 29, 2010, the following information replaces the disclosure appearing under the heading “INVESTMENT OBJECTIVES, STRATGIES, RISKS AND PORTFOLIO HOLIDNGS — Invesco Growth Allocation Fund — Risks — Commodity Risk” of the prospectus:
“Commodity Risk. Certain of the underlying fund’s and the Subsidiary’s investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.”
Effective November 29, 2010, the following information is added underneath the last risk appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Invesco Growth Allocation Fund — Risks”:

18

     “Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.
     Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market, risk of greater volatility, that do not affect traditional equity and debt securities.
     If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular note in the underlying fund’s portfolio may be significantly higher than the value of the note.
     A liquid secondary market may not exist for the commodity-linked notes underlying fund buys, which may make it difficult for underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, underlying fund could lose money. The value of the commodity-linked notes underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Economic leverage will increase the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable.
     An underlying fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, underlying fund must set aside liquid assets (referred to sometimes as asset segregation), or engage in other measures, while the leveraged derivatives instruments are held. The Subsidiary will comply with these asset segregation requirements to the same extent as the underlying fund itself.
     Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
     Convertible Securities Risk The values of convertible securities in which the underlying fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the underlying fund.
     Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale may be restricted pending a decision whether the underlying fund is obligated to repurchase mortgage-related securities.
     Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
     Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities.

19

     Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.
     Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an underlying fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.
     Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the underlying fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.
     REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
     Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.
     Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security. The more the underlying fund pays, the more it will lose on the transaction, which adversely affects its share price. As there is no limit on how much the price of the security can increase, the underlying fund’s exposure is unlimited.
     Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. An underlying fund intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on a number of private letter rulings provided to third-parties not associated with the underlying fund (which only these parties may cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from an underlying fund’s investment in the commodity-linked notes and/or the Subsidiary might be non-qualifying income, and there is a possibility such change in position might be applied to an underlying fund retroactively, in which case an underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation. For more information, please see the “Dividends, Distributions and Tax Matters — Tax Matters — Investments in Foreign Currencies” section in the Fund’s SAI.”
Effective November 29, 2010, the following information replaces in its entirety the second, third, fourth fifth and sixth paragraphs appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Invesco Moderate Allocation Fund — Objective and Strategies”:

20

     “The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and ETFs advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 52% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 30.5% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 17.5% of its total assets in alternative asset classes and investment strategies which may include commodities.
     The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.
     Approximately 23.2% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 5% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities. In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.
     The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.
     The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.”
Effective November 29, 2010, the following information replaces the disclosure appearing under the heading “INVESTMENT OBJECTIVES, STRATGIES, RISKS AND PORTFOLIO HOLIDNGS — Invesco Moderate Allocation Fund — Risks — Commodity Risk” of the prospectus:
“Commodity Risk. Certain of the underlying fund’s and the Subsidiary’s investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.”

21

Effective November 29, 2010, the following information is added underneath the last risk appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Invesco Moderate Allocation Fund — Risks”:
     “Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.
     Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market, risk of greater volatility, that do not affect traditional equity and debt securities.
     If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular note in the underlying fund’s portfolio may be significantly higher than the value of the note.
     A liquid secondary market may not exist for the commodity-linked notes underlying fund buys, which may make it difficult for underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, underlying fund could lose money. The value of the commodity-linked notes underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Economic leverage will increase the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable.
     An underlying fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, underlying fund must set aside liquid assets (referred to sometimes as asset segregation), or engage in other measures, while the leveraged derivatives instruments are held. The Subsidiary will comply with these asset segregation requirements to the same extent as the underlying fund itself.
     Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
     Convertible Securities Risk The values of convertible securities in which the underlying fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the underlying fund.
     Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
     Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities.
     Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

22

     Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an underlying fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.
     Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting an underlying fund’s yield.
     REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
     Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.
     Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security. The more the underlying fund pays, the more it will lose on the transaction, which adversely affects its share price. As there is no limit on how much the price of the security can increase, the underlying fund’s exposure is unlimited.
     Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
     Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. An underlying fund intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on a number of private letter rulings provided to third-parties not associated with the underlying fund (which only these parties may cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from an underlying fund’s investment in the commodity-linked notes and/or the Subsidiary might be non-qualifying income, and there is a possibility such change in position might be applied to an underlying fund retroactively, in which case an underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation. For more information, please see the “Dividends, Distributions and Tax Matters — Tax Matters — Investments in Foreign Currencies” section in the Fund’s SAI.
     Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.”

23

Effective November 29, 2010, the following information replaces in its entirety the second, third, fourth fifth and sixth paragraphs appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Invesco Moderate Growth Allocation Fund — Objective and Strategies”:
     “The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and ETFs advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 62% of its total assets in underlying funds that invest primarily in equity securities (equity funds), approximately 17% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds) and approximately 21% of its total assets in alternative asset classes and investment strategies which may include commodities.
     The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.
     Approximately 26.2% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 6% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities. In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.
     The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.
     The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks an index, a commodity or a basket of assets, trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.”
Effective November 29, 2010, the following information replaces the disclosure appearing under the heading “INVESTMENT OBJECTIVES, STRATGIES, RISKS AND PORTFOLIO HOLIDNGS — Invesco Moderate Growth Allocation Fund — Risks — Commodity Risk” of the prospectus:
“Commodity Risk. Certain of the underlying fund’s and the Subsidiary’s investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact

24

on the prices of such commodities. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.”
Effective November 29, 2010, the following information is added underneath the last risk appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Invesco Moderate Growth Allocation Fund — Risks”:
     “Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.
     Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market, risk of greater volatility, that do not affect traditional equity and debt securities.
     If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular note in the underlying fund’s portfolio may be significantly higher than the value of the note.
     A liquid secondary market may not exist for the commodity-linked notes underlying fund buys, which may make it difficult for underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, underlying fund could lose money. The value of the commodity-linked notes underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Economic leverage will increase the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable.
     An underlying fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, underlying fund must set aside liquid assets (referred to sometimes as asset segregation), or engage in other measures, while the leveraged derivatives instruments are held. The Subsidiary will comply with these asset segregation requirements to the same extent as the underlying fund itself.
     Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
     Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
     Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities.
     Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.

25

     Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an underlying fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.
     Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting the Fund’s yield.
     REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
     Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.
     Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security. The more the underlying fund pays, the more it will lose on the transaction, which adversely affects its share price. As there is no limit on how much the price of the security can increase, the underlying fund’s exposure is unlimited.
     Small- and Mid Capitalization Sized Companies Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
     Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. An underlying fund intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on a number of private letter rulings provided to third-parties not associated with the underlying fund (which only these parties may cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from an underlying fund’s investment in the commodity-linked notes and/or the Subsidiary might be non-qualifying income, and there is a possibility such change in position might be applied to an underlying fund retroactively, in which case an underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation. For more information, please see the “Dividends, Distributions and Tax Matters — Tax Matters — Investments in Foreign Currencies” section in the Fund’s SAI.
     Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.”

26

Effective November 29, 2010, the following information replaces in its entirety the second, third, fourth fifth and sixth paragraphs appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Invesco Moderately Conservative Allocation Fund — Objective and Strategies”:
     “The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco and ETFs advised by PowerShares Capital or other unaffiliated advisers (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund’s target allocation is to invest approximately 32% of its total assets in underlying funds that invest primarily in equity securities, approximately 54.5% of its total assets in underlying funds that invest primarily in equity securities and approximately 13.5% of its total assets in alternative asset classes and investment strategies which may include commodities.
     The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, ETFs and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.
     Approximately 16.1% of the assets that are invested will be allocated to underlying funds that invest primarily in foreign securities. Approximately 4% of the assets that are invested in alternative classes will be allocated to underlying funds that invest primarily in commodities. In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.
     The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager attempts to balance the amount of active risk contributed by each underlying fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.
     The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.
     The Fund may also invest up to 20% of its total assets in affiliated or unaffiliated ETFs. An ETF is a security that tracks and index, a commodity or a basket of assets, but trades like a stock on an exchange. ETFs experience price changes throughout the day as they are bought and sold.”
Effective November 29, 2010, the following information replaces the disclosure appearing under the heading “INVESTMENT OBJECTIVES, STRATGIES, RISKS AND PORTFOLIO HOLIDNGS — Invesco Moderately Conservative Allocation Fund — Risks — Commodity Risk” of the prospectus:
“Commodity Risk. Certain of the underlying fund’s and the Subsidiary’s investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the underlying fund and the Subsidiary to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because certain of the underlying fund’s and the Subsidiary’s performance is linked to

27

the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the underlying fund’s shares.”
Effective November 29, 2010, the following information is added underneath the last risk appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Invesco Moderately Conservative Allocation Fund — Risks”:
     “Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the underlying fund may not achieve its investment objectives and may underperform.
     Commodity-Linked Notes Risk. An underlying fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market, risk of greater volatility, that do not affect traditional equity and debt securities.
     If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an underlying fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular note in the underlying fund’s portfolio may be significantly higher than the value of the note.
     A liquid secondary market may not exist for the commodity-linked notes underlying fund buys, which may make it difficult for underlying fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, underlying fund could lose money. The value of the commodity-linked notes underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Economic leverage will increase the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable.
     An underlying fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, underlying fund must set aside liquid assets (referred to sometimes as asset segregation), or engage in other measures, while the leveraged derivatives instruments are held. The Subsidiary will comply with these asset segregation requirements to the same extent as the underlying fund itself.
     Concentration Risk. To the extent, an underlying fund invests a greater amount in any one sector or industry, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to an underlying fund if conditions adversely affect that sector or industry.
     Convertible Securities Risk The values of convertible securities in which the underlying fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the underlying fund.
     Issuer-Specific Changes Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
     Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities.

28

     Market Trading Risk. Risk is inherent in all investing. An investment in an underlying fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the underlying index of certain underlying ETFs.
     Non-Correlation Risk. An underlying fund’s return may not match the return of the underlying index of certain underlying ETFs for a number of reasons. For example, an underlying fund incurs operating expenses not applicable to the underlying index of certain underlying ETFs, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index of certain underlying ETFs. In addition, the performance of an underlying fund and the underlying index of certain underlying ETFs may vary due to asset valuation differences and differences between an underlying fund’s portfolio and the underlying index of certain underlying ETFs resulting from legal restrictions, cost or liquidity constraints.
     Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting the Fund’s yield.
     REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, an underlying fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
     Replication Management Risk. Unlike many investment companies, certain of the underlying funds are not “actively” managed. That is, an underlying fund does not utilize an investing strategy that seeks returns in excess of the underlying index of certain underlying ETFs. Therefore, it would not necessarily sell a security unless that security is removed from the underlying index of certain underlying ETFs.
     Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security. The more the underlying fund pays, the more it will lose on the transaction, which adversely affects its share price. As there is no limit on how much the price of the security can increase, the underlying fund’s exposure is unlimited.
     Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
     Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. An underlying fund intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on a number of private letter rulings provided to third-parties not associated with the underlying fund (which only these parties may cite as precedent). If, however, the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from an underlying fund’s investment in the commodity-linked notes and/or the Subsidiary might be non-qualifying income, and there is a possibility such change in position might be applied to an underlying fund retroactively, in which case an underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board may authorize a significant change in investment strategy or an underlying fund liquidation. For more information, please see the “Dividends, Distributions and Tax Matters — Tax Matters — Investments in Foreign Currencies” section in the Fund’s SAI.
     Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than

29

the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.”

30

Statutory Prospectus Supplement dated June 25, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Basic Value Fund
Invesco Conservative Allocation Fund
Invesco Global Equity Fund
Invesco Growth Allocation Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Small Cap Growth Fund

The following information replaces in its entirety the third paragraph and corresponding bullets under the heading “FUND SUMMARIES — Invesco Basic Value Fund — Principal Investment Strategies of the Fund”:
     “The portfolio managers emphasize a value style of investing seeking well-established, undervalued companies. The portfolio managers generally seek to indentify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The portfolio managers’ style presents the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.”
The following information supersedes and replaces in its entirety the portfolio manager table under the heading “FUND SUMMARIES — Invesco Basic Value Fund — Management of the Fund” of the prospectus, as supplemented May 12, 2010:

“Portfolio Managers	Title	Length of Service

Jason Leder	Portfolio Manager (lead)	2010
Devin Armstrong	Portfolio Manager	2010
Kevin Holt	Portfolio Manager	2010
Matthew Seinsheimer	Portfolio Manager	2001
James Warwick	Portfolio Manager	2010”
The following information replaces in its entirety the fourth paragraph and corresponding bullets under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS —Invesco Basic Value Fund — Objective and Strategies”:
     “The portfolio managers emphasize a value style of investing seeking well-established, undervalued companies. The portfolio managers generally seek to indentify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The portfolio managers’ style presents the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.”
The following information replaces in its entirety the first sentence of the sixth paragraph under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS —Invesco Basic Value Fund — Objective and Strategies”:
     “The portfolio managers seek to achieve capital appreciation by constructing a diversified portfolio of securities that are under valued in the opinion of the portfolio managers.”

1

The following information supersedes and replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Basic Value Fund” of the prospectus, as supplemented May 12, 2010:
•	“Jason Leder, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 1995 to 2010, he was associated with Morgan Stanley Investment Advisors Inc. and/or Van Kampen Asset Management in an investment management capacity.

•	Devin Armstrong, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2007 to 2010, he was associated with Morgan Stanley Investment Advisors Inc. and/or Van Kampen Asset Management in an investment management capacity. From 2004 to 2007, he was associated with Morgan Stanley Investment Advisors Inc. and/or Van Kampen Asset Management in a research capacity.

•	Kevin Holt, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 1999 to 2010, he was associated with Morgan Stanley Investment Advisors Inc. and/or Van Kampen Asset Management in an investment management capacity.

•	Matthew Seinsheimer, Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1998.

•	James Warwick, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, he was associated with Morgan Stanley Investment Advisors Inc. and/or Van Kampen Asset Management in an investment management capacity.”

2

Statutory Prospectus Supplement dated June 16, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Basic Value Fund
Invesco Conservative Allocation Fund
Invesco Global Equity Fund
Invesco Growth Allocation Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Small Cap Growth Fund
The following information replaces in its entirety the last paragraph under the heading “Fund Summaries — INVESCO CONSERVATIVE ALLOCATION FUND — Principal Strategies of the Fund”, under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Strategies of the Fund”, under the heading “Fund Summaries — INVESCO MODERATE ALLOCATION FUND — Principal Strategies of the Fund”, under the heading “Fund Summaries — INVESCO MODERATE GROWTH ALLOCATION FUND — Principal Strategies of the Fund” and under the heading “Fund Summaries — INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND — Principal Strategies of the Fund”:
     “The Adviser rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.”
The following information replaces in its entirety the sixth paragraph under the heading “Investment Objectives, Strategies, Risks and Portfolio Holdings — Invesco Conservative Allocation Fund — Objective and Strategies” and under the heading “Investment Objectives, Strategies, Risks and Portfolio Holdings — Invesco Moderately Conservative Allocation Fund — Objective and Strategies”:
     “The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.”
The following information replaces in its entirety the seventh paragraph under the heading “Investment Objectives, Strategies, Risks and Portfolio Holdings — Invesco Growth Allocation Fund — Objective and Strategies”, under the heading “Investment Objectives, Strategies, Risks and Portfolio Holdings — Invesco Moderate Allocation Fund — Objective and Strategies” and under the heading “Investment Objectives, Strategies, Risks and Portfolio Holdings — Invesco Moderate Growth Allocation Fund — Objective and Strategies”:
     “The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on a quarterly basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.”
The following information replaces in its entirety the first paragraph under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Strategies of the Fund” and the second paragraph under the heading “Investment Objectives, Strategies, Risks and Portfolio Holdings — Invesco Growth Allocation Fund — Objective and Strategies”:
     “The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a higher level of risk than the S&P 500® Index. The Fund’s target allocation is to invest approximately 90% of its total assets in underlying funds that invest primarily in equity securities (equity funds), and approximately 10% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds).”
The following information replaces in its entirety the first paragraph under the heading “Fund Summaries — INVESCO MODERATE ALLOCATION FUND — Principal Strategies of the Fund” and the second paragraph under the heading “Investment Objectives, Strategies, Risks and Portfolio Holdings — Invesco Moderate Allocation Fund — Objective and Strategies”:
     “The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a higher level of risk than the S&P 500® Index. The Fund’s target allocation is to invest approximately 58.5% of its total assets in underlying funds that invest primarily in equity securities (equity funds), and approximately 41.5% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds).”
The following information replaces in its entirety the first paragraph under the heading “Fund Summaries — INVESCO MODERATE GROWTH ALLOCATION FUND — Principal Strategies of the Fund” and the second paragraph under the heading “Investment Objectives, Strategies, Risks and Portfolio Holdings — Invesco Moderate Growth Allocation Fund — Objective and Strategies”:
     “The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a higher level of risk than the S&P 500® Index. The Fund’s target allocation is to invest approximately 77.5% of its total assets in underlying funds that invest primarily in equity securities (equity funds), and approximately 22.5% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds).”
The following risk will be deleted in its entirety under the heading “Fund Summaries — INVESCO CONSERVATIVE ALLOCATION FUND — Principal Risks of Investing in the Fund” as well as under the heading “Investment Objectives, Strategies, Risks and Portfolio Holdings — Invesco Conservative Allocation Fund — Risks”:
“Growth Investing Risk”
The following risk will be deleted in its entirety under the heading “Fund Summaries — INVESCO MODERATE ALLOCATION FUND — Principal Risks of Investing in the Fund” as well as under the heading “Investment Objectives, Strategies, Risks and Portfolio Holdings — Invesco Moderate Allocation Fund — Risks”:

“Industry Focus Risk”
The following risk will be deleted in its entirety under the heading “Fund Summaries — INVESCO MODERATE GROWTH ALLOCATION FUND — Principal Risks of Investing in the Fund” as well as under the heading “Investment Objectives, Strategies, Risks and Portfolio Holdings — Invesco Moderate Growth Allocation Fund — Risks”:
“Growth Investing Risk”
The following risk will be added in its entirety under the heading “Fund Summaries — INVESCO CONSERVATIVE ALLOCATION FUND — Principal Risks of Investing in the Fund — Fund of Funds Risk”:
     “High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.”
The following risk will be added in its entirety under the heading “Investment Objectives, Strategies, Risks and Portfolio Holdings — Invesco Conservative Allocation Fund — Risks — Fund of Funds Risk”:
     “High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.”
The following risk will be added in its entirety under the heading “Fund Summaries — INVESCO CONSERVATIVE ALLOCATION FUND — Principal Risks of Investing in the Fund — Market Risk”:
     “Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.”
The following risk will be added in its entirety under the heading “Investment Objectives, Strategies, Risks and Portfolio Holdings — Invesco Conservative Allocation Fund — Risks — Market Risk”:
     “Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. The following factors could reduce an underlying money market fund’s income and/or share price:
•	sharply rising or falling interest rates;

•	risks generally associated with concentrating investments in the banking and financial services industries, such as interest rate risk, credit risk and regulatory developments;

•	risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure of nationalization of deposits, and imposition of taxes or other restrictions on the payment of principal and interest; or

•	the risk that a given portfolio instrument that has been structured as to its credit quality, duration, liquidity, or other features to meet existing industry standards regarding the appropriateness of such instrument for investment by a money market fund.”
The following risk will be added in its entirety under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Risks of Investing in the Fund — Fund of Funds Risk”:

     “High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.”
The following risk will be added in its entirety under the heading “Investment Objectives, Strategies, Risks and Portfolio Holdings — Invesco Growth Allocation Fund — Risks — Fund of Funds Risk”:
     “High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.”
The following risk will be added in its entirety under the heading “Fund Summaries — INVESCO GROWTH ALLOCATION FUND — Principal Risks of Investing in the Fund — Non-Diversification Risk”:
     “Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.”
The following risk will be added in its entirety under the heading “Investment Objectives, Strategies, Risks and Portfolio Holdings — Invesco Growth Allocation Fund — Risks — Non-Diversification Risk”:
     “Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.”
The following risk will be added in its entirety under the heading “Fund Summaries — INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND — Principal Risks of Investing in the Fund — Fund of Funds Risk”:
     “High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.”
The following risk will be added in its entirety under the heading “Investment Objectives, Strategies, Risks and Portfolio Holdings — Invesco Moderately Conservative Allocation Fund — Risks — Fund of Funds Risk”:
     “High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.”

Statutory Prospectus Supplement dated May 12, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Basic Value Fund
Invesco Conservative Allocation Fund
Invesco Global Equity Fund
Invesco Growth Allocation Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco Mid Cap Core Equity Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Small Cap Growth Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARIES — Invesco Basic Value Fund — Management of the Fund”:

“Portfolio Managers	Title	Service Date

R. Canon Coleman II	Senior Portfolio Manager (Lead)	2003

Matthew Seinsheimer	Senior Portfolio Manager	2000

Michael Simon	Senior Portfolio Manager	2002”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Basic Value Fund” in the prospectus:
•	“R. Canon Coleman II, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1999.

•	Matthew Seinsheimer, Senior Portfolio Manager, who has been responsible for the Fund since 2000 and has been associated with Invesco and/or its affiliates since 1998.

•	Michael Simon, Senior Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 2001.”

Prospectus	April 30, 2010

Invesco Basic Value Fund (GTVVX)
Invesco Conservative Allocation Fund (ACNIX)
Invesco Global Equity Fund (GNDIX)
Invesco Growth Allocation Fund (AADIX)
Invesco Income Allocation Fund (ILAAX)
Invesco International Allocation Fund (INAIX)
Invesco Mid Cap Core Equity Fund (GTAVX)
Invesco Moderate Allocation Fund (AMLIX)
Invesco Moderate Growth Allocation Fund (AIMGX)
Invesco Moderately Conservative Allocation Fund (CMAIX)
Invesco Small Cap Growth Fund (GTSVX)

Institutional Classes

Invesco Basic Value Fund’s investment objective is long-term growth of capital.

Invesco Conservative Allocation Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.

Invesco Global Equity Fund’s investment objective is long-term growth of capital.

Invesco Growth Allocation Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

Invesco Income Allocation Fund’s investment objective is current income and, secondarily, growth of capital.

Invesco International Allocation Fund’s investment objective is long-term growth of capital.

Invesco Mid Cap Core Equity Fund’s investment objective is long-term growth of capital.

Invesco Moderate Allocation Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market.

Invesco Moderate Growth Allocation Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

Invesco Moderately Conservative Allocation Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.

Invesco Small Cap Growth Fund’s investment objective is long-term growth of capital.

This prospectus contains important information about the Institutional Class shares of the Funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Funds:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Invesco Small Cap Growth Fund limited public sales of its shares to certain investors as of the close of business on March 18, 2002.

Fund Summaries	1
Invesco Basic Value Fund	1
Invesco Conservative Allocation Fund	2
Invesco Global Equity Fund	5
Invesco Growth Allocation Fund	7
Invesco Income Allocation Fund	9
Invesco International Allocation Fund	12
Invesco Mid Cap Core Equity Fund	14
Invesco Moderate Allocation Fund	16
Invesco Moderate Growth Allocation Fund	18
Invesco Moderately Conservative Allocation Fund	21
Invesco Small Cap Growth Fund	23

Investment Objectives, Strategies, Risks and Portfolio Holdings	25
Invesco Basic Value Fund	25
Invesco Conservative Allocation Fund	26
Invesco Global Equity Fund	28
Invesco Growth Allocation Fund	29
Invesco Income Allocation Fund	31
Invesco International Allocation Fund	33
Invesco Mid Cap Core Equity Fund	35
Invesco Moderate Allocation Fund	36
Invesco Moderate Growth Allocation Fund	38
Invesco Moderately Conservative Allocation Fund	40
Invesco Small Cap Growth Fund	42

Fund Management	43
The Advisers	43
Adviser Compensation	44
Portfolio Managers	44

Other Information	46
Dividends and Distributions	46

Benchmark Descriptions	47

Financial Highlights	49

Hypothetical Investment and Expense Information	54

Shareholder Account Information	A-1
Suitability for Investors	A-1
Purchasing Shares	A-1
Redeeming Shares	A-2
Exchanging Shares	A-2
Rights Reserved by the Funds	A-3
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-3
Pricing of Shares	A-4
Taxes	A-5
Payments to Financial Intermediaries	A-6
Important Notice Regarding Delivery of Security Holder Documents	A-6

Obtaining Additional Information	Back Cover

        Invesco Growth Series

Fund Summaries

INVESCO BASIC VALUE FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.65%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.14

Total Annual Fund Operating Expenses	0.79

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$81	$252	$439	$978

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The portfolio management team seeks to construct a portfolio of issuers that have the potential for capital growth. The Fund invests primarily in equity securities.

The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

■	Buy businesses trading at a significant discount to portfolio managers’ estimate of intrinsic value.
■	Emphasize quality businesses with potential to grow intrinsic value over time.

The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, a security is trading near or above the portfolio managers’ estimate of intrinsic value or if there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified, but typically concentrated portfolio that offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macro economic forecasts or specific industry exposure.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

1        Invesco Growth Series

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 5.05%
Best Quarter (ended June 30, 2009): 30.46%
Worst Quarter (ended December 31, 2008): (30.50)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class: Inception (03/15/02)
Return Before Taxes	52.58%	(2.04)%	0.04%
Return After Taxes on Distributions	52.09	(3.11)	(0.66)
Return After Taxes on Distributions and Sale of Fund Shares	34.82	(1.68)	0.07

S&P 500® Index: Inception (02/28/02)	26.47	0.42	2.07

Russell 1000® Value Index: Inception (02/28/02)	19.69	(0.25)	3.11

Lipper Large-Cap Value Funds Index: Inception (02/28/02)	24.96	0.28	2.31

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Bret Stanley	Senior Portfolio Manager (lead)	1998

Matthew Seinsheimer	Senior Portfolio Manager	2000

Michael Simon	Senior Portfolio Manager	2002

R. Canon Coleman II	Portfolio Manager	2003

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO CONSERVATIVE ALLOCATION FUND

Investment Objective
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.23%

Acquired Fund Fees and Expenses	0.60

Total Annual Fund Operating Expenses[1]	0.83

1	The Adviser has contractually agreed, through at least April 30, 2011 to waive the advisory fee and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) to 0.23% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

2        Invesco Growth Series

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$85	$265	$460	$1,025

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a lower level of risk than the S&P 500® Index. The Fund’s target allocation is to invest 65% of its total assets in underlying funds that invest primarily in fixed-income securities, 25% of its total assets in underlying funds that invest primarily in equity securities and 10% in cash or cash equivalents. The Fund may invest its cash allocation in cash equivalents including shares of affiliated money market funds and U.S. Government securities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds (ETF) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities resulting in a lower return and increased tax liability.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Fund or the Subsidiary may invest in commodity-linked derivative instruments, exchange-traded notes (ETNs) and exchange-traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

3        Invesco Growth Series

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Securities may be prepaid at a price less than the original purchase value.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting the Fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 2.29%
Best Quarter (ended June 30, 2009): 6.85%
Worst Quarter (ended December 31, 2008): (7.36)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class: Inception (04/30/04)
Return Before Taxes	12.57%	2.23%	2.73%
Return After Taxes on Distributions	11.25	0.86	1.44
Return After Taxes on Distributions and Sale of Fund Shares	8.22	1.20	1.67

S&P 500® Index	26.47	0.42	2.20

Custom Conservative Allocation Index	13.04	4.04	4.70

Lipper Mixed-Asset Target Allocation Conservative Funds Index	20.04	3.75	4.15

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

4        Invesco Growth Series

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO GLOBAL EQUITY FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.80%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.06

Total Annual Fund Operating Expenses	0.86

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$88	$274	$477	$1,061

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of domestic and foreign issuers.

Effective July 31, 2010, the immediately preceding sentence is replaced by the following sentence:

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities.

In complying with the 80% investment requirement, the Fund may also invest in the following investments with economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds (ETF) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging the Fund’s portfolio.

The Fund invests, under normal circumstances, in issuers located in at least three different countries, including the U.S.

The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.

The portfolio managers use quantitative, research based models to select potential investment securities. They then use proprietary and non-proprietary models to forecast risks and transaction costs. This information is used to structure the Fund’s portfolio. When building the portfolio, the portfolio managers consider the securities of the MSCI World Index as well as securities that are not included in the MSCI World Index. They then apply a quantitative stock selection model to the securities to create a return/risk forecast prior to constructing the portfolio.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced

5        Invesco Growth Series

index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 4.09%
Best Quarter (ended June 30, 2009): 20.40%
Worst Quarter (ended December 31, 2008): (24.01)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	10
	Year	Years	Years

Institutional Class[1]: Inception (04/30/04)
Return Before Taxes	28.47%	0.08%	1.55%
Return After Taxes on Distributions	27.97	(1.85)	0.10
Return After Taxes on Distributions and Sale of Fund Shares	19.18	(0.30)	0.87

MSCI World IndexSM	29.99	2.01	(0.24)

Lipper Global Multi-Cap Core Funds Index	31.03	3.43	2.60

1	Institutional Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is September 15, 1997.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Asset Management Deutschland GmbH

Portfolio Managers	Title	Service Date

Karl Georg Bayer	Portfolio Manager	2010

Uwe Draeger	Portfolio Manager	2008

Michael Fraikin	Portfolio Manager	2008

Jens Langewand	Portfolio Manager	2010

Alexander Uhlmann	Portfolio Manager	2008

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

6        Invesco Growth Series

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO GROWTH ALLOCATION FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.16%

Acquired Fund Fees and Expenses	0.82

Total Annual Fund Operating Expenses[1]	0.98

1	The Adviser has contractually agreed, through at least April 30, 2011 to waive the advisory fee and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) to 0.21% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$100	$312	$542	$1,201

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a higher level of risk than the S&P 500® Index. The Fund’s target allocation is to invest approximately 95% of its total assets in underlying funds that invest primarily in equity securities (equity funds), and approximately 5% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds).

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds (ETF) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 25% of the assets that are invested in equity funds will be allocated to equity funds that invest primarily in foreign securities.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities resulting in a lower return and increased tax liability.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Fund or the Subsidiary may invest in commodity-linked derivative instruments, exchange-traded notes (ETNs) and exchange-traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested

7        Invesco Growth Series

or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Independent Management of Sector Risk. Underlying funds may invest in different, independently-managed sectors. Accordingly, poor performance of an investment in one sector may have a significant effect on an underlying fund’s net asset value. Additionally, active rebalancing of an underlying fund’s investments among the sectors may result in increased transaction costs. Independent management of sectors may also result in adverse tax consequences when one or more of an underlying fund’s portfolio managers effect transactions in the same security at or about the same time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Sector Fund Risk. Certain of the underlying fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the underlying fund more volatile.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 3.37%
Best Quarter (ended June 30, 2009): 19.58%
Worst Quarter (ended December 31, 2008): (23.30)%

8        Invesco Growth Series

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class: Inception (04/30/04)
Return Before Taxes	31.59%	1.86%	3.93%
Return After Taxes on Distributions	31.18	1.19	3.29
Return After Taxes on Distributions and Sale of Fund Shares	21.05	1.52	3.30

S&P 500® Index	26.47	0.42	2.20

Custom Growth Allocation Index	28.54	1.88	4.07

Lipper Multi-Cap Core Funds Index	35.30	1.41	3.24

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO INCOME ALLOCATION FUND

Investment Objective
The Fund’s investment objective is current income and, secondarily, growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.39%

Acquired Fund Fees and Expenses	0.62

Total Annual Fund Operating Expenses	1.01

Fee Waiver and/or Expense Reimbursement[1]	0.35

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.66

1	The Adviser has contractually agreed, through at least April 30, 2011 to waive the advisory fee and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) to 0.03% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$67	$287	$524	$1,204

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable

9        Invesco Growth Series

account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The Fund invests its assets in a selection of underlying funds which invest primarily in international or domestic equities, fixed-income securities or real estate investment trusts. The Fund’s target allocation is to invest 65% of its total assets in underlying funds that invest primarily in fixed-income securities and 35% of its total assets in underlying funds that invest primarily in equity securities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds (ETF) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities resulting in a lower return and increased tax liability.

Credit Risk. The issuer of instruments in which the underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Liquidity Risk. An underlying fund may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Securities may be prepaid at a price less than the original purchase value.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single

10        Invesco Growth Series

issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting the Fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

Sector Fund Risk. Certain of the underlying fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the underlying fund more volatile.

Short Sales Risk. Short sales may cause an underlying fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Utilities Sector Risk. The following factors may affect an underlying fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 3.24%
Best Quarter (ended June 30, 2009): 11.04%
Worst Quarter (ended December 31, 2008): (11.01)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Institutional Class: Inception (10/31/05)
Return Before Taxes	20.95%	3.80%
Return After Taxes on Distributions	18.97	1.96
Return After Taxes on Distributions and Sale of Fund Shares	13.65	2.30

S&P 500® Index	26.47	0.25

Custom Income Allocation Index	16.32	4.44

Lipper Mixed-Asset Target Allocation Conservative Funds Index	20.04	4.11

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Gary Wendler	Director	2005

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask

11        Invesco Growth Series

your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO INTERNATIONAL ALLOCATION FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.23%

Acquired Fund Fees and Expenses	0.90

Total Annual Fund Operating Expenses	1.13

Fee Waiver and/or Expense Reimbursement[1]	0.05

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.08

1	The Adviser has contractually agreed, through at least April 30, 2011 to waive the advisory fee and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) to 0.18% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$110	$354	$617	$1,370

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund invests its assets in a selection of underlying funds that invest primarily in global or international securities. The underlying funds may invest a portion of their assets in securities of domestic issuers. The Fund’s target allocation is to invest 100% of its total assets in underlying funds that invest primarily in equity securities. A portion of the underlying fund’s assets may be invested in fixed-income securities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds (ETF) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities resulting in a lower return and increased tax liability.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund

12        Invesco Growth Series

invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 2.06%
Best Quarter (ended June 30, 2009): 26.07%
Worst Quarter (ended December 31, 2008): (23.26)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Institutional Class: Inception (10/31/05)
Return Before Taxes	38.90%	3.92%
Return After Taxes on Distributions	38.34	2.90
Return After Taxes on Distributions and Sale of Fund Shares	26.01	3.16

MSCI EAFE® Index	31.78	2.84

Lipper International Multi-Cap Core Funds Index	33.71	3.91

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Gary Wendler	Director	2005

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

13        Invesco Growth Series

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO MID CAP CORE EQUITY FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.69%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.14

Acquired Fund Fees and Expenses	0.03

Total Annual Fund Operating Expenses	0.86

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$88	$274	$477	$1,061

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. In complying with the 80% investment requirement, the Fund may also invest in the following investments with economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds (ETF) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging the Fund’s portfolio.

The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations.

The Fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2009, the capitalization of companies in the Russell Midcap ® Index range from $262 million to $15.5 billion.

The Fund may invest up to 25% of its total assets in foreign securities.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. The portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

14        Invesco Growth Series

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 5.01%
Best Quarter (ended June 30, 2009): 17.03%
Worst Quarter (ended December 31, 2008): (21.34)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class: Inception (03/15/02)
Return Before Taxes	30.84%	4.83%	6.02%
Return After Taxes on Distributions	30.78	3.15	4.77
Return After Taxes on Distributions and Sale of Fund Shares	20.13	3.96	5.07

S&P 500® Index Inception (02/28/02)	26.47	0.42	2.07

Russell Midcap® Index: Inception (02/28/02)	40.48	2.43	6.34

Lipper Mid-Cap Core Funds Index: Inception (02/28/02)	39.34	2.49	5.46

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Ronald Sloan	Senior Portfolio Manager (lead)	1998

Doug Asiello	Portfolio Manager	2007

Brian Nelson	Portfolio Manager	2007

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares

15        Invesco Growth Series

and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO MODERATE ALLOCATION FUND

Investment Objective
The Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.19%

Acquired Fund Fees and Expenses	0.72

Total Annual Fund Operating Expenses	0.91

Fee Waiver and/or Expense Reimbursement[1]	0.06

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.85

1	The Adviser has contractually agreed, through at least April 30, 2011 to waive the advisory fee and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) to 0.12% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$87	$284	$498	$1,114

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a moderate level of risk relative to the S&P 500® Index. The Fund’s target allocation is to invest 60% of its total assets in underlying funds that invest primarily in equity securities (equity funds) and 40% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds).

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds (ETF) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Up to 20% of the assets that are invested in equity funds will be allocated to equity funds that invest primarily in foreign securities.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities resulting in a lower return and increased tax liability.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Fund or the Subsidiary may invest in commodity-linked derivative instruments, exchange-traded notes (ETNs) and exchange-traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to

16        Invesco Growth Series

counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Securities may be prepaid at a price less than the original purchase value.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 3.42%
Best Quarter (ended June 30, 2009): 14.40%
Worst Quarter (ended December 31, 2008): (16.74)%

17        Invesco Growth Series

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class: Inception (04/30/04)
Return Before Taxes	27.21%	2.65%	4.09%
Return After Taxes on Distributions	25.72	1.40	2.92
Return After Taxes on Distributions and Sale of Fund Shares	17.85	1.76	3.03

S&P 500® Index	26.47	0.42	2.20

Custom Moderate Allocation Index	21.46	3.29	4.66

Lipper Mixed-Asset Target Allocation Moderate Funds Index	24.65	2.33	3.58

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO MODERATE GROWTH ALLOCATION FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.21%

Acquired Fund Fees and Expenses	0.75

Total Annual Fund Operating Expenses	0.96

Fee Waiver and/or Expense Reimbursement[1]	0.08

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.88

1	The Adviser has contractually agreed, through at least April 30, 2011 to waive the advisory fee and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) to 0.12% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$90	$298	$523	$1,171

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable

18        Invesco Growth Series

account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a higher level of risk than the S&P 500® Index. The Fund’s target allocation is to invest 80% of its total assets in underlying funds that invest primarily in equity securities (equity funds) and 20% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds).

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds (ETF) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 22% of the assets that are invested in equity funds will be allocated to equity funds that invest primarily in foreign securities.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities resulting in a lower return and increased tax liability.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Fund or the Subsidiary may invest in commodity-linked derivative instruments, exchange-traded notes (ETNs) and exchange-traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

19        Invesco Growth Series

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Securities may be prepaid at a price less than the original purchase value.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 3.64%
Best Quarter (ended June 30, 2009): 18.06%
Worst Quarter (ended December 31, 2008): (20.78)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Institutional Class: Inception (04/29/05)
Return Before Taxes	30.85%	3.44%
Return After Taxes on Distributions	29.32	2.61
Return After Taxes on Distributions and Sale of Fund Shares	20.41	2.67

S&P 500® Index: Inception (04/30/05)	26.47	1.33

Custom Moderate Growth Allocation Index: Inception (04/30/05)	25.54	3.35

Lipper Mixed-Asset Target Allocation Growth Funds Index: Inception (04/30/05)	26.23	3.33

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

20        Invesco Growth Series

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO MODERATELY CONSERVATIVE ALLOCATION FUND

Investment Objective
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.32%

Acquired Fund Fees and Expenses	0.67

Total Annual Fund Operating Expenses	0.99

Fee Waiver and/or Expense Reimbursement[1]	0.18

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81

1	The Adviser has contractually agreed, through at least April 30, 2011 to waive the advisory fee and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) to 0.14% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$83	$297	$530	$1,197

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a lower level of risk than the S&P 500® Index. The Fund’s target allocation is to invest 60% of its total assets in underlying funds that invest primarily in fixed-income securities and 40% of its total assets in underlying funds that invest primarily in equity securities. The Fund may invest its cash allocation directly in cash equivalents and U.S. government securities rather than a money market fund.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds (ETF) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation; and (3) the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser rebalances the Fund’s investments in the underlying funds on an annual basis to keep them within their target weightings and has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities resulting in a lower return and increased tax liability.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Fund or the Subsidiary may invest in commodity-linked derivative instruments, exchange-traded notes (ETNs) and exchange-traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of instruments in which the underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

21        Invesco Growth Series

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Securities may be prepaid at a price less than the original purchase value.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 2.88%
Best Quarter (ended September 30 ,2009): 9.49%
Worst Quarter (ended December 31, 2008): (10.02)%

22        Invesco Growth Series

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Institutional Class: Inception (04/29/05)
Return Before Taxes	17.48%	3.04%
Return After Taxes on Distributions	15.60	1.70
Return After Taxes on Distributions and Sale of Fund Shares	11.46	1.92

S&P 500® Index: Inception (04/30/05)	26.47	1.33

Custom Moderately Conservative Allocation Index: Inception (04/30/05)	17.12	4.39

Lipper Mixed-Asset Target Allocation Conservative Funds Index: Inception (04/30/05)	20.04	4.40

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO SMALL CAP GROWTH FUND

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.71%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.14

Total Annual Fund Operating Expenses	0.85

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$87	$271	$471	$1,049

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of small-capitalization issuers. In complying with the 80% investment requirement, the Fund may also invest in the following investments with economic

23        Invesco Growth Series

characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds (ETF) and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging the Fund’s portfolio. The Fund invests primarily in equity securities.

The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2009, the capitalization of companies in the Russell 2000® Index range from $20 million to $5.5 billion.

The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that diversifies the Fund based on the industry group diversification of the Russell 2000® Growth Index and generally maintains a maximum deviation from index industry groups of 350 basis points. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis focused on identifying high quality, fundamentally sound issuers operating in an attractive industry; attractively valued securities given their growth potential over a one- to two-year horizon; and the “timeliness” of a purchase, respectively. The timeliness analysis includes a review of relative price strength, trading volume characteristics and trend analysis to look for signs of deterioration. If a stock shows signs of deterioration, it is generally not considered it as a candidate for the portfolio.

The portfolio managers consider selling a security if a change in industry or issuer fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETFs shares to its net asset value; (2) failure to develop an active trading market for the ETFs shares; (3) the listing exchange halting trading of the ETFs shares; (4) failure of the ETFs shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The Fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives of the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Institutional Class Shares year-to-date (ended March 31, 2010): 6.55%
Best Quarter (ended June 30, 2003): 20.94%
Worst Quarter (ended December 31, 2008): (26.62)%

24        Invesco Growth Series

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	5	Since
	Year	Years	Inception

Institutional Class: Inception (03/15/02)
Return Before Taxes	35.16%	3.04%	3.56%
Return After Taxes on Distributions	35.16	2.12	2.96
Return After Taxes on Distributions and Sale of Fund Shares	22.85	2.63	3.09

S&P 500® Index: Inception (02/28/02)	26.47	0.42	2.07

Russell 2000® Growth Index: Inception (02/28/02)	34.47	0.87	4.11

Lipper Small-Cap Growth Funds Index: Inception (02/28/02)	38.03	0.25	3.31

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Juliet Ellis	Senior Portfolio Manager (lead)	2004

Juan Hartsfield	Portfolio Manager	2004

Clay Manley	Portfolio Manager	2008

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objectives, Strategies, Risks and Portfolio Holdings

Invesco Basic Value Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The portfolio management team seeks to construct a portfolio of issuers that have the potential for capital growth. The Fund invests primarily in equity securities.

The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting securities, the portfolio managers emphasize the following characteristics, although not all investments will have these attributes:

■	Buy businesses trading at a significant discount to portfolio managers’ estimate of intrinsic value. An issuer’s market price must generally offer 50% appreciation potential to estimated intrinsic value over a 2 to 3 year time period. They believe intrinsic value represents the fair economic worth of the business and a value that an informed buyer would pay to acquire the entire issuer for cash.
■	Emphasize quality businesses with potential to grow intrinsic value over time. The portfolio managers primarily seek established issuers which they believe have solid growth prospects, the ability to earn an attractive return on invested capital and a management team that exhibits intelligent capital allocation skills.

The portfolio managers will consider selling a security if a more attractive investment opportunity is identified, a security is trading near or above the portfolio managers’ estimate of intrinsic value or there is a permanent, fundamental deterioration in business prospects that results in inadequate upside potential to estimated intrinsic value.

The portfolio managers seek to achieve strong long-term performance by constructing a diversified, but typically focused portfolio that offers value content greater than the broad market, as measured by the portfolio’s aggregate discount to the portfolio managers’ estimated intrinsic value of the portfolio. The investment process is fundamental in nature and focused on individual issuers as opposed to macro economic forecasts or specific industry exposure. The portfolio construction process is intended to preserve and grow the estimated intrinsic value of the Fund’s portfolio rather than mirror the composition or sector weights of any benchmark.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Foreign Securities Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The

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value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Limited Number of Holdings Risk. Because a large percentage of the Fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Invesco Conservative Allocation Fund

Objective and Strategies
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a lower level of risk than the S&P 500® Index. The Fund’s target allocation is to invest 65% of its total assets in underlying funds that invest primarily in fixed-income securities, 25% of its total assets in underlying funds that invest primarily in equity securities and 10% in cash or cash equivalents. The Fund may invest its cash allocation in cash equivalents including shares of affiliated money market funds and U.S. Government securities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on an annual basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

Risks
The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Fund or the Subsidiary may invest in commodity-linked derivative instruments, exchange-traded notes (ETNs) and exchange-traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange-traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well

26        Invesco Growth Series

as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. In addition, the use of certain derivatives may cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale may be restricted pending a decision whether the underlying fund is obligated to repurchase mortgage-related securities.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the advisor’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Limited Number of Holdings Risk. Because a large percentage of an underlying fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value,

27        Invesco Growth Series

interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting the Fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement. As a result, an underlying fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced Risk Allocation Fund.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Invesco Global Equity Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of domestic and foreign issuers.

Effective July 31, 2010, the immediately preceding sentence is replaced by the following sentence:

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities.

In complying with the 80% investment requirement, the Fund may also invest in the following investments with economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging the Fund’s portfolio.

The Fund invests, under normal circumstances, in issuers located in at least three different countries, including the U.S.

The Fund emphasizes investment in issuers in the U.S. and in the developed countries of Western Europe and in the Pacific Basin. The Fund may also invest up to 20% of its total assets in issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund uses the MSCI World Index as a guide in structuring the portfolio and selecting its investments, but will invest in both benchmark and non-benchmark securities.

The Fund seeks to outperform the MSCI World Index by quantitatively evaluating fundamental and behavioral factors to forecast individual security returns and will apply proprietary and non-proprietary risk and transaction cost models to forecast individual security risk and transaction costs. The portfolio managers incorporate these individual security forecasts, using a proprietary program, to construct the optimal portfolio holdings and further manage risks.

The portfolio managers focus on securities they believe have favorable prospects for above average growth while keeping a low deviation between the return of the MSCI World Index and the return of the portfolio.

The portfolio managers will attempt to overweight securities with positive characteristics identified in the evaluation process and underweight securities with negative characteristics. The security and portfolio evaluation process is repeated periodically.

The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or

28        Invesco Growth Series

companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Invesco Growth Allocation Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a higher level of risk than the S&P 500® Index. The Fund’s target allocation is to invest approximately 95% of its total assets in underlying funds that invest primarily in equity securities (equity funds), and approximately 5% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds).

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 25% of the assets that are invested in equity funds will be allocated to equity funds that invest primarily in foreign securities.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on an annual basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

Risks
The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Fund or the Subsidiary may invest in commodity-linked derivative instruments, exchange-traded notes (ETNs) and exchange-traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange-traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly

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the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. In addition, the use of certain derivatives may cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the advisor’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Independent Management of Sector Risk. Underlying funds may invest in different, independently-managed sectors. Accordingly, poor performance of an investment in one sector may have a significant effect on an underlying fund’s net asset value. Additionally, active rebalancing of an underlying fund’s investments among the sectors may result in increased transaction costs. Independent management of sectors may also result in adverse tax consequences when one or more of an underlying fund’s portfolio managers effect transactions in the same security at or about the same time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

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Limited Number of Holdings Risk. Because a large percentage of an underlying fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Sector Fund Risk. Certain of the underlying fund’s investments may be concentrated in a comparatively narrow segment of the economy. This means that an underlying fund’s investment concentration in the sector is higher than most mutual funds and the broad securities market. Consequently, an underlying fund may tend to be more volatile than other mutual funds, and consequently the value of an investment in the Fund may tend to rise and fall more rapidly.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced Risk Allocation Fund.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Value Investing Risk. Value stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks and may never realize their full value. Value stocks tend to be currently out-of-favor with many investors.

Invesco Income Allocation Fund

Objective and Strategies
The Fund’s investment objective is current income and, secondarily, growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The Fund invests its assets in a selection of underlying funds which invest primarily in international or domestic equities, fixed-income securities or real estate investment trusts. The Fund’s target allocation is to invest 65% of its total assets in underlying funds that invest primarily in fixed-income securities and 35% of its total assets in underlying funds that invest primarily in equity securities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on an annual basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

Risks
The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce

31        Invesco Growth Series

exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. In addition, the use of certain derivatives may cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale may be restricted pending a decision whether the underlying fund is obligated to repurchase mortgage-related securities.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the advisor’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Limited Number of Holdings Risk. Because a large percentage of an underlying fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

Liquidity Risk. A security is considered to be illiquid if an underlying fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not

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traded in any public market or is otherwise restricted from trading. An underlying fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit an underlying fund’s potential gains. Prepayments may require the underlying fund to replace the loan or debt security with a lower yielding security, adversely affecting the Fund’s yield.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price, or that the other party may default on its obligation, causing the underlying fund to be delayed or prevented from completing the transaction. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the underlying fund’s repurchase obligation.

Sector Fund Risk. Certain of the underlying fund’s investments may be concentrated in a comparatively narrow segment of the economy. This means that an underlying fund’s investment concentration in the sector is higher than most mutual funds and the broad securities market. Consequently, an underlying fund may tend to be more volatile than other mutual funds, and consequently the value of an investment in the Fund may tend to rise and fall more rapidly.

Short Sales Risk. If an underlying fund sells short a security that it does not own and the security increases in value, the underlying fund will pay a higher price to repurchase the security. The more the underlying fund pays, the more it will lose on the transaction, which adversely affects its share price. As there is no limit on how much the price of the security can increase, the underlying fund’s exposure is unlimited.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Utilities Sector Risk. Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of an underlying fund’s holdings. Deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable.

Invesco International Allocation Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares Capital) (the underlying funds). Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund invests its assets in a selection of underlying funds that invest primarily in global or international securities. The underlying funds may invest a portion of their assets in securities of domestic issuers. The Fund’s target allocation is to invest 100% of its total assets in underlying funds that invest primarily in equity securities. A portion of the underlying fund’s assets may be invested in fixed-income securities.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on an annual basis to keep them within their target weightings. However, the Adviser

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has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

Risks
The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. In addition, the use of certain derivatives may cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the advisor’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Initial Public Offerings (IPO) Risk. The prices of IPO securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable IPO investment opportunities.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There

34        Invesco Growth Series

can be no assurance that an underlying fund’s leverage strategy will be successful.

Limited Number of Holdings Risk. Because a large percentage of an underlying fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Invesco Mid Cap Core Equity Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. In complying with the 80% investment requirement, the Fund may also invest in the following investments with economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging the Fund’s portfolio.

The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations.

The Fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2009, the capitalization of companies in the Russell Midcap ® Index range from $262 million to $15.5 billion. The Russell Midcap ® Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000® Index. The Russell 1000® Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000® Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap ® Index are considered representative of medium-sized companies.

The Fund may invest up to 25% of its total assets in foreign securities.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and ROIC. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential ROIC which is a key indicator of business quality and caliber of management. Business analysis allows the team to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

The Fund employs a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund generally invests a substantial amount of its assets in cash and cash equivalents. As a result, the Fund may not achieve its investment objective.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise

35        Invesco Growth Series

as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Invesco Moderate Allocation Fund

Objective and Strategies
The Fund’s investment objective is total return consistent with a moderate level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a moderate level of risk relative to the S&P 500® Index. The Fund’s target allocation is to invest 60% of its total assets in underlying funds that invest primarily in equity securities (equity funds) and 40% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds).

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Up to 20% of the assets that are invested in equity funds will be allocated to equity funds that invest primarily in foreign securities.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on an annual basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

Risks
The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Fund or the Subsidiary may invest in commodity-linked derivative instruments, exchange-traded notes (ETNs) and exchange-traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange-traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

36        Invesco Growth Series

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. In addition, the use of certain derivatives may cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale may be restricted pending a decision whether the underlying fund is obligated to repurchase mortgage-related securities.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the advisor’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Limited Number of Holdings Risk. Because a large percentage of an underlying fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

37        Invesco Growth Series

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced Risk Allocation Fund.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Invesco Moderate Growth Allocation Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a higher level of risk than the S&P 500® Index. The Fund’s target allocation is to invest 80% of its total assets in underlying funds that invest primarily in equity securities (equity funds) and 20% of its total assets in underlying funds that invest primarily in fixed-income securities (fixed-income funds).

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

Approximately 22% of the assets that are invested in equity funds will be allocated to equity funds that invest primarily in foreign securities.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on an annual basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

Risks
The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Fund or the Subsidiary may invest in commodity-linked derivative instruments, exchange-traded notes (ETNs) and exchange-traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange-traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market

38        Invesco Growth Series

exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. In addition, the use of certain derivatives may cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale may be restricted pending a decision whether the underlying fund is obligated to repurchase mortgage-related securities.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the advisor’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling

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interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Limited Number of Holdings Risk. Because a large percentage of an underlying fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced Risk Allocation Fund.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Invesco Moderately Conservative Allocation Fund

Objective and Strategies
The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund is a “fund of funds,” and invests its assets in other underlying mutual funds advised by Invesco Advisers, Inc. (Invesco and/or the Adviser). The portfolio of investments typically has a lower level of risk than the S&P 500® Index. The Fund’s target allocation is to invest 60% of its total assets in underlying funds that invest primarily in fixed-income securities and 40% of its total assets in underlying funds that invest primarily in equity securities. The Fund may invest its cash allocation directly in cash equivalents and U.S. government securities rather than a money market fund.

The underlying funds may also invest in investments with economic characteristics similar to an underlying fund’s direct investments, including derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging an underlying fund’s portfolio.

In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

The Adviser uses a three-step process to create the Fund’s portfolio. The first step is a strategic asset allocation by the Adviser among broad asset classes. The second step involves the actual selection by the Adviser of underlying funds to represent the broad asset classes and the determination by the Adviser of target weightings in these underlying funds; in the case where there are multiple funds in a broad asset class, the manager balances the amount of active risk contributed by each Fund in order to determine the allocation. The third step is the ongoing monitoring of a Fund’s asset class allocations, underlying funds and target weightings.

The Adviser monitors the selection of underlying funds to ensure that they continue to conform to the Fund’s asset class allocations and rebalances the Fund’s investments in the underlying funds on an annual basis to keep them within their target weightings. However, the Adviser has the ability to rebalance on a more frequent basis if it believes it is appropriate to do so. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. A list of the underlying funds and their target weightings is located in the Fund’s SAI.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

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Risks
The principal risks of investing in the Fund and the underlying funds are:

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Fund or the Subsidiary may invest in commodity-linked derivative instruments, exchange-traded notes (ETNs) and exchange-traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange-traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. In addition, the use of certain derivatives may cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the underlying fund may decline below the price of the mortgage-related securities sold by the underlying fund that it is obligated to repurchase. Also, in the event the buyer of mortgage-related files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale may be restricted pending a decision whether the underlying fund is obligated to repurchase mortgage-related securities.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the advisor’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of

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the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, an underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Limited Number of Holdings Risk. Because a large percentage of an underlying fund’s assets may be invested in a limited number of securities, a change in the value of these securities could significantly affect the value of your investment in the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. Certain of the underlying funds may invest in mortgage and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing the fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price, or that the other party may default on its obligation, causing the underlying fund to be delayed or prevented from completing the transaction. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the underlying fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the underlying fund’s repurchase obligation.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced Risk Allocation Fund.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Invesco Small Cap Growth Fund

Objective and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of small-capitalization issuers. In complying with the 80% investment requirement, the Fund may also invest in the following investments with economic characteristics similar to the Fund’s direct investments: derivatives, exchange-traded funds and American Depositary Receipts. These derivatives and other investments may have the effect of leveraging the Fund’s portfolio. The Fund invests primarily in equity securities.

The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2009, the capitalization of companies in the Russell 2000® Index range from $20 million to $5.5 billion. The Russell 2000® Index is a widely recognized, unmanaged index of equity securities that measures the performance of the 2,000 smallest issuers in the Russell 3000® Index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. issuers based on total market capitalization.

The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the Fund with the Russell 2000® Growth Index which the portfolio managers believe represents the small

42        Invesco Growth Series

cap growth asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

■	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry.
■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon.
■	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio.

The portfolio managers consider selling a security if a change in industry or issuer fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

The Fund may, from time to time, take temporary defensive positions in cash and other securities that are less risky and inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Exchange-Traded Funds Risk. An investment by an underlying fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, ETFs may be subject to the following risks that do not apply to Invesco mutual funds: (1) the market price of ETFs shares may trade above or below their net asset value; (2) an active trading market for the ETFs shares may not develop or be maintained; (3) trading ETFs shares may be halted if the listing exchange’s officials deem such action appropriate; (4) ETFs may not be actively managed and may not accurately track the performance of the reference index; (5) ETFs would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track; and (6) the value of an investment in ETFs will decline more or less in correlation with any decline in the value of the index they seek to track. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risk. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI, which is available at www.invesco.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Invesco Asset Management Deutschland GmbH, (the Sub-Adviser or Invesco Deutschland) serves as Invesco Global Equity Fund’s investment sub-adviser. Invesco Deutschland, an affiliate of the Adviser, is located at An der Welle 5, 1st Floor, Frankfurt, Germany 60322. The Sub-Adviser is responsible for the Fund’s day-to-day management, including the Fund’s

43        Invesco Growth Series

investment decisions and the execution of securities transactions with respect to the Fund.

Invesco Floating Rate Fund, one of the underlying funds for Invesco Conservative Allocation Fund, Invesco Income Allocation Fund, Invesco Moderate Allocation Fund and Invesco Moderately Conservative Allocation Fund, along with numerous unrelated funds and financial institutions, has been named as a defendant in a private civil lawsuit filed in the United States Bankruptcy Court, Southern District of New York. (Adelphia Communications Corp. and its Affiliate Debtors in Possession and Official Committee of Unsecured Creditors of Adelphia v. Bank of America, individually and as Agent for various Banks Party to Credit Agreements, et al., Case No. 02-41729). This lawsuit seeks avoidance of certain loans of Adelphia Communications Corp. (Adelphia) and alleges that the purchasers of Adelphia’s bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. The amount sought to be recovered from the Fund in the Adelphia lawsuit is not specified in such lawsuit. On June 17, 2008, the Court granted defendants’ Motion to Dismiss and dismissed all claims against the Fund. On July 17, 2008, the defendants filed a Motion to make the Dismissal a Final Judgment, which the court granted. Adelphia appealed the ruling, and the appeal is pending.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Aim Advisers, Inc., Invesco Distributors, Inc. (Invesco Distributors), formerly Invesco Aim Distributors, Inc., (the distributor of the Invesco Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco, Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2009, the Adviser received compensation of 0.65% of Invesco Basic Value Fund’s average daily net assets.

The Adviser does not receive a management fee from Invesco Conservative Allocation Fund.

During the fiscal year ended December 31, 2009, the Adviser received compensation of 0.80% of Invesco Global Equity Fund’s average daily net assets.

The Adviser does not receive a management fee from Invesco Growth Allocation Fund.

The Adviser does not receive a management fee from Invesco Income Allocation Fund.

The Adviser does not receive a management fee from Invesco International Allocation Fund.

During the fiscal year ended December 31, 2009, the Adviser received compensation of 0.67% of Invesco Mid Cap Core Equity Fund’s average daily net assets after fee waivers and/or expense reimbursements.

The Adviser does not receive a management fee from Invesco Moderate Allocation Fund.

The Adviser does not receive a management fee from Invesco Moderate Growth Allocation Fund.

The Adviser does not receive a management fee from Invesco Moderately Conservative Allocation Fund.

During the fiscal year ended December 31, 2009, the Adviser received compensation of 0.71% of Invesco Small Cap Growth Fund’s average daily net assets.

Invesco, not the Fund, pays sub-advisory fees, if any.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of each Fund is available in each Fund’s most recent report to shareholders for the six-month period ended June 30.

Portfolio Managers

The portfolio managers for Invesco Basic Value Fund, Invesco Global Equity Fund, Invesco Mid Cap Core Equity Fund and Invesco Small Cap Growth Fund are jointly and primarily responsible for the day-to-day management of each respective Fund’s portfolio.

Investment decisions for Invesco Global Equity Fund are made by the investment management team at Invesco Deutschland.

The portfolio managers for Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund, Invesco Moderate Growth Allocation Fund and Invesco Moderately Conservative Allocation Fund are jointly and primarily responsible for determining the asset class allocation, underlying fund selections and target weightings for the respective Funds.

Invesco Income Allocation Fund and Invesco International Allocation Fund are not actively managed, however, Gary Wendler, Director of Product Line Strategy and Investment Services for an affiliate for the Adviser, assisted by a group of research professionals, determines the asset class allocation, underlying fund selections and target weightings for the Funds.

Invesco Basic Value Fund

■	Bret Stanley, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 1998 and has been associated with Invesco and/or its affiliates since 1998.

■	Matthew Seinsheimer, Senior Portfolio Manager, who has been responsible for the Fund since 2000 and has been associated with Invesco and/or its affiliates since 1998.

■	Michael Simon, Senior Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 2001.

■	R. Canon Coleman II, Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1999.

Invesco Conservative Allocation Fund

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

Invesco Global Equity Fund

■	Karl Georg Bayer, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Deutschland and/or its affiliates since 1991.

44        Invesco Growth Series

■	Uwe Draeger, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco Deutschland and/or its affiliates since 2005. Prior to joining Invesco, he was the Head of Applied Research at Metzler Investment and he was the General Manager at Barra International.

■	Michael Fraikin, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco Deutschland and/or its affiliates since 1997.

■	Jens Langewand, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Deutschland and/or its affiliates since 2007. Prior to 2007, he was the Head of Equity Investment Process with Credit Suisse Asset Management.

■	Alexander Uhlmann, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco Deutschland and/or its affiliates since 1997.

Invesco Growth Allocation Fund

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

Invesco Income Allocation Fund

■	Gary Wendler, Director of Product Line Strategy and Investment Services for an affiliate of the Adviser, has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1995.

Invesco International Allocation Fund

■	Gary Wendler, Director of Product Line Strategy and Investment Services for an affiliate of the Adviser, has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1995.

Invesco Mid Cap Core Equity Fund

■	Ronald Sloan, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 1998 and has been associated with Invesco and/or its affiliates since 1998.

■	Doug Asiello, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 2001.

■	Brian Nelson, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 2004.

Invesco Moderate Allocation Fund

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

Invesco Moderate Growth Allocation Fund

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

Invesco Moderately Conservative Allocation Fund

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

Invesco Small Cap Growth Fund

■	Juliet Ellis, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.

■	Juan Hartsfield, Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.

■	Clay Manley, Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 2001.

45        Invesco Growth Series

All Funds
The lead manager generally has final authority over all aspects of the Funds’ investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

The underlying funds for Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Income Allocation Fund, Invesco International Allocation Fund, Invesco Moderate Allocation Fund, Invesco Moderate Growth Allocation Fund and Invesco Moderately Conservative Allocation Fund are actively managed by investment professionals.

More information on may be found at www.invesco.com. The Web site is not part of this prospectus.

The Funds’ SAI provides additional information about the portfolio managers’ investments in the Funds, a description of the compensation structure and information regarding other accounts managed.

Other Information

Dividends and Distributions
Invesco Basic Value Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Conservative Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Global Equity Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Growth Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Income Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco International Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Mid Cap Core Equity Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Moderate Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Moderate Growth Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Moderately Conservative Allocation Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Small Cap Growth Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of capital gains.

Dividends
Invesco Basic Value Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Conservative Allocation Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Global Equity Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Growth Allocation Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Income Allocation Fund generally declares and pays dividends from net investment income, if any, quarterly.

Invesco International Allocation Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Mid Cap Core Equity Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Moderate Allocation Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Moderate Growth Allocation Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Moderately Conservative Allocation Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Small Cap Growth Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
Invesco Basic Value Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Conservative Allocation Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Global Equity Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Growth Allocation Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Income Allocation Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco International Allocation Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at

46        Invesco Growth Series

least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Mid Cap Core Equity Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Moderate Allocation Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Moderate Growth Allocation Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Moderately Conservative Allocation Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Small Cap Growth Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Limited Fund Offering (Invesco Small Cap Growth Fund)
The Fund limited public sales of its shares to new investors effective as of the close of business on March 18, 2002. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

All investors who are invested in the Fund as of the date on which the Fund closed to new investors and remain invested in the Fund may continue to make additional investments in their existing accounts and may open new accounts in their name. Additionally, the following types of investors may be allowed to open new accounts in the Fund, subject to the approval of Invesco Distributors and the Adviser:

■	Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code);
■	Certain retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;
■	Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;
■	Retirement plans maintained pursuant to Section 457 of the Code; and
■	Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

Future investments in the Fund may also be made by or through brokerage firm wrap programs, subject to the approval of Invesco Distributors and the Adviser. Such plans and programs that are considering the Fund as an investment option should contact Invesco Distributors.

At the Adviser’s discretion, proprietary asset allocation funds may open new accounts in the Fund. In addition, the Fund’s current portfolio managers and portfolio management team may also make investments in the Fund.

The Fund may resume sales of shares to other new investors on a future date if the Adviser determines it is appropriate.

Benchmark Descriptions

Custom Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Conservative Allocation Fund, is composed of the following indexes: Russell 3000®, MSCI EAFE®, Barclays Capital U.S. Universal and the three-month U.S. Treasury bill. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

Custom Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Growth Allocation Fund, is composed of the following indexes: Russell 3000®, MSCI EAFE® FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The composition of the index may change from time to time based upon the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

Custom Income Allocation Index, created by Invesco to serve as a benchmark for Invesco Income Allocation Fund, is composed of the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

Custom Moderate Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Allocation Fund, is composed of the following indexes: Russell 3000®, MSCI EAFE®, and Barclays Capital U.S. Universal. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the

47        Invesco Growth Series

Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

Custom Moderate Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Growth Allocation Fund, is composed of the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

Custom Moderately Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderately Conservative Allocation Fund, is composed of the following indexes: Russell 3000®, MSCI EAFE®, and Barclays Capital U.S. Universal. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

Lipper Global Multi-Cap Core Funds Index is an unmanaged index considered representative of global multi-cap core funds tracked by Lipper.

Lipper International Multi-Cap Core Funds Index is an unmanaged index considered representative of international multi-cap core funds tracked by Lipper.

Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.

Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.

Lipper Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.

Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper.

Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.

MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.

MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.

Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000® Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

48        Invesco Growth Series

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses) on									to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income	unrealized)	operations	income	gains	Distributions	of period	Return(a)		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Invesco Basic Value Fund — Institutional Class
Year ended 12/31/09	$13.53	$0.14 (c)	$6.97 (d)	$7.11	$(0.44)	$—	$(0.44)	$20.20	52.58	%(d)	$32,293	0.79	%(e)	0.79	%(e)	0.83	%(e)	21%
Year ended 12/31/08	32.47	0.31 (c)	(17.16)	(16.85)	(0.25)	(1.84)	(2.09)	13.53	(51.63)		47,659	0.81		0.81		1.18		57
Year ended 12/31/07	37.43	0.23	0.27	0.50	(0.02)	(5.44)	(5.46)	32.47	1.42		327,654	0.76		0.79		0.69		23
Year ended 12/31/06	34.95	0.24	4.53	4.77	(0.19)	(2.10)	(2.29)	37.43	13.64		339,915	0.75		0.80		0.76		14
Year ended 12/31/05	32.96	0.17	1.82	1.99	—	—	—	34.95	6.04		209,208	0.72		0.78		0.62		12

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains on securities (both realized and unrealized) per share would have been $6.68 and total return would have been lower.
(e)	Ratios are based on average daily net assets (000’s omitted) of $48,717.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average net		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	reimbursements(b)		reimbursements		net assets		turnover(c)

Invesco Conservative Allocation Fund — Institutional Class
Year ended 12/31/09	$8.45	$0.29	(d)	$0.77	$1.06	$(0.33)	$—	$(0.33)	$9.18	12.57%	$42	0.23	%(e)	0.23	%(e)	3.27	%(e)	30%
Year ended 12/31/08	10.48	0.49	(d)	(2.00)	(1.51)	(0.44)	(0.08)	(0.52)	8.45	(14.35)	19	0.23		0.26		4.80		23
Year ended 12/31/07	10.66	0.50	(d)	(0.05)	0.45	(0.43)	(0.20)	(0.63)	10.48	4.13	11	0.21		0.21		4.45		22
Year ended 12/31/06	10.42	0.38	(d)	0.37	0.75	(0.36)	(0.15)	(0.51)	10.66	7.16	116	0.23		0.31		3.57		34
Year ended 12/31/05	10.32	0.28	(d)	0.11	0.39	(0.23)	(0.06)	(0.29)	10.42	3.79	108	0.20		0.45		2.66		24

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(b)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.60%, 0.60%, 0.62%, 0.61% and 0.60% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and December 31, 2005, respectively.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $34.

49        Invesco Growth Series

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period(a)	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Invesco Global Equity Fund — Institutional Class
Year ended 12/31/09	$7.81	$0.16	(d)	$2.06	$2.22	$(0.26)	$—	(0.26)%	$9.77	28.47%	$18,031	0.86	%(e)	0.86	%(e)	1.93	%(e)	72%
Year ended 12/31/08	14.94	0.22	(d)	(6.76)	(6.54)	(0.03)	(0.56)	(0.59)	7.81	(43.64)	12,864	1.07		1.07		1.69		114
Year ended 12/31/07	16.60	0.29	(d)	0.63	0.92	(0.38)	(2.20)	(2.58)	14.94	5.58	79,762	0.99		1.67		1.67		160
Year ended 12/31/06	15.64	0.23		2.79	3.02	(0.27)	(1.79)	(2.06)	16.60	19.40	66,018	1.03		1.22		1.50		166
Year ended 12/31/05	15.73	0.23	(d)	1.34	1.57	(0.21)	(1.45)	(1.66)	15.64	9.97	39,803	0.99		1.17		1.42		120

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are based on average daily net assets (000’s omitted) of $15,919.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average net		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	reimbursements(b)		reimbursements		net assets		turnover(c)

Invesco Growth Allocation Fund — Institutional Class
Year ended 12/31/09	$7.82	$0.21	(d)	$2.26	$2.47	$(0.21)	$—	$(0.21)	$10.08	31.59%	$100	0.16	%(e)	0.16	%(e)	2.43	%(e)	28%
Year ended 12/31/08	14.25	0.18	(d)	(5.93)	(5.75)	(0.01)	(0.67)	(0.68)	7.82	(40.36)	63	0.12		0.12		1.50		16
Year ended 12/31/07	13.77	0.28	(d)	0.82	1.10	(0.24)	(0.38)	(0.62)	14.25	8.09	97	0.08		0.08		1.91		5
Year ended 12/31/06	12.25	0.16		1.92	2.08	(0.14)	(0.42)	(0.56)	13.77	16.98	147	0.12		0.12		1.24		24
Year ended 12/31/05	11.28	0.14	(d)	1.05	1.19	(0.10)	(0.12)	(0.22)	12.25	10.52	125	0.17		0.19		1.18		14

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(b)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.82%, 0.80%, 0.80%, 0.83% and 0.87% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and December 31, 2005, respectively.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $77.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed(b)		absorbed		net assets		turnover(c)

Invesco Income Allocation Fund — Institutional Class
Year ended 12/31/09	$7.94	$0.43	(d)	$1.19	$1.62	$(0.43)	$—	$(0.43)	$9.13	21.10%	$10	0.04	%(e)	0.39	%(e)	5.18	%(e)	20%
Year ended 12/31/08	10.60	0.56	(d)	(2.44)	(1.88)	(0.58)	(0.20)	(0.78)	7.94	(18.67)	12	0.04		0.36		5.93		27
Year ended 12/31/07	10.85	0.57	(d)	(0.17)	0.40	(0.50)	(0.15)	(0.65)	10.60	3.66	10	0.03		0.33		5.17		10
Year ended 12/31/06	10.11	0.53		0.65	1.18	(0.42)	(0.02)	(0.44)	10.85	11.87	57	0.03		1.58		5.11		21
Year ended 12/31/05(f)	10.03	0.12	(d)	0.11	0.23	(0.15)	—	(0.15)	10.11	2.29	51	0.04	(g)	20.58	(g)	6.70	(g)	0.99

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.62%, 0.71%, 0.69%, 0.64% and 0.69% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and the period October 31, 2005 (commencement date) to December 31, 2005, respectively.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are based on average daily net assets (000’s omitted) of $11.
(f)	Commencement date of October 31, 2005.
(g)	Annualized.

50        Invesco Growth Series

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed(d)		absorbed		net assets		turnover(e)

Invesco International Allocation Fund — Institutional Class
Year ended 12/31/09	$6.83	$0.19	$2.46	$2.65	$(0.25)	$—	$(0.25)	$9.23	38.90%	$66	0.18	%(f)	0.23	%(f)	2.48	%(f)	11%
Year ended 12/31/08	14.17	0.21	(6.45)	(6.24)	(0.01)	(1.09)	(1.10)	6.83	(44.11)	50	0.15		0.15		1.85		38
Year ended 12/31/07	13.31	0.36	1.05	1.41	(0.29)	(0.26)	(0.55)	14.17	10.66	64	0.17		0.17		2.52		2
Year ended 12/31/06	10.72	0.44	2.41	2.85	(0.24)	(0.02)	(0.26)	13.31	26.64	69	0.18		0.34		3.62		2
Year ended 12/31/05(g)	10.12	0.32	0.48	0.80	(0.20)	—	(0.20)	10.72	7.90	55	0.18	(h)	6.92	(h)	18.12	(h)	0.3

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.90%, 0.98%, 0.96%, 1.01% and 1.15% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and for the period October 31, 2005 (commencement date) to December 31, 2005, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are based on average daily net assets (000’s omitted) of $53.
(g)	Commencement date of October 31, 2005.
(h)	Annualized.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Invesco Mid Cap Core Equity Fund — Institutional Class
Year ended 12/31/09	$16.67	$0.13	$5.01	$5.14	$(0.07)	$—	$(0.07)	$21.74	30.84%	$200,303	0.80	%(d)	0.83	%(d)	0.70	%(d)	24%
Year ended 12/31/08	24.44	0.26	(6.95)	(6.69)	(0.26)	(0.82)	(1.08)	16.67	(27.19)	67,379	0.85		0.88		1.19		60
Year ended 12/31/07	26.82	0.43	2.30	2.73	(0.47)	(4.64)	(5.11)	24.44	10.33	67,180	0.82		0.83		1.35		49
Year ended 12/31/06	29.26	0.38	3.06	3.44	(0.40)	(5.48)	(5.88)	26.82	11.62	75,000	0.82		0.82		1.10		51
Year ended 12/31/05	29.15	0.20	2.12	2.32	—	(2.21)	(2.21)	29.26	7.92	88,077	0.82		0.82		0.68		61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2009, the portfolio turnover calculation excludes the value of securities purchased of $36,332,046 and sold of $40,409,014 in the effort to realign the Fund’s portfolio holdings after the reorganization of Atlantic Whitehall Mid Cap Growth Fund into the Fund.
(d)	Ratios are based on average daily net assets (000’s omitted) of $106,999.

51        Invesco Growth Series

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Invesco Moderate Allocation Fund — Institutional Class
Year ended 12/31/09	$7.89	$0.34	$1.80	$2.14	$(0.37)	$—	$(0.37)	$9.66	27.21%	$11	0.13	%(e)	0.19	%(e)	3.88	%(e)	21%
Year ended 12/31/08	12.39	0.43	(4.27)	(3.84)	(0.33)	(0.33)	(0.66)	7.89	(30.92)	8	0.13		0.17		4.00		13
Year ended 12/31/07	12.26	0.45	0.46	0.91	(0.41)	(0.37)	(0.78)	12.39	7.49	12	0.09		0.09		3.49		6
Year ended 12/31/06	11.52	0.34	1.04	1.38	(0.31)	(0.33)	(0.64)	12.26	11.96	156	0.10		0.10		2.83		21
Year ended 12/31/05	10.91	0.28	0.57	0.85	(0.21)	(0.03)	(0.24)	11.52	7.76	141	0.05		0.15		2.48		2

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.72%, 0.75%, 0.76%, 0.80% and 0.82% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and December 31, 2005, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $9.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Invesco Moderate Growth Allocation Fund — Institutional Class
Year ended 12/31/09	$7.88	$0.27	$2.15	$2.42	$(0.42)	$—	$(0.42)	$9.88	30.85%	$14	0.13	%(e)	0.21	%(e)	3.14	%(e)	25%
Year ended 12/31/08	13.16	0.29	(5.10)	(4.81)	(0.01)	(0.46)	(0.47)	7.88	(36.55)	10	0.13		0.19		2.75		19
Year ended 12/31/07	12.76	0.38	0.57	0.95	(0.31)	(0.24)	(0.55)	13.16	7.42	12	0.10		0.12		2.82		2
Year ended 12/31/06	11.36	0.27	1.45	1.72	(0.18)	(0.14)	(0.32)	12.76	15.17	66	0.12		0.26		2.22		21
Year ended 12/31/05(f)	10.06	0.21	1.19	1.40	(0.10)	(0.00)	(0.10)	11.36	13.95	57	0.12	(g)	0.69	(g)	2.90	(g)	1

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.75%, 0.77%, 0.78%, 0.82% and 0.78% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and December 31, 2005, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $12.
(f)	Commencement date of April 29, 2005.
(g)	Annualized.

52        Invesco Growth Series

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Invesco Moderately Conservative Allocation Fund — Institutional Class
Year ended 12/31/09	$8.38	$0.35	$1.11	$1.46	$(0.47)	$—	$(0.47)	$9.37	17.48%	$29	0.14	%(e)	0.32	%(e)	3.91	%(e)	26%
Year ended 12/31/08	11.27	0.48	(2.83)	(2.35)	(0.43)	(0.11)	(0.54)	8.38	(20.88)	25	0.14		0.27		4.70		28
Year ended 12/31/07	11.11	0.50	0.22	0.72	(0.37)	(0.19)	(0.56)	11.27	6.51	31	0.14		0.27		4.37		8
Year ended 12/31/06	10.61	0.38	0.51	0.89	(0.29)	(0.10)	(0.39)	11.11	8.41	58	0.14		0.99		3.51		29
Year ended 12/31/05(f)	10.03	0.23	0.49	0.72	(0.13)	(0.01)	(0.14)	10.61	7.19	54	0.14	(g)	2.40	(g)	3.30	(g)	5

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if applicable and is not annualized for periods less than one year.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.67%, 0.69%, 0.70%, 0.74% and 0.69% for the years ended December 31, 2009, December 31, 2008, December 31, 2007, December 31, 2006 and December 31, 2005, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $26.
(f)	Commencement date of April 29, 2005.
(g)	Annualized.

										Ratio of		Ratio of
										expenses		expenses
				Net gains						to average		to average net		Ratio of net
	Net asset	Net		(losses) on		Distributions				net assets		assets without		investment
	value,	investment		securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	gains	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Invesco Small Cap Growth Fund — Institutional Class
Year ended 12/31/09	$17.52	$0.04	(c)	$6.12	$6.16	$—	$23.68	35.16%	$241,589	0.85	%(d)	0.85	%(d)	0.21	%(d)	36%
Year ended 12/31/08	30.01	(0.03	)(c)	(11.58)	(11.61)	(0.88)	17.52	(38.53)	133,585	0.86		0.86		(0.14)		29
Year ended 12/31/07	30.01	(0.12	)(c)	3.64	3.52	(3.52)	30.01	11.85	241,992	0.81		0.81		(0.36)		29
Year ended 12/31/06	28.08	(0.13	)(c)	4.30	4.17	(2.24)	30.01	14.76	179,414	0.84		0.84		(0.43)		49
Year ended 12/31/05	27.83	(0.11)		2.61	2.50	(2.25)	28.08	8.93	107,023	0.84		0.84		(0.35)		41

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are based on average daily net assets (000’s omitted) of $174,710.

53        Invesco Growth Series

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	Each Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed and for each allocation fund includes the estimated indirect expenses of the underlying funds.

There is no assurance that the annual expense ratio will be the expense ratio for the Funds’ Institutional classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Invesco Basic Value Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.21%	8.60%	13.17%	17.93%	22.90%	28.07%	33.46%	39.08%	44.94%	51.04%
End of Year Balance	$10,421.00	$10,859.72	$11,316.92	$11,793.36	$12,289.86	$12,807.26	$13,346.45	$13,908.34	$14,493.88	$15,104.07
Estimated Annual Expenses	$80.66	$84.06	$87.60	$91.29	$95.13	$99.13	$103.31	$107.66	$112.19	$116.91

Invesco Conservative Allocation Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.17%	8.51%	13.04%	17.75%	22.66%	27.78%	33.11%	38.66%	44.44%	50.46%
End of Year Balance	$10,417.00	$10,851.39	$11,303.89	$11,775.26	$12,266.29	$12,777.80	$13,310.63	$13,865.68	$14,443.88	$15,046.19
Estimated Annual Expenses	$84.73	$88.26	$91.94	$95.78	$99.77	$103.93	$108.27	$112.78	$117.48	$122.38

Invesco Global Equity Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.14%	8.45%	12.94%	17.62%	22.49%	27.56%	32.84%	38.34%	44.06%	50.03%
End of Year Balance	$10,414.00	$10,845.14	$11,294.13	$11,761.71	$12,248.64	$12,755.73	$13,283.82	$13,833.77	$14,406.49	$15,002.92
Estimated Annual Expenses	$87.78	$91.41	$95.20	$99.14	$103.24	$107.52	$111.97	$116.61	$121.43	$126.46

Invesco Growth Allocation Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.02%	8.20%	12.55%	17.08%	21.78%	26.68%	31.77%	37.07%	42.58%	48.31%
End of Year Balance	$10,402.00	$10,820.16	$11,255.13	$11,707.59	$12,178.23	$12,667.80	$13,177.04	$13,706.76	$14,257.77	$14,830.93
Estimated Annual Expenses	$99.97	$103.99	$108.17	$112.52	$117.04	$121.75	$126.64	$131.73	$137.03	$142.53

Invesco Income Allocation Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.66%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.34%	8.50%	12.83%	17.33%	22.02%	26.88%	31.95%	37.21%	42.69%	48.38%
End of Year Balance	$10,434.00	$10,850.32	$11,283.24	$11,733.45	$12,201.61	$12,688.45	$13,194.72	$13,721.19	$14,268.67	$14,837.99
Estimated Annual Expenses	$67.43	$107.49	$111.77	$116.23	$120.87	$125.69	$130.71	$135.93	$141.35	$146.99

Invesco International Allocation Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.08%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.92%	7.94%	12.12%	16.46%	20.96%	25.65%	30.51%	35.56%	40.81%	46.25%
End of Year Balance	$10,392.00	$10,794.17	$11,211.90	$11,645.81	$12,096.50	$12,564.63	$13,050.88	$13,555.95	$14,080.57	$14,625.49
Estimated Annual Expenses	$110.12	$119.70	$124.33	$129.15	$134.14	$139.34	$144.73	$150.33	$156.15	$162.19
1 Your actual expenses may be higher or lower than those shown.

54        Invesco Growth Series

Invesco Mid Cap Core Equity Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.14%	8.45%	12.94%	17.62%	22.49%	27.56%	32.84%	38.34%	44.06%	50.03%
End of Year Balance	$10,414.00	$10,845.14	$11,294.13	$11,761.71	$12,248.64	$12,755.73	$13,283.82	$13,833.77	$14,406.49	$15,002.92
Estimated Annual Expenses	$87.78	$91.41	$95.20	$99.14	$103.24	$107.52	$111.97	$116.61	$121.43	$126.46

Invesco Moderate Allocation Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.85%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.15%	8.41%	12.84%	17.46%	22.26%	27.26%	32.47%	37.89%	43.53%	49.40%
End of Year Balance	$10,415.00	$10,840.97	$11,284.37	$11,745.90	$12,226.31	$12,726.36	$13,246.87	$13,788.67	$14,352.63	$14,939.65
Estimated Annual Expenses	$86.76	$96.71	$100.67	$104.79	$109.07	$113.53	$118.18	$123.01	$128.04	$133.28

Invesco Moderate Growth Allocation Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.88%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%	0.96%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.12%	8.33%	12.70%	17.26%	21.99%	26.92%	32.05%	37.38%	42.93%	48.71%
End of Year Balance	$10,412.00	$10,832.64	$11,270.28	$11,725.60	$12,199.32	$12,692.17	$13,204.93	$13,738.41	$14,293.44	$14,870.90
Estimated Annual Expenses	$89.81	$101.97	$106.09	$110.38	$114.84	$119.48	$124.31	$129.33	$134.55	$139.99

Invesco Moderately Conservative Allocation Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.81%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.19%	8.37%	12.71%	17.23%	21.93%	26.82%	31.91%	37.20%	42.70%	48.42%
End of Year Balance	$10,419.00	$10,836.80	$11,271.36	$11,723.34	$12,193.44	$12,682.40	$13,190.97	$13,719.92	$14,270.09	$14,842.32
Estimated Annual Expenses	$82.70	$105.22	$109.44	$113.82	$118.39	$123.14	$128.07	$133.21	$138.55	$144.11

Invesco Small Cap Growth Fund — INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.15%	8.47%	12.97%	17.66%	22.55%	27.63%	32.93%	38.44%	44.19%	50.17%
End of Year Balance	$10,415.00	$10,847.22	$11,297.38	$11,766.22	$12,254.52	$12,763.08	$13,292.75	$13,844.40	$14,418.94	$15,017.33
Estimated Annual Expenses	$86.76	$90.36	$94.11	$98.02	$102.09	$106.32	$110.74	$115.33	$120.12	$125.10

1 Your actual expenses may be higher or lower than those shown.

55        Invesco Growth Series

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds (Invesco Funds). The following information is about the Institutional Classes of these Invesco Funds, which are offered to certain eligible institutional investors.

Additional information is available on the Internet at www.invesco.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s SAI, which is available on that same website or upon request free of charge. The Web site is not part of this prospectus.

Suitability for Investors
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.

Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations an defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c) (3) organization) which meet asset and/or minimum initial investment requirements.

As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediary acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account; (iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

Minimum Investments
The minimum investments for Institutional Class accounts are as follows:

	Initial	Additional
Type of Account	Investments	Investments

Defined Contribution Plan (for which sponsor has $100MM in combined DC and DB assets)	$0	$0

Defined Contribution Plan (for which sponsor has less than $100MM in combined DC and DB assets)	$10M	$0

Banks, Trust Companies and certain other financial intermediaries	$10M	$0

Financial Intermediaries and other Corporations acting for their own accounts	$1M	$0

Foundations or Endowments	$1M	$0

Other institutional investors	$1M	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Fund of Funds)	$0	$0

How to Purchase Shares

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,	Contact your financial adviser or financial intermediary.
Invesco Investment Services, Inc.,
P.O. Box 0843,
Houston, TX 77210-0843.
The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank
ABA/Routing #: 011001234
Beneficiary Account Number: 729639
Beneficiary Account Name: Invesco Investment Services, Inc.
RFB: Fund Name, Reference #
OBI: Your Name, Account #
By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.

A-1        The Invesco Funds—Institutional Class

INSTCL—04/10

Redeeming Shares

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed under unusual circumstances, as allowed by the Securities and Exchange Commission (SEC), such as when the NYSE restricts or suspends trading.

If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.

We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

Invesco China Fund Invesco Developing Markets Fund Invesco Floating Rate Fund Invesco Global Core Equity Fund Invesco Global Equity Fund Invesco Global Growth Fund	Invesco Global Real Estate Fund Invesco Global Small & Mid Cap Growth Fund Invesco High Yield Fund Invesco International Allocation Fund Invesco International Core Equity Fund	Invesco International Growth Fund Invesco International Small Company Fund Invesco International Total Return Fund Invesco Japan Fund Invesco Trimark Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, Funds of Funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.

Exchanging Shares

You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal

A-2        The Invesco Funds—Institutional Class

income tax. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Distributors, Inc. (“Invesco Distributors”) will provide you with notice of such modification or termination if it is required to do so by law.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.
■	Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
■	If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any fund.
■	Suspend, change or withdraw all or any part of the offering made by this Prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

The Invesco Affiliates and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Invesco Limited Maturity Treasury Fund. The Board of Invesco Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that Invesco Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, Invesco Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use Invesco Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of Invesco Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of Invesco Limited Maturity Treasury Fund will be detrimental to the continuing operations of such fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

A-3        The Invesco Funds—Institutional Class

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market funds and Invesco Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

A-4        The Invesco Funds—Institutional Class

Invesco High Income Municipal Fund and Invesco Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end Funds, other than open-end Funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests, and the prospectuses for such other open-end Funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.

The Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in shares of its Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiary will fluctuate with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as ”buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403,

A-5        The Invesco Funds—Institutional Class

408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
Invesco Distributors, the distributor or the Funds and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Funds’ Boards of Trustees (collectively, the Board).

You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-6        The Invesco Funds—Institutional Class

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 659-1005

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com

You can also review and obtain copies of each Fund’s SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

[INVESCO LOGO APPEARS HERE]

Invesco Basic Value Fund Invesco Conservative Allocation Fund Invesco Global Equity Fund Invesco Growth Allocation Fund Invesco Income Allocation Fund Invesco International Allocation Fund and	Invesco Mid Cap Core Equity Fund Invesco Moderate Allocation Fund Invesco Moderate Growth Allocation Fund Invesco Moderately Conservative Allocation Fund Invesco Small Cap Growth Fund
SEC 1940 Act file number: 811-02699

invesco.com AGS-PRO-1

AIM Growth Series (Invesco Growth Series)

11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246

IMPORTANT SHAREHOLDER INFORMATION

The enclosed Information Statement/Prospectus is being provided to inform you that on or about May 2, 2011, Invesco Balanced-Risk Retirement 2010 Fund (the “Target Fund”), a series of AIM Growth Series (Invesco Growth Series) (the “Trust”), will be reorganized with and into Invesco Balanced-Risk Retirement Now Fund (the “Acquiring Fund”), also a series of the Trust. The Information Statement/Prospectus discusses this proposed reorganization, which provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).

The Board of Trustees of the Trust approved the Reorganization and concluded that it is in the best interests of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. The Target Fund and the Acquiring Fund have substantially similar investment strategies and risks.

We urge you to spend a few minutes reviewing the information in the Information Statement/Prospectus. You do not need to take any action with regards to your account. On or about May 2, 2011, your shares of the Target Fund will be converted automatically at their net asset value into shares of the corresponding class of the Acquiring Fund.

Mr. Philip Taylor
President and Principal Executive Officer

January 4, 2011

ABRR-PXY-1

AIM Growth Series (Invesco Growth Series)

11 Greenway Plaza, Suite 2500
Houston, Texas 77046
(800) 959-4246

INFORMATION STATEMENT/PROSPECTUS
January 4, 2011

Introduction

This Information Statement/Prospectus is being furnished to shareholders of Invesco Balanced-Risk Retirement 2010 Fund (the “Target Fund”), a series of AIM Growth Series (Invesco Growth Series) (the “Trust”), pursuant to an Agreement and Plan of Reorganization (the “Agreement”). The Agreement provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by Invesco Balanced-Risk Retirement Now Fund (the “Acquiring Fund”), also a series of the Trust, in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “Reorganization”).

The Trust is a registered open-end management investment company. The Target Fund and the Acquiring Fund collectively are referred to as the “Funds” and individually as a “Fund.”

The total value of the Acquiring Fund shares of each class that shareholders will receive in the Reorganization will be the same as the total value of the shares of each class of the Target Fund that shareholders held immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders should not be required to pay any federal income tax in connection with the Reorganization. No sales charges or redemption fees will be imposed in connection with the Reorganization.

The Board of Trustees of the Trust (the “Board”) has fixed the close of business on January 14, 2011 as the record date (“Record Date”) for the determination of shareholders entitled to notice of the Reorganization. This Information Statement/Prospectus will be mailed on or about January 24, 2011 to all shareholders of record of the Target Fund on the Record Date. This document is both the information statement of the Target Fund and also a prospectus for the Acquiring Fund.

The Board has approved the Agreement and the Reorganization and has determined that the Reorganization is in the best interest of the Target Fund and the Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund or the Acquiring Fund. Shareholders of the Target Fund are not required to and are not being asked to approve the Agreement or the Reorganization.

This Information Statement/Prospectus contains information that shareholders of the Target Fund should know about the Reorganization. You should retain it for future reference. Additional information about the Funds is available in the:

•	Prospectuses for the Target Fund and the Acquiring Fund;

•	Annual and semi-annual reports to shareholders of the Target Fund and the Acquiring Fund; and

•	Statements of Additional Information (“SAIs”) for the Target Fund and the Acquiring Fund.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The current prospectus of the Target Fund is incorporated herein by reference and is legally deemed to be part of this Information Statement/Prospectus. A copy of the current prospectus of the Acquiring Fund accompanies this Information Statement/Prospectus and is incorporated herein by reference and deemed to be part of this Information Statement/Prospectus. The SAI to this Information Statement/Prospectus, dated the same date as this Information Statement/Prospectus, also is incorporated herein by reference and is deemed to be part of this Information Statement/Prospectus. The Target Fund prospectus, the most recent annual report to shareholders, containing audited financial statements for the most recent fiscal year, and the most recent semi-annual report to shareholders of the Target Fund have been previously mailed to shareholders and are available on the Target Fund’s website at www.invesco.com/us.

Copies of all of these documents are available upon request without charge by visiting or writing to the Target Fund, at 11 Greenway Plaza, Suite 2500, Houston, Texas 77046, or calling (800) 959-4246.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-1520.

WE ARE NOT ASKING YOU FOR A PROXY AND
YOU ARE REQUESTED NOT TO SEND US A PROXY.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense. An investment in the Funds is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Funds.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Information Statement/Prospectus or related solicitation materials on file with the Securities and Exchange Commission, and you should not rely on such other information or representations.

i

INTRODUCTION

The Agreement provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.

SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Information Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Information Statement/Prospectus and the prospectus of the Acquiring Fund carefully for more complete information.

Has my Fund’s Board of Trustees approved the Reorganization?

Yes. The Board has carefully reviewed the proposal and unanimously approved the Agreement and the Reorganization. Shareholders of the Target Fund are not required to and are not being asked to approve the Agreement or the Reorganization.

What are the reasons for the proposed Reorganization?

As the Target Fund’s name indicates, it was designed for investors who expected to need all or most of their money in the Target Fund in or about the year 2010. As a result, the Target Fund has currently satisfied its investment objective. Additionally, as the Target Fund previously disclosed in its prospectus, as of June 2010 the asset allocation of the Target Fund became a static allocation similar to that of the Acquiring Fund. As of September 30, 2010, the Target Fund had substantially the same portfolio composition as the Acquiring Fund. The Board therefore determined that reorganizing the Target Fund into the Acquiring Fund would be in the best interests of Target Fund shareholders.

In considering the Reorganization and the Agreement, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Funds. The Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” section below.

What effect will the Reorganization have on me as a shareholder?

Immediately after the Reorganization, you will hold shares of a class of the Acquiring Fund that are equal in value to the shares of the corresponding class of the Target Fund that you held immediately prior to the closing of the Reorganization. The principal differences between the Target Fund and the Acquiring Fund are described in this Information Statement/Prospectus. The prospectus of the Acquiring Fund that accompanies this Information Statement/Prospectus contains additional information about the Acquiring Fund that you will hold shares of following the Reorganization.

How do the Funds’ investment objectives, principal investment strategies and risks compare?

The Acquiring Fund and the Target Fund have similar investment objectives, as described below. Each Fund’s investment objective is classified as non-fundamental, which means that it can be changed by the Board without shareholder approval, although there is no present intention to do so.

Investment Objectives

Target Fund	Acquiring Fund

To provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.	To provide real return and, as a secondary objective, capital preservation.

The investment strategies of the Acquiring Fund are substantially similar to the investment strategies of the Target Fund, although the Acquiring Fund may invest in different types of investments and have different investment policies and limitations than the Target Fund. As a result, risks of owning shares of the Acquiring Fund are substantially similar to the risks of owning shares of the Target Fund. The sections below entitled “ADDITIONAL INFORMATION ABOUT THE FUNDS — Comparison of Principal Investment Strategies” and “Comparison of the Principal Risks of Investing in the Funds” compare the principal investment strategies and risks of the Target Fund and the Acquiring Fund and highlight certain key differences.

How do the Funds’ expenses compare?

The tables below provide a summary comparison of the expenses of the Target Fund and the Acquiring Fund, as well as estimated expenses on a pro forma basis giving effect to the proposed Reorganization. The pro forma expense ratios show projected estimated expenses but actual expenses may be greater or less than those shown.

1

Expense Table and Expense Examples*

	Current				Combined Pro Forma
					Target Fund
	Invesco		Invesco		+
	Balanced-Risk		Balanced-Risk		Acquiring Fund
	Retirement 2010		Retirement Now		(assumes the
	Fund		Fund		Reorganization
	(Target Fund)		(Acquiring Fund)		is completed)
	Class A		Class A		Class A

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	3.67%		10.22%		4.05%
Acquired Fund Fees and Expenses	0.66%		0.63%		0.63%
Total Annual Fund Operating Expenses	4.58%		11.10%		4.93%

Fee Waiver and/or Expense Reimbursement	3.67	%(1)	10.22	%(1)	4.05	%(3)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.91%		0.88%		0.88%

	Current				Combined Pro Forma
					Target Fund
	Invesco		Invesco		+
	Balanced-Risk		Balanced-Risk		Acquiring Fund
	Retirement 2010		Retirement Now		(assumes the
	Fund		Fund		Reorganization
	(Target Fund)		(Acquiring Fund)		is completed)
	Class A5		Class A5		Class A5

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	3.67%		10.22%		4.05%
Acquired Fund Fees and Expenses	0.66%		0.63%		0.63%
Total Annual Fund Operating Expenses	4.58%		11.10%		4.93%

Fee Waiver and/or Expense Reimbursement	3.67	%(2)	10.22	%(2)	4.05	%(3)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.91%		0.88%		0.88%

2

	Current				Combined Pro Forma
					Target Fund
	Invesco		Invesco		+
	Balanced-Risk		Balanced-Risk		Acquiring Fund
	Retirement 2010		Retirement Now		(assumes the
	Fund		Fund		Reorganization
	(Target Fund)		(Acquiring Fund)		is completed)
	Class B		Class B		Class B

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	5.00%		5.00%		5.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	3.67%		10.22%		4.05%
Acquired Fund Fees and Expenses	0.66%		0.63%		0.63%
Total Annual Fund Operating Expenses	5.33%		11.85%		5.68%

Fee Waiver and/or Expense Reimbursement	3.67	%(1)	10.22	%(1)	4.05	%(3)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.66%		1.63%		1.63%

	Current				Combined Pro Forma
					Target Fund
	Invesco		Invesco		+
	Balanced-Risk		Balanced-Risk		Acquiring Fund
	Retirement 2010		Retirement Now		(assumes the
	Fund		Fund		Reorganization
	(Target Fund)		(Acquiring Fund)		is completed)
	Class C		Class C		Class C

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%		1.00%		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	3.67%		10.22%		4.05%
Acquired Fund Fees and Expenses	0.66%		0.63%		0.63%
Total Annual Fund Operating Expenses	5.33%		11.85%		5.68%

Fee Waiver and/or Expense Reimbursement	3.67	%(1)	10.22	%(1)	4.05	%(3)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.66%		1.63%		1.63%

3

	Current				Combined Pro Forma
					Target Fund
	Invesco		Invesco		+
	Balanced-Risk		Balanced-Risk		Acquiring Fund
	Retirement 2010		Retirement Now		(assumes the
	Fund		Fund		Reorganization
	(Target Fund)		(Acquiring Fund)		is completed)
	Class C5		Class C5		Class C5

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%		1.00%		1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	3.67%		10.22%		4.05%
Acquired Fund Fees and Expenses	0.66%		0.63%		0.63%
Total Annual Fund Operating Expenses	5.33%		11.85%		5.68%

Fee Waiver and/or Expense Reimbursement	3.67	%(2)	10.22	%(2)	4.05	%(3)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.66%		1.63%		1.63%

	Current				Combined Pro Forma
					Target Fund
	Invesco		Invesco		+
	Balanced-Risk		Balanced-Risk		Acquiring Fund
	Retirement 2010		Retirement Now		(assumes the
	Fund		Fund		Reorganization
	(Target Fund)		(Acquiring Fund)		is completed)
	Class R		Class R		Class R

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	0.50%		0.50%		0.50%
Other Expenses	3.67%		10.22%		4.05%
Acquired Fund Fees and Expenses	0.66%		0.63%		0.63%
Total Annual Fund Operating Expenses	4.83%		11.35%		5.18%

Fee Waiver and/or Expense Reimbursement	3.67	%(1)	10.22	%(1)	4.05	%(3)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.16%		1.13%		1.13%

4

	Current				Combined Pro Forma
					Target Fund
	Invesco		Invesco		+
	Balanced-Risk		Balanced-Risk		Acquiring Fund
	Retirement 2010		Retirement Now		(assumes the
	Fund		Fund		Reorganization
	(Target Fund)		(Acquiring Fund)		is completed)
	Class R5		Class R5		Class R5

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	0.50%		0.50%		0.50%
Other Expenses	3.67%		10.22%		4.05%
Acquired Fund Fees and Expenses	0.66%		0.63%		0.63%
Total Annual Fund Operating Expenses	4.83%		11.35%		5.18%

Fee Waiver and/or Expense Reimbursement	3.67	%(2)	10.22	%(2)	4.05	%(3)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.16%		1.13%		1.13%

	Current				Combined Pro Forma
Target Fund
	Invesco		Invesco		+
	Balanced-Risk		Balanced-Risk		Acquiring Fund
	Retirement 2010		Retirement Now		(assumes the
	Fund		Fund		Reorganization
	(Target Fund)		(Acquiring Fund)		is completed)
	Class Y		Class Y		Class Y

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	None		None		None
Other Expenses	3.67%		10.22%		4.05%
Acquired Fund Fees and Expenses	0.66%		0.63%		0.63%
Total Annual Fund Operating Expenses	4.33%		10.85%		4.68%

Fee Waiver and/or Expense Reimbursement	3.67	%(1)	10.22	%(1)	4.05	%(3)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.66%		0.63%		0.63%

5

	Current				Combined Pro Forma
Target Fund
	Invesco		Invesco		+
	Balanced-Risk		Balanced-Risk		Acquiring Fund
	Retirement 2010		Retirement Now		(assumes the
	Fund		Fund		Reorganization
	(Target Fund)		(Acquiring Fund)		is completed)
	Institutional Class		Institutional Class		Institutional Class

Shareholder Fees (Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	None		None		None
Distribution and Service (12b-1) Fees	None		None		None
Other Expenses	3.45%		9.92%		3.77%
Acquired Fund Fees and Expenses	0.66%		0.63%		0.63%
Total Annual Fund Operating Expenses	4.11%		10.55%		4.40%

Fee Waiver and/or Expense Reimbursement	3.44	%(1)	9.92	%(1)	3.77	%(3)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.67%		0.63%		0.63%

*	Expense ratios reflect annual fund operating expenses for the most recent fiscal year (as disclosed in a Fund’s current prospectus) of the Funds (December 31, 2009). Pro forma numbers are estimated as if the Reorganization had been completed as of January 1, 2009 and do not include the estimated costs of the Reorganization. The Target Fund will not bear any Reorganization costs. For more information on the costs of the Reorganization to be borne by the Funds, see “Costs of the Reorganization” below.

(1)	Effective November 4, 2009, the Funds’ investment adviser, Invesco Advisers, Inc. (“Invesco Advisers” or the “Adviser”), has contractually agreed, through at least April 30, 2011, to reimburse expenses of all shares of each Fund to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, B, C, R, Y and Institutional Class shares to 0.25%, 1.00%, 1.00%, 0.50%, 0.00% and 0.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (vi) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable. The Board or Invesco Advisers may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011.

(2)	The Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses of all shares of each Fund to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50%, respectively, of average daily net assets. The Board or Invesco Advisers may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011. In addition, the Adviser has contractually agreed through at least June 30, 2012 to limit the operating expenses (excluding certain items discussed below) of each Fund’s predecessor fund to 0.41%, 1.16% and 0.66% for Class A5, C5 and R5, respectively. The Board or Invesco Advisers may mutually agree to terminate the fee waiver arrangement at any time after June 30, 2012. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (vi) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable.

(3)	Effective upon closing of the Reorganization, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares of the Acquiring Fund to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.25%, Class A5 shares to 0.25%, Class B shares to 1.00%, Class C shares to 1.00%, Class C5 shares to 1.00%, Class R shares to 0.50%, Class R5 shares to 0.50%, Class Y shares to 0.00% and Institutional Class shares to 0.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (vi) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable. Unless the Board and Invesco Advisers mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

Expense Examples

This Example is intended to help you compare the costs of investing in different classes of the Target Fund and the Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of the Acquiring Fund after giving effect to the Reorganization of the Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the Fee Tables above.

The Example assumes that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. The Example reflects fee waivers and/or expense reimbursements that are contractual, if any, but does not reflect voluntary fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed on a voluntary basis, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years

Invesco Balanced-Risk Retirement 2010 Fund (Target Fund) — Class A	$638	$1,543	$2,455	$4,770
Invesco Balanced-Risk Retirement Now Fund (Acquiring Fund) — Class A	$635	$2,688	$4,498	$8,142
Combined Pro forma Target Fund + Acquiring Fund — Class A (assuming the Reorganization is completed)	$635	$1,606	$2,578	$5,014

6

	One	Three	Five	Ten
Fund/Class	Year	Years	Years	Years

Invesco Balanced-Risk Retirement 2010 Fund (Target Fund) — Class A5	$638	$1,543	$2,455	$4,770
Invesco Balanced-Risk Retirement Now Fund (Acquiring Fund) — Class A5	$635	$2,688	$4,498	$8,142
Combined Pro forma Target Fund + Acquiring Fund — Class A5 (assuming the Reorganization is completed)	$635	$1,606	$2,578	$5,014

Invesco Balanced-Risk Retirement 2010 Fund (Target Fund) — Class B	$669	$1,567	$2,557	$4,909
Invesco Balanced-Risk Retirement 2010 Fund (Target Fund) — Class B (if you did not redeem your shares)	$169	$1,267	$2,357	$4,909
Invesco Balanced-Risk Retirement Now Fund (Acquiring Fund) — Class B	$666	$2,751	$4,633	$8,239
Invesco Balanced-Risk Retirement Now Fund (Acquiring Fund) — Class B (if you did not redeem your shares)	$166	$2,451	$4,433	$8,239
Combined Pro forma Target Fund + Acquiring Fund — Class B (assuming the Reorganization is completed)	$666	$1,632	$2,683	$5,152
Combined Pro forma Target Fund + Acquiring Fund — Class B (assuming the Reorganization is completed) (if you did not redeem your shares)	$166	$1,332	$2,483	$5,152

Invesco Balanced-Risk Retirement 2010 Fund (Target Fund) — Class C	$269	$1,267	$2,357	$5,053
Invesco Balanced-Risk Retirement 2010 Fund (Target Fund) — Class C (if you did not redeem your shares)	$169	$1,267	$2,357	$5,053
Invesco Balanced-Risk Retirement Now Fund (Acquiring Fund) — Class C	$266	$2,451	$4,433	$8,317
Invesco Balanced-Risk Retirement Now Fund (Acquiring Fund) — Class C (if you did not redeem your shares)	$166	$2,451	$4,433	$8,317
Combined Pro forma Target Fund + Acquiring Fund — Class C (assuming the Reorganization is completed)	$266	$1,332	$2,483	$5,291
Combined Pro forma Target Fund + Acquiring Fund — Class C (assuming the Reorganization is completed) (if you did not redeem your shares)	$166	$1,332	$2,483	$5,291

Invesco Balanced-Risk Retirement 2010 Fund (Target Fund) — Class C5	$269	$1,267	$2,357	$5,053
Invesco Balanced-Risk Retirement 2010 Fund (Target Fund) — Class C5 (if you did not redeem your shares)	$169	$1,267	$2,357	$5,053
Invesco Balanced-Risk Retirement Now Fund (Acquiring Fund) — Class C5	$266	$2,451	$4,433	$8,317
Invesco Balanced-Risk Retirement Now Fund (Acquiring Fund) — Class C5 (if you did not redeem your shares)	$166	$2,451	$4,433	$8,317
Combined Pro forma Target Fund + Acquiring Fund — Class C5 (assuming the Reorganization is completed)	$266	$1,332	$2,483	$5,291
Combined Pro forma Target Fund + Acquiring Fund — Class C5 (assuming the Reorganization is completed) (if you did not redeem your shares)	$166	$1,332	$2,483	$5,291

Invesco Balanced-Risk Retirement 2010 Fund (Target Fund) — Class R	$118	$1,123	$2,131	$4,667
Invesco Balanced-Risk Retirement Now Fund (Acquiring Fund) — Class R	$115	$2,326	$4,264	$8,131
Combined Pro forma Target Fund + Acquiring Fund — Class R (assuming the Reorganization is completed)	$115	$1,189	$2,260	$4,919
Invesco Balanced-Risk Retirement 2010 Fund (Target Fund) — Class R5	$118	$1,123	$2,131	$4,667
Invesco Balanced-Risk Retirement Now Fund (Acquiring Fund) — Class R5	$115	$2,326	$4,264	$8,131
Combined Pro forma Target Fund + Acquiring Fund — Class R5 (assuming the Reorganization is completed)	$115	$1,189	$2,260	$4,919

Invesco Balanced-Risk Retirement 2010 Fund (Target Fund) — Class Y	$67	$977	$1,899	$4,258
Invesco Balanced-Risk Retirement Now Fund (Acquiring Fund) — Class Y	$64	$2,199	$4,091	$7,933
Combined Pro forma Target Fund + Acquiring Fund — Class Y (assuming the Reorganization is completed)	$64	$1,044	$2,031	$4,524

Invesco Balanced-Risk Retirement 2010 Fund (Target Fund) — Institutional Class	$68	$934	$1,814	$4,086
Invesco Balanced-Risk Retirement Now Fund (Acquiring Fund) — Institutional Class	$64	$2,146	$4,003	$7,816
Combined Pro forma Target Fund + Acquiring Fund — Institutional Class (assuming the Reorganization is completed)	$64	$988	$1,923	$4,311

The Example is not a representation of past or future expenses. The Target Fund’s and the Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Target Fund’s or the Acquiring Fund’s projected or actual performance.

For further discussion regarding the Board’s consideration of the fees and expenses of the Funds in approving the Reorganization, see the section entitled “THE PROPOSED REORGANIZATION — Board Considerations in Approving the Reorganization” in this Information Statement/Prospectus.

How do the performance records of the Funds compare?

The performance history of each Fund for certain periods as of September 30, 2010 is shown below. The returns below may not be indicative of a Fund’s future performance. The table below compares the performance history of the Acquiring Fund’s oldest share class to the performance history of the comparable class of the Target Fund as of September 30, 2010. Since inception performance is only provided for share classes with less than 10 years of performance history. Other classes of shares that are not presented would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns will differ only to the extent that the classes do not have the same expenses. The prospectuses for the Funds contain additional performance information under the headings “Performance Information” and “Financial Highlights.” Additional performance information and a discussion of performance are also included in each Fund’s most recent annual report to shareholders.

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Average Annual Total Returns*	1 Year	5 Years	Since Inception

Invesco Balanced-Risk Retirement Now Fund (Acquiring Fund) — Class A (inception date: 01/31/2007)
Return Before Taxes	0.95%	—	(0.48)%
Return After Taxes on Distributions	(0.14)%	—	(2.05)%
Return After Taxes on Distributions and Sale of Fund Shares	0.60%	—	(1.28)%

Invesco Balanced-Risk Retirement 2010 Fund (Target Fund) — Class A (inception date: 01/31/2007)
Return Before Taxes	0.74%	—	(0.77)%
Return After Taxes on Distributions	(0.93)%	—	(1.93)%
Return After Taxes on Distributions and Sale of Fund Shares	0.46%	—	(1.31%)

*	The above total return figures reflect the maximum front-end sales charge (load) of 5.50% applicable to Class A shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How do the management, investment adviser and other service providers of the Funds compare?

Each Fund is overseen by the same Board and officers. In addition, Invesco Advisers, Inc. (“Invesco Advisers” or the “Adviser”), a registered investment adviser, serves as primary investment adviser for each Fund pursuant to an investment advisory agreement that contains substantially identical terms for each Fund. Invesco Advisers is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco Advisers has acted as an investment adviser since its organization in 1976. As of September 30, 2010, Invesco Advisers had $300.3 billion under management. Invesco Advisers is an indirect, wholly owned subsidiary of Invesco Ltd. (“Invesco”).

The advisory agreement applicable to the Funds provides that Invesco Advisers may delegate any and all of its rights, duties and obligations to one or more wholly owned affiliates of Invesco as sub-advisers (the “Invesco Sub-Advisers”). Pursuant to Master Intergroup Sub-Advisory Contracts, the Invesco Sub-Advisers may be appointed by Invesco Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to a Fund. The Invesco Sub-Advisers, each of which is an indirect, wholly owned subsidiary of Invesco and a registered investment adviser under the Investment Advisers Act of 1940, are:

•	Invesco Asset Management Deutschland GmbH;

•	Invesco Asset Management Limited;

•	Invesco Australia Limited;

•	Invesco Trimark Ltd.;

•	Invesco Hong Kong Limited;

•	Invesco Asset Management (Japan) Limited; and

•	Invesco Senior Secured Management, Inc.

Other key service providers to the Target Fund, including the administrator, transfer agent, custodian, distributor and auditor, provide the same or substantially the same services to the Acquiring Fund. The Acquiring Fund’s prospectus and SAI describe the services and other arrangements with these service providers.

How do the Funds’ purchase and redemption procedures and exchange policies compare?

The purchase and redemption procedures and exchange policies for each class of the Target Funds are the same as those of the corresponding class of the Acquiring Fund.

How do the Funds’ sales charges and distribution arrangements compare?

The sales charges and sales charge exemptions for each class of the Target Fund are the same as those of the corresponding class of the Acquiring Fund. For more information on the sales charges and distribution and shareholder servicing arrangements of the Funds, see the section entitled “Comparison of Share Classes and Distribution Arrangements.”

Will the Acquiring Fund have different portfolio managers than the Target Fund?

No. The portfolio management team for the Target Fund is the same as the portfolio management team for the Acquiring Fund. The Acquiring Fund prospectus that accompanies this Information Statement/Prospectus provides biographical information about the key individuals that comprise the portfolio management team for the Acquiring Fund.

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Will there be any tax consequences resulting from the proposal?

The Reorganization is designed to qualify as a tax-free reorganization for federal income tax purposes and the Target Fund anticipates receiving a legal opinion to that effect. Thus, while there can be no guarantee that the Internal Revenue Service (“IRS”) will adopt a similar position, it is expected that shareholders will have no adverse federal income tax consequences as a result of the Reorganization. Shareholders should consult their tax adviser about state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this Information Statement/Prospectus relates to the federal income tax consequences of the Reorganization only.

When is the Reorganization expected to occur?

The Reorganization is expected to occur in the second quarter of 2011.

What if I do not wish to participate in the Reorganization?

If you do not wish to have your shares of the Target Fund exchanged for shares of the Acquiring Fund as part of the Reorganization, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Why are you sending me the Information Statement/Prospectus?

You are receiving this Information Statement/Prospectus because you own shares in the Target Fund as of the Record Date and have the right to notice of the very important Reorganization described herein concerning the Target Fund. This Information Statement/Prospectus contains information that shareholders of the Target Fund should know about the Reorganization and about the Acquiring Fund. This document is both an information statement of the Target Fund and a prospectus for the Acquiring Fund.

Where can I find more information about the Funds and the Reorganization?

Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Information Statement/Prospectus contains additional information about the Reorganization. You are encouraged to read the entire document. If you need any assistance, or have any questions regarding the Reorganization, please call Invesco Client Services at 1-800-959-4246.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Principal Investment Strategies

The following section compares the principal investment strategies of the Target Fund with the principal investment strategies of the Acquiring Fund and highlights any key differences. In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Information Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

The investment objectives of the Acquiring Fund and the Target Fund are similar. The Acquiring Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation. Real return is total return reduced by the impact of inflation. The Target Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

The investment strategies of the Acquiring Fund and the Target Fund are substantially similar. Both Funds seek to meet their respective investment objectives by building a portfolio that is allocated among Invesco Balanced-Risk Allocation Fund and two affiliated money market funds: Liquid Assets Portfolio and Premier Portfolio. On or about June 2010, the Target Fund’s asset allocation became a static allocation similar to that of the Acquiring Fund. As of that date, the Target Fund began to follow the Acquiring Fund’s real return strategy designed to protect against the loss of capital, inflation risk and longevity risk (the risk that an investor outlives their retirement savings). Both Funds will generally rebalance their assets to their target allocations on a monthly basis.

Consistent with the Acquiring Fund’s real return and capital preservation objectives, the Acquiring Fund is designed for investors who expect to need all or most of their money in the Acquiring Fund at retirement and for investors who plan to withdraw the value of their account in the Acquiring Fund gradually after retirement. Consistent with the Target Fund’s final target allocation as of June 2010, the Target Fund is designed for investors who expect to need all or most of their money in 2010 and for investors who plan to withdraw the value of their account in the Target Fund gradually after retirement in or about the year 2010.

As a result, both Funds have approximately the same asset allocation. The Acquiring Fund has an approximate target asset allocation of 60.60% in Invesco Balanced-Risk Allocation Fund and 39.40% in the two affiliated money market funds (19.70% in the Liquid Assets Portfolio and 19.70% in the Premier Portfolio), as of September 30, 2010. Similarly, the Target Fund has an approximate target asset allocation of 60.70% in Invesco Balanced-Risk Allocation Fund and 39.30% in the two affiliated money market funds (approximately 19.65% in the Liquid Assets Portfolio and 19.65% in the Premier Portfolio), as of September 30, 2010.

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The Funds’ investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative.

The Liquid Assets Portfolio and the Premier Portfolio invest primarily in high-quality U.S. dollar-denominated short-term debt obligations in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Comparison of Principal Risks of Investing in the Funds

The table below describes the principal risks that may affect each Fund’s investment portfolio. For more information on the risks associated with the Acquiring Fund, see the “Investment Strategies and Risks” section of the Acquiring Fund’s SAI. An investment in the Funds is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Funds will provide adequate income at or through your retirement.

Principal Risk	Funds Subject to Risk

Fund of Funds Risk. The Funds’ performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Funds to withdraw their investments therein at a disadvantageous time.	Acquiring Fund and Target Fund
Market Risk. The prices of and the income generated by the underlying funds’ securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.	Acquiring Fund and Target Fund
Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the underlying funds seek to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying money market funds. Additionally, the underlying money market funds’ yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.	Acquiring Fund and Target Fund
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.	Acquiring Fund and Target Fund
Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.	Acquiring Fund and Target Fund
U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.	Acquiring Fund and Target Fund
Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell it. Failure of a municipal security issue to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.	Acquiring Fund and Target Fund
Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, an underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.	Acquiring Fund and Target Fund
Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, an underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.	Acquiring Fund and Target Fund

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Principal Risk	Funds Subject to Risk

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.	Acquiring Fund and Target Fund
Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.	Acquiring Fund and Target Fund
Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”), which may invest in commodity-linked derivative instruments, exchange traded notes (“ETNs”) and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.	Acquiring Fund and Target Fund
Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.	Acquiring Fund and Target Fund
Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund.	Acquiring Fund and Target Fund
Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.	Acquiring Fund and Target Fund
Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.	Acquiring Fund and Target Fund
Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.	Acquiring Fund and Target Fund
Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.	Acquiring Fund and Target Fund
Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.	Acquiring Fund and Target Fund
Management Risk. The investment techniques and risk analysis used by the Funds’ and the underlying funds’ portfolio managers may not produce the desired results.	Acquiring Fund and Target Fund
Non-Diversification Risk. Invesco Balanced-Risk Retirement Allocation Fund, an underlying fund, is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of Invesco Balanced-Risk Retirement Allocation Fund more than if it was a diversified fund.	Acquiring Fund and Target Fund

Comparison of Fundamental and Non-Fundamental Investment Restrictions

Each Fund has adopted fundamental investment restrictions concerning, among other things, diversification of the Fund’s investment portfolio, concentration in particular industries, borrowing and loaning money, and investing in real estate and commodities. Fundamental investment restrictions of a Fund cannot be changed without shareholder approval. The fundamental and non-fundamental investment restrictions of the Target Fund and those of the Acquiring Fund are the same. Non-fundamental investment restrictions of a Fund can be changed by a Fund’s Board.

The Target Fund and the Acquiring Fund may be subject to other investment restrictions that are not identified above. A full description of the Target Fund’s and the Acquiring Fund’s investment policies and restrictions may be found in its respective SAI.

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Comparison of Share Classes and Distribution Arrangements

Shares of each class of the Target Fund will be exchanged for shares of a specific class of the Acquiring Fund. The following sub-sections identify the Acquiring Fund share class that corresponds with the Target Fund share class as well as the different distribution arrangements among the various share classes.

Class Structure.  The Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and/or service fees, and reductions and waivers thereto, which are designed to address a variety of shareholder servicing needs. In addition, some share classes have certain eligibility requirements that must be met to invest in that class of shares. The eligibility requirements are the same for each Fund and are described in the Funds’ prospectuses.

The share classes offered by the Target Fund and the corresponding share classes of the Acquiring Fund that Target Fund shareholders will receive in connection with the Reorganization are as follows:

Target Fund Share Classes	Acquiring Fund Share Classes

Class A	Class A
Class A5	Class A5
Class B	Class B
Class C	Class C
Class C5	Class C5
Class R	Class R
Class R5	Class R5
Class Y	Class Y
Institutional Class	Institutional Class

Neither Fund currently offers Class B shares to new investors. Existing investors of the Target Fund that owned Class B shares before their closure will continue to receive reinvested dividends in the form of new Class B shares but may no longer add to their existing positions in Class B shares. Shareholders who receive Class B shares in connection with the Reorganization may continue to hold those shares and reinvest dividends until the scheduled conversion date of the Class B shares to Class A shares but may not purchase new Class B shares.

Class A5, C5 and R5 shares are also closed to new investors. Only investors who have continuously maintained an account in Class A5, C5 or R5 of the Target Fund may make additional purchases into Class A5, C5 and R5, respectively, of the Acquiring Fund.

Sales Charges.  The sales charge schedule (if any) of the share classes of the Target Fund are substantially the same as the sales charge schedule (if any) of the corresponding share classes of the Acquiring Fund. Class A and Class A5 shares of each Fund are sold with an initial sales charge that ranges from 5.50% to zero depending on the amount of your investment. Class B, Class C and Class C5 shares of each Fund are sold with a contingent deferred sales charge that may be imposed when the shares are sold. Class A and Class A5 shares may also be subject to a contingent deferred sales charge on purchases of $1 million or more if redeemed prior to 18 months after the date of purchase. Each Fund offers reductions and waivers of the initial sales charge and contingent deferred sale charge to certain eligible investors or under certain circumstances, which are substantially the same between the Funds. Class R, Class R5, Class Y and Institutional Class shares are sold without any initial sales charge or contingent deferred sales charge. Each share class except Class Y and Institutional Class imposes an asset based sales charge or service fee under one or more plans adopted by the Board, which are described in the following section. The Funds’ prospectuses describe the sales charge schedules and applicable waivers and exemptions of each such share class.

You will not pay an initial sales charge on Acquiring Fund Class A or Class A5 shares that you receive in connection with the Reorganization. In addition, the exchange of Class A shares, Class A5 shares, Class B shares, Class C shares or Class C5 shares of the Target Fund for corresponding classes of the Acquiring Fund at the consummation of the Reorganization will not result in the imposition of any contingent deferred sales charge that applies to those share classes. Upon consummation of the Reorganization, former Target Fund shareholders of Class A shares, Class A5 shares, Class B shares, Class C shares or Class C5 shares will be credited for the period of time from their original date of purchase of the Target Fund Class A shares, Class A5 shares, Class B shares, Class C shares or Class C5 shares for purposes of determining the amount of any contingent deferred sales charge that may be due upon subsequent redemption, if any. In addition, the CDSC schedule that applies to the Class B shares of the Target Fund that you own will continue to apply to the Class B shares of the Acquiring Fund that you receive in the Reorganization. The Acquiring Fund initial sales charges for Class A shares and Class A5 shares, and contingent deferred sales charge that apply to Class A shares, Class A5 shares, Class C shares and Class C5 shares, will apply to any Class A, Class A5, Class C or Class C5 shares of the Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge or contingent deferred sales charge.

Distribution Fees.  The Funds have adopted distribution plans and service plans (together, the “Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to each of their Class A, Class A5, Class B, Class C, Class C5, Class R and Class R5 shares. Class Y and Institutional Class shares of the Funds are not subject to the Distribution Plans.

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Pursuant to the Distribution Plans for Class A, Class B, Class C and Class R shares of the Funds, the Funds are authorized to make payments to Invesco Distributors, Inc. (“IDI”), the Funds’ principal underwriter, in connection with the distribution of Fund shares and providing shareholder services at the annual rate of 0.25% of each Fund’s average daily net assets attributable to Class A shares, at the annual rate of 1.00% of each Fund’s average daily net assets attributable to Class B and Class C shares, and at the annual rate of 0.50% of each Fund’s average net assets attributable to Class R shares. Amounts received by IDI may be spent for activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. This type of Distribution Plan is sometimes referred to as a “compensation-type” plan because the underwriter is compensated at a fixed rate, regardless of its actual distribution and service-related expenditures. Thus, it is possible that under this Distribution Plan the underwriter could, in practice, receive payments in excess of the amounts actually paid under the “reimbursement” type Distribution Plan discussed below.

Pursuant to the Distribution Plans for Class A5, Class C5 and Class R5 shares of the Funds, however, IDI may be reimbursed from the Funds only up to the amount it has spent on activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders, up to the same limits as the Funds’ Distribution Plans for Class A, Class C and Class R shares, respectively (i.e., 0.25% for Class A shares, 1.00% for Class C shares and 0.50% for Class R shares). This type of Distribution Plan is sometimes referred to as a “reimbursement-type” plan because the underwriter is only entitled to be reimbursed for its plan-related expenses. This limitation may result in a share class of a Fund paying less than the maximum amounts noted above in a particular year.

The fee tables under the “SUMMARY OF KEY INFORMATION — How do the Funds’ expenses compare” section of this Information Statement/Prospectus describe the fees paid under each Fund’s Distribution Plan for a recent period as well as an estimate of the fees to be paid under the Acquiring Fund’s Distribution Plans following the Reorganization.

Comparison of Purchase and Redemption Procedures

The purchase procedures employed by the Target Fund and the Acquiring Fund are substantially the same. Each Fund offers shares through its distributor on a continuous basis. Shares of the Funds may be purchased directly through the transfer agent and through other authorized financial intermediaries. Investors may purchase both initial and additional shares by mail, wire, telephone or the internet. The Acquiring Fund prospectus enclosed with this Information Statement/Prospectus describes in detail how shareholders can purchase Acquiring Fund shares. Class A, Class A5 (closed to new investments, except for those who have continuously maintained an account in such shares), Class B (closed to new investments, except dividend reinvestments), Class C, Class C5 (closed to new investments, except for those who have continuously maintained an account in such shares) and Class Y shares of the Funds require a minimum investment of $1,000 ($250 for IRA, Roth IRA, and Coverdell Education Savings Accounts). There is no minimum investment required to purchase Class R and Class R5 (closed to new investments, except for those who have continuously maintained an account in such shares) shares. Institutional Class shares of the Acquiring Fund and the Target Fund each require a minimum initial investment that ranges from $0 to $10 million, depending on the type of account making the investment. The Acquiring Fund’s prospectus describes the types of accounts to which the minimum initial investment applies. For accounts participating in a systematic investment program, the minimum investment is $50 ($25 for IRA, Roth IRA, and Coverdell Education Savings Accounts). Certain exemptions apply as set forth in the Funds’ prospectuses. The foregoing investment minimums will not apply to shares received in connection with the Reorganization. However, investors may be charged a small-account fee if account balances remain below the required investment minimum for certain periods. See the Funds’ prospectuses for details.

Comparison of Distribution Policies

The Acquiring Fund declares and pays dividends of net investment income, if any, quarterly, and capital gains distributions, if any, at least annually. The Target Fund declares and pays dividends of net investment income, if any, annually, and capital gains distributions, if any, at least annually. Each Fund may also declare and pay capital gains distributions more than once per year as permitted by law. Each Fund automatically reinvests any dividends from net investment income or capital gains distributions, unless otherwise instructed by a shareholder to pay dividends and distributions in cash.

Forms of Organization and Securities to be Issued

The Target Fund and the Acquiring Fund are series of the same Delaware statutory trust, with the same governing instruments, including the declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Fund and the Acquiring Fund. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share is entitled to equal dividend, liquidation, redemption and voting rights, except where class voting is required by the Trust’s governing instruments, the Board or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The assets and liabilities of each Fund are legally separate from the assets and liabilities of any other fund that is a series of the Trust. More information about the voting, dividend and other rights associated with shares of the Funds can be found in each Fund’s SAI.

At the Closing (defined below), Acquiring Fund shares will be credited to Target Fund shareholders only on a book-entry basis. The Acquiring Fund shall not issue certificates representing shares in connection with the exchange of Target Fund shares, irrespective of whether Target Fund shareholders hold their shares in certificated form. At the Closing, all outstanding certificates representing shares of a Target Fund will be cancelled.

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Comparison of Voting Rights

For each Fund, each share class is entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held. Quorum for a shareholders meeting of each Fund will exist if shareholders representing one-third of the outstanding shares entitled to vote of the Fund are present at the shareholders meeting in person or by proxy. When a quorum is present, a majority of votes cast at a meeting of shareholders shall decide any questions and a plurality shall elect a trustee, unless the Funds’ declaration of trust, by-laws or applicable law provide otherwise.

Shareholders of each Fund are granted the power to vote on certain matters by the laws governing Delaware statutory trusts and by their declaration of trust. The rights to vote on these matters are the same for the Acquiring Fund and the Target Fund. In addition, the 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment management agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

Pending Litigation

Detailed information concerning pending litigation can be found in the Acquiring Fund’s SAI.

Where to Find More Information

For more information with respect to each Fund concerning the following topics, please refer to the following sections of the Funds’ prospectuses: (i) see “Fund Management” for more information about the management of a Fund; (ii) see “Other Information” for more information about a Fund’s policy with respect to dividends and distributions; and (iii) see “Shareholder Account Information” for more information about the pricing, purchase, redemption and repurchase of shares of a Fund, tax consequences to shareholders of various transactions in shares of a Fund, and distribution arrangements of a Fund.

THE PROPOSED REORGANIZATION

Summary of Agreement and Plan of Reorganization

The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Information Statement/Prospectus.

With respect to the Reorganization, if all closing conditions are satisfied, the assets of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Target Fund immediately prior to the Reorganization.

The class or classes of Acquiring Fund shares that Target Fund shareholders will receive in connection with the Reorganization will be the corresponding class or classes of Target Fund shares that Target Fund shareholders hold, as described above under “Comparison of Share Classes and Distribution Arrangements.”

The Target Fund and the Acquiring Fund will be required to make representations and warranties in the form of the Agreement that are customary in matters such as the Reorganization.

If all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur in the second quarter of 2011, (the “Closing Date”) immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”). As soon as reasonably practicable after the Closing, the outstanding shares of the Target Fund will be terminated in accordance with its governing documents and applicable law.

The Agreement may be terminated and the Reorganization may be abandoned at any time by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Board Considerations in Approving the Reorganization

As discussed above, the Target Fund was designed for investors who expected to need all or most of their money in the Target Fund in or about the year 2010. As a result, in June 2010 the Target Fund adopted a static asset allocation similar to that of the Acquiring Fund, in accordance with the Target Fund’s prospectus. As of September 30, 2010, the Target Fund had substantially the same portfolio composition as the Acquiring Fund. The Board therefore determined that reorganizing the Target Fund into the Acquiring Fund would be in the best interests of Target Fund shareholders.

14

The Reorganization proposed in this Information Statement/Prospectus is part of a larger group of reorganizations across Invesco’s mutual fund platform. Because of the large number of proposed reorganizations, each Board of Trustees of the Invesco Funds created an ad hoc committee comprised of both Invesco Fund trustees and Van Kampen legacy trustees (the “Ad Hoc Merger Committee”). The Ad Hoc Merger Committee of the Board met separately three times, from September 2, 2010 through October 13, 2010 to discuss the proposed Reorganization. Two separate meetings of the full Board were also held to review and consider the Reorganization, including presentations by the Ad Hoc Merger Committee. The trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”) held a separate meeting prior to the meeting of the full Board to consider these matters. The Independent Trustees have been advised on this matter by independent counsel to the Independent Trustees and by the independent Senior Officer, an officer of the Trust who reports directly to the Independent Trustees. The Board requested and received from Invesco Advisers and IDI written materials containing relevant information about the Funds and the proposed Reorganization, including fee and expense information on an actual and pro forma estimated basis, and comparative portfolio composition and performance data.

The Board considered the potential benefits and costs of the Reorganization to the Target Fund, the Acquiring Fund and their respective shareholders. The Board reviewed detailed information comparing the following information for the Target Fund and the Acquiring Fund: (1) investment objectives, policies and restrictions; (2) portfolio management; (3) portfolio composition; (4) the comparative short-term and long-term investment performance; (5) the current expense ratios and expense structures, including contractual investment advisory fees; (6) the expected federal income tax consequences to the Funds, including any impact on capital loss carry forwards; and (7) relative asset size and net purchase (redemption) trends. The Board also considered the benefits to the Target Fund of (i) combining with a similar fund to create a larger fund with a more diversified shareholder base; (ii) Invesco Advisers’ paying the expenses related to the Reorganization for the Target Fund; (iii) Invesco Advisers’ agreement to cap expenses of the Acquiring Fund for one year after the Closing; and (iv) the expected tax free nature of the Reorganization for the Target Fund and its shareholders for federal income tax purposes.

With respect to the proposed Reorganization, the Board further considered that (i) Target Fund shareholders would experience no change in management fee or overall total expense ratio on a pro forma basis (after fee waivers and/or expense reimbursements); (ii) the investment strategies and related risks of the Funds are substantially similar; (iii) the Funds have the same portfolio management team; (iv) the Target Fund has substantially the same portfolio composition as the Acquiring Fund; and (v) Invesco Advisers’ agreement to continue the fee cap on the Acquiring Fund’s total expenses, as disclosed above on a pro forma basis, through June 30, 2012.

Based upon the information and considerations described above, the Board, on behalf of the Target Fund and the Acquiring Fund, approved the Reorganization in order to combine the Target Fund with a similar Fund in terms of investment objectives, strategies and risks, portfolio management and portfolio composition to create a larger fund with a relatively more diversified shareholder base. The Board also determined that shareholders of the Funds could potentially benefit from the growth in assets realized by the Reorganization. The Board concluded that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of the Target Fund or the Acquiring Fund from the Reorganization. Consequently, the Board approved the Agreement and the Reorganization on October 27, 2010.

Federal Income Tax Considerations

The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account.

The Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of the Target Fund into the Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•	the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•	the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).

Neither the Target Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganization. As a condition to the Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of the Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Effective Time, of certain representations of the Target Fund

15

and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “WHERE TO FIND ADDITIONAL INFORMATION.”

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

Prior to the Closing of the Reorganization, the Target Fund will declare one or more dividends, and the Acquiring Fund may declare a dividend, payable at or near the time of Closing to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable. Such distributions, if made, are anticipated to be made in the 2011 calendar year and would be taxable to shareholders in such year.

The tax attributes, including capital loss carryovers, of the Target Fund move to the Acquiring Fund in the Reorganization. The capital loss carryovers of the Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. However, it is not anticipated that these limitations on use of a Fund’s capital loss carryovers, if any, would be material, although that depends on the facts at time of Closing of the Reorganization. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

In addition, if the Acquiring Fund following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. The Target Fund’s unrealized appreciation (depreciation) in value of investments on a tax basis as a percentage of its net asset value at June 30, 2010 is 1%, compared to the Acquiring Fund at June 30, 2010 of 1%, and on a combined basis of 1%.

After the Reorganization, shareholders will continue to be responsible for tracking the adjusted tax basis and holding period of their shares for federal income tax purposes.

Costs of the Reorganization

The total cost of the Reorganization to be paid by the Acquiring Fund is estimated to be $30,000. The estimated total costs of the Reorganization for the Target Fund are set forth in the table below.

		Estimated Portion of
		Total Reorganization
	Estimated Total	Costs to be Paid by
	Reorganization Costs	the Target Fund

Invesco Balanced-Risk Retirement 2010 Fund	$40,000	$0

Invesco Advisers will bear the Reorganization costs of the Target Fund. The costs of the Reorganization include legal counsel fees, independent accountant fees and expenses related to the printing and mailing of this Information Statement/Prospectus but do not include any portfolio transaction costs arising from the Reorganization.

OTHER MATTERS

Other Meeting Matters

Management is not aware of any matters or proposals raised by shareholders of the Trust prior to the delivery of this Information Statement/Prospectus. If any other matters come to the attention of the Board, the Board will identify the proposal and indicate the disposition proposed to be made of the proposal by the Board.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address and percent ownership of each person who, as of December 15, 2010, to the knowledge of the Target Fund and the Acquiring Fund, owned 5% or more of the outstanding shares of a class of the Target Fund or the Acquiring Fund, respectively, can be found at Exhibits B and C.

Information regarding the ownership of shares of the Target Fund and the Acquiring Fund by the Trustees of the Trust and executive officers can be found at Exhibits B and C.

Capitalization

The following table sets forth as of September 30, 2010, for the Reorganization, the total net assets, number of shares outstanding and net asset value per share of each class of each Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of the Acquiring Fund after it has combined with the Target Fund. The

16

pro forma capitalization column in the table assumes that the Reorganization has taken place. The capitalizations of the Target Fund, the Acquiring Fund and their classes are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity. The number of outstanding shares of each class of the Target Fund on December 15, 2010 can be found in Exhibit A.

	Invesco	Invesco
	Balanced-Risk	Balanced-Risk
	Retirement 2010	Retirement Now
	Fund	Fund	Pro Forma		Acquiring Fund
	(Target Fund)	(Acquiring Fund)	Adjustments(1)		(pro forma)

Net assets (all classes)	$34,356,066	$22,092,855	—		$56,448,921

Class A net assets	$5,755,434	$2,290,941	—		$8,046,375
Class A shares outstanding	638,753	262,865	21,243	(2)	922,861
Class A net asset value per share	$9.01	$8.72			$8.72

Class A5 net assets	$19,347,552	$14,249,613	—		$33,597,165
Class A5 shares outstanding	2,147,552	1,635,178	73,968	(2)	3,856,698
Class A5 net asset value per share	$9.01	$8.71			$8.71

Class B net assets	$694,667	$314,432	—		$1,009,099
Class B shares outstanding	77,949	36,195	1,973	(2)	116,117
Class B net asset value per share	$8.91	$8.69			$8.69

Class C net assets	$1,674,109	$707,955	—		$2,382,064
Class C shares outstanding	187,720	81,466	4,968	(2)	274,154
Class C net asset value per share	$8.92	$8.69			$8.69

Class C5 net assets	$4,494,774	$3,527,432	—		$8,022,206
Class C5 shares outstanding	503,742	405,837	13,333	(2)	922,912
Class C5 net asset value per share	$8.92	$8.69			$8.69

Class R net assets	$1,333,921	$822,070	—		$2,155,991
Class R shares outstanding	148,567	94,348	4,605	(2)	247,520
Class R net asset value per share	$8.98	$8.71			$8.71

Class R5 net assets	$577,486	$17,834	—		$595,320
Class R5 shares outstanding	64,295	2,047	1,993	(2)	68,335
Class R5 net asset value per share	$8.98	$8.71			$8.71

Class Y net assets	$465,902	$149,548	—		$615,450
Class Y shares outstanding	51,547	17,133	1,830	(2)	70,510
Class Y net asset value per share	$9.04	$8.73			$8.73

Institutional Class net assets	$12,221	$13,030	—		$25,251
Institutional Class shares outstanding	1,350	1,493	49	(2)	2,892
Institutional Class net asset value per share	$9.05	$8.73			$8.73

(1)	Invesco Advisers will bear 100% of the Reorganization expenses of the Target Fund. As a result, there are no pro forma adjustments to net assets.

(2)	Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Target Fund’s shareholder accounts based on the relative value of the Target Fund’s and the Acquiring Fund’s net asset value per share.

Shareholder Proposals

The Funds do not generally hold annual meetings of shareholders. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. After the Reorganization is completed, shareholders of the Target Fund will become shareholders of the Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in a proxy statement because compliance with certain rules under the federal securities laws is required before inclusion of the proposal. Also, the submission does not mean that the proposal will be presented at a future meeting. For a shareholder proposal to be considered at a future shareholder meeting, it must be a proper matter for consideration under applicable law.

WHERE TO FIND ADDITIONAL INFORMATION

This Information Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Fund’s registration statement, which contains the Fund’s prospectuses and related SAIs, is 811-02699.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy materials, registration statements and

17

other information filed (including the Registration Statement relating to the Funds on Form N-14 of which this Information Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such materials may also be obtained from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

18

EXHIBIT A

OUTSTANDING SHARES OF THE TARGET FUND

As of December 15, 2010, there were the following number of shares outstanding of each class of the Target Fund:

Number of Shares
Target Fund/Share Classes	Outstanding
Invesco Balanced-Risk Retirement 2010 Fund
Class A	670,457.28
Class A5	1,865,961.91
Class B	74,102.59
Class C	185,287.81
Class C5	409,607.97
Class R	113,547.15
Class R5	47,952.17
Class Y	51,612.65
Institutional	1,349.86

A-1

EXHIBIT B

OWNERSHIP OF THE TARGET FUND

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Target Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*
Invesco Balanced-Risk Retirement 2010 Fund
EMJAYCO FBO	A	90,866.34	14.00%
CHILD PARENT CENTERS INC 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002
STATE STREET BANK & TRUST CO	A	83,012.62	12.00%
FBO ADP/MSDW ALLIANCE 105 ROSEMONT RD WESTWOOD MA 02090
PERSHING LLC	A	38,834.96	6.00%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001
INTC CUST IRA R/O	A	35,265.63	5.00%
FBO ARLON BAESE NEW BRAUNFELS TX
EDWARD JONES & CO	A5	1,043,734.57	56.00%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3003
BNY MELLON INVESTMENT SERVICING INC	A5	168,374.21	9.00%
FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KNG OF PRUSSA PA 19406-1212
PERSHING LLC	B	8,498.16	11.00%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001
INTC	B	8,499.37	11.00%
GOOD SHEPERD EV. LUTHERAN CHURCH DAVID N RUTSCHOW DOWNERS GROVE IL
AMERICAN ENTERPRISE INVESTMENT. SVC	B	5,624.71	8.00%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
INTC CUST SEP IRA	B	4,320.13	6.00%
ARKADY ROMM LLC FBO ARKADY ROMM CHERRY HILL NJ
INTC CUST ROTH IRA FBO	B	3,428.95	5.00%
KAREN T SACHS BASKING RIDGE NJ
SOFTWARE SCIENCES GROUP INC	C	22,263.23	12.00%
401(K) PLAN WILLIAM A WOLFE TRUSTEE 1919 WOODFIELD DR JAMISON PA 18929-1442
HONOHAN CONSULTING LLC	C	17,183.21	9.00%
THOMAS HONOHAN 11 GLENDALE RD MADISON NJ 07940-1408
UBS WM USA	C	12,353.59	7.00%
OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055
INTC	C	10,781.10	6.00%
CLAUSER FURNITURE BRICE L MINGER BERNE IN
PERSHING LLC	C	9,136.01	5.00%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001
MERRILL LYNCH PIERCE FENNER & SMITH	C	8,480.84	5.00%
FBO THE SOLE BENEFIT OF CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLOOR JACKSONVILLE FL 32246-6484
EDWARD JONES & CO	C5	169,448.87	41.00%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3003
PERSHING LLC	C5	46,397.33	11.00%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001
STATE STREET BANK & TRUST CO	R	25,411.81	22.00%
FBO ADP/MSDW ALLIANCE 105 ROSEMONT RD WESTWOOD MA 02090
FRONTIER TRUST COMPANY FBO	R	22,881.08	20.00%
R A HAIR-EM 401K PL PO BOX 10758 FARGO ND 58106-0758
MERRILL LYNCH PIERCE FENNER & SMITH	R	17,789.83	16.00%
FBO THE SOLE BENEFIT OF CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FLOOR JACKSONVILLE FL 32246-6484
ALICE SOUTHERN EQUIPMENT SERVICE I	R	8,836.57	8.00%
401(K) PLAN IVAN SHAY PIERCE JR TRUSTEE 103 LEIGH ST ALICE TX 78332-9709
HARBOR HOUSE LAW PRESS INC	R	6,909.60	6.00%
401(K) PLAN PETER WRIGHT TRUSTEE 17456 GENL PULLER HWY DELTAVILLE VA 23043
JORDAN PRODUCTS INC	R	6,027.74	5.00%
401(K) PLAN PAUL JORDAN TRUSTEE PENFIELD NY
STATE STREET BANK & TRUST CO	R5	23,653.45	49.00%
FBO ADP/MSDW ALLIANCE 105 ROSEMONT RD WESTWOOD MA 02090-2318
MLPF&S FOR THE SOLE BENEFIT OF	R5	22,082.26	46.00%
ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484

B-1

		Number	Percent
	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*
Invesco Balanced-Risk Retirement 2010 Fund — (continued)
INVESCO ADVISERS, INC.	Y	26,980.51	52.27%
ATTN: CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499
PERSHING LLC	Y	11,095.25	21.50%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001
INTC CUST IRA FBO	Y	3,815.63	7.39%
MARK HENRY RAMSEY ORANGE TX
MG TRUST CO CUST FBO	Y	2,984.04	5.78%
M S D OF PERRY TOWNSHIP 403 B 700 17TH ST STE 300 DENVER CO 80202-3531
INVESCO ADVISERS, INC.	Institutional	1,349.86	100.00%
ATTN: CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499

*	AIM Growth Series (Invesco Growth Series) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

Security Ownership of Management and Trustees

To the best of the knowledge of the Trust, the ownership of shares of the Target Fund by executive officers and Trustees of the Trust as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of December 15, 2010.

B-2

EXHIBIT C

OWNERSHIP OF THE ACQUIRING FUND

Significant Holders

Listed below are the name, address and percent ownership of each person who, as of December 15, 2010, to the best knowledge of the Trust owned 5% or more of the outstanding shares of each class of the Acquiring Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of the Acquiring Fund is presumed to “control” the Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

		Number	Percent
	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*
Invesco Balanced-Risk Retirement Now Fund
STATE STREET BANK & TRUST CO	A	32,100.62	12.00%
FBO ADP/MSDW ALLIANCE 105 ROSEMONT RD WESTWOOD MA 02090
INTC CUST IRA R/O	A	20,819.49	8.00%
FBO LEANNE E CARUSO CINCINNATI OH
PERSHING LLC	A	17,949.19	7.00%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001
NFS LLC FEBO	A	15,805.70	6.00%
NFS/FMTC IRA FBO DENNIS DUGAN 59 HEARTHSTONE BLVD PEMBERTON NJ 08068-1559
EMJAYCO FBO	A	12,343.90	5.00%
CHILD PARENT CENTERS INC 401K 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002
LPL FINANCIAL SERVICES	B	9,631.20	28.00%
9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968
PENSON FINANCIAL SERVICES FBO	B	3,457.48	10.00%
1700 PACIFIC AVE STE 1400 DALLAS TX 75201-4609
FIRST CLEARING, LLC	B	2,400.96	7.00%
SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523
AMERICAN ENTERPRISE INVESTMENT SVC	B	2,436.41	7.00%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
RAYMOND JAMES	B	2,272.19	7.00%
OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1102
INTC CUST IRA R/O	B	2,195.98	6.00%
FBO RONALD WINNINGHAM ST GEORGE UT
INTC	B	1,588.33	5.00%
FHC INC FREDERICK C HAER BRUNSWICK ME
INTC	B	1,656.63	5.00%
MILLER’S CARPETS SALLY A GARAVAGLIA LOGANSPORT IN
PERSHING LLC	C	19,118.67	20.00%
1 PERSHING PLZ JERSEY CITY NJ 07399-0001
FRONTIER TRUSTCO FBO	C	18,045.61	19.00%
WEST GEORGIA PEDIATRIC PARTNERS RET P O BOX 10758 FARGO ND 58106-0758
KRISTIN ROSE	C	12,101.61	13.00%
KRISTIN ROSE CALISTOGA CA
INTC CUST SIMPLE	C	5,627.49	6.00%
SIMPLE IRA FBO GARNIE M JOHNSON JOHNSON INDUSTRIES INC WHITE PINE TN
INTC CUST IRA R/O	C	5,108.61	5.00%
FBO ELPHEGE WINFUL MANCHESTER CT
AMERICAN ENTERPRISE INVESTMENT SVC	C	4,737.42	5.00%
PO BOX 9446 MINNEAPOLIS MN 55440-9446
EDWARD JONES & CO	C5	130,436.33	39.00%
ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3003
WELLS FARGO INVESTMENTS LLC	C5	78,149.54	23.00%
FBO: CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS 625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2323
PERSHING LLC	C5	26,720.57	8.00%
1 PERSHING PLZ JERSEY CITY NJ 07399-0002
AIM ADVISORS INC	Y	13,652.04	86.25%
ATTN: CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499
AIM ADVISORS INC	Y	1,303.91	8.24%
ATTN: CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499
INTC CUST IRA FBO	Y	873.39	5.52%
KARIN S NOACK MEADOWS PLACE TX
INVESCO ADVISERS, INC.	Institutional	1,492.99	100.00%
ATTN: CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499
STATE STREET BANK & TRUST CO	R	23,684.26	27.00%
FBO ADP/MSDW ALLIANCE 105 ROSEMONT RD WESTWOOD MA 02090
FRONTIER TRUSTCO FBO	R	18,929.38	22.00%
MICHAEL G BEHNAN RETPLAN P O BOX 10758 FARGO ND 58106-0758
POWER PLANT OUTAGE SERVICES LLC	R	18,106.46	21.00%
401(K) PLAN JOHN KELLY TRUSTEE 2705 SW 52ND ST CAPE CORAL FL 33914-6695

C-1

		Number	Percent
	Class of	of Shares	Owned of
Name and Address	Shares	Owned	Record*
Invesco Balanced-Risk Retirement Now Fund — (continued)
AGOSTINI ASSOCIATES INC	R	8,713.10	10.00%
401(K) PLAN JAMES S AGOSTINI TRUSTEE 1001 PINNACLE POINT DR STE 310 COLUMBIA SC 29223-5727
INVESCO ADVISERS, INC.	R5	1,578.30	80.00%
ATTN: CORPORATE CONTROLLER 1555 PEACHTREE ST NE STE 1800 ATLANTA GA 30309-2499
STATE STREET BANK & TRUST CO	R5	390.75	20.00%
FBO ADP/MSDW ALLIANCE 105 ROSEMONT RD WESTWOOD MA 02090-2318

*	AIM Growth Series (Invesco Growth Series) has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially..

Security Ownership of Management and Trustees

To the best of the knowledge of the Trust, the ownership of shares of the Acquiring Fund by executive officers and Trustees of the Trust as a group constituted less than 1% of each outstanding class of shares of the Acquiring Fund as of December 15, 2010.

C-2

EXHIBIT D

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this   day of          , 2010 by and among (i) each of the Invesco open-end registered investment companies identified as a Target Entity on Exhibit A hereto (each a “Target Entity”) separately, on behalf of its respective series identified on Exhibit A hereto (each a “Target Fund”); (ii) each of the Invesco open-end registered investment companies identified as an Acquiring Entity on Exhibit A hereto (each an “Acquiring Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each an “Acquiring Fund”); and (iii) Invesco Advisers, Inc. (“IAI”).

WHEREAS, the parties hereto intend for each Acquiring Fund and its corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the assets and assume the liabilities of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund identified on Exhibit A of equal value to the net assets of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a ‘‘Reorganization” and collectively, the “Reorganizations”);

WHEREAS, each Target Entity and each Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to each Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATIONS

1.1. It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately from the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2. Provided that all conditions precedent to a Reorganization set forth herein have been satisfied as of the Closing Date (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, each Target Entity and its corresponding Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.2(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.2(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) and dividends or interest receivable that are owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, except for cash, bank deposits or cash equivalent securities in an amount necessary to pay the estimated costs of extinguishing any Excluded Liabilities (as defined in Section 1.2(c)) and cash in an amount necessary to pay any distributions pursuant to Section 7.1(g) (collectively, ‘‘Assets”).

(c) The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (collectively, with respect to each Target Fund separately, “Liabilities”). If prior to the Closing Date the Acquiring Entity identifies a liability that the Acquiring Entity and the Target Entity mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Entity and the Target Entity at Closing and attached to this Agreement as Schedule 1.2(c) (the ‘‘Excluded Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.2(a), as set forth in Exhibit A, on a pro rata basis within that class, and the Target Fund will as promptly as practicable completely liquidate and dissolve. Such distribution and liquidation will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Ownership of Acquiring Fund shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

2.	VALUATION

2.1. With respect to each Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the business day next preceding the Closing Date (the “Valuation Date”), using the Target Fund’s valuation procedures established by the Target Entity’s Board of Trustees.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of each class computed on the Valuation Date using the Acquiring Fund’s valuation procedures established by the Acquiring Entity’s Board of Trustees, which are the same as the Target Fund’s valuation procedures.

(c) The number of shares issued of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Net Assets of the Target Fund attributable to each class of Target Fund shares by the net asset value per share of the corresponding share class of the Acquiring Fund.

(d) All computations of value shall be made by the Target Fund’s and the Acquiring Fund’s designated recordkeeping agent using the valuation procedures described in this Section 2.

3.	CLOSING AND CLOSING DATE

3.1. Each Reorganization shall close on the date identified on Exhibit A or such other date as the parties may agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (the “Closing”) shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the NYSE on the Closing Date of that Reorganization unless otherwise agreed to by the parties (the “Closing Time”).

3.2. With respect to each Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Date to the Acquiring Fund’s Custodian for the account of the Acquiring Fund, duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s Custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by a Target Fund shall be delivered to the Acquiring Fund’s Custodian by wire transfer of federal funds or other appropriate means on the Closing Date.

(b) The Target Entity shall direct the Target Custodian for each Target Fund to deliver, at the Closing, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide (i) instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary) and (ii) the information and documentation maintained by the Target Fund or its agents relating to the identification and verification of the Target Fund Shareholders under the USA PATRIOT ACT and other applicable anti-money laundering laws, rules and regulations and such other information as the Acquiring Fund may reasonably request. The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct each applicable transfer agent for a Target Fund (the ‘‘Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Entity, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver to the Secretary of the Target Fund a confirmation evidencing the Acquiring Fund shares to be credited on the Closing Date, or provide other evidence satisfactory to the Target Entity that such Acquiring Fund shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Valuation Date or the Closing Date (a) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity or the Target Entity or the authorized officers of either of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1. Each Target Entity, on behalf of itself or, where applicable, a Target Fund, represents and warrants to the Acquiring Entity and its corresponding Acquiring Fund as follows:

(a) The Target Fund is duly organized as a series of the Target Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware with power under its Amended and Restated Agreement and Declaration of Trust and by-laws (“Governing Documents”), to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the ‘‘Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act and state securities laws;

(d) The current prospectus and statement of additional information of the Target Fund and each prospectus and statement of additional information of the Target Fund used at all times between the commencement of operations of the Target Fund and the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Target Fund’s prospectus and statement of additional information;

(f) Except as otherwise disclosed to and accepted by or on behalf of the Acquiring Fund, the Target Fund will on the Closing Date have good title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will acquire Assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Assets;

(g) The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A (the “Prospectus” and “Statement of Additional Information”). Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(h) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(i) On the Closing Date, all material Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. As used in this Agreement, “Tax” or ‘‘Taxes” means (i) any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(j) The Target Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Target Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If Target Fund serves as a funding vehicle for variable contracts (life insurance or annuity), Target Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date. In order to (i) ensure continued qualification of the Target Fund for treatment as a “regulated investment company” for tax purposes and (ii) eliminate any tax liability of the Target Fund arising by reason of undistributed investment company taxable income or net capital gain, the Target Fund, before the Closing Date will declare on or prior to the Valuation Date to the shareholders of Target Fund a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date; (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover); and (C) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year;

(k) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of the Target Entity, on behalf of the Target Fund, and subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(m) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(n) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(o) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2. Each Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and its corresponding Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Agreement and Declaration of Trust, as amended (the “Agreement and Declaration of Trust”), to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted, and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Fund under the 1933 Act are in full force and effect;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transactions contemplated herein, except such as have been or will be obtained (at or prior to the Closing Date) under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws;

(d) The prospectuses and statements of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is in compliance in all material respects with the applicable investment policies and restrictions set forth in the Acquiring Fund’s prospectus and statement of additional information;

(f) The financial statements of the Acquiring Fund for the Acquiring Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Acquiring Fund’s prospectus or statement of additional information included in the Acquiring Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Acquiring Fund’s most recently completed fiscal year, if any, were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(g) Since the last day of the Acquiring Fund’s most recently completed fiscal year, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business;

(h) On the Closing Date, all material Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Acquiring Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements;

(i) The Acquiring Fund has elected to be a regulated investment company under Subchapter M of the Code and is a fund that is treated as a separate corporation under Section 851(g) of the Code. The Acquiring Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and has satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. If the Acquiring Fund serves as a funding vehicle for variable contracts (life insurance or annuity), the Acquiring Fund, with respect to each of its taxable years that has ended prior to the Closing Date during which it has served as such a funding vehicle, has satisfied the diversification requirements of Section 817(h) of the Code and will continue to satisfy the requirements of Section 817(h) of the Code for the period beginning on the first day of its current taxable year and ending on the Closing Date;

(j) All issued and outstanding Acquiring Fund shares are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and non-assessable by the Acquiring Entity and, in every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws;

(k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(l) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(m) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under laws, rules, and regulations applicable to the Acquiring Fund;

(n) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(o) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Invesco or its affiliates.

5.	COVENANTS OF THE ACQUIRING FUND AND THE TARGET FUND

5.1. With respect to each Reorganization:

(a) The Acquiring Fund and the Target Fund each: (i) will operate its business in the ordinary course and substantially in accordance with past practices between the date hereof and the Closing Date for the Reorganization, it being understood that such ordinary course of business may include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) shall use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Acquiring Fund or the Target Fund, as appropriate, in the ordinary course in all material respects.

(b) The Target Fund covenants that the Acquiring Fund shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(c) The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

(d) If reasonably requested by the Acquiring Fund in writing, the Target Entity will provide the Acquiring Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by a Target Fund to the Acquiring Fund, (2) a copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets (the “Target Fund Shareholder Documentation”), certified by its transfer agent or its President or Vice-President to the best of their knowledge and belief, (3) all FIN 48 work papers and supporting statements pertaining to a Target Fund (the “FIN 48 Workpapers”), and (4) the tax books and records of a Target Fund in a Tax-Free Reorganization for purposes of preparing any returns required by law to be filed for tax periods ending after the Closing Date.

(e) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(f) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(g) If reasonably requested in writing by Acquiring Fund, a statement of the earnings and profits (accumulated and current) of the Target Fund for federal income tax purposes that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

(h) It is the intention of the parties that each Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to a Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code.

(i) Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns relating to tax periods ending on or prior to the Closing Date (whether due before or after the Closing Date), or other documents with the Commission, any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, except as otherwise is mutually agreed by the parties.

(j) If reasonably requested in writing by Acquiring Fund, the Target Fund shall deliver to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

6.1. With respect to each Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Target Fund’s election, to the performance by the Acquiring Fund of all of the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) The Acquiring Entity shall have delivered to the Target Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Date; and

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1. With respect to each Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the performance by the Target Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

(b) If requested by Acquiring Fund, the Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets, together with a list of portfolio securities of the Target Fund showing the adjusted tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Target Fund Shareholder Documentation, (iii) if applicable, the FIN 48 Workpapers, (iv) to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (v) a statement of earnings and profits as provided in Section 5.1(h);

(c) The Target Entity shall have delivered to the Acquiring Entity on the Closing Date a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

(d) The Target Custodian shall have delivered the certificate contemplated by Sections 3.2(b) of this Agreement, duly executed by an authorized officer of the Target Custodian;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Date; and

(f) The Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income (determined without regard to any deductions for dividends paid) and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to the Closing Time on the Closing Date; (ii) any such undistributed investment company taxable income and net realized capital gains from any prior period to the extent not otherwise already distributed; and (iii) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for the short taxable year.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE TARGET FUND

With respect to each Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement, the transactions contemplated herein;

8.2. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.3. A registration statement on Form N-14 under the 1933 Act properly registering the Acquiring Fund shares to be issued in connection with the Reorganization shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.4. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Stradley Ronon in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates.

9.	FEES AND EXPENSES

9.1. Each Acquiring Fund will bear its expenses relating to the Reorganizations, which IAI has estimated to be $30,000 per Reorganization. Each Target Fund will bear its costs associated with the Reorganization, provided that the Target Fund is expected to recoup those costs within 24 months following the Reorganization as a result of reduced total annual fund operating expenses. IAI has agreed to bear the Reorganization costs of any Target Fund that does not meet the foregoing threshold based on estimates prepared by the Adviser and discussed with the Board.

10.	FINAL TAX RETURNS AND FORMS 1099 OF TARGET FUND

10.1. After the Closing Date, except as otherwise agreed to by the parties, Target Entity shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by Target Entity with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

11.1. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations by mutual agreement of the parties.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment.

14.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable Federal law, without regard to its principles of conflicts of laws.

14.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original.

14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Agreement and Declaration of Trust of the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

AIM Growth Series (Invesco Growth Series), on
Invesco Advisers, Inc.	behalf of its series identified on Exhibit A hereto

By:	By:
Name: Title:	Name: Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Acquiring Fund (and share classes)	Corresponding Target Fund (and share
and Acquiring Entity	classes) and Target Entity

[List of Reorganizations Omitted]

Schedule 1.2(c)

Excluded Liabilities

None

Schedule 8.6

Tax Opinions

(i) The acquisition by the Acquiring Fund of substantially all of the assets of the Target Fund, as provided for in the Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund shares pursuant to Section 361(a) and Section 357(a) of the Code, except that Target Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.

(iii) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv) No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v) The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.

(vi) The holding periods of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii) No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.

(viii) The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund will be the same as the aggregate tax basis of Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix) The holding period of Acquiring Fund shares received by a shareholder of the Target Fund will include the holding period of the Target Fund shares exchanged therefor, provided that the shareholder held Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x) For purposes of Section 381 of the Code, either: (i) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Income Tax Regulations thereunder; or (ii) The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.

EXHIBIT E

FINANCIAL HIGHLIGHTS

Financial Highlights Information

The financial highlights tables are intended to help you understand the Acquiring Fund’s and the Target Fund’s financial performance for the past five fiscal years and are included in the respective Acquiring Fund’s and the Target Fund’s prospectuses, which are each incorporated herein by reference. The Acquiring Fund’s prospectus also accompanies this Information Statement/Prospectus. The financial highlights tables below provide additional information for the most recent six-month semi-annual reporting period for the Acquiring Fund and the Target Fund. The information is unaudited. The Acquiring Fund’s and the Target Fund’s fiscal year end is December 31 and, accordingly, the Acquiring Fund’s and the Target Fund’s financial highlights tables below contain information for the six-month period ended June 30, 2010.

Acquiring Fund — Invesco Balanced-Risk Retirement Now Fund

The following schedule presents financial highlights for a share of the Acquiring Fund outstanding for the period indicated.

													Ratio of
											Ratio of Expenses		Expenses to		Ratio of Net
										Net Assets,	to Average Net		Average Net		Investment
	Net Asset	Net	Net Gains (Losses)		Dividends	Dividends				End of	Assets with Fee		Assets without		Income
	Value,	Investment	on Securities	Total from	from Net	from Net		Net Asset		Period	Waivers and/or		Fee Waivers		(Loss) to
	Beginning	Income	(both Realized	Investment	Investment	Realized	Total	Value, End	Total	(000s	Expense		and/or Expense		Average Net		Portfolio
	of Period	(Loss)(a)	and Unrealized)	Operations	Income	Gains	Distributions	of Period	Return(b)	omitted)	Reimbursements(c)		Reimbursements		Assets		Turnover(d)

Class A
Six months ended 06/30/10	$8.23	$(0.01)	$0.16	$0.15	$(0.02)	$—	$(0.02)	$8.36	1.86%	$1,933	0.25	%(e)	6.40	%(e)	(0.19	)%(e)	25%
Class A5
Six months ended 06/30/10(f)	8.30	(0.00)	0.06	0.06	—	—	—	8.36	0.72	17,325	0.25	(e)	1.06	(e)	(0.19	)(e)	25
Class B
Six months ended 06/30/10	8.24	(0.04)	0.16	0.12	(0.01)	—	(0.01)	8.35	1.43	258	1.00	(e)	7.15	(e)	(0.94	)(e)	25
Class C
Six months ended 06/30/10	8.23	(0.04)	0.17	0.13	(0.01)	—	(0.01)	8.35	1.55	617	1.00	(e)	7.15	(e)	(0.94	)(e)	25
Class C5
Six months ended 06/30/10(f)	8.30	(0.01)	0.06	0.05	—	—	—	8.35	0.60	3,623	1.00	(e)	1.81	(e)	(0.94	)(e)	25
Class R
Six months ended 06/30/10	8.24	(0.02)	0.16	0.14	(0.02)	—	(0.02)	8.36	1.68	737	0.50	(e)	6.65	(e)	(0.44	)(e)	25
Class R5
Six months ended 06/30/10(f)	8.31	(0.00)	0.05	0.05	—	—	—	8.36	0.60	118	0.50	(e)	1.31	(e)	(0.44	)(e)	25
Class Y
Six months ended 06/30/10	8.23	0.00	0.17	0.17	(0.03)	—	(0.03)	8.37	2.05	146	0.00	(e)	6.15	(e)	0.06	(e)	25
Institutional Class
Six months ended 06/30/10	8.23	0.00	0.17	0.17	(0.03)	—	(0.03)	8.37	2.05	50	0.00	(e)	5.93	(e)	0.06	(e)	25

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.63% for the six months ended June 30, 2010.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,625, $17,922, $336, $402, $3,643, $520, $117, $39 and $50 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y, and Institutional Class shares, respectively.

(f)	Commencement date of June 1, 2010 for Class A5, Class C5 and Class R5.

E-1

Target Fund — Invesco Balanced-Risk Retirement 2010 Fund

The following schedule presents financial highlights for a share of the Acquiring Fund outstanding for the period indicated.

													Ratio of
											Ratio of Expenses		Expenses to		Ratio of Net
										Net Assets,	to Average Net		Average Net		Investment
	Net Asset	Net	Net Gains on		Dividends	Dividends				End of	Assets with Fee		Assets without		Income
	Value,	Investment	Securities (both	Total from	from Net	from Net		Net Asset		Period	Waivers and/or		Fee Waivers		(Loss) to
	Beginning	Income	Realized and	Investment	Investment	Realized	Total	Value, End	Total	(000s	Expense		and/or Expense		Average Net		Portfolio
	of Period	(Loss)(a)	Unrealized)	Operations	Income	Gains	Distributions	of Period	Return(b)	omitted)	Reimbursements(c)		Reimbursements		Assets		Turnover(d)

Class A
Six months ended 06/30/10	$8.49	$(0.01)	$0.16	$0.15	$—	$—	$—	$8.64	1.77%	$5,737	0.25	%(e)	2.44	%(e)	(0.19	)%(e)	68%
Class A5
Six months ended 06/30/10(f)	8.58	(0.00)	0.06	0.06	—	—	—	8.64	0.70	25,421	0.25	(e)	0.78	(e)	(0.19	)(e)	68
Class B
Six months ended 06/30/10	8.44	(0.04)	0.16	0.12	—	—	—	8.56	1.42	652	1.00	(e)	3.19	(e)	(0.94	)(e)	68
Class C
Six months ended 06/30/10	8.44	(0.04)	0.17	0.13	—	—	—	8.57	1.54	1,480	1.00	(e)	3.19	(e)	(0.94	)(e)	68
Class C5
Six months ended 06/30/10(f)	8.52	(0.01)	0.06	0.05	—	—	—	8.57	0.59	5,176	1.00	(e)	1.53	(e)	(0.94	)(e)	68
Class R
Six months ended 06/30/10	8.47	(0.02)	0.17	0.15	—	—	—	8.62	1.77	1,210	0.50	(e)	2.69	(e)	(0.44	)(e)	68
Class R5
Six months ended 06/30/10(f)	8.56	(0.00)	0.06	0.06	—	—	—	8.62	0.70	760	0.50	(e)	1.03	(e)	(0.44	)(e)	68
Class Y
Six months ended 06/30/10	8.49	0.00	0.17	0.17	—	—	—	8.66	2.00	450	0.00	(e)	2.19	(e)	0.06	(e)	68
Institutional Class
Six months ended 06/30/10	8.51	0.00	0.17	0.17	—	—	—	8.68	2.00	12	0.00	(e)	2.05	(e)	0.06	(e)	68

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.66% for the six months ended June 30, 2010.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,288, $28,839, $614, $1,478, $5,401, $1,135, $817, $146 and $12 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y, and Institutional Class shares, respectively.

(f)	Commencement date of June 1, 2010 for Class A5, Class C5 and Class R5.

E-2

Statutory Prospectus Supplement dated November 10, 2010
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A5, B, C, C5, R, R5, Y and Institutional Class shares of the Funds listed below:
Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Retirement 2010 Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Following a number of meetings held in September and October 2010, the Board of Trustees of Invesco Balanced-Risk Retirement 2010 Fund (the “2010 Fund”), a series portfolio of AIM Growth Series (Invesco Growth Series), unanimously approved the reorganization of the Fund into Invesco Balanced-Risk Retirement Now Fund (the “Now Fund”), a series portfolio of AIM Growth Series (Invesco Growth Series). The 2010 Fund will transfer all of its assets and liabilities to the Now Fund, in exchange for shares of the Now Fund that will be distributed to 2010 Fund shareholders.
The reorganization is expected to be consummated in or around April 2011. Upon closing of the reorganization, shareholders of the 2010 Fund will receive a corresponding class of shares of the Now Fund in exchange for their shares of the 2010 Fund and the 2010 Fund will liquidate and cease operations.
A combined Information Statement/Prospectus will be sent to shareholders of the 2010 Fund and will include a full discussion of the reorganization and the factors the Board of Trustees considered in approving the reorganization.
IBRR-Sup-1 111010

Statutory Prospectus Supplement dated October 6, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, A5, B, B5, C, C5, P, R, R5, S, Y and Investor Class, as applicable, of each of the Funds listed below:
Invesco Asia Pacific Growth Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Retirement 2010 Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Retirement Now Fund
Invesco Capital Development Fund
Invesco Charter Fund
Invesco China Fund
Invesco Constellation Fund
Invesco Developing Markets Fund
Invesco Diversified Dividend Fund
Invesco Endeavor Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Global Equity Fund
Invesco Global Fund
Invesco Global Growth Fund
Invesco Global Health Care Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco International Growth Fund
Invesco International Small Company Fund
Invesco Japan Fund
Invesco Mid Cap Core Equity Fund
Invesco Select Equity Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Companies Fund
Invesco Summit Fund
The following information is added to the end of the first paragraph appearing under the heading “OTHER INFORMATION — Sales Charges”:
“Purchases of Class B and Class C shares are subject to a contingent deferred sales charge. For more information on contingent deferred sales charges, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.”
Invesco Retail-SUP-1B 100610

Statutory Prospectus Supplement dated September 20, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, A2, A5, B, B5, C, C5, P, R, R5, S, Y, Invesco Cash Reserve Shares and Investor Class shares, as applicable, for each of the Funds listed below:
Invesco Asia Pacific Growth Fund
Invesco Balanced Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Retirement 2010 Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Retirement Now Fund
Invesco Basic Balanced Fund
Invesco Basic Value Fund
Invesco California Tax-Free Income Fund
Invesco Capital Development Fund
Invesco Charter Fund
Invesco China Fund
Invesco Commodities Strategy Fund
Invesco Conservative Allocation Fund
Invesco Constellation Fund
Invesco Convertible Securities Fund
Invesco Core Bond Fund
Invesco Core Plus Bond Fund
Invesco Developing Markets Fund
Invesco Diversified Dividend Fund
Invesco Dividend Growth Securities Fund
Invesco Dynamics Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Endeavor Fund
Invesco Energy Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Financial Services Fund
Invesco Floating Rate Fund
Invesco Fundamental Value Fund
Invesco Global Fund
Invesco Global Advantage Fund
Invesco Global Core Equity Fund
Invesco Global Dividend Growth Securities Fund
Invesco Global Equity Fund
Invesco Global Growth Fund
Invesco Global Health Care Fund
Invesco Global Real Estate Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco Gold & Precious Metals Fund
Invesco Growth Allocation Fund
Invesco Health Sciences Fund
Invesco High Income Municipal Fund
Invesco High Yield Fund
Invesco High Yield Securities Fund
Invesco Income Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Small Company Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco Large Cap Basic Value Fund
Invesco Large Cap Growth Fund
Invesco Large Cap Relative Value Fund
Invesco Leisure Fund
Invesco LIBOR Alpha Fund
Invesco Limited Maturity Treasury Fund
Invesco Mid Cap Basic Value Fund
Invesco Mid Cap Core Equity Fund
Invesco Mid-Cap Value Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Money Market Fund
Invesco Multi-Sector Fund
Invesco Municipal Fund
Invesco Municipal Bond Fund
Invesco New York Tax-Free Income Fund
Invesco Pacific Growth Fund
Invesco Real Estate Fund
Invesco S&P 500 Index Fund
Invesco Select Equity Fund
Invesco Select Real Estate Income Fund
Invesco Short Term Bond Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Companies Fund
Invesco Small-Mid Special Value Fund
Invesco Special Value Fund
Invesco Structured Core Fund
Invesco Summit Fund
Invesco Tax-Exempt Securities Fund
Invesco Tax-Free Intermediate Fund
Invesco Technology Fund
Invesco Technology Sector Fund
Invesco U.S. Government Fund
Invesco U.S. Mid Cap Value Fund
Invesco U.S. Small Cap Value Fund
Invesco U.S. Small/Mid Cap Value Fund
Invesco Utilities Fund
Invesco Value Fund
Invesco Value II Fund
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Asset Allocation Conservative Fund
Invesco Van Kampen Asset Allocation Growth Fund
Invesco Van Kampen Asset Allocation Moderate Fund
Invesco Van Kampen California Insured Tax Free Fund
Invesco Van Kampen Capital Growth Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Core Equity Fund
Invesco Van Kampen Core Plus Fixed Income Fund
Invesco Van Kampen Corporate Bond Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen Enterprise Fund
Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Equity Premium Income Fund
Invesco Van Kampen Global Equity Allocation Fund

1

Invesco Van Kampen Global Franchise Fund
Invesco Van Kampen Global Tactical Asset Allocation Fund
Invesco Van Kampen Government Securities Fund
Invesco Van Kampen Growth and Income Fund
Invesco Van Kampen Harbor Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen Insured Tax Free Income Fund
Invesco Van Kampen Intermediate Term Municipal Income Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Leaders Fund
Invesco Van Kampen Limited Duration Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Municipal Income Fund
Invesco Van Kampen New York Tax Free Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Van Kampen Real Estate Securities Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Technology Fund
Invesco Van Kampen U.S. Mortgage Fund
Invesco Van Kampen Utility Fund
Invesco Van Kampen Value Opportunities Fund
Effective November 30, 2010, Class B or Class B5 shares may not be purchased or acquired by exchange from share classes other than Class B or Class B5 shares. Any investment received by a Fund on or after this date that is intended for Class B or Class B5 shares will be rejected.
Shareholders with investments in Class B or Class B5 shares may continue to hold such shares until they convert to Class A or Class A5 shares, respectively. However, no additional investments will be accepted in Class B or Class B5 shares on or after November 30, 2010. Dividends and capital gain distributions may continue to be reinvested in Class B or Class B5 shares until their conversion dates. In addition, shareholders invested in Class B or Class B5 shares will be able to exchange those shares for Class B or Class B5 shares, respectively, of other Invesco Funds offering such shares until they convert.
The following information was added as a new heading under “SHAREHOLDER ACCOUNT INFORMATION — Redeeming Shares” on page A-9 in the Prospectus:
“Minimum Account Balance
A low balance fee of $12 per year will be deducted in the fourth quarter of each year from all Class A share, Class B share, Class C share and Investor Class share accounts held in the Fund (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Fund and the Adviser. The Fund and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our web site, www.invesco.com/us, on or about November 15 of each year. This fee will be payable to the transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the transfer agent to offset amounts that would otherwise be payable by the Fund to the transfer agent under the transfer agency agreement. The low balance fee is not applicable to Fund Accounts comprised of: (i) fund of funds accounts, (ii) escheated accounts, (iii) accounts participating in a Systematic Purchase Plan established directly with the Fund, (iv) accounts with Dollar Cost Averaging, (v) accounts in which Class B Shares are immediately involved in the automatic conversion to Class A Shares, and those corresponding Class A Shares immediately involved in such conversion, (vi) accounts in which all shares are evidenced by share certificates, (vii) certain retirement plan accounts, (viii) forfeiture accounts in connection with certain retirement plans, (ix) investments in Class P, Class R, Class S or Class Y Shares, (x) certain money market funds (Investor Class of Premier U.S. Government Money, Premier Tax-Exempt and Premier Portfolios; all classes of Invesco Money Market Fund; and all classes of Invesco Tax-Exempt Cash Fund), or (xi) accounts in Class A shares established pursuant to an advisory fee program.
Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules which differ from those described in this prospectus. In such cases, there may be low balance fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.”

2

Prospectus	April 30, 2010

Invesco Balanced-Risk Retirement Now Fund
(formerly known as AIM Independence Now Fund)
Class: A (IANAX), B (IANBX), C (IANCX), R (IANRX), and Y (IANYX)
Invesco Balanced-Risk Retirement 2010 Fund
(formerly known as AIM Independence 2010 Fund)
Class: A (INJAX), B (INJBX), C (INJCX), R (INJRX), and Y (INJYX)
Invesco Balanced-Risk Retirement 2020 Fund
(formerly known as AIM Independence 2020 Fund)
Class: A (AFTAX), B (AFTBX), C (AFTCX), R (AFTRX), and Y (AFTYX)
Invesco Balanced-Risk Retirement 2030 Fund
(formerly known as AIM Independence 2030 Fund)
Class: A (TNAAX), B(TNABX), C (TNACX), R(TNARX), and Y (TNAYX)
Invesco Balanced-Risk Retirement 2040 Fund
(formerly known as AIM Independence 2040 Fund)
Class: A (TNDAX), B (TNDBX), C (TNDCX), R (TNDRX), and Y (TNDYX)
Invesco Balanced-Risk Retirement 2050 Fund
(formerly known as AIM Independence 2050 Fund)
Class: A (TNEAX), B (TNEBX), C (TNECX), R (TNERX), and Y (TNEYX)

Invesco Balanced-Risk Retirement Now Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation.

Invesco Balanced-Risk 2010 Retirement Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Invesco Balanced-Risk 2020 Retirement Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Invesco Balanced-Risk 2030 Retirement Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Invesco Balanced-Risk 2040 Retirement Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Invesco Balanced-Risk 2050 Retirement Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

This prospectus contains important information about the Class A, B, C, R and Y shares of the Funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Funds:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summaries	1
Invesco Balanced-Risk Retirement Now Fund	1
Invesco Balanced-Risk Retirement 2010 Fund	5
Invesco Balanced-Risk Retirement 2020 Fund	9
Invesco Balanced-Risk Retirement 2030 Fund	13
Invesco Balanced-Risk Retirement 2040 Fund	18
Invesco Balanced-Risk Retirement 2050 Fund	22

Investment Objectives, Strategies, Risks and Portfolio Holdings	26
Invesco Balanced-Risk Retirement Now Fund	26
Invesco Balanced-Risk Retirement 2010 Fund	28
Invesco Balanced-Risk Retirement 2020 Fund	30
Invesco Balanced-Risk Retirement 2030 Fund	32
Invesco Balanced-Risk Retirement 2040 Fund	34
Invesco Balanced-Risk Retirement 2050 Fund	36
All Funds	38

Fund Management	40
The Advisers	40
Adviser Compensation	40
Portfolio Managers	40

Other Information	40
Sales Charges	40
Dividends and Distributions	41

Benchmark Descriptions	41

Financial Highlights	44

Hypothetical Investment and Expense Information	50

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-2
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-5
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-11
Payments to Financial Intermediaries	A-12
Important Notice Regarding Delivery of Security Holder Documents	A-13

Obtaining Additional Information	Back Cover

        Invesco Growth Series

Fund Summaries

INVESCO BALANCED-RISK RETIREMENT NOW FUND

Investment Objectives
The Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-2 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page l-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	10.22	10.22	10.22	10.22	10.22%

Acquired Fund Fees and Expenses	0.63	0.63	0.63	0.63	0.63

Total Annual Fund Operating Expenses	11.10	11.85	11.85	11.35	10.85

Fee Waiver and/or Expense Reimbursement[1]	10.22	10.22	10.22	10.22	10.22

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.88	1.63	1.63	1.13	0.63

1	Effective November 4, 2009, the Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Class A, B, C, R and Y shares to 0.25%, 1.00%, 1.00%, 0.50% and 0.00%, respectively, of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$635	$2,688	$4,498	$8,142

Class B	666	2,751	4,633	8,239

Class C	266	2,451	4,433	8,317

Class R	115	2,326	4,264	8,131

Class Y	64	2,199	4,091	7,933

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$635	$2,688	$4,498	$8,142

Class B	166	2,451	4,433	8,239

Class C	166	2,451	4,433	8,317

Class R	115	2,326	4,264	8,131

Class Y	64	2,199	4,091	7,933

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 155% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement Now Fund

Invesco Balanced-Risk Allocation Fund	60.00%

Liquid Assets Portfolio	20.00%

Premier Portfolio	20.00%

Total	100%

The Fund’s name indicates that an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Real return is total return reduced by the impact of inflation.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and

1        Invesco Growth Series

increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2%	13.0%	21.4%

Fixed Income	28.7%	51.0%	82.1%

Cash Equivalents	40.0%	40.0%	40.0%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund.   Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

2        Invesco Growth Series

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell it. Failure of a municipal security issue to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, an underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, an underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate,

3        Invesco Growth Series

credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 31, 2010): 0.89%
Best Quarter (ended September 30, 2009): 9.78%
Worst Quarter (ended December 31, 2008): (8.89)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Class A: Inception (01/31/07)
Return Before Taxes	8.25%	(2.65)%
Return After Taxes on Distributions	6.26	(4.54)
Return After Taxes on Distributions and Sale of Fund Shares	5.36	(3.26)

Class B: Inception (01/31/07)	8.66	(2.36)

Class C: Inception (01/31/07)	12.67	(1.52)

Class R: Inception (01/31/07)	14.38	(0.97)

Class Y: Inception (10/03/08)	14.82	(0.64)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence Now Index	15.80	1.87

Custom Balanced-Risk Retirement Now Index	15.65	1.83

Lipper Mixed-Asset Target Allocation Conservative Funds Index	20.04	1.90

1	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence Now Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement Now Index, in order to better reflect the investments of the Fund.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

4        Invesco Growth Series

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO BALANCED-RISK RETIREMENT 2010 FUND

Investment Objectives
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-2 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page l-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	3.67	3.67	3.67	3.67	3.67%

Acquired Fund Fees and Expenses	0.66	0.66	0.66	0.66	0.66

Total Annual Fund Operating Expenses	4.58	5.33	5.33	4.83	4.33

Fee Waiver and/or Expense Reimbursement[1]	3.67	3.67	3.67	3.67	3.67

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.91	1.66	1.66	1.16	0.66

1	Effective November 4, 2009, the Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Class A, B, C, R and Y shares to 0.25%, 1.00%, 1.00%, 0.50% and 0.00%, respectively, of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$638	$1,543	$2,455	$4,770

Class B	669	1,567	2,557	4,909

Class C	269	1,267	2,357	5,053

Class R	118	1,123	2,131	4,667

Class Y	67	977	1,899	4,258

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$638	$1,543	$2,455	$4,770

Class B	169	1,267	2,357	4,909

Class C	169	1,267	2,357	5,053

Class R	118	1,123	2,131	4,667

Class Y	67	977	1,899	4,258

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement 2010 Fund

Invesco Balanced-Risk Allocation Fund	61.00%

Liquid Assets Portfolio	19.50%

Premier Portfolio	19.50%

Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the

5        Invesco Growth Series

asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excess volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7%	20.8%	35.6%

Fixed Income	47.8%	81.6%	136.9%

Cash Equivalents	0.0%	0.0%	0.0%

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0%	17.4%	28.5%

Fixed Income	38.3%	68.0%	109.5%

Cash Equivalents	20.0%	20.0%	20.0%

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2%	13.0%	21.4%

Fixed Income	28.7%	51.0%	82.1%

Cash Equivalents	40.0%	40.0%	40.0%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund.   Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be

6        Invesco Growth Series

subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell it. Failure of a municipal security issue to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

7        Invesco Growth Series

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, an underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, an underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 31, 2010): 0.94%
Best Quarter (ended September 30, 2009): 10.72%
Worst Quarter (ended December 31, 2008): (9.84)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Class A: Inception (01/31/07)
Return Before Taxes	9.09%	(3.00)%
Return After Taxes on Distributions	7.28	(4.43)
Return After Taxes on Distributions and Sale of Fund Shares	5.95	(3.31)

Class B: Inception (01/31/07)	9.64	(2.73)

Class C: Inception (01/31/07)	13.49	(1.82)

Class R: Inception (01/31/07)	15.11	(1.33)

Class Y1: Inception (10/03/08)	15.64	(0.99)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence 2010 Index	16.65	1.39

Custom Balanced-Risk Retirement 2010 Index	16.44	1.33

Lipper Mixed-Asset Target 2010 Funds Index	21.58	(0.20)

1	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

8        Invesco Growth Series

  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence 2010 Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement 2010 Index, in order to better reflect the investments of the Fund.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO BALANCED-RISK RETIREMENT 2020 FUND

Investment Objectives
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-2 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page l-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	1.83	1.83	1.83	1.83	1.83%

Acquired Fund Fees and Expenses	0.74	0.74	0.74	0.74	0.74

Total Annual Fund Operating Expenses	2.82	3.57	3.57	3.07	2.57

Fee Waiver and/or Expense Reimbursement[1]	1.83	1.83	1.83	1.83	1.83

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99	1.74	1.74	1.24	0.74

1	Effective November 4, 2009, the Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Class A, B, C, R and Y shares to 0.25%, 1.00%, 1.00%, 0.50% and 0.00%, respectively, of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

9        Invesco Growth Series

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$645	$1,212	$1,803	$3,399

Class B	677	1,225	1,894	3,547

Class C	277	925	1,694	3,716

Class R	126	776	1,451	3,255

Class Y	76	625	1,201	2,768

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$645	$1,212	$1,803	$3,399

Class B	177	925	1,694	3,547

Class C	177	925	1,694	3,716

Class R	126	776	1,451	3,255

Class Y	76	625	1,201	2,768

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 185% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement 2020 Fund

Invesco Balanced-Risk Allocation Fund	100.00%

Liquid Assets Portfolio	0.00%

Premier Portfolio	0.00%

Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7%	20.8%	35.6%

Fixed Income	47.8%	81.6%	136.9%

Cash Equivalents	0.0%	0.0%	0.0%

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0%	17.4%	28.5%

Fixed Income	38.3%	68.0%	109.5%

Cash Equivalents	20.0%	20.0%	20.0%

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2%	13.0%	21.4%

Fixed Income	28.7%	51.0%	82.1%

Cash Equivalents	40.0%	40.0%	40.0%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund.   Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

10        Invesco Growth Series

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds,

11        Invesco Growth Series

the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell it. Failure of a municipal security issue to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, an underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, an underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invesco.com.

12        Invesco Growth Series

Annual Total Returns
The bar chart shows changes in the performance of the Fund shares from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 31, 2010): 1.63%
Best Quarter (ended June 30, 2009): 15.86%
Worst Quarter (ended December 31, 2008): (15.38)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Class A: Inception (01/31/07)
Return Before Taxes	15.80%	(5.07)%
Return After Taxes on Distributions	13.37	(6.41)
Return After Taxes on Distributions and Sale of Fund Shares	10.31	(4.98)

Class B: Inception (01/31/07)	16.45	(4.84)

Class C: Inception (01/31/07)	20.66	(3.99)

Class R: Inception (01/31/07)	22.15	(3.47)

Class Y1: Inception (10/03/08)	22.70	(3.15)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence 2020 Index	20.46	(1.07)

Custom Balanced-Risk Retirement 2020 Index	20.81	(0.97)

Lipper Mixed-Asset Target 2020 Funds Index	27.70	(1.69)

1	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence 2020 Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement 2020 Index, in order to better reflect the investments of the Fund.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO BALANCED-RISK RETIREMENT 2030 FUND

Investment Objectives
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-2 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page l-1 of the statement of additional information (SAI).

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Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	2.15	2.15	2.15	2.15	2.15%

Acquired Fund Fees and Expenses	0.78	0.78	0.78	0.78	0.78

Total Annual Fund Operating Expenses	3.18	3.93	3.93	3.43	2.93

Fee Waiver and/or Expense Reimbursement[1]	2.15	2.15	2.15	2.15	2.15

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03	1.78	1.78	1.28	0.78

1	Effective November 4, 2009, the Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Class A, B, C, R and Y shares to 0.25%, 1.00%, 1.00%, 0.50% and 0.00%, respectively, of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$649	$1,286	$1,945	$3,702

Class B	681	1,301	2,039	3,849

Class C	281	1,001	1,839	4,012

Class R	130	853	1,599	3,568

Class Y	80	703	1,353	3,098

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$649	$1,286	$1,945	$3,702

Class B	181	1,001	1,839	3,849

Class C	181	1,001	1,839	4,012

Class R	130	853	1,599	3,568

Class Y	80	703	1,353	3,098

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 201% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement 2030 Fund

Invesco Balanced-Risk Allocation Fund	100.00%

Liquid Assets Portfolio	0.00%

Premier Portfolio	0.00%

Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of

14        Invesco Growth Series

leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7%	20.8%	35.6%

Fixed Income	47.8%	81.6%	136.9%

Cash Equivalents	0.0%	0.0%	0.0%

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0%	17.4%	28.5%

Fixed Income	38.3%	68.0%	109.5%

Cash Equivalents	20.0%	20.0%	20.0%

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2%	13.0%	21.4%

Fixed Income	28.7%	51.0%	82.1%

Cash Equivalents	40.0%	40.0%	40.0%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund.   Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances,

15        Invesco Growth Series

certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

16        Invesco Growth Series

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 31, 2010): 1.45%
Best Quarter (ended June 30, 2009): 20.35%
Worst Quarter (ended December 31, 2008): (19.67)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Class A: Inception (01/31/07)
Return Before Taxes	19.76%	(6.93)%
Return After Taxes on Distributions	17.54	(8.11)
Return After Taxes on Distributions and Sale of Fund Shares	12.94	(6.41)

Class B: Inception (01/31/07)	20.86	(6.67)

Class C: Inception (01/31/07)	24.86	(5.80)

Class R: Inception (01/31/07)	26.64	(5.36)

Class Y1: Inception (10/03/08)	27.13	(5.00)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence 2030 Index	24.58	(3.65)

Custom Balanced-Risk Retirement 2030 Index	23.33	(3.98)

Lipper Mixed-Asset Target 2030 Funds Index	30.89	(3.99)

1	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence 2030 Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement 2030 Index, in order to better reflect the investments of the Fund.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

17        Invesco Growth Series

INVESCO BALANCED-RISK RETIREMENT 2040 FUND

Investment Objectives
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-2 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page l-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	3.89	3.89	3.89	3.89	3.89%

Acquired Fund Fees and Expenses	0.81	0.81	0.81	0.81	0.81

Total Annual Fund Operating Expenses	4.95	5.70	5.70	5.20	4.70

Fee Waiver and/or Expense Reimbursement[1]	3.88	3.88	3.88	3.88	3.88

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.07	1.82	1.82	1.32	0.82

1	Effective November 4, 2009, the Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Class A, B, C, R and Y shares to 0.25%, 1.00%, 1.00%, 0.50% and 0.00%, respectively, of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$653	$1,626	$2,600	$5,038

Class B	685	1,653	2,705	5,175

Class C	285	1,353	2,505	5,314

Class R	134	1,211	2,282	4,943

Class Y	84	1,066	2,054	4,550

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$653	$1,626	$2,600	$5,038

Class B	185	1,353	2,505	5,175

Class C	185	1,353	2,505	5,314

Class R	134	1,211	2,282	4,943

Class Y	84	1,066	2,054	4,550

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 214% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement 2040 Fund

Invesco Balanced-Risk Allocation Fund	100.00%

Liquid Assets Portfolio	0.00%

Premier Portfolio	0.00%

Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and

18        Invesco Growth Series

increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7%	20.8%	35.6%

Fixed Income	47.8%	81.6%	136.9%

Cash Equivalents	0.0%	0.0%	0.0%

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0%	17.4%	28.5%

Fixed Income	38.3%	68.0%	109.5%

Cash Equivalents	20.0%	20.0%	20.0%

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2%	13.0%	21.4%

Fixed Income	28.7%	51.0%	82.1%

Cash Equivalents	40.0%	40.0%	40.0%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund.   Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

19        Invesco Growth Series

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Liquid Assets Portfolio’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an

20        Invesco Growth Series

underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 31, 2010): 1.49%
Best Quarter (ended June 30, 2009): 22.22%
Worst Quarter (ended December 31, 2008): (21.26)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Class A: Inception (01/31/07)
Return Before Taxes	20.65%	(7.93)%
Return After Taxes on Distributions	18.48	(9.07)
Return After Taxes on Distributions and Sale of Fund Shares	13.48	(7.20)

Class B: Inception (01/31/07)	21.90	(7.66)

Class C: Inception (01/31/07)	25.72	(6.84)

Class R: Inception (01/31/07)	27.47	(6.38)

Class Y1: Inception (10/03/08)	27.96	(6.03)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence 2040 Index	26.85	(4.85)

Custom Balanced-Risk Retirement 2040 Index	24.69	(5.41)

Lipper Mixed-Asset Target 2040 Funds Index	32.00	(5.05)

1	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence 2040 Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement 2040 Index, in order to better reflect the investments of the Fund.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

21        Invesco Growth Series

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO BALANCED-RISK RETIREMENT 2050 FUND

Investment Objectives
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-2 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page l-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None

Other Expenses	6.95	6.95	6.95	6.95	6.95%

Acquired Fund Fees and Expenses	0.82	0.82	0.82	0.82	0.82

Total Annual Fund Operating Expenses	8.02	8.77	8.77	8.27	7.77

Fee Waiver and/or Expense Reimbursement[1]	6.94	6.94	6.94	6.94	6.94

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.08	1.83	1.83	1.33	0.83

1	Effective November 4, 2009, the Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Class A, B, C, R and Y shares to 0.25%, 1.00%, 1.00%, 0.50% and 0.00%, respectively, of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$654	$2,182	$3,619	$6,849

Class B	686	2,228	3,741	6,966

Class C	286	1,928	3,541	7,071

Class R	135	1,795	3,347	6,805

Class Y	85	1,659	3,147	6,522

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$654	$2,182	$3,619	$6,849

Class B	186	1,928	3,541	6,966

Class C	186	1,928	3,541	7,071

Class R	135	1,795	3,347	6,805

Class Y	85	1,659	3,147	6,522

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 214% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement 2050 Fund

Invesco Balanced-Risk Allocation Fund	100.00%

Liquid Assets Portfolio	0.00%

Premier Portfolio	0.00%

Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the

22        Invesco Growth Series

asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7%	20.8%	35.6%

Fixed Income	47.8%	81.6%	136.9%

Cash Equivalents	0.0%	0.0%	0.0%

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0%	17.4%	28.5%

Fixed Income	38.3%	68.0%	109.5%

Cash Equivalents	20.0%	20.0%	20.0%

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2%	13.0%	21.4%

Fixed Income	28.7%	51.0%	82.1%

Cash Equivalents	40.0%	40.0%	40.0%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund.   Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be

23        Invesco Growth Series

subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

24        Invesco Growth Series

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended March 31, 2010): 1.40%
Best Quarter (ended June 30, 2009): 23.11%
Worst Quarter (ended December 31, 2008): (22.34)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Class A: Inception (01/31/07)
Return Before Taxes	20.91%	(8.68)%
Return After Taxes on Distributions	18.86	(9.83)
Return After Taxes on Distributions and Sale of Fund Shares	13.67	(7.80)

Class B: Inception (01/31/07)	22.02	(8.49)

Class C: Inception (01/31/07)	25.97	(7.59)

Class R: Inception (01/31/07)	27.80	(7.15)

Class Y1: Inception (10/03/08)	28.32	(6.78)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence 2050 Index	28.54	(5.73)

Custom Balanced-Risk Retirement 2050 Index	25.67	(6.46)

Lipper Mixed-Asset Target 2050+ Funds Category Average	32.18	(6.11)

1	Class Y shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence 2050 Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement 2050 Index, in order to better reflect the investments of the Fund.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

25        Invesco Growth Series

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salesperson or your financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objectives, Strategies, Risks and Portfolio Holdings

Invesco Balanced-Risk Retirement Now Fund

Objectives and Strategies
The Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and two affiliated money market funds according to a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk—the risk that an investor outlives their retirement savings. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. The Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. The following factors could reduce the Fund’s income and/or share price:

■	sharply rising or falling interest rates;

■	risks generally associated with concentrating investments in the banking and financial services industries, such as interest rate risk, credit risk and regulatory developments;

■	risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure of nationalization of deposits, and imposition of taxes or other restrictions on the payment of principal and interest; or

■	the risk that a given portfolio instrument that has been structured as to its credit quality, duration, liquidity, or other features to meet existing industry standards regarding the appropriateness of such instrument for investment by a money market fund.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise

26        Invesco Growth Series

as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the underlying fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation

27        Invesco Growth Series

to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Invesco Balanced-Risk Retirement 2010 Fund

Objectives and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

The Fund is designed for investors whose target retirement date is in or about the year 2010. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2010. The Fund has an approximate target asset allocation of 61% in Invesco Balanced-Risk Allocation Fund and 39% in two affiliated money market funds (approximately 19.5% in the Liquid Assets Portfolio and 19.5% in the Premier Portfolio), as of April 30, 2010.

The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

Reflecting a pre-retiree’s need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as investors approach their target retirement date, the Fund is currently transitioning from an accumulation strategy to a real return strategy. This is occurring through a gradual reduction in the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash. On or about the month of June 2010, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk—the risk that an investor outlives their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

28        Invesco Growth Series

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. The following factors could reduce the Fund’s income and/or share price:

■	sharply rising or falling interest rates;

■	risks generally associated with concentrating investments in the banking and financial services industries, such as interest rate risk, credit risk and regulatory developments;

■	risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure of nationalization of deposits, and imposition of taxes or other restrictions on the payment of principal and interest; or

■	the risk that a given portfolio instrument that has been structured as to its credit quality, duration, liquidity, or other features to meet existing industry standards regarding the appropriateness of such instrument for investment by a money market fund.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the underlying fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance

29        Invesco Growth Series

that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Invesco Balanced-Risk Retirement 2020 Fund

Objectives and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

The Fund is designed for investors whose target retirement date is in or about the year 2020. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2020. The Fund has an approximate target asset allocation of 100% in Invesco Balanced-Risk Allocation Fund, as of April 30, 2010.

The Fund will invest 100% of it’s assets in Invesco Balanced Risk Allocation Fund until approximately 10 years prior to the Fund’s target retirement date at which time the Fund will begin transitioning from an accumulation strategy to a real return strategy. Invesco Balanced-Risk Retirement 2020 Fund will begin moving to cash on or about the month of September 2010. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash on a quarterly basis until the Fund reaches its target retirement date. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the Fund reaches it’s target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

30        Invesco Growth Series

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. The following factors could reduce the Fund’s income and/or share price:

■	sharply rising or falling interest rates;

■	risks generally associated with concentrating investments in the banking and financial services industries, such as interest rate risk, credit risk and regulatory developments;

■	risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure of nationalization of deposits, and imposition of taxes or other restrictions on the payment of principal and interest; or

■	the risk that a given portfolio instrument that has been structured as to its credit quality, duration, liquidity, or other features to meet existing industry standards regarding the appropriateness of such instrument for investment by a money market fund.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the underlying fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded

31        Invesco Growth Series

funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Invesco Balanced-Risk Retirement 2030 Fund

Objectives and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

The Fund is designed for investors whose target retirement date is in or about the year 2030. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2030. The Fund has an approximate target asset allocation of 100% in Invesco Balanced-Risk Allocation Fund, as of April 30, 2010.

The Fund will invest 100% of it’s assets in Invesco Balanced Risk Allocation Fund until approximately 10 years prior to the Fund’s target retirement date at which time the Fund will begin transitioning from an accumulation strategy to a real return strategy. For example, Invesco Balanced-Risk Retirement 2040 Fund will begin moving to cash in the

32        Invesco Growth Series

year 2030. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the Fund reaches it’s target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered

33        Invesco Growth Series

to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Invesco Balanced-Risk Retirement 2040 Fund

Objectives and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and the money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

The Fund is designed for investors whose target retirement date is in or about the year 2040. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2040. The Fund has an approximate target asset allocation of 100% in Invesco Balanced-Risk Allocation Fund, as of April 30, 2010.

The Fund will invest 100% of it’s assets in Invesco Balanced Risk Allocation Fund until approximately 10 years prior to the Fund’s target retirement date at which time the Fund will begin transitioning from an accumulation strategy to a real return strategy. For example, Invesco Balanced-Risk Retirement 2040 Fund will begin moving to cash in the year 2030. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the Fund reaches it’s target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

34        Invesco Growth Series

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or

35        Invesco Growth Series

earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Invesco Balanced-Risk Retirement 2050 Fund

Objectives and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among the Invesco Balanced-Risk Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

The Fund is designed for investors whose target retirement date is in or about the year 2050. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2050. The Fund has an approximate target asset allocation of 100% in Invesco Balanced-Risk Allocation Fund, as of April 30, 2010.

The Fund will invest 100% of it’s assets in Invesco Balanced Risk Allocation Fund until approximately 10 years prior to the Fund’s target retirement date at which time the Fund will begin transitioning from an accumulation strategy to a real return strategy. For example, Invesco Balanced-Risk Retirement 2040 Fund will begin moving to cash in the year 2030. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the Fund reaches it’s target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

36        Invesco Growth Series

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an

37        Invesco Growth Series

underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

All Funds
Each Fund is a “fund of funds” and invests its assets in underlying funds rather than directly in individual securities. The underlying funds in which the Funds invest are mutual funds advised by Invesco Advisers, Inc. (the advisor or Invesco). The Funds and the underlying funds in which they invest are part of the same group of investment companies. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd.

Each Fund is non-diversified, which means that it may invest a greater percentage of its assets in any one issuer than may a diversified fund.

The Adviser monitors the selection of underlying funds to ensure that they continue to conform to expectations and will periodically rebalance a Fund’s investments in the underlying funds to keep them within their target weightings. The Adviser may change a Fund’s asset class allocations, underlying funds or target weightings in the underlying funds without shareholder approval. Each Fund currently expects to hold between 1 and 3 underlying funds.

A list of the underlying funds and their approximate target Fund weightings as of April 30, 2010 is set forth below:

	Invesco	Invesco	Invesco
	Balanced-Risk	Balanced-Risk	Balanced-Risk
	Retirement	Retirement	Retirement
Underlying Funds	2050 Fund	2040 Fund	2030 Fund

Invesco Balanced-Risk Allocation Fund	100.00%	100.00%	100.00%

Liquid Assets Portfolio	0.00%	0.00%	0.00%

Premier Portfolio	0.00%	0.00%	0.00%

Total	100%	100%	100%

	Invesco	Invesco	Invesco
	Balanced-Risk	Balanced-Risk	Balanced-Risk
	Retirement	Retirement	Retirement
Underlying Funds	2020 Fund	2010 Fund	Now Fund

Invesco Balanced-Risk Allocation Fund	100.00%	61.00%	60.00%

Liquid Assets Portfolio	0.00%	19.50%	20.00%

Premier Portfolio	0.00%	19.50%	20.00%

Total	100%	100%	100%

Note: Target Fund weightings are rounded to the nearest hundredths and may not add to 100% due to rounding. See SAI for exact target weightings.

Each Fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the Fund’s Adviser. Each Fund holds cash to handle its daily cash needs, which include payment of Fund expenses, redemption requests and securities transactions. The amount of cash held by the Fund may increase if a Fund takes a temporary defensive position. A Fund may take a temporary defensive position when it receives unusually large redemption requests or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect a Fund’s investment results in a period of rising market prices; conversely it could reduce the magnitude of a Fund’s loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, a Fund may not achieve its investment objective.

Once the asset allocation of each of Invesco Balanced-Risk Retirement 2010 Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Balanced-Risk Retirement 2050 Fund (each, a target date Fund) has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining each such target date Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the target date Fund’s shareholders. Such a combination will result in the shareholders of the target date Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than their target date Fund. The Adviser expects such a combination to generally occur during the year of each Fund’s target retirement date, as indicated in its name. The Board of Trustees of the target date Funds can vote on whether to approve these combinations without shareholder approval, although shareholders will be provided with advance notice in writing of any combination affecting their target date Funds.

The following chart displays how the Adviser expects the asset allocations for the Funds to change as their target retirement dates approach. The Funds employ a risk-balanced optimization process which accounts for the flat glide path (The glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through the underlying fund, Invesco Balanced-Risk Allocation Fund, to equities, commodities and fixed income. The table also includes the expected market exposure through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7%	20.8%	35.6%

Fixed Income	47.8%	81.6%	136.9%

Cash Equivalents	0.0%	0.0%	0.0%

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0%	17.4%	28.5%

Fixed Income	38.3%	68.0%	109.5%

Cash Equivalents	20.0%	20.0%	20.0%

38        Invesco Growth Series

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2%	13.0%	21.4%

Fixed Income	28.7%	51.0%	82.1%

Cash Equivalents	40.0%	40.0%	40.0%

The following table is intended to help investors select an appropriate Fund in which to invest, based upon their target retirement date.

Target Retirement Date	Fund

Retire before 2010	Invesco Balanced-Risk Retirement Now Fund

2010 - 2014	Invesco Balanced-Risk Retirement 2010 Fund

2015 - 2024	Invesco Balanced-Risk Retirement 2020 Fund

2025 - 2034	Invesco Balanced-Risk Retirement 2030 Fund

2035 - 2044	Invesco Balanced-Risk Retirement 2040 Fund

2045 - 2054	Invesco Balanced-Risk Retirement 2050 Fund

Investment Objectives and Strategies of the Underlying Funds

Invesco Balanced-Risk Allocation Fund.   Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Invesco Balanced-Risk Allocation Fund and the Subsidiary employ a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund and the Subsidiary generally maintain a substantial amount of their assets in cash and cash equivalents. Cash and cash equivalents will be posted as required margin for futures contracts, as required segregation under Securities and Exchange Commission rules and to collateralize swap exposure.

Invesco Balanced-Risk Allocation Fund or the Subsidiary may, from time to time, take temporary defensive positions in cash and other securities that are inconsistent with the Fund’s or the Subsidiary’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund or the Subsidiary may not achieve its investment objective.

Invesco Balanced-Risk Allocation Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Invesco Balanced-Risk Allocation Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Invesco Balanced-Risk Allocation Fund may also invest in

39        Invesco Growth Series

securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure. In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI, which is available at www.invesco.com.

Fund Management

The Advisers
Invesco serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., Invesco Distributors, Inc. (Invesco Distributors) (the distributor of the Invesco Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco, Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the Statement of Additional Information.

Adviser Compensation
The Adviser does not receive a management fee from the Funds.

Invesco, not the Fund, pays sub-advisory fees, if any.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Funds is available in the Funds’ most recent report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1999.

The Portfolio Managers are assisted by research analysts on Invesco’s Global Asset Allocation Team. Team members provide research support and make securities recommendations with respect to the Funds’ portfolio, but do not have day-to-day management responsibilities with respect to the Funds’ portfolio.

More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of the prospectus.

The Funds’ SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Funds are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account—Initial Sales Charges (Class A Shares Only)” section of this prospectus.

40        Invesco Growth Series

Dividends and Distributions
Invesco Balanced-Risk Retirement Now Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Balanced-Risk Retirement 2010 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Balanced-Risk Retirement 2020 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Balanced-Risk Retirement 2030 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Balanced-Risk Retirement 2040 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Balanced-Risk Retirement 2050 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
Invesco Balanced-Risk Retirement Now Fund generally declares and pays dividends from net investment income, if any, quarterly.

Invesco Balanced-Risk Retirement 2010 Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Balanced-Risk Retirement 2020 Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Balanced-Risk Retirement 2030 Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Balanced-Risk Retirement 2040 Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Balanced-Risk Retirement 2050 Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
Invesco Balanced-Risk Retirement Now Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Balanced-Risk Retirement 2010 Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Balanced-Risk Retirement 2020 Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Balanced-Risk Retirement 2030 Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Balanced-Risk Retirement 2040 Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Balanced-Risk Retirement 2050 Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

All Funds. Each Fund has elected to use the Standard & Poor’s 500 Index as its broad-based benchmark. The Standard & Poor’s 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

The Custom Independence Indexes, created by Invesco to serve as style specific benchmarks for the Independence Funds, are composed of the following indexes: Russell 3000, Morgan Stanley Capital International Europe, Australasia and Far East, FTSE National Association of Real Estate Investment Trusts Equity Real Estate Investment Trusts, Barclays Capital U.S. Universal and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. The composition of the indexes may change from time to time based upon the target asset allocation of the Funds. Therefore, the current composition of the indexes does not reflect their historical composition. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market.

The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs.

The Barclays Capital U.S. Universal Index is composed of the following Barclays Capital indexes: U.S. Aggregate Index, U.S. High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA portion of CMBS.

The three-month U.S. Treasury bill index is compiled by Lipper and is derived from secondary market interest rates published by the Federal Reserve Bank.

The Custom Balanced-Risk Retirement Indexes are created by Invesco to serve as style specific benchmarks for the Balanced-Risk Retirement Funds. From the inception of the Funds to November 4, 2009, the indexes were composed of the corresponding Custom Independence Index. From November 4, 2009 through November 30, 2009, the indexes were composed of the Morgan Stanley Capital International World Index, JPM Global Government Bonds Index and, with respect to Balanced-Risk

41        Invesco Growth Series

Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. Since December 1, 2009, the indexes are composed of the Morgan Stanley Capital International World Index, Barclays Capital US Aggregate Index and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. The composition of the indexes may change from time to time based upon the target asset allocation of the Funds. Therefore, the current composition of the indexes does not reflect their historical composition and will likely be altered in the future to better reflect the objectives of the Funds.

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

The JP Morgan Global Government Bonds Index is a market capitalization weighted index that tracks government bond securities of developed markets.

The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset backed securities.
Invesco Balanced-Risk Retirement Now Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement Now Fund’s objective, strategy and management changes, the Adviser changed the name and composition of the Custom Independence Now Index, the Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement Now Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement Now Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-Asset Target Allocation Conservative Funds Index (which may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation Conservative Funds category. These funds, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.
Invesco Balanced-Risk Retirement 2010 Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement 2010 Fund’s objective, strategy and management changes, the Adviser changed the name and the composition of the Custom Independence 2010 Index, the Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2010 Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement 2010 Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-Asset Target 2010 Funds Index (which may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target 2010 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2010 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2010.
Invesco Balanced-Risk Retirement 2020 Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement 2020 Fund’s objective, strategy and management changes, the Adviser changed the composition of the Custom Independence 2020 Index, the Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2020 Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement 2020 Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-Asset Target 2020 Funds Index (which may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target 2020 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2020 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016, to December 31, 2020.
Invesco Balanced-Risk Retirement 2030 Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement 2030 Fund’s objective, strategy and management changes, the Adviser changed the name and composition of the Custom Independence 2030 Index, the Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2030 Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement 2030 Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-Asset Target 2030 Funds Index (which may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target 2030 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2030 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026, to December 31, 2030.
Invesco Balanced-Risk Retirement 2040 Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement 2040 Fund’s objective, strategy and management changes, the Adviser changed the name and the composition of the Custom Independence 2040 Index, the Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2040 Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement 2040 Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-Asset Target 2040 Funds Index (which may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target 2040 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target 2040 Funds category. The funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036, to December 31, 2040.
Invesco Balanced-Risk Retirement 2050 Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement 2050 Fund’s objective, strategy and management changes, the Adviser changed the name and the composition of the Custom Independence 2050 Index, Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2050 Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement 2050 Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-Asset Target 2050+ Funds Category Average (which

42        Invesco Growth Series

may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target 2050+ Funds Category Average represents an average of all of the funds in the Lipper Mixed-Asset Target 2050+ Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2045. For those Funds where the new Lipper index has less than a 5-year history, the category average will be used until the Lipper index has sufficient history.

43        Invesco Growth Series

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.

Invesco Balanced-Risk Retirement Now Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Year ended 12/31/09	$7.59	$0.47	$0.61	$1.08	$(0.44)	$—	$(0.44)	$8.23	14.53%	$1,399	0.27	%(e)	10.47	%(e)	5.93	%(e)	155%
Year ended 12/31/08	9.78	0.43	(2.08)	(1.65)	(0.51)	(0.03)	(0.54)	7.59	(17.45)	942	0.31		11.88		4.89		36
Year ended 12/31/07(f)	10.02	0.41	(0.07)	0.34	(0.54)	(0.04)	(0.58)	9.78	3.47	807	0.41	(g)	28.75	(g)	4.41	(g)	27

Class B
Year ended 12/31/09	7.60	0.41	0.61	1.02	(0.38)	—	(0.38)	8.24	13.66	374	1.02	(e)	11.22	(e)	5.18	(e)	155
Year ended 12/31/08	9.79	0.37	(2.09)	(1.72)	(0.44)	(0.03)	(0.47)	7.60	(18.05)	346	1.06		12.63		4.14		36
Year ended 12/31/07(f)	10.02	0.34	(0.06)	0.28	(0.47)	(0.04)	(0.51)	9.79	2.79	309	1.16	(g)	29.50	(g)	3.66	(g)	27

Class C
Year ended 12/31/09	7.59	0.41	0.61	1.02	(0.38)	—	(0.38)	8.23	13.67	277	1.02	(e)	11.22	(e)	5.18	(e)	155
Year ended 12/31/08	9.79	0.36	(2.09)	(1.73)	(0.44)	(0.03)	(0.47)	7.59	(18.15)	174	1.06		12.63		4.14		36
Year ended 12/31/07(f)	10.02	0.34	(0.06)	0.28	(0.47)	(0.04)	(0.51)	9.79	2.79	75	1.16	(g)	29.50	(g)	3.66	(g)	27

Class R
Year ended 12/31/09	7.59	0.45	0.62	1.07	(0.42)	—	(0.42)	8.24	14.38	371	0.52	(e)	10.72	(e)	5.68	(e)	155
Year ended 12/31/08	9.78	0.40	(2.07)	(1.67)	(0.49)	(0.03)	(0.52)	7.59	(17.66)	107	0.56		12.13		4.64		36
Year ended 12/31/07(f)	10.02	0.39	(0.07)	0.32	(0.52)	(0.04)	(0.56)	9.78	3.21	53	0.66	(g)	29.00	(g)	4.16	(g)	27

Class Y
Year ended 12/31/09	7.59	0.49	0.61	1.10	(0.46)	—	(0.46)	8.23	14.82	18	0.02	(e)	10.22	(e)	6.18	(e)	155
Year ended 12/31/08(f)	8.30	0.10	(0.67)	(0.57)	(0.14)	—	(0.14)	7.59	(6.86)	9	0.02	(g)	19.09	(g)	5.18	(g)	36

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.63%, 0.65% and 0.68% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $1,081, $368, $202, $255 and $15 for Class A, Class B, Class C, Class R and Class Y shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C and Class R shares and October 3, 2008 for Class Y shares.
(g)	Annualized.

44        Invesco Growth Series

Invesco Balanced-Risk Retirement 2010 Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Year ended 12/31/09	$7.72	$0.52	$0.68	$1.20	$(0.43)	$—	$(0.43)	$8.49	15.58%	$4,731	0.28	%(e)	3.92	%(e)	6.35	%(e)	182%
Year ended 12/31/08	10.02	0.45	(2.37)	(1.92)	(0.35)	(0.03)	(0.38)	7.72	(19.11)	2,620	0.33		5.46		4.99		37
Year ended 12/31/07(f)	10.02	0.43	(0.07)	0.36	(0.34)	(0.02)	(0.36)	10.02	3.65	1,645	0.42	(g)	16.42	(g)	4.50	(g)	15

Class B
Year ended 12/31/09	7.70	0.45	0.68	1.13	(0.39)	—	(0.39)	8.44	14.64	588	1.03	(e)	4.67	(e)	5.60	(e)	182
Year ended 12/31/08	9.99	0.39	(2.36)	(1.97)	(0.29)	(0.03)	(0.32)	7.70	(19.66)	411	1.08		6.21		4.24		37
Year ended 12/31/07(f)	10.02	0.35	(0.06)	0.29	(0.30)	(0.02)	(0.32)	9.99	2.92	340	1.17	(g)	17.17	(g)	3.75	(g)	15

Class C
Year ended 12/31/09	7.71	0.46	0.66	1.12	(0.39)	—	(0.39)	8.44	14.49	1,504	1.03	(e)	4.67	(e)	5.60	(e)	182
Year ended 12/31/08	10.00	0.39	(2.36)	(1.97)	(0.29)	(0.03)	(0.32)	7.71	(19.64)	753	1.08		6.21		4.24		37
Year ended 12/31/07(f)	10.02	0.35	(0.05)	0.30	(0.30)	(0.02)	(0.32)	10.00	3.02	431	1.17	(g)	17.17	(g)	3.75	(g)	15

Class R
Year ended 12/31/09	7.72	0.50	0.67	1.17	(0.42)	—	(0.42)	8.47	15.11	1,064	0.53	(e)	4.17	(e)	6.10	(e)	182
Year ended 12/31/08	10.01	0.43	(2.36)	(1.93)	(0.33)	(0.03)	(0.36)	7.72	(19.20)	602	0.58		5.71		4.74		37
Year ended 12/31/07(f)	10.02	0.40	(0.06)	0.34	(0.33)	(0.02)	(0.35)	10.01	3.41	119	0.67	(g)	16.67	(g)	4.25	(g)	15

Class Y
Year ended 12/31/09	7.73	0.54	0.67	1.21	(0.45)	—	(0.45)	8.49	15.64	85	0.03	(e)	3.67	(e)	6.60	(e)	182
Year ended 12/31/08(f)	8.79	0.10	(0.77)	(0.67)	(0.36)	(0.03)	(0.39)	7.73	(7.62)	74	0.04	(g)	8.26	(g)	5.28	(g)	37

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.66%, 0.69% and 0.70% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $3,620, $428, $1,032, $851 and $78 for Class A, Class B, Class C, Class R and Class Y shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C and Class R shares and October 3, 2008 for Class Y shares.
(g)	Annualized.

45        Invesco Growth Series

Invesco Balanced-Risk Retirement 2020 Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Year ended 12/31/09	$6.93	$0.62	$0.94	$1.56	$(0.52)	$—	$(0.52)	$7.97	22.49%	$11,371	0.30	%(e)	2.08	%(e)	8.23	%(e)	185%
Year ended 12/31/08	9.96	0.39	(3.13)	(2.74)	(0.25)	(0.04)	(0.29)	6.93	(27.53)	5,899	0.38		3.48		4.54		30
Year ended 12/31/07(f)	10.02	0.41	(0.17)	0.24	(0.25)	(0.05)	(0.30)	9.96	2.38	2,711	0.50	(g)	10.04	(g)	4.33	(g)	37

Class B
Year ended 12/31/09	6.90	0.56	0.92	1.48	(0.47)	—	(0.47)	7.91	21.45	1,997	1.05	(e)	2.83	(e)	7.48	(e)	185
Year ended 12/31/08	9.92	0.32	(3.10)	(2.78)	(0.20)	(0.04)	(0.24)	6.90	(28.01)	1,431	1.13		4.23		3.79		30
Year ended 12/31/07(f)	10.02	0.34	(0.17)	0.17	(0.22)	(0.05)	(0.27)	9.92	1.68	940	1.25	(g)	10.79	(g)	3.58	(g)	37

Class C
Year ended 12/31/09	6.88	0.56	0.93	1.49	(0.47)	—	(0.47)	7.90	21.66	2,125	1.05	(e)	2.83	(e)	7.48	(e)	185
Year ended 12/31/08	9.92	0.32	(3.12)	(2.80)	(0.20)	(0.04)	(0.24)	6.88	(28.21)	852	1.13		4.23		3.79		30
Year ended 12/31/07(f)	10.02	0.34	(0.17)	0.17	(0.22)	(0.05)	(0.27)	9.92	1.68	593	1.25	(g)	10.79	(g)	3.58	(g)	37

Class R
Year ended 12/31/09	6.92	0.61	0.92	1.53	(0.50)	—	(0.50)	7.95	22.15	2,542	0.55	(e)	2.33	(e)	7.98	(e)	185
Year ended 12/31/08	9.95	0.38	(3.14)	(2.76)	(0.23)	(0.04)	(0.27)	6.92	(27.72)	974	0.63		3.73		4.29		30
Year ended 12/31/07(f)	10.02	0.38	(0.16)	0.22	(0.24)	(0.05)	(0.29)	9.95	2.19	679	0.75	(g)	10.29	(g)	4.08	(g)	37

Class Y
Year ended 12/31/09	6.93	0.63	0.94	1.57	(0.53)	—	(0.53)	7.97	22.70	16	0.05	(e)	1.83	(e)	8.48	(e)	185
Year ended 12/31/08(f)	8.21	0.08	(1.07)	(0.99)	(0.25)	(0.04)	(0.29)	6.93	(12.03)	50	0.08	(g)	4.83	(g)	4.84	(g)	30

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.74%, 0.74% and 0.78% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $8,331, $1,673, $1,509, $1,821 and $14 for Class A, Class B, Class C, Class R and Class Y shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C and Class R shares and October 3, 2008 for Class Y shares.
(g)	Annualized.

46        Invesco Growth Series

Invesco Balanced-Risk Retirement 2030 Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Year ended 12/31/09	$6.33	$0.57	$1.12	$1.69	$(0.44)	$—	$(0.44)	$7.58	26.76%	$8,346	0.33	%(e)	2.40	%(e)	8.05	%(e)	201%
Year ended 12/31/08	9.89	0.29	(3.62)	(3.33)	(0.18)	(0.05)	(0.23)	6.33	(33.64)	3,088	0.40		4.07		3.50		17
Year ended 12/31/07(f)	10.02	0.34	(0.14)	0.20	(0.28)	(0.05)	(0.33)	9.89	2.00	1,577	0.50	(g)	13.53	(g)	3.60	(g)	31

Class B
Year ended 12/31/09	6.31	0.51	1.12	1.63	(0.40)	—	(0.40)	7.54	25.86	2,424	1.08	(e)	3.15	(e)	7.30	(e)	201
Year ended 12/31/08	9.87	0.22	(3.59)	(3.37)	(0.14)	(0.05)	(0.19)	6.31	(34.18)	1,386	1.15		4.82		2.75		17
Year ended 12/31/07(f)	10.02	0.27	(0.13)	0.14	(0.24)	(0.05)	(0.29)	9.87	1.42	756	1.25	(g)	14.28	(g)	2.85	(g)	31

Class C
Year ended 12/31/09	6.31	0.52	1.11	1.63	(0.40)	—	(0.40)	7.54	25.86	2,164	1.08	(e)	3.15	(e)	7.30	(e)	201
Year ended 12/31/08	9.87	0.23	(3.60)	(3.37)	(0.14)	(0.05)	(0.19)	6.31	(34.18)	938	1.15		4.82		2.75		17
Year ended 12/31/07(f)	10.02	0.27	(0.13)	0.14	(0.24)	(0.05)	(0.29)	9.87	1.425	729	1.25	(g)	14.28	(g)	2.85	(g)	31

Class R
Year ended 12/31/09	6.31	0.56	1.12	1.68	(0.43)	—	(0.43)	7.56	26.64	3,934	0.58	(e)	2.65	(e)	7.80	(e)	201
Year ended 12/31/08	9.88	0.26	(3.61)	(3.35)	(0.17)	(0.05)	(0.22)	6.31	(33.92)	1,534	0.65		4.32		3.25		17
Year ended 12/31/07(f)	10.02	0.32	(0.15)	0.17	(0.26)	(0.05)	(0.31)	9.88	1.78	396	0.75	(g)	13.78	(g)	3.35	(g)	31

Class Y
Year ended 12/31/09	6.33	0.60	1.12	1.72	(0.46)	—	(0.46)	7.59	27.13	221	0.08	(e)	2.15	(e)	8.30	(e)	201
Year ended 12/31/08(f)	7.77	0.06	(1.26)	(1.20)	(0.19)	(0.05)	(0.24)	6.33	(15.49)	50	0.11	(g)	5.07	(g)	3.79	(g)	17

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.78%, 0.76% and 0.80% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $5,236, $1,936, $1,522, $2,721 and $81 for Class A, Class B, Class C, Class R and Class Y shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C and Class R shares and October 3, 2008 for Class Y shares
(g)	Annualized.

47        Invesco Growth Series

Invesco Balanced-Risk Retirement 2040 Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Year ended 12/31/09	$6.09	$0.53	$1.15	$1.68	$(0.41)	$—	$(0.41)	$7.36	27.59%	$4,605	0.33	%(e)	4.14	%(e)	7.69	%(e)	214%
Year ended 12/31/08	9.83	0.23	(3.78)	(3.55)	(0.15)	(0.04)	(0.19)	6.09	(36.00)	1,907	0.41		8.63		2.88		29
Year ended 12/31/07(f)	10.02	0.31	(0.13)	0.18	(0.28)	(0.09)	(0.37)	9.83	1.81	901	0.54	(g)	22.43	(g)	3.26	(g)	20

Class B
Year ended 12/31/09	6.06	0.47	1.16	1.63	(0.37)	—	(0.37)	7.32	26.90	773	1.08	(e)	4.89	(e)	6.94	(e)	214
Year ended 12/31/08	9.80	0.17	(3.76)	(3.59)	(0.11)	(0.04)	(0.15)	6.06	(36.53)	522	1.16		9.38		2.13		29
Year ended 12/31/07(f)	10.02	0.24	(0.13)	0.11	(0.24)	(0.09)	(0.33)	9.80	1.15	500	1.29	(g)	23.18	(g)	2.51	(g)	20

Class C
Year ended 12/31/09	6.06	0.47	1.15	1.62	(0.37)	—	(0.37)	7.31	26.72	1,387	1.08	(e)	4.89	(e)	6.94	(e)	214
Year ended 12/31/08	9.80	0.17	(3.76)	(3.59)	(0.11)	(0.04)	(0.15)	6.06	(36.53)	597	1.16		9.38		2.13		29
Year ended 12/31/07(f)	10.02	0.24	(0.13)	0.11	(0.24)	(0.09)	(0.33)	9.80	1.15	277	1.29	(g)	23.18	(g)	2.51	(g)	20

Class R
Year ended 12/31/09	6.07	0.52	1.15	1.67	(0.40)	—	(0.40)	7.34	27.47	1,840	0.58	(e)	4.39	(e)	7.44	(e)	214
Year ended 12/31/08	9.82	0.21	(3.78)	(3.57)	(0.14)	(0.04)	(0.18)	6.07	(36.27)	432	0.66		8.88		2.63		29
Year ended 12/31/07(f)	10.02	0.28	(0.13)	0.15	(0.26)	(0.09)	(0.35)	9.82	1.59	153	0.79	(g)	22.68	(g)	3.01	(g)	20

Class Y
Year ended 12/31/09	6.09	0.56	1.14	1.70	(0.42)	—	(0.42)	7.37	27.96	75	0.08	(e)	3.89	(e)	7.94	(e)	214
Year ended 12/31/08(f)	7.56	0.05	(1.32)	(1.27)	(0.16)	(0.04)	(0.20)	6.09	(16.73)	24	0.10	(g)	10.26	(g)	3.19	(g)	29

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.81%, 0.78% and 0.81% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $3,095, $635, $961, $1,109 and $60 for Class A, Class B, Class C, Class R and Class Y shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C and Class R shares and October 3, 2008 for Class Y shares
(g)	Annualized.

48        Invesco Growth Series

Invesco Balanced-Risk Retirement 2050 Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Year ended 12/31/09	$5.87	$0.45	$1.19	$1.64	$(0.38)	$—	$(0.38)	$7.13	27.92%	$2,533	0.32	%(e)	7.20	%(e)	6.87	%(e)	214%
Year ended 12/31/08	9.78	0.17	(3.84)	(3.67)	(0.17)	(0.07)	(0.24)	5.87	(37.51)	1,248	0.42		11.10		2.10		27
Year ended 12/31/07(f)	10.02	0.29	(0.14)	0.15	(0.29)	(0.10)	(0.39)	9.78	1.55	1,177	0.54	(g)	24.63	(g)	3.01	(g)	20

Class B
Year ended 12/31/09	5.84	0.40	1.18	1.58	(0.34)	—	(0.34)	7.08	27.02	432	1.07	(e)	7.95	(e)	6.12	(e)	214
Year ended 12/31/08	9.75	0.11	(3.82)	(3.71)	(0.13)	(0.07)	(0.20)	5.84	(38.03)	214	1.17		11.85		1.35		27
Year ended 12/31/07(f)	10.02	0.21	(0.13)	0.08	(0.25)	(0.10)	(0.35)	9.75	0.80	184	1.29	(g)	25.38	(g)	2.26	(g)	20

Class C
Year ended 12/31/09	5.85	0.40	1.18	1.58	(0.34)	—	(0.34)	7.09	26.97	487	1.07	(e)	7.95	(e)	6.12	(e)	214
Year ended 12/31/08	9.76	0.10	(3.81)	(3.71)	(0.13)	(0.07)	(0.20)	5.85	(37.99)	253	1.17		11.85		1.35		27
Year ended 12/31/07(f)	10.02	0.21	(0.12)	0.09	(0.25)	(0.10)	(0.35)	9.76	0.90	150	1.29	(g)	25.38	(g)	2.26	(g)	20

Class R
Year ended 12/31/09	5.85	0.44	1.18	1.62	(0.36)	—	(0.36)	7.11	27.80	969	0.57	(e)	7.45	(e)	6.62	(e)	214
Year ended 12/31/08	9.77	0.14	(3.84)	(3.70)	(0.15)	(0.07)	(0.22)	5.85	(37.78)	275	0.67		11.35		1.85		27
Year ended 12/31/07(f)	10.02	0.26	(0.14)	0.12	(0.27)	(0.10)	(0.37)	9.77	1.29	151	0.79	(g)	24.88	(g)	2.76	(g)	20

Class Y
Year ended 12/31/09	5.87	0.47	1.19	1.66	(0.39)	—	(0.39)	7.14	28.32	51	0.07	(e)	6.95	(e)	7.12	(e)	214
Year ended 12/31/08(f)	7.42	0.04	(1.35)	(1.31)	(0.17)	(0.07)	(0.24)	5.87	(17.57)	42	0.09	(g)	19.27	(g)	2.43	(g)	27

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.82%, 0.78% and 0.82% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $1,777, $327, $394, $569 and $55 for Class A, Class B, Class C, Class R and Class Y shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C and Class R shares and October 3, 2008 for Class Y shares.
(g)	Annualized.

49        Invesco Growth Series

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of each Fund’s expenses, including investment advisory fees and other Fund costs, on each Fund’s return over a 10-year period. The example reflects the following:

■	You invest $10,000 in a Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;

■	Each Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed and includes the estimated indirect expenses of the underlying funds;

■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Funds’ classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Invesco Balanced-Risk
Retirement Now Fund—Class A
(Includes Maximum Sales Charge)	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	0.88%		11.10%		11.10%		11.10%		11.10%		11.10%		11.10%		11.10%		11.10%		11.10%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	(1.61%	)	(7.61%	)	(13.24%	)	(18.54%	)	(23.51%	)	(28.17%	)	(32.55%	)	(36.67%	)	(40.53%	)	(44.16%	)
End of Year Balance	$9,839.34		$9,239.14		$8,675.55		$8,146.34		$7,649.42		$7,182.80		$6,744.65		$6,333.23		$5,946.90		$5,584.14
Estimated Annual Expenses	$634.87		$1,058.86		$994.27		$933.62		$876.66		$823.19		$772.97		$725.82		$681.55		$639.97

Invesco Balanced-Risk
Retirement Now Fund—Class A
(Without Maximum Sales Charge)	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	0.88%		11.10%		11.10%		11.10%		11.10%		11.10%		11.10%		11.10%		11.10%		11.10%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	4.12%		(2.23%	)	(8.20%	)	(13.80%	)	(19.05%	)	(23.99%	)	(28.63%	)	(32.98%	)	(37.07%	)	(40.91%	)
End of Year Balance	$10,412.00		$9,776.87		$9,180.48		$8,620.47		$8,094.62		$7,600.85		$7,137.20		$6,701.83		$6,293.02		$5,909.14
Estimated Annual Expenses	$89.81		$1,120.48		$1,052.13		$987.95		$927.69		$871.10		$817.96		$768.07		$721.21		$677.22

Invesco Balanced-Risk
Retirement Now Fund—Class B2	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.63%		11.85%		11.85%		11.85%		11.85%		11.85%		11.85%		11.85%		11.10%		11.10%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.37%		(3.71%	)	(10.31%	)	(16.45%	)	(22.17%	)	(27.50%	)	(32.47%	)	(37.10%	)	(40.93%	)	(44.54%	)
End of Year Balance	$10,337.00		$9,628.92		$8,969.33		$8,354.94		$7,782.62		$7,249.51		$6,752.92		$6,290.35		$5,906.63		$5,546.33
Estimated Annual Expenses	$165.75		$1,182.98		$1,101.95		$1,026.46		$956.15		$890.65		$829.64		$772.81		$676.93		$635.64

Invesco Balanced-Risk
Retirement Now Fund—Class C2	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.63%		11.85%		11.85%		11.85%		11.85%		11.85%		11.85%		11.85%		11.85%		11.85%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.37%		(3.71%	)	(10.31%	)	(16.45%	)	(22.17%	)	(27.50%	)	(32.47%	)	(37.10%	)	(41.41%	)	(45.42%	)
End of Year Balance	$10,337.00		$9,628.92		$8,969.33		$8,354.94		$7,782.62		$7,249.51		$6,752.92		$6,290.35		$5,859.46		$5,458.08
Estimated Annual Expenses	$165.75		$1,182.98		$1,101.95		$1,026.46		$956.15		$890.65		$829.64		$772.81		$719.88		$670.56

Invesco Balanced-Risk
Retirement Now Fund—Class R	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.13%		11.35%		11.35%		11.35%		11.35%		11.35%		11.35%		11.35%		11.35%		11.35%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.87%		(2.73%	)	(8.90%	)	(14.69%	)	(20.10%	)	(25.18%	)	(29.93%	)	(34.38%	)	(38.55%	)	(42.45%	)
End of Year Balance	$10,387.00		$9,727.43		$9,109.73		$8,531.27		$7,989.53		$7,482.20		$7,007.08		$6,562.13		$6,145.43		$5,755.20
Estimated Annual Expenses	$115.19		$1,141.49		$1,069.01		$1,001.13		$937.56		$878.02		$822.27		$770.05		$721.15		$675.36

1 Your actual expenses may be higher or lower than those shown.
2 The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.

50        Invesco Growth Series

Invesco Balanced-Risk
Retirement Now Fund—
Class Y	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	0.63%		10.85%		10.85%		10.85%		10.85%		10.85%		10.85%		10.85%		10.85%		10.85%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	4.37%		(1.74%	)	(7.48%	)	(12.90%	)	(17.99%	)	(22.79%	)	(27.31%	)	(31.56%	)	(35.56%	)	(39.33%	)
End of Year Balance	$10,437.00		$9,826.44		$9,251.59		$8,710.37		$8,200.81		$7,721.07		$7,269.38		$6,844.13		$6,443.74		$6,066.78
Estimated Annual Expenses	$64.38		$1,099.29		$1,034.98		$974.44		$917.43		$863.76		$813.23		$765.66		$720.87		$678.70

Invesco Balanced-Risk
Retirement 2010 Fund—
Class A (Includes
Maximum Sales Charge)	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	0.91%		4.58%		4.58%		4.58%		4.58%		4.58%		4.58%		4.58%		4.58%		4.58%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	(1.63%	)	(1.22%	)	(0.81%	)	(0.39%	)	0.03%		0.45%		0.87%		1.29%		1.72%		2.15%
End of Year Balance	$9,836.51		$9,877.82		$9,919.31		$9,960.97		$10,002.80		$10,044.81		$10,087.00		$10,129.37		$10,171.91		$10,214.63
Estimated Annual Expenses	$637.75		$451.46		$453.35		$455.26		$457.17		$459.09		$461.02		$462.95		$464.90		$466.85

Invesco Balanced-Risk
Retirement 2010 Fund—
Class A (Without
Maximum Sales Charge)	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	0.91%		4.58%		4.58%		4.58%		4.58%		4.58%		4.58%		4.58%		4.58%		4.58%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	4.09%		4.53%		4.97%		5.41%		5.85%		6.29%		6.74%		7.19%		7.64%		8.09%
End of Year Balance	$10,409.00		$10,452.72		$10,496.62		$10,540.71		$10,584.98		$10,629.43		$10,674.08		$10,718.91		$10,763.93		$10,809.14
Estimated Annual Expenses	$92.86		$477.73		$479.74		$481.75		$483.78		$485.81		$487.85		$489.90		$491.96		$494.02

Invesco Balanced-Risk
Retirement 2010 Fund—
Class B2	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.66%		5.33%		5.33%		5.33%		5.33%		5.33%		5.33%		5.33%		4.58%		4.58%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.34%		3.00%		2.66%		2.32%		1.98%		1.65%		1.31%		0.98%		1.40%		1.83%
End of Year Balance	$10,334.00		$10,299.90		$10,265.91		$10,232.03		$10,198.26		$10,164.61		$10,131.07		$10,097.63		$10,140.04		$10,182.63
Estimated Annual Expenses	$168.77		$549.89		$548.08		$546.27		$544.47		$542.67		$540.88		$539.09		$463.44		$465.39

Invesco Balanced-Risk
Retirement 2010 Fund—
Class C2	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.66%		5.33%		5.33%		5.33%		5.33%		5.33%		5.33%		5.33%		5.33%		5.33%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.34%		3.00%		2.66%		2.32%		1.98%		1.65%		1.31%		0.98%		0.64%		0.31%
End of Year Balance	$10,334.00		$10,299.90		$10,265.91		$10,232.03		$10,198.26		$10,164.61		$10,131.07		$10,097.63		$10,064.31		$10,031.10
Estimated Annual Expenses	$168.77		$549.89		$548.08		$546.27		$544.47		$542.67		$540.88		$539.09		$537.32		$535.54

Invesco Balanced-Risk
Retirement 2010 Fund—
Class R	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.16%		4.83%		4.83%		4.83%		4.83%		4.83%		4.83%		4.83%		4.83%		4.83%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.84%		4.02%		4.19%		4.37%		4.55%		4.73%		4.90%		5.08%		5.26%		5.44%
End of Year Balance	$10,384.00		$10,401.65		$10,419.34		$10,437.05		$10,454.79		$10,472.56		$10,490.37		$10,508.20		$10,526.07		$10,543.96
Estimated Annual Expenses	$118.23		$501.97		$502.83		$503.68		$504.54		$505.40		$506.25		$507.12		$507.98		$508.84

Invesco Balanced-Risk
Retirement 2010 Fund—
Class Y	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	0.66%		4.33%		4.33%		4.33%		4.33%		4.33%		4.33%		4.33%		4.33%		4.33%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	4.34%		5.04%		5.74%		6.45%		7.16%		7.88%		8.61%		9.33%		10.07%		10.80%
End of Year Balance	$10,434.00		$10,503.91		$10,574.28		$10,645.13		$10,716.45		$10,788.25		$10,860.54		$10,933.30		$11,006.55		$11,080.30
Estimated Annual Expenses	$67.43		$453.31		$456.34		$459.40		$462.48		$465.58		$468.70		$471.84		$475.00		$478.18

1 Your actual expenses may be higher or lower than those shown.
2 The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.

51        Invesco Growth Series

Invesco Balanced-Risk
Retirement 2020 Fund—
Class A (Includes
Maximum Sales Charge)	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.99%		2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.71%	)	0.43%	2.62%	4.86%	7.14%	9.48%	11.87%	14.31%	16.80%	19.34%
End of Year Balance	$9,828.95		$10,043.22	$10,262.16	$10,485.87	$10,714.47	$10,948.04	$11,186.71	$11,430.58	$11,679.76	$11,934.38
Estimated Annual Expenses	$645.43		$280.20	$286.31	$292.55	$298.92	$305.44	$312.10	$318.90	$325.86	$332.96

Invesco Balanced-Risk
Retirement 2020 Fund—
Class A (Without
Maximum Sales Charge)	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.99%		2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.01%		6.28%	8.59%	10.96%	13.38%	15.85%	18.38%	20.96%	23.60%	26.29%
End of Year Balance	$10,401.00		$10,627.74	$10,859.43	$11,096.16	$11,338.06	$11,585.23	$11,837.79	$12,095.85	$12,359.54	$12,628.98
Estimated Annual Expenses	$100.98		$296.51	$302.97	$309.57	$316.32	$323.22	$330.26	$337.46	$344.82	$352.34

Invesco Balanced-Risk
Retirement 2020 Fund—
Class B2	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.74%		3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	2.82%	2.82%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.26%		4.74%	6.23%	7.75%	9.29%	10.86%	12.44%	14.05%	16.54%	19.08%
End of Year Balance	$10,326.00		$10,473.66	$10,623.44	$10,775.35	$10,929.44	$11,085.73	$11,244.25	$11,405.05	$11,653.68	$11,907.73
Estimated Annual Expenses	$176.84		$371.27	$376.58	$381.97	$387.43	$392.97	$398.59	$404.29	$325.13	$332.22

Invesco Balanced-Risk
Retirement 2020 Fund—
Class C2	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.74%		3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.26%		4.74%	6.23%	7.75%	9.29%	10.86%	12.44%	14.05%	15.68%	17.34%
End of Year Balance	$10,326.00		$10,473.66	$10,623.44	$10,775.35	$10,929.44	$11,085.73	$11,244.25	$11,405.05	$11,568.14	$11,733.56
Estimated Annual Expenses	$176.84		$371.27	$376.58	$381.97	$387.43	$392.97	$398.59	$404.29	$410.07	$415.94

Invesco Balanced-Risk
Retirement 2020 Fund—
Class R	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.24%		3.07%	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.76%		5.76%	7.80%	9.88%	12.01%	14.17%	16.37%	18.62%	20.91%	23.24%
End of Year Balance	$10,376.00		$10,576.26	$10,780.38	$10,988.44	$11,200.52	$11,416.69	$11,637.03	$11,861.62	$12,090.55	$12,323.90
Estimated Annual Expenses	$126.33		$321.62	$327.82	$334.15	$340.60	$347.17	$353.87	$360.70	$367.67	$374.76

Invesco Balanced-Risk
Retirement 2020 Fund—
Class Y	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.74%		2.57%	2.57%	2.57%	2.57%	2.57%	2.57%	2.57%	2.57%	2.57%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.26%		6.79%	9.39%	12.05%	14.77%	17.56%	20.42%	23.34%	26.34%	29.41%
End of Year Balance	$10,426.00		$10,679.35	$10,938.86	$11,204.67	$11,476.95	$11,755.84	$12,041.50	$12,334.11	$12,633.83	$12,940.83
Estimated Annual Expenses	$75.58		$271.20	$277.79	$284.54	$291.46	$298.54	$305.80	$313.23	$320.84	$328.63

Invesco Balanced-Risk
Retirement 2030 Fund—
Class A (Includes
Maximum Sales Charge)	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.03%		3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.75%	)	0.04%	1.86%	3.71%	5.60%	7.52%	9.48%	11.47%	13.50%	15.57%
End of Year Balance	$9,825.17		$10,003.98	$10,186.06	$10,371.44	$10,560.20	$10,752.40	$10,948.09	$11,147.35	$11,350.23	$11,556.80
Estimated Annual Expenses	$649.27		$315.28	$321.02	$326.86	$332.81	$338.87	$345.04	$351.32	$357.71	$364.22

1 Your actual expenses may be higher or lower than those shown.
2 The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.

52        Invesco Growth Series

Invesco Balanced-Risk
Retirement 2030 Fund—
Class A (Without
Maximum Sales Charge)	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.03%		3.18%		3.18%		3.18%		3.18%		3.18%		3.18%		3.18%		3.18%		3.18%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.97%		5.86%		7.79%		9.75%		11.75%		13.78%		15.85%		17.96%		20.11%		22.29%
End of Year Balance	$10,397.00		$10,586.23		$10,778.89		$10,975.07		$11,174.82		$11,378.20		$11,585.28		$11,796.13		$12,010.82		$12,229.42
Estimated Annual Expenses	$105.04		$333.63		$339.71		$345.89		$352.18		$358.59		$365.12		$371.76		$378.53		$385.42

Invesco Balanced-Risk
Retirement 2030 Fund—
Class B2	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.78%		3.93%		3.93%		3.93%		3.93%		3.93%		3.93%		3.93%		3.18%		3.18%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.22%		4.32%		5.44%		6.57%		7.71%		8.86%		10.03%		11.20%		13.23%		15.29%
End of Year Balance	$10,322.00		$10,432.45		$10,544.07		$10,656.89		$10,770.92		$10,886.17		$11,002.65		$11,120.38		$11,322.77		$11,528.85
Estimated Annual Expenses	$180.87		$407.82		$412.19		$416.60		$421.06		$425.56		$430.12		$434.72		$356.85		$363.34

Invesco Balanced-Risk
Retirement 2030 Fund—
Class C2	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.78%		3.93%		3.93%		3.93%		3.93%		3.93%		3.93%		3.93%		3.93%		3.93%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.22%		4.32%		5.44%		6.57%		7.71%		8.86%		10.03%		11.20%		12.39%		13.60%
End of Year Balance	$10,322.00		$10,432.45		$10,544.07		$10,656.89		$10,770.92		$10,886.17		$11,002.65		$11,120.38		$11,239.37		$11,359.63
Estimated Annual Expenses	$180.87		$407.82		$412.19		$416.60		$421.06		$425.56		$430.12		$434.72		$439.37		$444.07

Invesco Balanced-Risk
Retirement 2030 Fund—
Class R	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.28%		3.43%		3.43%		3.43%		3.43%		3.43%		3.43%		3.43%		3.43%		3.43%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.72%		5.35%		7.00%		8.68%		10.39%		12.12%		13.88%		15.67%		17.49%		19.33%
End of Year Balance	$10,372.00		$10,534.84		$10,700.24		$10,868.23		$11,038.86		$11,212.17		$11,388.20		$11,567.00		$11,748.60		$11,933.05
Estimated Annual Expenses	$130.38		$358.55		$364.18		$369.90		$375.71		$381.61		$387.60		$393.68		$399.86		$406.14

Invesco Balanced-Risk
Retirement 2030 Fund—
Class Y	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	0.78%		2.93%		2.93%		2.93%		2.93%		2.93%		2.93%		2.93%		2.93%		2.93%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	4.22%		6.38%		8.58%		10.83%		13.12%		15.46%		17.85%		20.29%		22.78%		25.32%
End of Year Balance	$10,422.00		$10,637.74		$10,857.94		$11,082.70		$11,312.11		$11,546.27		$11,785.28		$12,029.23		$12,278.24		$12,532.40
Estimated Annual Expenses	$79.65		$308.53		$314.91		$321.43		$328.08		$334.88		$341.81		$348.88		$356.10		$363.48

Invesco Balanced-Risk
Retirement 2040 Fund—
Class A (Includes
Maximum Sales Charge)	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.07%		4.95%		4.95%		4.95%		4.95%		4.95%		4.95%		4.95%		4.95%		4.95%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	(1.79%	)	(1.74%	)	(1.69%	)	(1.64%	)	(1.59%	)	(1.54%	)	(1.49%	)	(1.44%	)	(1.39%	)	(1.34%	)
End of Year Balance	$9,821.39		$9,826.30		$9,831.21		$9,836.12		$9,841.04		$9,845.96		$9,850.89		$9,855.81		$9,860.74		$9,865.67
Estimated Annual Expenses	$653.10		$486.28		$486.52		$486.77		$487.01		$487.25		$487.50		$487.74		$487.98		$488.23

Invesco Balanced-Risk
Retirement 2040 Fund—
Class A (Without
Maximum Sales Charge)	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.07%		4.95%		4.95%		4.95%		4.95%		4.95%		4.95%		4.95%		4.95%		4.95%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.93%		3.98%		4.03%		4.09%		4.14%		4.19%		4.24%		4.29%		4.35%		4.40%
End of Year Balance	$10,393.00		$10,398.20		$10,403.40		$10,408.60		$10,413.80		$10,419.01		$10,424.22		$10,429.43		$10,434.64		$10,439.86
Estimated Annual Expenses	$109.10		$514.58		$514.84		$515.10		$515.35		$515.61		$515.87		$516.13		$516.39		$516.64

1 Your actual expenses may be higher or lower than those shown.
2 The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.

53        Invesco Growth Series

Invesco Balanced-Risk
Retirement 2040 Fund—
Class B2	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.82%		5.70%		5.70%		5.70%		5.70%		5.70%		5.70%		5.70%		4.95%		4.95%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.18%		2.46%		1.74%		1.03%		0.32%		(0.38%	)	(1.08%	)	(1.77%	)	(1.72%	)	(1.67%	)
End of Year Balance	$10,318.00		$10,245.77		$10,174.05		$10,102.84		$10,032.12		$9,961.89		$9,892.16		$9,822.91		$9,827.82		$9,832.74
Estimated Annual Expenses	$184.89		$586.07		$581.97		$577.89		$573.85		$569.83		$565.84		$561.88		$486.36		$486.60

Invesco Balanced-Risk
Retirement 2040 Fund—
Class C2	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.82%		5.70%		5.70%		5.70%		5.70%		5.70%		5.70%		5.70%		5.70%		5.70%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.18%		2.46%		1.74%		1.03%		0.32%		(0.38%	)	(1.08%	)	(1.77%	)	(2.46%	)	(3.14%	)
End of Year Balance	$10,318.00		$10,245.77		$10,174.05		$10,102.84		$10,032.12		$9,961.89		$9,892.16		$9,822.91		$9,754.15		$9,685.87
Estimated Annual Expenses	$184.89		$586.07		$581.97		$577.89		$573.85		$569.83		$565.84		$561.88		$557.95		$554.04

Invesco Balanced-Risk
Retirement 2040 Fund—
Class R	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.32%		5.20%		5.20%		5.20%		5.20%		5.20%		5.20%		5.20%		5.20%		5.20%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.68%		3.47%		3.27%		3.06%		2.85%		2.65%		2.44%		2.24%		2.03%		1.83%
End of Year Balance	$10,368.00		$10,347.26		$10,326.57		$10,305.92		$10,285.30		$10,264.73		$10,244.20		$10,223.72		$10,203.27		$10,182.86
Estimated Annual Expenses	$134.43		$538.60		$537.52		$536.44		$535.37		$534.30		$533.23		$532.17		$531.10		$530.04

Invesco Balanced-Risk
Retirement 2040 Fund—
Class Y	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	0.82%		4.70%		4.70%		4.70%		4.70%		4.70%		4.70%		4.70%		4.70%		4.70%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	4.18%		4.49%		4.81%		5.12%		5.44%		5.75%		6.07%		6.39%		6.71%		7.03%
End of Year Balance	$10,418.00		$10,449.25		$10,480.60		$10,512.04		$10,543.58		$10,575.21		$10,606.94		$10,638.76		$10,670.67		$10,702.69
Estimated Annual Expenses	$83.71		$490.38		$491.85		$493.33		$494.81		$496.29		$497.78		$499.27		$500.77		$502.27

Invesco Balanced-Risk
Retirement 2050 Fund—
Class A (Includes
Maximum Sales Charge)	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.08%		8.02%		8.02%		8.02%		8.02%		8.02%		8.02%		8.02%		8.02%		8.02%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	(1.80%	)	(4.76%	)	(7.64%	)	(10.43%	)	(13.13%	)	(15.76%	)	(18.30%	)	(20.77%	)	(23.16%	)	(25.48%	)
End of Year Balance	$9,820.44		$9,523.86		$9,236.24		$8,957.31		$8,686.80		$8,424.46		$8,170.04		$7,923.30		$7,684.02		$7,451.96
Estimated Annual Expenses	$654.06		$775.71		$752.28		$729.56		$707.53		$686.16		$665.44		$645.34		$625.85		$606.95

Invesco Balanced-Risk
Retirement 2050 Fund—
Class A (Without
Maximum Sales Charge)	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.08%		8.02%		8.02%		8.02%		8.02%		8.02%		8.02%		8.02%		8.02%		8.02%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.92%		0.78%		(2.26%	)	(5.21%	)	(8.08%	)	(10.85%	)	(13.54%	)	(16.16%	)	(18.69%	)	(21.14%	)
End of Year Balance	$10,392.00		$10,078.16		$9,773.80		$9,478.63		$9,192.38		$8,914.77		$8,645.54		$8,384.45		$8,131.24		$7,885.67
Estimated Annual Expenses	$110.12		$820.85		$796.06		$772.02		$748.71		$726.10		$704.17		$682.90		$662.28		$642.28

Invesco Balanced-Risk
Retirement 2050 Fund—
Class B2	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.83%		8.77%		8.77%		8.77%		8.77%		8.77%		8.77%		8.77%		8.02%		8.02%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.17%		(0.72%	)	(4.46%	)	(8.06%	)	(11.53%	)	(14.87%	)	(18.08%	)	(21.16%	)	(23.54%	)	(25.85%	)
End of Year Balance	$10,317.00		$9,928.05		$9,553.76		$9,193.58		$8,846.99		$8,513.46		$8,192.50		$7,883.64		$7,645.55		$7,414.66
Estimated Annual Expenses	$185.90		$887.75		$854.28		$822.07		$791.08		$761.26		$732.56		$704.94		$622.72		$603.91

1 Your actual expenses may be higher or lower than those shown.
2 The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.

54        Invesco Growth Series

Invesco Balanced-Risk
Retirement 2050 Fund—Class C2	Year 1	Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.83%	8.77%		8.77%		8.77%		8.77%		8.77%		8.77%		8.77%		8.77%		8.77%
Cumulative Return Before Expenses	5.00%	10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.17%	(0.72%	)	(4.46%	)	(8.06%	)	(11.53%	)	(14.87%	)	(18.08%	)	(21.16%	)	(24.14%	)	(27.00%	)
End of Year Balance	$10,317.00	$9,928.05		$9,553.76		$9,193.58		$8,846.99		$8,513.46		$8,192.50		$7,883.64		$7,586.43		$7,300.42
Estimated Annual Expenses	$185.90	$887.75		$854.28		$822.07		$791.08		$761.26		$732.56		$704.94		$678.36		$652.79

Invesco Balanced-Risk
Retirement 2050 Fund—Class R	Year 1	Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.33%	8.27%		8.27%		8.27%		8.27%		8.27%		8.27%		8.27%		8.27%		8.27%
Cumulative Return Before Expenses	5.00%	10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.67%	0.28%		(3.00%	)	(6.17%	)	(9.24%	)	(12.21%	)	(15.08%	)	(17.85%	)	(20.54%	)	(23.14%	)
End of Year Balance	$10,367.00	$10,028.00		$9,700.08		$9,382.89		$9,076.07		$8,779.28		$8,492.20		$8,214.51		$7,945.89		$7,686.06
Estimated Annual Expenses	$135.44	$843.33		$815.76		$789.08		$763.28		$738.32		$714.18		$690.82		$668.23		$646.38

Invesco Balanced-Risk
Retirement 2050 Fund—Class Y	Year 1	Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	0.83%	7.77%		7.77%		7.77%		7.77%		7.77%		7.77%		7.77%		7.77%		7.77%
Cumulative Return Before Expenses	5.00%	10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	4.17%	1.28%		(1.52%	)	(4.25%	)	(6.90%	)	(9.48%	)	(11.99%	)	(14.43%	)	(16.80%	)	(19.10%	)
End of Year Balance	$10,417.00	$10,128.45		$9,847.89		$9,575.10		$9,309.87		$9,051.99		$8,801.25		$8,557.46		$8,320.41		$8,089.94
Estimated Annual Expenses	$84.73	$798.19		$776.08		$754.58		$733.68		$713.36		$693.60		$674.39		$655.71		$637.54

[1]	Your actual expenses may be higher or lower than those shown.
[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.

55        Invesco Growth Series

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors (Invesco Funds). The following information is about all of the Invesco Funds that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invesco.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s SAI, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

AIM Fund Retail Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six years	■ Contingent deferred sales charge on redemptions within one year[3]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of 0.25%[1]	■ 12b-1 fee of 1.00%	■ 12b-1 fee of 1.00%[4]	■ 12b-1 fee of 0.50%	■ No 12b-1 fee	■ 12b-1 fee of 0.25%[1]

■ Converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation.	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■ Generally closed to new investors

1	Class A2 shares of Invesco Tax-Free Intermediate Fund and Investor Class shares of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
2	Class B shares of Invesco Money Market Fund convert to Invesco Cash Reserve Shares.
3	CDSC does not apply to redemption of Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund unless you received Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund through an exchange from Class C shares from another AIM Fund that is still subject to a CDSC.
4	Class C shares of Invesco Floating Rate Fund have a 12b-1 fee of 0.75%.

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes on a limited basis:

■ Class A2 shares: Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund;

■ Class P shares: Invesco Summit Fund;

■ Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and

■ Invesco Cash Reserve Shares: Invesco Money Market Fund.

Share Class Eligibility

Class A, B, C and Invesco Cash Reserve Shares
Class A, B, C and Invesco Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

A-1        The Invesco Funds

MCF—04/10

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including Invesco Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund, are closed to new investors. All references in this prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the Invesco Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares are generally not available for IRAs unless the IRA depositor is considered a grandfathered investor or the account is opened through a grandfathered intermediary.

■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution fees to Invesco Distributors, Inc. (Invesco Distributors) to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	Invesco Tax-Free Intermediate Fund, Class A2 shares.

■	Invesco Money Market Fund, Investor Class shares.

■	Invesco Tax-Exempt Cash Fund, Investor Class shares.

■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will

A-2        The Invesco Funds

tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.

■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:

■	a. have assets of at least $1 million; or
■	b. have at least 100 employees eligible to participate in the Plan; or
■	c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.

No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of Invesco Tax-Exempt Cash Fund and Class A2 shares of Invesco Limited Maturity Treasury Fund or Invesco Tax-Free Intermediate Fund.

■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s SAI include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchases of Class A shares of Invesco Tax-Exempt Cash Fund, Invesco Cash Reserve Shares of Invesco Money Market Fund and Investor Class shares of any fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) and investments within Class A shares of the Higher Education Plan for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.

A-3        The Invesco Funds

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire Invesco Cash Reserve Shares of Invesco Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares and on Class C Shares of Funds Other Than Invesco LIBOR Alpha Fund and Invesco Short Term Bond Fund
Class B and Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below:

Year since purchase made:	Class B	Class C

First	5%	1%

Second	4	None

Third	3	None

Fourth	3	None

Fifth	2	None

Sixth	1	None

Seventh and following	None	None

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of Invesco LIBOR Alpha Fund and Invesco Short Term Bond Fund
Class C shares of Invesco LIBOR Alpha Fund and Invesco Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco LIBOR Alpha Fund or Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first and, then, shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of Invesco Tax-Exempt Cash Fund.

■	Class A shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund purchased on or after October 21, 2002, and prior to February 1, 2010.

■	Invesco Cash Reserve Shares of Invesco Money Market Fund.

■	Investor Class shares of any Fund.

■	Class P shares of Invesco Summit Fund.

■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.

■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund

A-4        The Invesco Funds

imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

Invesco Asia Pacific Growth Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Floating Rate Fund
Invesco Global Core Equity Fund
Invesco Global Equity Fund
Invesco Global Growth Fund

Invesco Global Health Care Fund
Invesco Global Real Estate Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco Gold & Precious Metals Fund
Invesco High Yield Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund Invesco International Growth Fund Invesco International Small Company Fund Invesco International Total Return Fund Invesco Japan Fund Invesco Trimark Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, Funds of Funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors has the discretion to accept orders for lesser amounts

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #

A-5        The Invesco Funds

	Opening An Account	Adding To An Account

By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the internet.

*	In addition, Invesco Investment Services, Inc. does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund unless you own shares in both Class A and Class B of the same Fund, in which case the check may be reinvested into the Class A shares. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

A-6        The Invesco Funds

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.
By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent or authorized intermediary, if applicable). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (Invesco Cash Reserve Shares of Invesco Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	Invesco Money Market Fund, Invesco Cash Reserve Shares, Class Y shares and Investor Class shares

■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares

■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.

Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have

A-7        The Invesco Funds

the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

Invesco Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your Invesco Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.

■	Exchanges into Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.

■	Class A2 shares of Invesco Limited Maturity Treasury Fund and Invesco Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.

■	Invesco Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

■	Invesco Cash Reserve shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares of one Fund can not be exchanged for Class Y shares of a different Fund.

■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market funds); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by Funds of Funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of Invesco Limited Maturity Treasury Fund, Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges and CDSCs Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

A-8        The Invesco Funds

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

The Invesco Affiliates and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:

■	The money market funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	The money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

Invesco Limited Maturity Treasury Fund. The Board of Invesco Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that Invesco Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, Invesco Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use Invesco Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.

■	One of the advantages of Invesco Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of Invesco Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market funds and Invesco Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved

A-9        The Invesco Funds

by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco valuation committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. Invesco Money Market Fund, Invesco Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. Invesco High Income Municipal Fund, Invesco Municipal Bond Fund and Invesco Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end Funds, other than open-end Funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests, and the prospectuses for such open-end Funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business

A-10        The Invesco Funds

day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in shares of its Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiary will fluctuate with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as ”buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of

A-11        The Invesco Funds

dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.

■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-12        The Invesco Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Funds’ investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Balanced-Risk Retirement Now Fund Invesco Balanced-Risk Retirement 2010 Fund Invesco Balanced-Risk Retirement 2020 Fund and	Invesco Balanced-Risk Retirement 2030 Fund Invesco Balanced-Risk Retirement 2040 Fund Invesco Balanced-Risk Retirement 2050 Fund
SEC 1940 Act file number: 811-02699

invesco.com ABRR-PRO-1

Statutory Prospectus Supplement dated November 10, 2010
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A5, B, C, C5, R, R5, Y and Institutional Class shares of the Funds listed below:
Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Retirement 2010 Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Following a number of meetings held in September and October 2010, the Board of Trustees of Invesco Balanced-Risk Retirement 2010 Fund (the “2010 Fund”), a series portfolio of AIM Growth Series (Invesco Growth Series), unanimously approved the reorganization of the Fund into Invesco Balanced-Risk Retirement Now Fund (the “Now Fund”), a series portfolio of AIM Growth Series (Invesco Growth Series). The 2010 Fund will transfer all of its assets and liabilities to the Now Fund, in exchange for shares of the Now Fund that will be distributed to 2010 Fund shareholders.
The reorganization is expected to be consummated in or around April 2011. Upon closing of the reorganization, shareholders of the 2010 Fund will receive a corresponding class of shares of the Now Fund in exchange for their shares of the 2010 Fund and the 2010 Fund will liquidate and cease operations.
A combined Information Statement/Prospectus will be sent to shareholders of the 2010 Fund and will include a full discussion of the reorganization and the factors the Board of Trustees considered in approving the reorganization.
IBRR-Sup-1 111010

Statutory Prospectus Supplement dated October 6, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, A5, B, B5, C, C5, P, R, R5, S, Y and Investor Class, as applicable, of each of the Funds listed below:
Invesco Asia Pacific Growth Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Retirement 2010 Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Retirement Now Fund
Invesco Capital Development Fund
Invesco Charter Fund
Invesco China Fund
Invesco Constellation Fund
Invesco Developing Markets Fund
Invesco Diversified Dividend Fund
Invesco Endeavor Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Global Equity Fund
Invesco Global Fund
Invesco Global Growth Fund
Invesco Global Health Care Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco International Growth Fund
Invesco International Small Company Fund
Invesco Japan Fund
Invesco Mid Cap Core Equity Fund
Invesco Select Equity Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Companies Fund
Invesco Summit Fund
The following information is added to the end of the first paragraph appearing under the heading “OTHER INFORMATION — Sales Charges”:
“Purchases of Class B and Class C shares are subject to a contingent deferred sales charge. For more information on contingent deferred sales charges, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.”
Invesco Retail-SUP-1B 100610

Statutory Prospectus Supplement dated September 20, 2010
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, A2, A5, B, B5, C, C5, P, R, R5, S, Y, Invesco Cash Reserve Shares and Investor Class shares, as applicable, for each of the Funds listed below:
Invesco Asia Pacific Growth Fund
Invesco Balanced Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Retirement 2010 Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Invesco Balanced-Risk Retirement Now Fund
Invesco Basic Balanced Fund
Invesco Basic Value Fund
Invesco California Tax-Free Income Fund
Invesco Capital Development Fund
Invesco Charter Fund
Invesco China Fund
Invesco Commodities Strategy Fund
Invesco Conservative Allocation Fund
Invesco Constellation Fund
Invesco Convertible Securities Fund
Invesco Core Bond Fund
Invesco Core Plus Bond Fund
Invesco Developing Markets Fund
Invesco Diversified Dividend Fund
Invesco Dividend Growth Securities Fund
Invesco Dynamics Fund
Invesco Emerging Market Local Currency Debt Fund
Invesco Endeavor Fund
Invesco Energy Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco European Growth Fund
Invesco European Small Company Fund
Invesco Financial Services Fund
Invesco Floating Rate Fund
Invesco Fundamental Value Fund
Invesco Global Fund
Invesco Global Advantage Fund
Invesco Global Core Equity Fund
Invesco Global Dividend Growth Securities Fund
Invesco Global Equity Fund
Invesco Global Growth Fund
Invesco Global Health Care Fund
Invesco Global Real Estate Fund
Invesco Global Small & Mid Cap Growth Fund
Invesco Gold & Precious Metals Fund
Invesco Growth Allocation Fund
Invesco Health Sciences Fund
Invesco High Income Municipal Fund
Invesco High Yield Fund
Invesco High Yield Securities Fund
Invesco Income Fund
Invesco Income Allocation Fund
Invesco International Allocation Fund
Invesco International Core Equity Fund
Invesco International Growth Fund
Invesco International Small Company Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco Large Cap Basic Value Fund
Invesco Large Cap Growth Fund
Invesco Large Cap Relative Value Fund
Invesco Leisure Fund
Invesco LIBOR Alpha Fund
Invesco Limited Maturity Treasury Fund
Invesco Mid Cap Basic Value Fund
Invesco Mid Cap Core Equity Fund
Invesco Mid-Cap Value Fund
Invesco Moderate Allocation Fund
Invesco Moderate Growth Allocation Fund
Invesco Moderately Conservative Allocation Fund
Invesco Money Market Fund
Invesco Multi-Sector Fund
Invesco Municipal Fund
Invesco Municipal Bond Fund
Invesco New York Tax-Free Income Fund
Invesco Pacific Growth Fund
Invesco Real Estate Fund
Invesco S&P 500 Index Fund
Invesco Select Equity Fund
Invesco Select Real Estate Income Fund
Invesco Short Term Bond Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Companies Fund
Invesco Small-Mid Special Value Fund
Invesco Special Value Fund
Invesco Structured Core Fund
Invesco Summit Fund
Invesco Tax-Exempt Securities Fund
Invesco Tax-Free Intermediate Fund
Invesco Technology Fund
Invesco Technology Sector Fund
Invesco U.S. Government Fund
Invesco U.S. Mid Cap Value Fund
Invesco U.S. Small Cap Value Fund
Invesco U.S. Small/Mid Cap Value Fund
Invesco Utilities Fund
Invesco Value Fund
Invesco Value II Fund
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Asset Allocation Conservative Fund
Invesco Van Kampen Asset Allocation Growth Fund
Invesco Van Kampen Asset Allocation Moderate Fund
Invesco Van Kampen California Insured Tax Free Fund
Invesco Van Kampen Capital Growth Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Core Equity Fund
Invesco Van Kampen Core Plus Fixed Income Fund
Invesco Van Kampen Corporate Bond Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen Enterprise Fund
Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Equity Premium Income Fund
Invesco Van Kampen Global Equity Allocation Fund

1

Invesco Van Kampen Global Franchise Fund
Invesco Van Kampen Global Tactical Asset Allocation Fund
Invesco Van Kampen Government Securities Fund
Invesco Van Kampen Growth and Income Fund
Invesco Van Kampen Harbor Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen Insured Tax Free Income Fund
Invesco Van Kampen Intermediate Term Municipal Income Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Leaders Fund
Invesco Van Kampen Limited Duration Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Municipal Income Fund
Invesco Van Kampen New York Tax Free Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Van Kampen Real Estate Securities Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Technology Fund
Invesco Van Kampen U.S. Mortgage Fund
Invesco Van Kampen Utility Fund
Invesco Van Kampen Value Opportunities Fund
Effective November 30, 2010, Class B or Class B5 shares may not be purchased or acquired by exchange from share classes other than Class B or Class B5 shares. Any investment received by a Fund on or after this date that is intended for Class B or Class B5 shares will be rejected.
Shareholders with investments in Class B or Class B5 shares may continue to hold such shares until they convert to Class A or Class A5 shares, respectively. However, no additional investments will be accepted in Class B or Class B5 shares on or after November 30, 2010. Dividends and capital gain distributions may continue to be reinvested in Class B or Class B5 shares until their conversion dates. In addition, shareholders invested in Class B or Class B5 shares will be able to exchange those shares for Class B or Class B5 shares, respectively, of other Invesco Funds offering such shares until they convert.
The following information was added as a new heading under “SHAREHOLDER ACCOUNT INFORMATION — Redeeming Shares” on page A-9 in the Prospectus:
“Minimum Account Balance
A low balance fee of $12 per year will be deducted in the fourth quarter of each year from all Class A share, Class B share, Class C share and Investor Class share accounts held in the Fund (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Fund and the Adviser. The Fund and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our web site, www.invesco.com/us, on or about November 15 of each year. This fee will be payable to the transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the transfer agent to offset amounts that would otherwise be payable by the Fund to the transfer agent under the transfer agency agreement. The low balance fee is not applicable to Fund Accounts comprised of: (i) fund of funds accounts, (ii) escheated accounts, (iii) accounts participating in a Systematic Purchase Plan established directly with the Fund, (iv) accounts with Dollar Cost Averaging, (v) accounts in which Class B Shares are immediately involved in the automatic conversion to Class A Shares, and those corresponding Class A Shares immediately involved in such conversion, (vi) accounts in which all shares are evidenced by share certificates, (vii) certain retirement plan accounts, (viii) forfeiture accounts in connection with certain retirement plans, (ix) investments in Class P, Class R, Class S or Class Y Shares, (x) certain money market funds (Investor Class of Premier U.S. Government Money, Premier Tax-Exempt and Premier Portfolios; all classes of Invesco Money Market Fund; and all classes of Invesco Tax-Exempt Cash Fund), or (xi) accounts in Class A shares established pursuant to an advisory fee program.
Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules which differ from those described in this prospectus. In such cases, there may be low balance fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.”

2

Prospectus	April 30, 2010

Invesco Balanced-Risk Retirement Now Fund
(formerly known as AIM Independence Now Fund)
Class: A5 (VIRAX), C5 (VIRCX), and R5 (VIRRX)
Invesco Balanced-Risk Retirement 2010 Fund
(formerly known as AIM Independence 2010 Fund)
Class: A5 (VRAAX), C5 (VRACX), and R5 (VRARX)
Invesco Balanced-Risk Retirement 2020 Fund
(formerly known as AIM Independence 2020 Fund)
Class: A5 (VRCAX), C5 (VRCCX), and R5 (VRCRX)
Invesco Balanced-Risk Retirement 2030 Fund
(formerly known as AIM Independence 2030 Fund)
Class: A5 (VREAX), C5 (VRECX), and R5 (VRERX)
Invesco Balanced-Risk Retirement 2040 Fund
(formerly known as AIM Independence 2040 Fund)
Class: A5 (VRGAX), C5 (VRGCX), and R5 (VRGRX)
Invesco Balanced-Risk Retirement 2050 Fund
(formerly known as AIM Independence 2050 Fund)
Class: A5 (VRIAX), C5 (VRICX), and R5 (VRIRX)

Invesco Balanced-Risk Retirement Now Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation.

Invesco Balanced-Risk 2010 Retirement Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Invesco Balanced-Risk 2020 Retirement Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Invesco Balanced-Risk 2030 Retirement Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Invesco Balanced-Risk 2040 Retirement Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Invesco Balanced-Risk 2050 Retirement Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

This prospectus contains important information about the Class A5, C5 and R5 shares of the Funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Funds:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summaries	1
Invesco Balanced-Risk Retirement Now Fund	1
Invesco Balanced-Risk Retirement 2010 Fund	5
Invesco Balanced-Risk Retirement 2020 Fund	9
Invesco Balanced-Risk Retirement 2030 Fund	14
Invesco Balanced-Risk Retirement 2040 Fund	18
Invesco Balanced-Risk Retirement 2050 Fund	22

Investment Objective, Strategies, Risks and Portfolio Holdings	26
Invesco Balanced-Risk Retirement Now Fund	26
Invesco Balanced-Risk Retirement 2010 Fund	28
Invesco Balanced-Risk Retirement 2020 Fund	30
Invesco Balanced-Risk Retirement 2030 Fund	33
Invesco Balanced-Risk Retirement 2040 Fund	34
Invesco Balanced-Risk Retirement 2050 Fund	36
All Funds	38

Fund Management	40
The Advisers	40
Adviser Compensation	41
Portfolio Managers	41

Other Information	41
Sales Charges	41
Dividends and Distributions	41

Benchmark Descriptions	42

Financial Highlights	44

Hypothetical Investment and Expense Information	47

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-5
Redeeming Shares	A-6
Exchanging Shares	A-8
Rights Reserved by the Funds	A-8
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-11
Payments to Financial Intermediaries	A-12
Important Notice Regarding Delivery of Security Holder Documents	A-12

Obtaining Additional Information	Back Cover

        Invesco Growth Series

Fund Summaries

INVESCO BALANCED-RISK RETIREMENT NOW FUND

Investment Objectives
The Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page I-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A5	C5	R5

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A5	C5	R5

Management Fees	None	None	None

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%

Other Expenses	10.22	10.22	10.22

Acquired Fund Fees and Expenses	0.63	0.63	0.63

Total Annual Fund Operating Expenses	11.10	11.85	11.35

Fee Waiver and/or Expense Reimbursement[1]	10.22	10.22	10.22

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.88	1.63	1.13

1	The Fund’s Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50%, respectively, of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011. In addition, the Fund’s Adviser has contractually agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.41%, 1.16% and 0.66% for Class A5, C5 and R5, respectively. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A5	$635	$2,688	$4,498	$8,142

Class C5	266	2,451	4,433	8,317

Class R5	115	2,326	4,264	8,131

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A5	$635	$2,688	$4,498	$8,142

Class C5	166	2,451	4,433	8,317

Class R5	115	2,326	4,264	8,131

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 155% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement Now Fund

Invesco Balanced-Risk Allocation Fund	60.00%

Liquid Assets Portfolio	20.00

Premier Portfolio	20.00

Total	100

The Fund’s name indicates that an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Real return is total return reduced by the impact of inflation.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and

1               Invesco Growth Series

increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2	13.0	21.4

Fixed Income	28.7	51.0	82.1

Cash Equivalents	40.0	40.0	40.0

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds

Invesco Balanced-Risk Allocation Fund.   Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

2               Invesco Growth Series

Liquid Assets Portfolio.   Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio.   Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell it. Failure of a municipal security issue to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, an underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, an underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

3               Invesco Growth Series

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A5 shares year-to-date (ended March 31, 2010): 0.89%
Best Quarter (ended September 30, 2009): 9.78%
Worst Quarter (ended December 31, 2008): (8.89)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Class A5[1]: Inception (06/01/10)
Return Before Taxes	8.25%	(2.65)%
Return After Taxes on Distributions	6.26	(4.54)
Return After Taxes on Distributions and Sale of Fund Shares	5.36	(3.26)

Class C5[2]: Inception (06/01/10)	12.68	(1.49)

Class R5[2]: Inception (06/01/10)	14.24	(1.00)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence Now Index	15.80	1.87

Custom Balanced-Risk Retirement Now Index	15.65	1.83

Lipper Mixed-Asset Target Allocation Conservative Funds Index	20.04	1.90

1	Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.
2	Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and R5. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence Now Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement Now Index, in order to better reflect the investments of the Fund.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R5 shares for Fund accounts. The minimum investments for Class A5 and C5 shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

4               Invesco Growth Series

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO BALANCED-RISK RETIREMENT 2010 FUND

Investment Objectives
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page I-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A5	C5	R5

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A5	C5	R5

Management Fees	None	None	None

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%

Other Expenses	3.67	3.67	3.67

Acquired Fund Fees and Expenses	0.66	0.66	0.66

Total Annual Fund Operating Expenses	4.58	5.33	4.83

Fee Waiver and/or Expense Reimbursement[1]	3.67	3.67	3.67

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.91	1.66	1.16

1	The Fund’s Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50%, respectively, of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011. In addition, the Fund’s Adviser has contractually agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.41%, 1.16% and 0.66% for Class A5, C5 and R5, respectively. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A5	$638	$1,543	$2,455	$4,770

Class C5	269	1,267	2,357	5,053

Class R5	118	1,123	2,131	4,667

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A5	$638	$1,543	$2,455	$4,770

Class C5	169	1,267	2,357	5,053

Class R5	118	1,123	2,131	4,667

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on

5               Invesco Growth Series

a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement 2010 Fund

Invesco Balanced-Risk Allocation Fund	62.00%

Liquid Assets Portfolio	19.50

Premier Portfolio	19.50
Total	100

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7	20.8	35.6

Fixed Income	47.8	81.6	136.	%

Cash Equivalents	0.0	0.0	0.0

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0	17.4	28.5

Fixed Income	38.3	68.0	109.5

Cash Equivalents	20.0	20.0	20.0

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2	13.0	21.4

Fixed Income	28.7	51.0	82.1

Cash Equivalents	40.0	40.0	40.0

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as

6               Invesco Growth Series

margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio.   Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio.   Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

7               Invesco Growth Series

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell it. Failure of a municipal security issue to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, an underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, an underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A5 shares year-to-date (ended March 31, 2010): 0.94%
Best Quarter (ended September 30, 2009): 10.72%
Worst Quarter (ended December 31, 2008): (9.84)%

8               Invesco Growth Series

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Class A5[1]: Inception (06/01/10)
Return Before Taxes	9.09%	(3.00)%
Return After Taxes on Distributions	7.28	(4.43)
Return After Taxes on Distributions and Sale of Fund Shares	5.95	(3.31)

Class C5[2]: Inception (06/01/10)	13.59	(1.85)

Class R5[2]: Inception (06/01/10)	15.16	(1.36)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence 2010 Index	16.65	1.39

Custom Balanced-Risk Retirement 2010 Index	16.44	1.33

Lipper Mixed-Asset Target 2010 Funds Index	21.58	(0.20)

1	Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.
2	Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and R5. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence 2010 Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement 2010 Index, in order to better reflect the investments of the Fund.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R5 shares for Fund accounts. The minimum investments for Class A5 and C5 shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO BALANCED-RISK RETIREMENT 2020 FUND

Investment Objectives
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page I-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A5	C5	R5

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	1.00%	None

9               Invesco Growth Series

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A5	C5	R5

Management Fees	None	None	None

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%

Other Expenses	1.83	1.83	1.83

Acquired Fund Fees and Expenses	0.74	0.74	0.74

Total Annual Fund Operating Expenses	2.82	3.57	3.07

Fee Waiver and/or Expense Reimbursement[1]	1.83	1.83	1.83

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99	1.74	1.24

1	The Fund’s Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50%, respectively, of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011. In addition, the Fund’s Adviser has contractually agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.41%, 1.16% and 0.66% for Class A5, C5 and R5, respectively. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A5	$645	$1,212	$1,803	$3,399

Class C5	277	925	1,694	3,716

Class R5	126	776	1,451	3,255

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A5	$645	$1,212	$1,803	$3,399

Class C5	177	925	1,694	3,716

Class R5	126	776	1,451	3,255

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 185% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement 2020 Fund

Invesco Balanced-Risk Allocation Fund	100.00%

Liquid Assets Portfolio	0.00

Premier Portfolio	0.00

Total	100

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of

10               Invesco Growth Series

leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7	20.8	35.6

Fixed Income	47.8	81.6	136.9

Cash Equivalents	0.0	0.0	0.0

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0	17.4	28.5

Fixed Income	38.3	68.0	109.5

Cash Equivalents	20.0	20.0	20.0

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2	13.0	21.4

Fixed Income	28.7	51.0	82.1

Cash Equivalents	40.0	40.0	40.0

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio.   Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances,

11               Invesco Growth Series

certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio.   Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell it. Failure of a municipal security issue to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, an underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, an underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will

12               Invesco Growth Series

not fulfill its contractual obligation to complete the transaction with the underlying fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A5 shares year-to-date (ended March 31, 2010): 1.63%
Best Quarter (ended June 30, 2009): 15.86%
Worst Quarter (ended December 31, 2008): (15.38)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Class A5[1]: Inception (06/01/10)
Return Before Taxes	15.80%	(5.07)%
Return After Taxes on Distributions	13.37	(6.41)
Return After Taxes on Distributions and Sale of Fund Shares	10.31	(4.98)

Class C5[2]: Inception (06/01/10)	20.58	(3.95)

Class R5[2]: Inception (06/01/10)	22.18	(3.47)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence 2020 Index	20.46	(1.07)

Custom Balanced-Risk Retirement 2020 Index	20.81	(0.97)

Lipper Mixed-Asset Target 2020 Funds Index	27.70	(1.69)

1	Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.
2	Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and R5. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence 2020 Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement 2020 Index, in order to better reflect the investments of the Fund.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R5 shares for Fund accounts. The minimum investments for Class A5 and C5 shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

13               Invesco Growth Series

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO BALANCED-RISK RETIREMENT 2030 FUND

Investment Objectives
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page I-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A5	C5	R5

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A5	C5	R5

Management Fees	None	None	None

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%

Other Expenses	2.15	2.15	2.15

Acquired Fund Fees and Expenses	0.78	0.78	0.78

Total Annual Fund Operating Expenses	3.18	3.93	3.43

Fee Waive and/or Expense Reimbursement[1]	2.15	2.15	2.15

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03	1.78	1.28

1	The Fund’s Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50%, respectively, of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011. In addition, the Fund’s Adviser has contractually agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.41%, 1.16% and 0.66% for Class A5, C5 and R5, respectively. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A5	$649	$1,286	$1,945	$3,702

Class C5	281	1,001	1,839	4,012

Class R5	130	853	1,599	3,568

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A5	$649	$1,286	$1,945	$3,702

Class C5	181	1,001	1,839	4,012

Class R5	130	853	1,599	3,568

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 201% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on

14               Invesco Growth Series

a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement 2030 Fund

Invesco Balanced-Risk Allocation Fund	100.00%

Liquid Assets Portfolio	0.00

Premier Portfolio	0.00

Total	100

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7	20.8	35.6

Fixed Income	47.8	81.6	136.9

Cash Equivalents	0.0	0.0	0.0

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0	17.4	28.5

Fixed Income	38.3	68.0	109.5

Cash Equivalents	20.0	20.0	20.0

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2	13.0	21.4

Fixed Income	28.7	51.0	82.1

Cash Equivalents	40.0	40.0	40.0

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as

15               Invesco Growth Series

margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio.   Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio.   Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

16               Invesco Growth Series

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A5 shares year-to-date (ended March 31, 2010): 1.45%
Best Quarter (ended June 30, 2009): 20.35%
Worst Quarter (ended December 31, 2008): (19.67)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Class A5[1]: Inception (06/01/10)
Return Before Taxes	19.76%	(6.93)%
Return After Taxes on Distributions	17.54	(8.11)
Return After Taxes on Distributions and Sale of Fund Shares	12.94	(6.41)

Class C5[2]: Inception (06/01/10)	24.82	(5.83)

Class R5[2]: Inception (06/01/10)	26.45	(5.36)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence 2030 Index	24.58	(3.65)

Custom Balanced-Risk Retirement 2030 Index	23.33	(3.98)

Lipper Mixed-Asset Target 2030 Funds Index	30.89	(3.99)

1	Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.
2	Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and R5. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence 2030 Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement 2030 Index, in order to better reflect the investments of the Fund.

17               Invesco Growth Series

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R5 shares for Fund accounts. The minimum investments for Class A5 and C5 shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	$250	$25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO BALANCED-RISK RETIREMENT 2040 FUND

Investment Objectives
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page I-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A5	C5	R5

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A5	C5	R5

Management Fees	None	None	None

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%

Other Expenses	3.89	3.89	3.89

Acquired Fund Fees and Expenses	0.81	0.81	0.81

Total Annual Fund Operating Expenses	4.95	5.70	5.20

Fee Waiver and/or Expense Reimbursement[1]	3.88	3.88	3.88

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.07	1.82	1.32

1	The Fund’s Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50%, respectively, of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011. In addition, the Fund’s Adviser has contractually agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.41%, 1.16% and 0.66% for Class A5, C5 and R5, respectively. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

18               Invesco Growth Series

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A5	$653	$1,626	$2,600	$5,038

Class C5	285	1,353	2,505	5,314

Class R5	134	1,211	2,282	4,943

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A5	$653	$1,626	$2,600	$5,038

Class C5	185	1,353	2,505	5,314

Class R5	134	1,211	2,282	4,943

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 214% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement 2040 Fund

Invesco Balanced-Risk Allocation Fund	100.00%

Liquid Assets Portfolio	0.00

Premier Portfolio	0.00

Total	100

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7	20.8	35.6

Fixed Income	47.8	81.6	136.9

Cash Equivalents	0.0	0.0	0.0

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0	17.4	28.5

Fixed Income	38.3	68.0	109.5

Cash Equivalents	20.0	20.0	20.0

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2	13.0	21.4

Fixed Income	28.7	51.0	82.1

Cash Equivalents	40.0	40.0	40.0

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds

Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose

19               Invesco Growth Series

performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio.   Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio.   Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds,

20               Invesco Growth Series

the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A5 shares year-to-date (ended March 31, 2010): 1.49%
Best Quarter (ended June 30, 2009): 22.22%
Worst Quarter (ended December 31, 2008): (21.26)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Class A5[1]: Inception (06/01/10)
Return Before Taxes	20.65%	(7.93)%
Return After Taxes on Distributions	18.48	(9.07)
Return After Taxes on Distributions and Sale of Fund Shares	13.48	(7.20)

Class C5[2]: Inception (06/01/10)	25.64	(6.84)

Class R5[2]: Inception (06/01/10)	27.27	(6.37)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence 2040 Index	26.85	(4.85)

Custom Balanced-Risk Retirement 2040 Index	24.69	(5.41)

Lipper Mixed-Asset Target 2040 Funds Index	32.00	(5.05)

21               Invesco Growth Series

1	Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.
2	Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and R5. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence 2040 Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement 2040 Index, in order to better reflect the investments of the Fund.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R5 shares for Fund accounts. The minimum investments for Class A5 and C5 shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO BALANCED-RISK RETIREMENT 2050 FUND

Investment Objectives
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page I-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A5	C5	R5

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A5	C5	R5

Management Fees	None	None	None

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%

Other Expenses	6.95	6.95	6.95

Acquired Fund Fees and Expenses	0.82	0.82	0.82

Total Annual Fund Operating Expenses	8.02	8.77	8.27

Fee Waiver and/or Expense Reimbursement[1]	6.94	6.94	6.94

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.08	1.83	1.33

1	The Fund’s Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Class A5, C5 and R5 shares to 0.25%, 1.00% and 0.50%, respectively, of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011. In addition, the Fund’s Adviser has contractually agreed through at least June 30, 2012 to limit the Acquiring Fund’s operating expenses (excluding certain items discussed above) to 0.41%, 1.16% and 0.66% for Class A5, C5 and R5, respectively. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

22               Invesco Growth Series

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A5	$654	$2,182	$3,619	$6,849

Class C5	286	1,928	3,541	7,071

Class R5	135	1,795	3,347	6,805

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A5	$654	$2,182	$3,619	$6,849

Class C5	186	1,928	3,541	7,071

Class R5	135	1,795	3,347	6,805

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 214% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement 2050 Fund

Invesco Balanced-Risk Allocation Fund	100.00%

Liquid Assets Portfolio	0.00

Premier Portfolio	0.00

Total	100

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7	20.8	35.6

Fixed Income	47.8	81.6	136.9

Cash Equivalents	0.0	0.0	0.0

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0	17.4	28.5

Fixed Income	38.3	68.0	109.5

Cash Equivalents	20.0	20.0	20.0

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2	13.0	21.4

Fixed Income	28.7	51.0	82.1

Cash Equivalents	40.0	40.0	40.0

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

23               Invesco Growth Series

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio.   Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio.   Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

24               Invesco Growth Series

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A5 shares year-to-date (ended March 31, 2010): 1.40%
Best Quarter (ended June 30, 2009): 23.11%
Worst Quarter (ended December 31, 2008): (22.34)%

25               Invesco Growth Series

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Class A5[1]: (Inception (06/01/10)
Return Before Taxes	20.91%	(8.68)%
Return After Taxes on Distributions	18.86	(9.83)
Return After Taxes on Distributions and Sale of Fund Shares	13.67	(7.80)

Class C5[2]: Inception (06/01/10)	25.97	(7.60)

Class R5[2]: Inception (06/01/10)	27.60	(7.13)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence 2050 Index	28.54	(5.73)

Custom Balanced-Risk Retirement 2050 Index	25.67	(6.46)

Lipper Mixed-Asset Target 2050+ Funds Category Average	32.18	(6.11)

1	Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.
2	Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and R5. Class A shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Class A shares is January 31, 2007.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence 2050 Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement 2050 Index, in order to better reflect the investments of the Fund.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R5 shares for Fund accounts. The minimum investments for Class A5 and C5 shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salesperson or your financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Invesco Balanced-Risk Retirement Now Fund

Objectives and Strategies
The Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and two affiliated money market funds according to a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk—the risk that an investor outlives their retirement savings. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. The Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

26               Invesco Growth Series

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. The following factors could reduce the Fund’s income and/or share price:

■	sharply rising or falling interest rates;

■	risks generally associated with concentrating investments in the banking and financial services industries, such as interest rate risk, credit risk and regulatory developments;

■	risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure of nationalization of deposits, and imposition of taxes or other restrictions on the payment of principal and interest; or

■	the risk that a given portfolio instrument that has been structured as to its credit quality, duration, liquidity, or other features to meet existing industry standards regarding the appropriateness of such instrument for investment by a money market fund.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the underlying fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded

27               Invesco Growth Series

funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act.

Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Invesco Balanced-Risk Retirement 2010 Fund

Objectives and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

The Fund is designed for investors whose target retirement date is in or about the year 2010. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2010. The Fund has an approximate target asset allocation of 62% in Invesco Balanced-Risk Allocation Fund and 38% in two affiliated money market funds (approximately 19% in the Liquid Assets Portfolio and 19% in the Premier Portfolio), as of April 30, 2010.

The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and

28               Invesco Growth Series

commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

Reflecting a pre-retiree’s need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as investors approach their target retirement date, the Fund is currently transitioning from an accumulation strategy to a real return strategy. This is occurring through a gradual reduction in the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash. On or about the month of June 2010, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk—the risk that an investor outlives their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. The following factors could reduce the Fund’s income and/or share price:

■	sharply rising or falling interest rates;

■	risks generally associated with concentrating investments in the banking and financial services industries, such as interest rate risk, credit risk and regulatory developments;

■	risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure of nationalization of deposits, and imposition of taxes or other restrictions on the payment of principal and interest; or

■	the risk that a given portfolio instrument that has been structured as to its credit quality, duration, liquidity, or other features to meet existing industry standards regarding the appropriateness of such instrument for investment by a money market fund.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the underlying fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely

29               Invesco Growth Series

affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Invesco Balanced-Risk Retirement 2020 Fund

Objectives and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The Fund’s investment objective

30               Invesco Growth Series

may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

The Fund is designed for investors whose target retirement date is in or about the year 2020. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2020. The Fund has an approximate target asset allocation of 100% in Invesco Balanced-Risk Allocation Fund, as of April 30, 2010.

The Fund will invest 100% of it’s assets in Invesco Balanced Risk Allocation Fund until approximately 10 years prior to the Fund’s target retirement date at which time the Fund will begin transitioning from an accumulation strategy to a real return strategy. Invesco Balanced-Risk Retirement 2020 Fund will begin moving to cash on or about the month of September 2010. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the Fund reaches it’s target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. The following factors could reduce the Fund’s income and/or share price:

■	sharply rising or falling interest rates;

■	risks generally associated with concentrating investments in the banking and financial services industries, such as interest rate risk, credit risk and regulatory developments;

■	risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure of nationalization of deposits, and imposition of taxes or other restrictions on the payment of principal and interest; or

■	the risk that a given portfolio instrument that has been structured as to its credit quality, duration, liquidity, or other features to meet existing industry standards regarding the appropriateness of such instrument for investment by a money market fund.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of

31               Invesco Growth Series

the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the underlying fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates

32               Invesco Growth Series

between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Invesco Balanced-Risk Retirement 2030 Fund

Objectives and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

The Fund is designed for investors whose target retirement date is in or about the year 2030. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2030. The Fund has an approximate target asset allocation of 100% in Invesco Balanced-Risk Allocation Fund, as of April 30, 2010.

The Fund will invest 100% of it’s assets in Invesco Balanced Risk Allocation Fund until approximately 10 years prior to the Fund’s target retirement date at which time the Fund will begin transitioning from an accumulation strategy to a real return strategy. For example, Invesco Balanced-Risk Retirement 2040 Fund will begin moving to cash in the year 2030. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash on a quarterly basis until the Fund reaches its target retirement date. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the Fund reaches it’s target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and

33               Invesco Growth Series

accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Invesco Balanced-Risk Retirement 2040 Fund

Objectives and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated

34               Invesco Growth Series

money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and the money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

The Fund is designed for investors whose target retirement date is in or about the year 2040. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2040. The Fund has an approximate target asset allocation of 100% in Invesco Balanced-Risk Allocation Fund, as of April 30, 2010.

The Fund will invest 100% of it’s assets in Invesco Balanced Risk Allocation Fund until approximately 10 years prior to the Fund’s target retirement date at which time the Fund will begin transitioning from an accumulation strategy to a real return strategy. For example, Invesco Balanced-Risk Retirement 2040 Fund will begin moving to cash in the year 2030. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash on a quarterly basis until the Fund reaches its target retirement date. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the Fund reaches it’s target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market

35               Invesco Growth Series

exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Invesco Balanced-Risk Retirement 2050 Fund

Objectives and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among the Invesco Balanced-Risk Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

The Fund is designed for investors whose target retirement date is in or about the year 2050. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2050. The Fund has an approximate target asset allocation of 100% in Invesco Balanced-Risk Allocation Fund, as of April 30, 2010.

The Fund will invest 100% of it’s assets in Invesco Balanced Risk Allocation Fund until approximately 10 years prior to the Fund’s target retirement date at which time the Fund will begin transitioning from an accumulation strategy to a real return strategy. For example, Invesco Balanced-Risk Retirement 2040 Fund will begin moving to cash in the year 2030. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash on a quarterly basis until the Fund reaches its target retirement date. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the Fund reaches it’s target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk- the risk

36               Invesco Growth Series

that an investor outlives their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce

37               Invesco Growth Series

exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

All Funds
Each Fund is a “fund of funds” and invests its assets in underlying funds rather than directly in individual securities. The underlying funds in which the Funds invest are mutual funds advised by Invesco Advisers, Inc. (the advisor or Invesco). The Funds and the underlying funds in which they invest are part of the same group of investment companies. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd.

Each Fund is non-diversified, which means that it may invest a greater percentage of its assets in any one issuer than may a diversified Fund.

The Adviser monitors the selection of underlying funds to ensure that they continue to conform to expectations and will periodically rebalance a Fund’s investments in the underlying funds to keep them within their target weightings. The Adviser may change a Fund’s asset class allocations, underlying funds or target weightings in the underlying funds without shareholder approval. Each Fund currently expects to hold between 1 and 3 underlying funds.

A list of the underlying funds and their approximate target Fund weightings as of April 30, 2010 is set forth below:

	Invesco	Invesco	Invesco
	Balanced-Risk	Balanced-Risk	Balanced-Risk
	Retirement	Retirement	Retirement
Underlying Funds	2050 Fund	2040 Fund	2030 Fund

Invesco Balanced-Risk Allocation Fund	100.00%	100.00%	100.00%

Liquid Assets Portfolio	0.00	0.00	0.00

Premier Portfolio	0.00	0.00	0.00

Total	100	100	100

	Invesco	Invesco	Invesco
	Balanced-Risk	Balanced-Risk	Balanced-Risk
	Retirement	Retirement	Retirement
Underlying Funds	2020 Fund	2010 Fund	Now Fund

Invesco Balanced-Risk Allocation Fund	100.00%	62.00%	60.00%

Liquid Assets Portfolio	0.00	19.50	20.00

Premier Portfolio	0.00	19.50	20.00

Total	100	100	100

Note: Target Fund weightings are rounded to the nearest hundredths and may not add to 100% due to rounding. See SAI for exact target weightings.

Each Fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the Fund’s Adviser. Each Fund holds cash to handle its daily cash needs, which include payment of Fund expenses, redemption requests and securities transactions. The amount of cash held by the Fund may increase if a Fund takes a temporary defensive position. A Fund may take a temporary defensive position when it receives unusually large redemption requests or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect a Fund’s investment results in a period of rising market prices; conversely it could reduce the magnitude of a Fund’s loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, a Fund may not achieve its investment objective.

Once the asset allocation of each of Invesco Balanced-Risk Retirement 2010 Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Balanced-Risk Retirement 2050 Fund (each, a target date Fund) has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining each such target date Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the target date Fund’s shareholders. Such a combination will result in the shareholders of the target date Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than their target date Fund. The Adviser expects such a combination to generally occur during the year of each Fund’s target retirement date, as indicated in its name. The Board of Trustees of the target date Funds can vote on whether to approve these combinations without shareholder approval, although shareholders will be provided with advance notice in writing of any combination affecting their target date Funds.

38               Invesco Growth Series

The following chart displays how the Adviser expects the asset allocations for the Funds to change as their target retirement dates approach. The Funds employ a risk-balanced optimization process which accounts for the flat glide path (The glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through the underlying fund, Invesco Balanced-Risk Allocation Fund, to equities, commodities and fixed income. The table also includes the expected market exposure through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7	20.8	35.6

Fixed Income	47.8	81.6	136.9

Cash Equivalents	0.0	0.0	0.0

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0	17.4	28.5

Fixed Income	38.3	68.0	109.5

Cash Equivalents	20.0	20.0	20.0

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2	13.0	21.4

Fixed Income	28.7	51.0	82.1

Cash Equivalents	40.0	40.0	40.0

The following table is intended to help investors select an appropriate Fund in which to invest, based upon their target retirement date.

Target Retirement Date	Fund

Retire before 2010	Invesco Balanced-Risk Retirement Now Fund

2010 - 2014	Invesco Balanced-Risk Retirement 2010 Fund

2015 - 2024	Invesco Balanced-Risk Retirement 2020 Fund

2025 - 2034	Invesco Balanced-Risk Retirement 2030 Fund

2035 - 2044	Invesco Balanced-Risk Retirement 2040 Fund

2045 - 2054	Invesco Balanced-Risk Retirement 2050 Fund

Investment Objectives and Strategies of the Underlying Funds

Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

39               Invesco Growth Series

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Invesco Balanced-Risk Allocation Fund and the Subsidiary employ a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund and the Subsidiary generally maintain a substantial amount of their assets in cash and cash equivalents. Cash and cash equivalents will be posted as required margin for futures contracts, as required segregation under Securities and Exchange Commission rules and to collateralize swap exposure.

Invesco Balanced-Risk Allocation Fund or the Subsidiary may, from time to time, take temporary defensive positions in cash and other securities that are inconsistent with the Fund’s or the Subsidiary’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund or the Subsidiary may not achieve its investment objective.

Invesco Balanced-Risk Allocation Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Invesco Balanced-Risk Allocation Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Invesco Balanced-Risk Allocation Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Liquid Assets Portfolio.   Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio.   Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI, which is available at www.invesco.com.

Fund Management

The Advisers
Invesco serves as the Funds’ investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Funds’ day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., Invesco Distributors, Inc. (Invesco Distributors) (the distributor of the Invesco Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco,

40               Invesco Growth Series

Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the Statement of Additional Information.

Adviser Compensation
The Adviser does not receive a management fee from the Funds.

Invesco, not the Fund, pays sub-advisory fees, if any.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Funds is available in the Funds’ most recent report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1999.

The Portfolio Managers are assisted by research analysts on Invesco’s Global Asset Allocation Team. Team members provide research support and make securities recommendations with respect to the Funds’ portfolio, but do not have day-to-day management responsibilities with respect to the Funds’ portfolio.

More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of the prospectus.

The Funds’ SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A5 shares of the Funds are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account—Initial Sales Charges (Class A Shares Only)” section of this prospectus.

Dividends and Distributions
Invesco Balanced-Risk Retirement Now Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Balanced-Risk Retirement 2010 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Balanced-Risk Retirement 2020 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Balanced-Risk Retirement 2030 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Balanced-Risk Retirement 2040 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Balanced-Risk Retirement 2050 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
Invesco Balanced-Risk Retirement Now Fund generally declares and pays dividends from net investment income, if any, quarterly.

Invesco Balanced-Risk Retirement 2010 Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Balanced-Risk Retirement 2020 Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Balanced-Risk Retirement 2030 Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Balanced-Risk Retirement 2040 Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Balanced-Risk Retirement 2050 Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
Invesco Balanced-Risk Retirement Now Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Balanced-Risk Retirement 2010 Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Balanced-Risk Retirement 2020 Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Balanced-Risk Retirement 2030 Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Balanced-Risk Retirement 2040 Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities

41               Invesco Growth Series

and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Balanced-Risk Retirement 2050 Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

All Funds. Each Fund has elected to use the Standard & Poor’s 500 Index as its broad-based benchmark. The Standard & Poor’s 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

The Custom Independence Indexes, created by Invesco to serve as style specific benchmarks for the Independence Funds, are composed of the following indexes: Russell 3000, Morgan Stanley Capital International Europe, Australasia and Far East, FTSE National Association of Real Estate Investment Trusts Equity Real Estate Investment Trusts, Barclays Capital U.S. Universal and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. The composition of the indexes may change from time to time based upon the target asset allocation of the Funds. Therefore, the current composition of the indexes does not reflect their historical composition. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market.

The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs.

The Barclays Capital U.S. Universal Index is composed of the following Barclays Capital indexes: U.S. Aggregate Index, U.S. High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA portion of CMBS.

The three-month U.S. Treasury bill index is compiled by Lipper and is derived from secondary market interest rates published by the Federal Reserve Bank.

The Custom Balanced-Risk Retirement Indexes are created by Invesco to serve as style specific benchmarks for the Balanced-Risk Retirement Funds. From the inception of the Funds to November 4, 2009, the indexes were composed of the corresponding Custom Independence Index. From November 4, 2009 through November 30, 2009, the indexes were composed of the Morgan Stanley Capital International World Index, JPM Global Government Bonds Index and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. Since December 1, 2009, the indexes are composed of the Morgan Stanley Capital International World Index, Barclays Capital US Aggregate Index and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. The composition of the indexes may change from time to time based upon the target asset allocation of the Funds. Therefore, the current composition of the indexes does not reflect their historical composition and will likely be altered in the future to better reflect the objectives of the Funds.

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

The JP Morgan Global Government Bonds Index is a market capitalization weighted index that tracks government bond securities of developed markets.

The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset backed securities.
Invesco Balanced-Risk Retirement Now Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement Now Fund’s objective, strategy and management changes, the Adviser changed the name and composition of the Custom Independence Now Index, the Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement Now Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement Now Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-Asset Target Allocation Conservative Funds Index (which may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation Conservative Funds category. These funds, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.
Invesco Balanced-Risk Retirement 2010 Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement 2010 Fund’s objective, strategy and management changes, the Adviser changed the name and the composition of the Custom Independence 2010 Index, the Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2010 Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement 2010 Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-Asset Target 2010 Funds Index (which may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target 2010 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2010 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2010.
Invesco Balanced-Risk Retirement 2020 Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement 2020 Fund’s objective, strategy and management changes, the Adviser changed the composition of the Custom Independence 2020 Index, the Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2020 Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement 2020 Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-Asset Target 2020 Funds Index (which may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target 2020 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset

42               Invesco Growth Series

Target Allocation 2020 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016, to December 31, 2020.
Invesco Balanced-Risk Retirement 2030 Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement 2030 Fund’s objective, strategy and management changes, the Adviser changed the name and composition of the Custom Independence 2030 Index, the Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2030 Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement 2030 Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-Asset Target 2030 Funds Index (which may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target 2030 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2030 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026, to December 31, 2030.
Invesco Balanced-Risk Retirement 2040 Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement 2040 Fund’s objective, strategy and management changes, the Adviser changed the name and the composition of the Custom Independence 2040 Index, the Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2040 Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement 2040 Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-Asset Target 2040 Funds Index (which may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target 2040 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target 2040 Funds category. The funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036, to December 31, 2040.
Invesco Balanced-Risk Retirement 2050 Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement 2050 Fund’s objective, strategy and management changes, the Adviser changed the name and the composition of the Custom Independence 2050 Index, Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2050 Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement 2050 Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-Asset Target 2050+ Funds Category Average (which may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target 2050+ Funds Category Average represents an average of all of the funds in the Lipper Mixed-Asset Target 2050+ Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2045. For those Funds where the new Lipper index has less than a 5-year history, the category average will be used until the Lipper index has sufficient history.

43               Invesco Growth Series

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.

Prior to the date of this prospectus, Class A5, C5 and R5 had not yet commenced operations; therefore, Financial Highlights are not available.

Invesco Balanced-Risk Retirement Now Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Year ended 12/31/09	$7.59	$0.47	$0.61	$1.08	$(0.44)	$—	$(0.44)	$8.23	14.53%	$1,399	0.27	%(e)	10.47	%(e)	5.93	%(e)	155%
Year ended 12/31/08	9.78	0.43	(2.08)	(1.65)	(0.51)	(0.03)	(0.54)	7.59	(17.45)	942	0.31		11.88		4.89		36
Year ended 12/31/07(f)	10.02	0.41	(0.07)	0.34	(0.54)	(0.04)	(0.58)	9.78	3.47	807	0.41	(g)	28.75	(g)	4.41	(g)	27

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.63%, 0.65% and 0.68% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $1,081.
(f)	Commencement date of January 31, 2007.
(g)	Annualized.

Invesco Balanced-Risk Retirement 2010 Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Year ended 12/31/09	$7.72	$0.52	$0.68	$1.20	$(0.43)	$—	$(0.43)	$8.49	15.58%	$4,731	0.28	%(e)	3.92	%(e)	6.35	%(e)	182%
Year ended 12/31/08	10.02	0.45	(2.37)	(1.92)	(0.35)	(0.03)	(0.38)	7.72	(19.11)	2,620	0.33		5.46		4.99		37
Year ended 12/31/07(f)	10.02	0.43	(0.07)	0.36	(0.34)	(0.02)	(0.36)	10.02	3.65	1,645	0.42	(g)	16.42	(g)	4.50	(g)	15

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.66%, 0.69% and 0.70% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $3,620.
(f)	Commencement date of January 31, 2007.
(g)	Annualized.

44               Invesco Growth Series

Invesco Balanced-Risk Retirement 2020 Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Year ended 12/31/09	$6.93	$0.62	$0.94	$1.56	$(0.52)	$—	$(0.52)	$7.97	22.49%	$11,371	0.30	%(e)	2.08	%(e)	8.23	%(e)	185%
Year ended 12/31/08	9.96	0.39	(3.13)	(2.74)	(0.25)	(0.04)	(0.29)	6.93	(27.53)	5,899	0.38		3.48		4.54		30
Year ended 12/31/07(f)	10.02	0.41	(0.17)	0.24	(0.25)	(0.05)	(0.30)	9.96	2.38	2,711	0.50	(g)	10.04	(g)	4.33	(g)	37

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.74%, 0.74% and 0.78% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $8,331.
(f)	Commencement date of January 31, 2007.
(g)	Annualized.

Invesco Balanced-Risk Retirement 2030 Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Year ended 12/31/09	$6.33	$0.57	$1.12	$1.69	$(0.44)	$—	$(0.44)	$7.58	26.76%	$8,346	0.33	%(e)	2.40	%(e)	8.05	%(e)	201%
Year ended 12/31/08	9.89	0.29	(3.62)	(3.33)	(0.18)	(0.05)	(0.23)	6.33	(33.64)	3,088	0.40		4.07		3.50		17
Year ended 12/31/07(f)	10.02	0.34	(0.14)	0.20	(0.28)	(0.05)	(0.33)	9.89	2.00	1,577	0.50	(g)	13.53	(g)	3.60	(g)	31

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.78%, 0.76% and 0.80% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $5,236.
(f)	Commencement date of January 31, 2007.
(g)	Annualized.

45               Invesco Growth Series

Invesco Balanced-Risk Retirement 2040 Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Year ended 12/31/09	$6.09	$0.53	$1.15	$1.68	$(0.41)	$—	$(0.41)	$7.36	27.59%	$4,605	0.33	%(e)	4.14	%(e)	7.69	%(e)	214%
Year ended 12/31/08	9.83	0.23	(3.78)	(3.55)	(0.15)	(0.04)	(0.19)	6.09	(36.00)	1,907	0.41		8.63		2.88		29
Year ended 12/31/07(f)	10.02	0.31	(0.13)	0.18	(0.28)	(0.09)	(0.37)	9.83	1.81	901	0.54	(g)	22.43	(g)	3.26	(g)	20

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.81%, 0.78% and 0.81% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $3,095.
(f)	Commencement date of January 31, 2007.
(g)	Annualized.

Invesco Balanced-Risk Retirement 2050 Fund

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Year ended 12/31/09	$5.87	$0.45	$1.19	$1.64	$(0.38)	$—	$(0.38)	$7.13	27.92%	$2,533	0.32	%(e)	7.20	%(e)	6.87	%(e)	214%
Year ended 12/31/08	9.78	0.17	(3.84)	(3.67)	(0.17)	(0.07)	(0.24)	5.87	(37.51)	1,248	0.42		11.10		2.10		27
Year ended 12/31/07(f)	10.02	0.29	(0.14)	0.15	(0.29)	(0.10)	(0.39)	9.78	1.55	1,177	0.54	(g)	24.63	(g)	3.01	(g)	20

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.82%, 0.78% and 0.82% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $1,777.
(f)	Commencement date of January 31, 2007.
(g)	Annualized.

46               Invesco Growth Series

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of each Fund’s expenses, including investment advisory fees and other Fund costs, on each Fund’s return over a 10-year period. The example reflects the following:

■	You invest $10,000 in a Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;

■	Each Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed and includes the estimated indirect expenses of the underlying funds;

■	Hypotheticals both with and without any applicable initial sales charge applied; and
■	There is no sales charge on reinvested dividends.
There is no assurance that the annual expense ratio will be the expense ratio for the Funds’ classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Invesco Balanced-Risk Retirement Now Fund—Class A5 (Includes Maximum Sales Charge)	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	0.88%		11.10%		11.10%		11.10%		11.10%		11.10%		11.10%		11.10%		11.10%		11.10%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	(1.61%	)	(7.61%	)	(13.24%	)	(18.54%	)	(23.51%	)	(28.17%	)	(32.55%	)	(36.67%	)	(40.53%	)	(44.16%	)
End of Year Balance	$9,839.34		$9,239.14		$8,675.55		$8,146.34		$7,649.42		$7,182.80		$6,744.65		$6,333.23		$5,946.90		$5,584.14
Estimated Annual Expenses	$634.87		$1,058.86		$994.27		$933.62		$876.66		$823.19		$772.97		$725.82		$681.55		$639.97

Invesco Balanced-Risk Retirement Now Fund—Class A5 (Without Maximum Sales Charge)	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	0.88%		11.10%		11.10%		11.10%		11.10%		11.10%		11.10%		11.10%		11.10%		11.10%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	4.12%		(2.23%	)	(8.20%	)	(13.80%	)	(19.05%	)	(23.99%	)	(28.63%	)	(32.98%	)	(37.07%	)	(40.91%	)
End of Year Balance	$10,412.00		$9,776.87		$9,180.48		$8,620.47		$8,094.62		$7,600.85		$7,137.20		$6,701.83		$6,293.02		$5,909.14
Estimated Annual Expenses	$89.81		$1,120.48		$1,052.13		$987.95		$927.69		$871.10		$817.96		$768.07		$721.21		$677.22

Invesco Balanced-Risk Retirement Now Fund—Class C5[2]	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.63%		11.85%		11.85%		11.85%		11.85%		11.85%		11.85%		11.85%		11.85%		11.85%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.37%		(3.71%	)	(10.31%	)	(16.45%	)	(22.17%	)	(27.50%	)	(32.47%	)	(37.10%	)	(41.41%	)	(45.42%	)
End of Year Balance	$10,337.00		$9,628.92		$8,969.33		$8,354.94		$7,782.62		$7,249.51		$6,752.92		$6,290.35		$5,859.46		$5,458.08
Estimated Annual Expenses	$165.75		$1,182.98		$1,101.95		$1,026.46		$956.15		$890.65		$829.64		$772.81		$719.88		$670.56

Invesco Balanced-Risk Retirement Now Fund—Class R5	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.13%		11.35%		11.35%		11.35%		11.35%		11.35%		11.35%		11.35%		11.35%		11.35%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.87%		(2.73%	)	(8.90%	)	(14.69%	)	(20.10%	)	(25.18%	)	(29.93%	)	(34.38%	)	(38.55%	)	(42.45%	)
End of Year Balance	$10,387.00		$9,727.43		$9,109.73		$8,531.27		$7,989.53		$7,482.20		$7,007.08		$6,562.13		$6,145.43		$5,755.20
Estimated Annual Expenses	$115.19		$1,141.49		$1,069.01		$1,001.13		$937.56		$878.02		$822.27		$770.05		$721.15		$675.36

Invesco Balanced-Risk Retirement 2010 Fund—
Class A5 (Includes Maximum Sales Charge)	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	0.91%		4.58%		4.58%		4.58%		4.58%		4.58%		4.58%		4.58%		4.58%		4.58%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	(1.63%	)	(1.22%	)	(0.81%	)	(0.39%	)	0.03%		0.45%		0.87%		1.29%		1.72%		2.15%
End of Year Balance	$9,836.51		$9,877.82		$9,919.31		$9,960.97		$10,002.80		$10,044.81		$10,087.00		$10,129.37		$10,171.91		$10,214.63
Estimated Annual Expenses	$637.75		$451.46		$453.35		$455.26		$457.17		$459.09		$461.02		$462.95		$464.90		$466.85

Invesco Balanced-Risk Retirement 2010 Fund—
Class A5 (Without Maximum Sales Charge)	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	0.91%		4.58%		4.58%		4.58%		4.58%		4.58%		4.58%		4.58%		4.58%		4.58%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	4.09%		4.53%		4.97%		5.41%		5.85%		6.29%		6.74%		7.19%		7.64%		8.09%
End of Year Balance	$10,409.00		$10,452.72		$10,496.62		$10,540.71		$10,584.98		$10,629.43		$10,674.08		$10,718.91		$10,763.93		$10,809.14
Estimated Annual Expenses	$92.86		$477.73		$479.74		$481.75		$483.78		$485.81		$487.85		$489.90		$491.96		$494.02

1 Your actual expenses may be higher or lower than those shown.
2 The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one has not been deducted.

47               Invesco Growth Series

Invesco Balanced-Risk Retirement 2010 Fund—
Class C5[2]	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.66%		5.33%	5.33%	5.33%	5.33%	5.33%	5.33%	5.33%	5.33%	5.33%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.34%		3.00%	2.66%	2.32%	1.98%	1.65%	1.31%	0.98%	0.64%	0.31%
End of Year Balance	$10,334.00		$10,299.90	$10,265.91	$10,232.03	$10,198.26	$10,164.61	$10,131.07	$10,097.63	$10,064.31	$10,031.10
Estimated Annual Expenses	$168.77		$549.89	$548.08	$546.27	$544.47	$542.67	$540.88	$539.09	$537.32	$535.54

Invesco Balanced-Risk Retirement 2010 Fund—
Class R5	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.16%		4.83%	4.83%	4.83%	4.83%	4.83%	4.83%	4.83%	4.83%	4.83%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.84%		4.02%	4.19%	4.37%	4.55%	4.73%	4.90%	5.08%	5.26%	5.44%
End of Year Balance	$10,384.00		$10,401.65	$10,419.34	$10,437.05	$10,454.79	$10,472.56	$10,490.37	$10,508.20	$10,526.07	$10,543.96
Estimated Annual Expenses	$118.23		$501.97	$502.83	$503.68	$504.54	$505.40	$506.25	$507.12	$507.98	$508.84

Invesco Balanced-Risk Retirement 2020 Fund—
Class A5 (Includes Maximum Sales Charge)	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.99%		2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.71%	)	0.43%	2.62%	4.86%	7.14%	9.48%	11.87%	14.31%	16.80%	19.34%
End of Year Balance	$9,828.95		$10,043.22	$10,262.16	$10,485.87	$10,714.47	$10,948.04	$11,186.71	$11,430.58	$11,679.76	$11,934.38
Estimated Annual Expenses	$645.43		$280.20	$286.31	$292.55	$298.92	$305.44	$312.10	$318.90	$325.86	$332.96

Invesco Balanced-Risk Retirement 2020 Fund—
Class A5 (Without Maximum Sales Charge)	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.99%		2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%	2.82%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.01%		6.28%	8.59%	10.96%	13.38%	15.85%	18.38%	20.96%	23.60%	26.29%
End of Year Balance	$10,401.00		$10,627.74	$10,859.43	$11,096.16	$11,338.06	$11,585.23	$11,837.79	$12,095.85	$12,359.54	$12,628.98
Estimated Annual Expenses	$100.98		$296.51	$302.97	$309.57	$316.32	$323.22	$330.26	$337.46	$344.82	$352.34

Invesco Balanced-Risk Retirement 2020 Fund—
Class C5[2]	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.74%		3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%	3.57%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.26%		4.74%	6.23%	7.75%	9.29%	10.86%	12.44%	14.05%	15.68%	17.34%
End of Year Balance	$10,326.00		$10,473.66	$10,623.44	$10,775.35	$10,929.44	$11,085.73	$11,244.25	$11,405.05	$11,568.14	$11,733.56
Estimated Annual Expenses	$176.84		$371.27	$376.58	$381.97	$387.43	$392.97	$398.59	$404.29	$410.07	$415.94

Invesco Balanced-Risk Retirement 2020 Fund—
Class R5	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.24%		3.07%	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%	3.07%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.76%		5.76%	7.80%	9.88%	12.01%	14.17%	16.37%	18.62%	20.91%	23.24%
End of Year Balance	$10,376.00		$10,576.26	$10,780.38	$10,988.44	$11,200.52	$11,416.69	$11,637.03	$11,861.62	$12,090.55	$12,323.90
Estimated Annual Expenses	$126.33		$321.62	$327.82	$334.15	$340.60	$347.17	$353.87	$360.70	$367.67	$374.76

Invesco Balanced-Risk Retirement 2030 Fund—
Class A5 (Includes Maximum Sales Charge)	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.03%		3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.75%	)	0.04%	1.86%	3.71%	5.60%	7.52%	9.48%	11.47%	13.50%	15.57%
End of Year Balance	$9,825.17		$10,003.98	$10,186.06	$10,371.44	$10,560.20	$10,752.40	$10,948.09	$11,147.35	$11,350.23	$11,556.80
Estimated Annual Expenses	$649.27		$315.28	$321.02	$326.86	$332.81	$338.87	$345.04	$351.32	$357.71	$364.22

Invesco Balanced-Risk Retirement 2030 Fund—
Class A5 (Without Maximum Sales Charge)	Year 1		Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.03%		3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%
Cumulative Return Before Expenses	5.00%		10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.97%		5.86%	7.79%	9.75%	11.75%	13.78%	15.85%	17.96%	20.11%	22.29%
End of Year Balance	$10,397.00		$10,586.23	$10,778.89	$10,975.07	$11,174.82	$11,378.20	$11,585.28	$11,796.13	$12,010.82	$12,229.42
Estimated Annual Expenses	$105.04		$333.63	$339.71	$345.89	$352.18	$358.59	$365.12	$371.76	$378.53	$385.42

1 Your actual expenses may be higher or lower than those shown.
2 The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one has not been deducted.

48               Invesco Growth Series

Invesco Balanced-Risk Retirement 2030 Fund—
Class C5[2]	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.78%		3.93%		3.93%		3.93%		3.93%		3.93%		3.93%		3.93%		3.93%		3.93%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.22%		4.32%		5.44%		6.57%		7.71%		8.86%		10.03%		11.20%		12.39%		13.60%
End of Year Balance	$10,322.00		$10,432.45		$10,544.07		$10,656.89		$10,770.92		$10,886.17		$11,002.65		$11,120.38		$11,239.37		$11,359.63
Estimated Annual Expenses	$180.87		$407.82		$412.19		$416.60		$421.06		$425.56		$430.12		$434.72		$439.37		$444.07

Invesco Balanced-Risk Retirement 2030 Fund—
Class R5	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.28%		3.43%		3.43%		3.43%		3.43%		3.43%		3.43%		3.43%		3.43%		3.43%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.72%		5.35%		7.00%		8.68%		10.39%		12.12%		13.88%		15.67%		17.49%		19.33%
End of Year Balance	$10,372.00		$10,534.84		$10,700.24		$10,868.23		$11,038.86		$11,212.17		$11,388.20		$11,567.00		$11,748.60		$11,933.05
Estimated Annual Expenses	$130.38		$358.55		$364.18		$369.90		$375.71		$381.61		$387.60		$393.68		$399.86		$406.14

Invesco Balanced-Risk Retirement 2040 Fund—
Class A5 (Includes Maximum Sales Charge)	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.07%		4.95%		4.95%		4.95%		4.95%		4.95%		4.95%		4.95%		4.95%		4.95%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	(1.79%	)	(1.74%	)	(1.69%	)	(1.64%	)	(1.59%	)	(1.54%	)	(1.49%	)	(1.44%	)	(1.39%	)	(1.34%	)
End of Year Balance	$9,821.39		$9,826.30		$9,831.21		$9,836.12		$9,841.04		$9,845.96		$9,850.89		$9,855.81		$9,860.74		$9,865.67
Estimated Annual Expenses	$653.10		$486.28		$486.52		$486.77		$487.01		$487.25		$487.50		$487.74		$487.98		$488.23

Invesco Balanced-Risk Retirement 2040 Fund—
Class A5 (Without Maximum Sales Charge)	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.07%		4.95%		4.95%		4.95%		4.95%		4.95%		4.95%		4.95%		4.95%		4.95%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.93%		3.98%		4.03%		4.09%		4.14%		4.19%		4.24%		4.29%		4.35%		4.40%
End of Year Balance	$10,393.00		$10,398.20		$10,403.40		$10,408.60		$10,413.80		$10,419.01		$10,424.22		$10,429.43		$10,434.64		$10,439.86
Estimated Annual Expenses	$109.10		$514.58		$514.84		$515.10		$515.35		$515.61		$515.87		$516.13		$516.39		$516.64

Invesco Balanced-Risk Retirement 2040 Fund—
Class C5[2]	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.82%		5.70%		5.70%		5.70%		5.70%		5.70%		5.70%		5.70%		5.70%		5.70%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.18%		2.46%		1.74%		1.03%		0.32%		(0.38%	)	(1.08%	)	(1.77%	)	(2.46%	)	(3.14%	)
End of Year Balance	$10,318.00		$10,245.77		$10,174.05		$10,102.84		$10,032.12		$9,961.89		$9,892.16		$9,822.91		$9,754.15		$9,685.87
Estimated Annual Expenses	$184.89		$586.07		$581.97		$577.89		$573.85		$569.83		$565.84		$561.88		$557.95		$554.04

Invesco Balanced-Risk Retirement 2040 Fund—
Class R5	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.32%		5.20%		5.20%		5.20%		5.20%		5.20%		5.20%		5.20%		5.20%		5.20%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.68%		3.47%		3.27%		3.06%		2.85%		2.65%		2.44%		2.24%		2.03%		1.83%
End of Year Balance	$10,368.00		$10,347.26		$10,326.57		$10,305.92		$10,285.30		$10,264.73		$10,244.20		$10,223.72		$10,203.27		$10,182.86
Estimated Annual Expenses	$134.43		$538.60		$537.52		$536.44		$535.37		$534.30		$533.23		$532.17		$531.10		$530.04

Invesco Balanced-Risk Retirement 2050 Fund—
Class A5 (Includes Maximum Sales Charge)	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.08%		8.02%		8.02%		8.02%		8.02%		8.02%		8.02%		8.02%		8.02%		8.02%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	(1.80%	)	(4.76%	)	(7.64%	)	(10.43%	)	(13.13%	)	(15.76%	)	(18.30%	)	(20.77%	)	(23.16%	)	(25.48%	)
End of Year Balance	$9,820.44		$9,523.86		$9,236.24		$8,957.31		$8,686.80		$8,424.46		$8,170.04		$7,923.30		$7,684.02		$7,451.96
Estimated Annual Expenses	$654.06		$775.71		$752.28		$729.56		$707.53		$686.16		$665.44		$645.34		$625.85		$606.95

Invesco Balanced-Risk Retirement 2050 Fund—
Class A5 (Without Maximum Sales Charge)	Year 1		Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.08%		8.02%		8.02%		8.02%		8.02%		8.02%		8.02%		8.02%		8.02%		8.02%
Cumulative Return Before Expenses	5.00%		10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.92%		0.78%		(2.26%	)	(5.21%	)	(8.08%	)	(10.85%	)	(13.54%	)	(16.16%	)	(18.69%	)	(21.14%	)
End of Year Balance	$10,392.00		$10,078.16		$9,773.80		$9,478.63		$9,192.38		$8,914.77		$8,645.54		$8,384.45		$8,131.24		$7,885.67
Estimated Annual Expenses	$110.12		$820.85		$796.06		$772.02		$748.71		$726.10		$704.17		$682.90		$662.28		$642.28

1 Your actual expenses may be higher or lower than those shown.
2 The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one has not been deducted.

49               Invesco Growth Series

Invesco Balanced-Risk Retirement 2050 Fund—Class C5[2]	Year 1	Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.83%	8.77%		8.77%		8.77%		8.77%		8.77%		8.77%		8.77%		8.77%		8.77%
Cumulative Return Before Expenses	5.00%	10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.17%	(0.72%	)	(4.46%	)	(8.06%	)	(11.53%	)	(14.87%	)	(18.08%	)	(21.16%	)	(24.14%	)	(27.00%	)
End of Year Balance	$10,317.00	$9,928.05		$9,553.76		$9,193.58		$8,846.99		$8,513.46		$8,192.50		$7,883.64		$7,586.43		$7,300.42
Estimated Annual Expenses	$185.90	$887.75		$854.28		$822.07		$791.08		$761.26		$732.56		$704.94		$678.36		$652.79

Invesco Balanced-Risk Retirement 2050 Fund—Class R5	Year 1	Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	1.33%	8.27%		8.27%		8.27%		8.27%		8.27%		8.27%		8.27%		8.27%		8.27%
Cumulative Return Before Expenses	5.00%	10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	3.67%	0.28%		(3.00%	)	(6.17%	)	(9.24%	)	(12.21%	)	(15.08%	)	(17.85%	)	(20.54%	)	(23.14%	)
End of Year Balance	$10,367.00	$10,028.00		$9,700.08		$9,382.89		$9,076.07		$8,779.28		$8,492.20		$8,214.51		$7,945.89		$7,686.06
Estimated Annual Expenses	$135.44	$843.33		$815.76		$789.08		$763.28		$738.32		$714.18		$690.82		$668.23		$646.38

1	Your actual expenses may be higher or lower than those shown.
2	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in year one has not been deducted.

50               Invesco Growth Series

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

1	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
2	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares. Class B5 shares of AIM Money Market Fund convert to Class A5 shares.
3	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares and Class B5 shares will not convert to Class A shares or Class A5 shares, respectively, that have a higher 12b-1 fee rate than the respective Class B shares or Class B5 shares at the time of conversion.
4	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes on a limited offering basis:

■ Class A2 shares: AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund;

■ Class A5 shares: AIM Balanced-Risk Retirement Funds and AIM Money Market Fund;

■ Class B5 shares: AIM Money Market Fund;

■ Class C5 shares: AIM Balanced-Risk Retirement Funds and AIM Money Market Fund;

■ Class R5 shares: AIM Balanced-Risk Retirement Funds;

■ Class P shares: AIM Summit Fund;

■ Class S shares: AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund; and

■ AIM Cash Reserve Shares: AIM Money Market Fund.

A-1 AIM Funds – Invesco Funds – Invesco Van Kampen Funds

MCF—02/10

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class A5, B5, C5 and R5 Shares
Class A5, B5, C5 and R5 shares are closed to new investors. Only investors who have continuously maintained an account in Class A5, B5, C5 or R5 of a specific Fund may make additional purchases into Class A5, B5, C5 and R5, respectively, of such specific Fund.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds Offer Investor Class Shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered an Investor Class grandfathered investor or the account is opened through an Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your

A-2 AIM Funds – Invesco Funds – Invesco Van Kampen Funds

investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares

Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%
■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:

■	a. have assets of at least $1 million; or
■	b. have at least 100 employees eligible to participate in the Plan; or
■	c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.

No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education

A-3 AIM Funds – Invesco Funds – Invesco Van Kampen Funds

Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares or Class A5 shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund, Class A5 shares of AIM Money Market Fund, or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

A-4 AIM Funds – Invesco Funds – Invesco Van Kampen Funds

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased before	purchased on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares and Class A5 shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase.

Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund
Invesco High Yield Securities Fund

Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

A-5 AIM Funds – Invesco Funds – Invesco Van Kampen Funds

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.
The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.

A-6 AIM Funds – Invesco Funds – Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to affect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to affect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7 AIM Funds – Invesco Funds – Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at [www.invescoaim.com]. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares and Class A5 shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class A5 shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8 AIM Funds – Invesco Funds – Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A5	Class A, A5, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class B5	Class B

Class C	Class C, Y*

Class C5	Class C, C5, Y*

Class R	Class R

Class R5	Class R, R5

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class A5 shares, Class C shares, Class C5 shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to affect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.

A-9 AIM Funds – Invesco Funds – Invesco Van Kampen Funds

■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.
AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be

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valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and

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Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December —if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from

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the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.

■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been

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issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

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Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Funds’ investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Balanced-Risk Retirement Now Fund Invesco Balanced-Risk Retirement 2010 Fund Invesco Balanced-Risk Retirement 2020 Fund and	Invesco Balanced-Risk Retirement 2030 Fund Invesco Balanced-Risk Retirement 2040 Fund Invesco Balanced-Risk Retirement 2050 Fund
SEC 1940 Act file number: 811-02699

invesco.com ABRR-PRO-3

Statutory Prospectus Supplement dated November 10, 2010
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, A5, B, C, C5, R, R5, Y and Institutional Class shares of the Funds listed below:
Invesco Balanced-Risk Retirement Now Fund
Invesco Balanced-Risk Retirement 2010 Fund
Invesco Balanced-Risk Retirement 2020 Fund
Invesco Balanced-Risk Retirement 2030 Fund
Invesco Balanced-Risk Retirement 2040 Fund
Invesco Balanced-Risk Retirement 2050 Fund
Following a number of meetings held in September and October 2010, the Board of Trustees of Invesco Balanced-Risk Retirement 2010 Fund (the “2010 Fund”), a series portfolio of AIM Growth Series (Invesco Growth Series), unanimously approved the reorganization of the Fund into Invesco Balanced-Risk Retirement Now Fund (the “Now Fund”), a series portfolio of AIM Growth Series (Invesco Growth Series). The 2010 Fund will transfer all of its assets and liabilities to the Now Fund, in exchange for shares of the Now Fund that will be distributed to 2010 Fund shareholders.
The reorganization is expected to be consummated in or around April 2011. Upon closing of the reorganization, shareholders of the 2010 Fund will receive a corresponding class of shares of the Now Fund in exchange for their shares of the 2010 Fund and the 2010 Fund will liquidate and cease operations.
A combined Information Statement/Prospectus will be sent to shareholders of the 2010 Fund and will include a full discussion of the reorganization and the factors the Board of Trustees considered in approving the reorganization.
IBRR-Sup-1 111010

Prospectus	April 30, 2010

Invesco Balanced-Risk Retirement Now Fund (IANIX)
(formerly known as AIM Independence Now Fund)
Invesco Balanced-Risk Retirement 2010 Fund (INJIX)
(formerly known as AIM Independence 2010 Fund)
Invesco Balanced-Risk Retirement 2020 Fund (AFTSX)
(formerly known as AIM Independence 2020 Fund)
Invesco Balanced-Risk Retirement 2030 Fund (TNAIX)
(formerly known as AIM Independence 2030 Fund)
Invesco Balanced-Risk Retirement 2040 Fund (TNDIX)
(formerly known as AIM Independence 2040 Fund)
Invesco Balanced-Risk Retirement 2050 Fund (TNEIX)
(formerly known as AIM Independence 2050 Fund)

Invesco Balanced-Risk Retirement Now Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation.

Invesco Balanced-Risk 2010 Retirement Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Invesco Balanced-Risk 2020 Retirement Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Invesco Balanced-Risk 2030 Retirement Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Invesco Balanced-Risk 2040 Retirement Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Invesco Balanced-Risk 2050 Retirement Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

This prospectus contains important information about the Institutional Class shares of the Funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Funds:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summaries	1
Invesco Balanced-Risk Retirement Now Fund	1
Invesco Balanced-Risk Retirement 2010 Fund	4
Invesco Balanced-Risk Retirement 2020 Fund	9
Invesco Balanced-Risk Retirement 2030 Fund	13
Invesco Balanced-Risk Retirement 2040 Fund	17
Invesco Balanced-Risk Retirement 2050 Fund	20

Investment Objectives, Strategies, Risks and Portfolio Holdings	24
Invesco Balanced-Risk Retirement Now Fund	24
Invesco Balanced-Risk Retirement 2010 Fund	26
Invesco Balanced-Risk Retirement 2020 Fund	29
Invesco Balanced-Risk Retirement 2030 Fund	31
Invesco Balanced-Risk Retirement 2040 Fund	33
Invesco Balanced-Risk Retirement 2050 Fund	34
All Funds	36

Fund Management	38
The Advisers	38
Adviser Compensation	39
Portfolio Managers	39

Other Information	39
Dividends and Distributions	39

Benchmark Descriptions	40

Financial Highlights	42

Hypothetical Investment and Expense Information	45

Shareholder Account Information	A-1
Suitability for Investors	A-1
Purchasing Shares	A-1
Redeeming Shares	A-2
Exchanging Shares	A-2
Rights Reserved by the Funds	A-3
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-3
Pricing of Shares	A-4
Taxes	A-5
Payments to Financial Intermediaries	A-6
Important Notice Regarding Delivery of Security Holder Documents	A-6

Obtaining Additional Information	Back Cover

        Invesco Growth Series

Fund Summaries

INVESCO BALANCED-RISK RETIREMENT NOW FUND

Investment Objectives
The Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	9.92%

Acquired Fund Fees and Expenses	0.63

Total Annual Fund Operating Expenses	10.55

Fee Waiver and/or Expense Reimbursement[1]	9.92

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.63

1	Effective November 4, 2009, the Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Institutional Class shares to 0.00% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$64	$2,146	$4,003	$7,816

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 155% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement Now Fund

Invesco Balanced-Risk Allocation Fund	60.00%

Liquid Assets Portfolio	20.00%

Premier Portfolio	20.00%

Total	100%

The Fund’s name indicates that an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Real return is total return reduced by the impact of inflation.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2%	13.0%	21.4%

Fixed Income	28.7%	51.0%	82.1%

Cash Equivalents	40.0%	40.0%	40.0%

1        Invesco Growth Series

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

2        Invesco Growth Series

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell it. Failure of a municipal security issue to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, an underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, an underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not

3        Invesco Growth Series

insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invesco.com.

Annual Total
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Class A shares year-to-date (ended March 31, 2010): 0.95%
Best Quarter (ended September 30, 2009): 9.85%
Worst Quarter (ended December 31, 2008): (8.73)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Institutional Class: Inception (01/31/07)
Return Before Taxes	14.82%	(0.49)%
Return After Taxes on Distributions	12.61	(2.51)
Return After Taxes on Distributions and Sale of Fund Shares	9.62	(1.51)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence Now Index	15.80	1.87

Custom Balanced-Risk Retirement Now Index	15.65	1.83

Lipper Mixed-Asset Target Allocation Conservative Funds Index	20.04	1.90

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence Now Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement Now Index, in order to better reflect the investments of the Fund.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., funds of funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO BALANCED-RISK RETIREMENT 2010 FUND

Investment Objectives
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

4        Invesco Growth Series

Shareholder Fees (fees paid directly from your investment)

Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	3.45%

Acquired Fund Fees and Expenses	0.66

Total Annual Fund Operating Expenses	4.11

Fee Waiver and/or Expense Reimbursement[1]	3.44

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.67

1	Effective November 4, 2009, the Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Institutional Class shares to 0.00% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$68	$934	$1,814	$4,086

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement 2010 Fund

Invesco Balanced-Risk Allocation Fund	61.00%

Liquid Assets Portfolio	19.50%

Premier Portfolio	19.50%

Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7%	20.8%	35.6%

Fixed Income	47.8%	81.6%	136.9%

Cash Equivalents	0.0%	0.0%	0.0%

5        Invesco Growth Series

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0%	17.4%	28.5%

Fixed Income	38.3%	68.0%	109.5%

Cash Equivalents	20.0%	20.0%	20.0%

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2%	13.0%	21.4%

Fixed Income	28.7%	51.0%	82.1%

Cash Equivalents	40.0%	40.0%	40.0%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income

6        Invesco Growth Series

consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell it. Failure of a municipal security issue to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, an underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, an underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates

7        Invesco Growth Series

between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Class A shares year-to-date (ended March 31, 2010): 0.94%
Best Quarter (ended September 30, 2009): 10.82%
Worst Quarter (ended December 31, 2008): (9.73)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Institutional Class: Inception (01/31/07)
Return Before Taxes	15.75%	(0.83)%
Return After Taxes on Distributions	13.78	(2.34)
Return After Taxes on Distributions and Sale of Fund Shares	10.29	(1.53)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence 2010 Index	16.65	1.39

Custom Balanced-Risk Retirement 2010 Index	16.44	1.33

Lipper Mixed-Asset Target 2010 Funds Index	21.58	(0.20)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence 2010 Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement 2010 Index, in order to better reflect the investments of the Fund.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., funds of funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

8        Invesco Growth Series

INVESCO BALANCED-RISK RETIREMENT 2020 FUND

Investment Objectives
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	1.68%

Acquired Fund Fees and Expenses	0.74

Total Annual Fund Operating Expenses	2.42

Fee Waiver and/or Expense Reimbursement[1]	1.67

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75

1	Effective November 4, 2009, the Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Institutional Class shares to 0.00% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$77	$594	$1,139	$2,629

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 185% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement 2020 Fund

Invesco Balanced-Risk Allocation Fund	100.00%

Liquid Assets Portfolio	0.00%

Premier Portfolio	0.00%

Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of

9        Invesco Growth Series

leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7%	20.8%	35.6%

Fixed Income	47.8%	81.6%	136.9%

Cash Equivalents	0.0%	0.0%	0.0%

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0%	17.4%	28.5%

Fixed Income	38.3%	68.0%	109.5%

Cash Equivalents	20.0%	20.0%	20.0%

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2%	13.0%	21.4%

Fixed Income	28.7%	51.0%	82.1%

Cash Equivalents	40.0%	40.0%	40.0%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances,

10        Invesco Growth Series

certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government, which could affect an underlying fund’s ability to recover should they default.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell it. Failure of a municipal security issue to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, an underlying fund may experience delays in selling the securities underlying the repurchase agreement resulting in losses.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, an underlying fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will

11        Invesco Growth Series

not fulfill its contractual obligation to complete the transaction with the underlying fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Class A shares year-to-date (ended March 31, 2010): 1.63%
Best Quarter (ended June 30, 2009): 15.78%
Worst Quarter (ended December 31, 2008): (15.38)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Institutional Class: Inception (01/31/07)
Return Before Taxes	22.79%	(2.95)%
Return After Taxes on Distributions	20.15	(4.37)
Return After Taxes on Distributions and Sale of Fund Shares	14.85	(3.25)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence 2020 Index	20.46	(1.07)

Custom Balanced-Risk Retirement 2020 Index	20.81	(0.97)

Lipper Mixed-Asset Target 2020 Funds Index	27.70	(1.69)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence 2020 Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement 2020 Index, in order to better reflect the investments of the Fund.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., funds of funds)	$0	$0

Other institutional investors	$1 Million	$0

12        Invesco Growth Series

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO BALANCED-RISK RETIREMENT 2030 FUND

Investment Objectives
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	1.90%

Acquired Fund Fees and Expenses	0.78

Total Annual Fund Operating Expenses	2.68

Fee Waiver and/or Expense Reimbursement[1]	1.89

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.79

1	Effective November 4, 2009, the Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Institutional Class shares to 0.00% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$81	$652	$1,251	$2,873

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 201% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement 2030 Fund

Invesco Balanced-Risk Allocation Fund	100.00%

Liquid Assets Portfolio	0.00%

Premier Portfolio	0.00%

Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and

13        Invesco Growth Series

increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7%	20.8%	35.6%

Fixed Income	47.8%	81.6%	136.9%

Cash Equivalents	0.0%	0.0%	0.0%

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0%	17.4%	28.5%

Fixed Income	38.3%	68.0%	109.5%

Cash Equivalents	20.0%	20.0%	20.0%

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2%	13.0%	21.4%

Fixed Income	28.7%	51.0%	82.1%

Cash Equivalents	40.0%	40.0%	40.0%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

14        Invesco Growth Series

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

15        Invesco Growth Series

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Class A shares year-to-date (ended March 31, 2010): 1.58%
Best Quarter (ended June 30, 2009): 20.31%
Worst Quarter (ended December 31, 2008): (19.57)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Institutional Class: Inception (01/31/07)
Return Before Taxes	27.10%	(4.87)%
Return After Taxes on Distributions	24.68	(6.12)
Return After Taxes on Distributions and Sale of Fund Shares	17.71	(4.73)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence 2030 Index	24.58	(3.65)

Custom Balanced-Risk Retirement 2030 Index	23.33	(3.98)

Lipper Mixed-Asset Target 2030 Funds Index	30.89	(3.99)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence 2030 Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement 2030 Index, in order to better reflect the investments of the Fund.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., funds of funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

16        Invesco Growth Series

INVESCO BALANCED-RISK RETIREMENT 2040 FUND

Investment Objectives
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class

Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	3.49%

Acquired Fund Fees and Expenses	0.81

Total Annual Fund Operating Expenses	4.30

Fee Waiver and/or Expense Reimbursement[1]	3.48

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.82

1	Effective November 4, 2009, the Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Institutional Class shares to 0.00% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$84	$986	$1,901	$4,245

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 214% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement 2040 Fund

Invesco Balanced-Risk Allocation Fund	100.00%

Liquid Assets Portfolio	0.00%

Premier Portfolio	0.00%

Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of

17        Invesco Growth Series

leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7%	20.8%	35.6%

Fixed Income	47.8%	81.6%	136.9%

Cash Equivalents	0.0%	0.0%	0.0%

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0%	17.4%	28.5%

Fixed Income	38.3%	68.0%	109.5%

Cash Equivalents	20.0%	20.0%	20.0%

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2%	13.0%	21.4%

Fixed Income	28.7%	51.0%	82.1%

Cash Equivalents	40.0%	40.0%	40.0%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances,

18        Invesco Growth Series

certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

19        Invesco Growth Series

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invesco.com.

Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Class A shares year-to-date (ended March 31, 2010): 1.49%
Best Quarter (ended June 30, 2009): 22.18%
Worst Quarter (ended December 31, 2008): (21.31)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Institutional Class: Inception (01/31/07)
Return Before Taxes	28.13%	(5.90)%
Return After Taxes on Distributions	25.76	(7.11)
Return After Taxes on Distributions and Sale of Fund Shares	18.34	(5.55)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence 2040 Index	26.85	(4.85)

Custom Balanced-Risk Retirement 2040 Index	24.69	(5.41)

Lipper Mixed-Asset Target 2040 Funds Index	32.00	(5.05)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence 2040 Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement 2040 Index, in order to better reflect the investments of the Fund.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., funds of funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

INVESCO BALANCED-RISK RETIREMENT 2050 FUND

Investment Objectives
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

20        Invesco Growth Series

Shareholder Fees (fees paid directly from your investment)
Institutional Class

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class

Management Fees	None

Distribution and/or Service (12b-1) Fees	None

Other Expenses	6.36%

Acquired Fund Fees and Expenses	0.82

Total Annual Fund Operating Expenses	7.18

Fee Waiver and/or Expense Reimbursement[1]	6.36

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.82

1	Effective November 4, 2009, the Adviser has contractually agreed, through at least April 30, 2011, to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed in the SAI) of Institutional Class shares to 0.00% of average daily net assets. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver arrangement at any time after April 30, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$84	$1,547	$2,948	$6,190

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 214% of the average value of its portfolio.

Principal Investment Strategies of the Fund and the Underlying Funds
The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis. A list of the underlying funds and their approximate target fund weightings as of April 30, 2010 is set forth below:

Invesco Balanced-Risk
Underlying Funds	Retirement 2050 Fund

Invesco Balanced-Risk Allocation Fund	100.00%

Liquid Assets Portfolio	0.00%

Premier Portfolio	0.00%

Total	100%

The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Once the asset allocation of the Fund has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining the Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the Fund’s shareholders. Such a combination will result in the shareholders of the Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than the Fund. The Adviser expects such a combination to generally occur during the year of the Fund’s target retirement date.

The following chart displays how the Adviser expects the asset allocation for the Fund to change as its target retirement date approaches. The Fund employs a risk-balanced optimization process which accounts for the flat glide path (the glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through Invesco Balanced-Risk Allocation Fund to equities, commodities and fixed income and through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7%	20.8%	35.6%

Fixed Income	47.8%	81.6%	136.9%

Cash Equivalents	0.0%	0.0%	0.0%

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0%	17.4%	28.5%

Fixed Income	38.3%	68.0%	109.5%

Cash Equivalents	20.0%	20.0%	20.0%

21        Invesco Growth Series

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2%	13.0%	21.4%

Fixed Income	28.7%	51.0%	82.1%

Cash Equivalents	40.0%	40.0%	40.0%

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the Adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation

Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

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Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund and the Underlying Funds
The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on the underlying funds in which it invests, and it is subject to the risks of the underlying funds. Market fluctuations may change the target weightings in the underlying funds. The underlying funds may change their investment objectives, policies or practices and may not achieve their investment objectives, all of which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by the underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Credit Risk. The issuer of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. An underlying fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments and lack of timely information than those in developed countries.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., its wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary), which may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility. Invesco Balanced-Risk Allocation Fund’s concentration of its assets in a particular sector of the commodities markets may make it more susceptible to risks associated with those sectors. ETNs may pose risks associated with leverage, may be relatively illiquid, and may not be able to track the applicable market benchmark or strategy accurately.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments, including derivatives and commodities. Because the Subsidiary is not registered under the Investment Company Act of 1940, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have the protections offered to investors in registered investment companies.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. An underlying fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair an underlying fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Counterparty Risk. Certain instruments may be subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Limited Number of Holdings Risk. An underlying fund may invest a large percentage of its assets in a limited number of securities, which could negatively affect the value of the Fund.

Active Trading Risk. Certain underlying funds may engage in frequent trading of portfolio securities that may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds are non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of an underlying fund more than if it was a diversified fund.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with similar investment objectives to the Fund. The benchmarks may not reflect payment of fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at www.invesco.com.

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Annual Total Returns
The bar chart shows changes in the performance of the Fund from year to year as of December 31. Institutional Class shares are not subject to sales loads.

Class A shares year-to-date (ended March 31, 2010): 1.40%
Best Quarter (ended June 30, 2009): 23.30%
Worst Quarter (ended December 31, 2008): (22.35)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Institutional Class: Inception (01/31/07)
Return Before Taxes	28.32%	(6.69)%
Return After Taxes on Distributions	26.07	(7.91)
Return After Taxes on Distributions and Sale of Fund Shares	18.49	(6.19)

S&P 500® Index	26.47	(6.26)

60% S&P 500® Index/40% Barclays Capital U.S. Aggregate Index	18.40	(0.98)

Custom Independence 2050 Index	28.54	(5.73)

Custom Balanced-Risk Retirement 2050 Index	25.67	(6.46)

Lipper Mixed-Asset Target 2050+ Funds Category Average	32.18	(6.41)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
  Effective November 4, 2009, in connection with the Fund’s objective, strategy and management changes, the Adviser has changed the name and the composition of Custom Independence 2050 Index, the Fund’s previous style-specific benchmark, to the Custom Balanced-Risk Retirement 2050 Index, in order to better reflect the investments of the Fund.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Service Date

Mark Ahnrud	Portfolio Manager	2009

Chris Devine	Portfolio Manager	2009

Scott Hixon	Portfolio Manager	2009

Christian Ulrich	Portfolio Manager	2009

Scott Wolle	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts, foundations and endowments	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., funds of funds)	$0	$0

Other institutional investors	$1 Million	$0

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salesperson or your financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objectives, Strategies, Risks and Portfolio Holdings

Invesco Balanced-Risk Retirement Now Fund

Objectives and Strategies
The Fund’s investment objective is to provide real return and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and two affiliated money market funds according to a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk—the risk that an investor outlives their retirement savings. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

Consistent with the Fund’s real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at retirement and for investors who plan to withdraw the value of their account in the Fund gradually after retirement. The Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

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The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. The following factors could reduce the Fund’s income and/or share price:

■	sharply rising or falling interest rates;

■	risks generally associated with concentrating investments in the banking and financial services industries, such as interest rate risk, credit risk and regulatory developments;

■	risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure of nationalization of deposits, and imposition of taxes or other restrictions on the payment of principal and interest; or

■	the risk that a given portfolio instrument that has been structured as to its credit quality, duration, liquidity, or other features to meet existing industry standards regarding the appropriateness of such instrument for investment by a money market fund.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the underlying fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government

25        Invesco Growth Series

or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Invesco Balanced-Risk Retirement 2010 Fund

Objectives and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

The Fund is designed for investors whose target retirement date is in or about the year 2010. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation

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and the resulting real return and capital preservation objectives, the Fund is designed for investors who expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2010. The Fund has an approximate target asset allocation of 61% in Invesco Balanced-Risk Allocation Fund and 39% in two affiliated money market funds (approximately 19.5% in the Liquid Assets Portfolio and 19.5% in the Premier Portfolio), as of April 30, 2010.

The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

Reflecting a pre-retiree’s need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as investors approach their target retirement date, the Fund is currently transitioning from an accumulation strategy to a real return strategy. This is occurring through a gradual reduction in the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash. On or about the month of June 2010, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk—the risk that an investor outlives their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at or after the target date. There is no guaranteed that the Fund will provide adequate income at or through your retirement.

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. The following factors could reduce the Fund’s income and/or share price:

■	sharply rising or falling interest rates;

■	risks generally associated with concentrating investments in the banking and financial services industries, such as interest rate risk, credit risk and regulatory developments;

■	risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure of nationalization of deposits, and imposition of taxes or other restrictions on the payment of principal and interest; or

■	the risk that a given portfolio instrument that has been structured as to its credit quality, duration, liquidity, or other features to meet existing industry standards regarding the appropriateness of such instrument for investment by a money market fund.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the underlying fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries. Financial services companies are

27        Invesco Growth Series

highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers,

28        Invesco Growth Series

a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Invesco Balanced-Risk Retirement 2020 Fund

Objectives and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

The Fund is designed for investors whose target retirement date is in or about the year 2020. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2020. The Fund has an approximate target asset allocation of 100% in Invesco Balanced-Risk Allocation Fund, as of April 30, 2010.

The Fund will invest 100% of it’s assets in Invesco Balanced Risk Allocation Fund until approximately 10 years prior to the Fund’s target retirement date at which time the Fund will begin transitioning from an accumulation strategy to a real return strategy. Invesco Balanced-Risk Retirement 2020 Fund will begin moving to cash on or about the month of September 2010. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash on a quarterly basis until the Fund reaches its target retirement date. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the Fund reaches it’s target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Money Market Fund Risk. An underlying fund may be a money market fund and, if so, an investment in such underlying fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although such underlying fund seeks to preserve the value of investments at $1.00 per share, it is possible to lose money by investing in the underlying fund. Additionally, the underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. The following factors could reduce the Fund’s income and/or share price:

■	sharply rising or falling interest rates;

■	risks generally associated with concentrating investments in the banking and financial services industries, such as interest rate risk, credit risk and regulatory developments;

■	risks generally associated with U.S. dollar-denominated foreign investments, including political and economic upheaval, seizure of nationalization of deposits, and imposition of taxes or other restrictions on the payment of principal and interest; or

■	the risk that a given portfolio instrument that has been structured as to its credit quality, duration, liquidity, or other features to meet existing industry standards regarding the appropriateness of such instrument for investment by a money market fund.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

U.S. Government Obligations Risk. An underlying fund may invest in obligations issued by U.S. government agencies and instrumentalities that may receive varying levels of support from the government. The

29        Invesco Growth Series

government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case if the issuer defaulted, the underlying fund holding securities of the issuer might not be able to recover its investment from the U.S. Government.

Municipal Securities Risk. An underlying fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the underlying fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.

Repurchase Agreement Risk. If the seller of a repurchase agreement in which an underlying fund invests defaults on its obligation or declares bankruptcy, the underlying fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the underlying fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

Industry Focus Risk. To the extent an underlying fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the underlying fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and

30        Invesco Growth Series

may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Invesco Balanced-Risk Retirement 2030 Fund

Objectives and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

The Fund is designed for investors whose target retirement date is in or about the year 2030. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2030. The Fund has an approximate target asset allocation of 100% in Invesco Balanced-Risk Allocation Fund, as of April 30, 2010.

The Fund will invest 100% of it’s assets in Invesco Balanced Risk Allocation Fund until approximately 10 years prior to the Fund’s target retirement date at which time the Fund will begin transitioning from an accumulation strategy to a real return strategy. For example, Invesco Balanced-Risk Retirement 2040 Fund will begin moving to cash in the year 2030. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the Fund reaches it’s target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

An investment in the Fund is not guaranteed, and you may experience losses, including near to at, or after the target date. There is not guarantee that the Fund will provide adequate income at or through your retirement.

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

31        Invesco Growth Series

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

32        Invesco Growth Series

Invesco Balanced-Risk Retirement 2040 Fund

Objectives and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among Invesco Balanced-Risk Allocation Fund and the money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

The Fund is designed for investors whose target retirement date is in or about the year 2040. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2040. The Fund has an approximate target asset allocation of 100% in Invesco Balanced-Risk Allocation Fund, as of April 30, 2010.

The Fund will invest 100% of it’s assets in Invesco Balanced Risk Allocation Fund until approximately 10 years prior to the Fund’s target retirement date at which time the Fund will begin transitioning from an accumulation strategy to a real return strategy. For example, Invesco Balanced-Risk Retirement 2040 Fund will begin moving to cash in the year 2030. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the Fund reaches it’s target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject

33        Invesco Growth Series

it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

Invesco Balanced-Risk Retirement 2050 Fund

Objectives and Strategies
The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval. The Fund will provide shareholders with advance notice of any change to the Fund’s investment objective.

The Fund seeks to meet its investment objective by building a portfolio that includes Invesco Balanced-Risk Allocation Fund and two affiliated money market funds, Liquid Assets Portfolio and Premier Portfolio. The portfolio managers allocate the Fund’s assets among the Invesco Balanced-Risk Allocation Fund and two affiliated money market funds according to a strategy designed to minimize volatility and provide total return and capital loss protection. The Fund will generally rebalance its assets to the Fund’s target allocations on a monthly basis.

The Fund is designed for investors whose target retirement date is in or about the year 2050. The Fund’s name indicates the approximate date an investor in the Fund plans to retire and may stop making new investments in the Fund. Consistent with the Fund’s final target allocation and the resulting real return and capital preservation objectives, the Fund is designed for investors that expect to need all or most of their money in the Fund at the target date and for investors who plan to withdraw the value of their account in the Fund gradually after retirement, in or about the year 2050. The Fund has an approximate target asset allocation of 100% in Invesco Balanced-Risk Allocation Fund, as of April 30, 2010.

The Fund will invest 100% of it’s assets in Invesco Balanced Risk Allocation Fund until approximately 10 years prior to the Fund’s target retirement date at which time the Fund will begin transitioning from an

34        Invesco Growth Series

accumulation strategy to a real return strategy. For example, Invesco Balanced-Risk Retirement 2040 Fund will begin moving to cash in the year 2030. This will occur by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to cash. This reflects a need to reduce exposure to market risk, minimize volatility and protect accumulated wealth as the investor approaches their target retirement date. Once the Fund reaches it’s target retirement date, the Fund’s asset allocation is anticipated to become a static allocation similar to that of Invesco Balanced-Risk Retirement Now Fund. At the target retirement date, the Fund will follow a real return strategy designed to protect against the loss of capital, inflation risk and longevity risk- the risk that an investor outlives their retirement savings. Invesco Balanced-Risk Retirement Now Fund has an approximate target asset allocation of 60% in Invesco Balanced-Risk Allocation Fund and 40% in two affiliated money market funds (20% in the Liquid Assets Portfolio and 20% in the Premier Portfolio), as of April 30, 2010.

The Fund’s investment in Invesco Balanced-Risk Allocation Fund provides exposure to U.S. and international fixed income, equity and commodity markets through derivatives and other financially-linked instruments. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that Invesco Balanced-Risk Allocation Fund, as an underlying fund, could lose more than originally invested in the derivative. For more information on Invesco Balanced-Risk Allocation Fund, see “Investment Objectives and Strategies of the Underlying Funds—Invesco Balanced-Risk Allocation Fund”.

An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.

Risks
Because the Fund is a fund of funds, the Fund is subject to the risks associated with the underlying funds in which it invests. The risks of an investment in the Fund and the underlying funds are set forth below:

Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund are also the risks associated with investments in the underlying funds. There is a risk that the Adviser’s evaluations and assumptions regarding the Fund’s broad asset classes or the underlying funds in which the Fund invests may be incorrect based on actual market conditions. There is a risk that the Fund will vary from the target weightings in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. The underlying funds may change their investment objectives, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.

Market Risk. The prices of and the income generated by an underlying fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater is its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Credit Risk. The issuers of instruments in which an underlying fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent an underlying fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Securities Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Developing Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing countries may be impacted by certain factors more than those in countries with mature economies. For example, developing countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Other factors include transaction costs, delays in settlement procedures, adverse political developments and lack of timely information.

Commodity Risk. Invesco Balanced-Risk Allocation Fund, an underlying fund, will invest in Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund organized under the laws of the Cayman Islands (the Subsidiary). Invesco Balanced-Risk Allocation Funds or the Subsidiary may invest in commodity-linked derivative instruments, ETNs and exchange traded funds that may subject it to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, ETNs and exchange traded funds may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Invesco Balanced-Risk Allocation Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, Invesco Balanced-Risk Allocation Fund may be more susceptible to risks associated with those sectors. Also, ETNs may subject Invesco Balanced-Risk Allocation Fund indirectly through the Subsidiary to leveraged market exposure for commodities. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.

Subsidiary Risk. By investing in the Subsidiary, Invesco Balanced-Risk Allocation Fund, an underlying fund, is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by Invesco Balanced-Risk Allocation Fund and are subject to the same risks that apply to similar investments if held directly by Invesco Balanced-Risk Allocation Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, unless otherwise

35        Invesco Growth Series

noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Accordingly, Invesco Balanced-Risk Allocation Fund, as the sole investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of Invesco Balanced-Risk Allocation Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect Invesco Balanced-Risk Allocation Fund.

Derivatives Risk. Derivatives are financial contracts whose value depends on or is derived from an underlying asset (including an underlying security), reference rate or index. Derivatives may be used as a substitute for purchasing the underlying asset or as a hedge to reduce exposure to risks. The use of derivatives involves risks similar to, as well as risks different from, and possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. Risks to which derivatives may be subject include market, interest rate, credit, leverage and management risks. They may also be more difficult to purchase, sell or value than other investments. When used for hedging or reducing exposure, the derivative may not correlate perfectly with the underlying asset, reference rate or index. An underlying fund investing in a derivative could lose more than the cash amount invested. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the underlying fund. In addition, the use of certain derivatives may cause the underlying fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).

Leverage Risk. Leverage exists when an underlying fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction. Such instruments may include, among others, reverse repurchase agreements, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. An underlying fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that an underlying fund is not able to close out a leveraged position because of market illiquidity, the underlying fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause an underlying fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. There can be no assurance that an underlying fund’s leverage strategy will be successful.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Currency/Exchange Rate Risk. The dollar value of an underlying fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. An underlying fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs, thereby lowering its actual return. Frequent trading also may increase short term gains and losses, which may affect tax liability.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Non-Diversification Risk. Certain of the underlying funds in which the Fund invests are non-diversified, meaning they can invest a greater portion of their assets in the obligations or securities of any single issuer than a diversified fund. To the extent that a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of an underlying fund more than would occur in a diversified fund.

All Funds
Each Fund is a “fund of funds” and invests its assets in underlying funds rather than directly in individual securities. The underlying funds in which the Funds invest are mutual funds advised by Invesco Advisers, Inc. (the advisor or Invesco). The Funds and the underlying funds in which they invest are part of the same group of investment companies. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd.

Each Fund is non-diversified, which means that it may invest a greater percentage of its assets in any one issuer than may a diversified Fund.

The Adviser monitors the selection of underlying funds to ensure that they continue to conform to expectations and will periodically rebalance a Fund’s investments in the underlying funds to keep them within their target weightings. The Adviser may change a Fund’s asset class allocations, underlying funds or target weightings in the underlying funds without shareholder approval. Each Fund currently expects to hold between 1 and 3 underlying funds.

A list of the underlying funds and their approximate target Fund weightings as of April 30, 2010 is set forth below:

	Invesco	Invesco	Invesco
	Balanced-Risk	Balanced-Risk	Balanced-Risk
	Retirement	Retirement	Retirement
Underlying Funds	2050 Fund	2040 Fund	2030 Fund

Invesco Balanced-Risk Allocation Fund	100.00%	100.00%	100.00%

Liquid Assets Portfolio	0.00%	0.00%	0.00%

Premier Portfolio	0.00%	0.00%	0.00%

Total	100%	100%	100%

	Invesco	Invesco	Invesco
	Balanced-Risk	Balanced-Risk	Balanced-Risk
	Retirement	Retirement	Retirement
Underlying Funds	2020 Fund	2010 Fund	Now Fund

Invesco Balanced-Risk Allocation Fund	100.00%	61.00%	60.00%

Liquid Assets Portfolio	0.00%	19.50%	20.00%

Premier Portfolio	0.00%	19.50%	20.00%

Total	100%	100%	100%

Note: Target Fund weightings are rounded to the nearest hundredths and may not add to 100% due to rounding. See SAI for exact target weightings.

Each Fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the Fund’s Adviser. Each Fund holds cash to handle its daily cash needs, which include payment of Fund expenses, redemption requests and securities transactions. The amount of cash held by the Fund may increase if a Fund takes a temporary defensive position. A Fund may take a temporary defensive position when it receives unusually large redemption requests or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A larger amount of cash could negatively affect a Fund’s investment results in a period of rising market prices; conversely it could reduce the magnitude of a Fund’s loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, a Fund may not achieve its investment objective.

Once the asset allocation of each of Invesco Balanced-Risk Retirement 2010 Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Balanced-Risk Retirement 2050 Fund (each, a target date Fund) has become similar to the asset allocation of the Invesco Balanced-Risk Retirement Now Fund, the Board of Trustees may approve combining

36        Invesco Growth Series

each such target date Fund with Invesco Balanced-Risk Retirement Now Fund if they determine that such a combination is in the best interests of the target date Fund’s shareholders. Such a combination will result in the shareholders of the target date Fund owning shares of Invesco Balanced-Risk Retirement Now Fund rather than their target date Fund. The Adviser expects such a combination to generally occur during the year of each Fund’s target retirement date, as indicated in its name. The Board of Trustees of the target date Funds can vote on whether to approve these combinations without shareholder approval, although shareholders will be provided with advance notice in writing of any combination affecting their target date Funds.

The following chart displays how the Adviser expects the asset allocations for the Funds to change as their target retirement dates approach. The Funds employ a risk-balanced optimization process which accounts for the flat glide path (The glide path is the rate at which the asset mix changes over time) until approximately 10 years from the target retirement date. The glide path will become more conservative on a quarterly basis approximately 10 years from the target retirement date by gradually reducing the allocation to Invesco Balanced-Risk Allocation Fund and increasing the allocation to money market funds. The actual asset allocations for the Funds may differ from those shown in the chart below.

The following table lists the expected market exposure through the underlying fund, Invesco Balanced-Risk Allocation Fund, to equities, commodities and fixed income. The table also includes the expected market exposure through Liquid Assets Portfolio and Premier Portfolio to cash equivalents. The portfolio managers actively adjust portfolio positions in Invesco Balanced-Risk Allocation Fund to minimize loss of capital, to benefit from market opportunities and to reduce excessive volatility. Due to the use of leverage in the underlying fund, Invesco Balanced-Risk Allocation Fund, the percentages may not equal 100%.

	10-50 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	15.8%	29.6%	62.5%

Commodities	13.7%	20.8%	35.6%

Fixed Income	47.8%	81.6%	136.9%

Cash Equivalents	0.0%	0.0%	0.0%

	5 Years From Retirement
		Strategic
	Minimum	Allocation	Maximum

Equities	12.6%	23.7%	50.0%

Commodities	11.0%	17.4%	28.5%

Fixed Income	38.3%	68.0%	109.5%

Cash Equivalents	20.0%	20.0%	20.0%

	At Retirement Date
		Strategic
	Minimum	Allocation	Maximum

Equities	9.5%	17.8%	37.5%

Commodities	8.2%	13.0%	21.4%

Fixed Income	28.7%	51.0%	82.1%

Cash Equivalents	40.0%	40.0%	40.0%

The following table is intended to help investors select an appropriate Fund in which to invest, based upon their target retirement date.

Target Retirement Date	Fund

Retire before 2010	Invesco Balanced-Risk Retirement Now Fund

2010 - 2014	Invesco Balanced-Risk Retirement 2010 Fund

2015 - 2024	Invesco Balanced-Risk Retirement 2020 Fund

2025 - 2034	Invesco Balanced-Risk Retirement 2030 Fund

2035 - 2044	Invesco Balanced-Risk Retirement 2040 Fund

2045 - 2054	Invesco Balanced-Risk Retirement 2050 Fund

Investment Objectives and Strategies of the Underlying Funds
Invesco Balanced-Risk Allocation Fund. Invesco Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Invesco Balanced-Risk Allocation Fund invests, under normal conditions, in derivatives and other financially-linked instruments whose performance is expected to correspond to U.S. and international fixed income, equity and commodity markets. Invesco Balanced-Risk Allocation Fund may invest in derivatives and other financially-linked instruments such as futures, swap agreements, including total return swaps and may also invest in U.S. and foreign government debt securities and other securities such as exchange-traded funds and commodity-linked notes. Invesco Balanced-Risk Allocation Fund’s international investments will generally be in developed countries, but may also include emerging market countries. Invesco Balanced-Risk Allocation Fund’s fixed income investments are generally considered to be investment grade while the Fund’s commodity markets exposure will generally be in the precious metals, agriculture, energy and industrial metals sectors. Invesco Balanced-Risk Allocation Fund will also invest in the Invesco Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Fund (the Subsidiary) and ETFs to gain exposure to commodity markets. The Subsidiary, in turn, will invest in futures, ETNs and other securities and financially-linked instruments. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. Invesco Balanced-Risk Allocation Fund will generally maintain 60% of its assets in cash and cash equivalent instruments including affiliated money market funds. Some of the cash holdings will serve as margin or collateral for the Fund’s obligations under derivative transactions. Invesco Balanced-Risk Allocation Fund’s investments in certain derivatives may create significant leveraged exposure to certain equity, fixed income and commodity markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The Subsidiary is advised by the adviser and has the same investment objective as the Fund and generally employs the same investment strategy but limits its investments to commodity derivatives, ETNs, cash and cash equivalent instruments, including affiliated money market funds. The Subsidiary, unlike the Fund, may invest without limitation in

37        Invesco Growth Series

commodities, commodity-linked derivatives and other securities, such as ETNs, that may provide leverage and non-leveraged exposure to commodity markets. The Subsidiary also may hold cash and invest in cash equivalent instruments, including affiliated money market funds, some of which may serve as margin or collateral for the Subsidiary’s derivative positions. Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Invesco Balanced-Risk Allocation Fund will be subject to the risks associated with any investment by the Subsidiary to the extent of the Fund’s investment in the Subsidiary.

Invesco Balanced-Risk Allocation Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

Relative to traditional balanced portfolios, the Fund will seek to provide greater capital loss protection during down markets. The portfolio’s management team will seek to accomplish this through a three-step investment process.

The first step involves asset selection. The management team begins the process by selecting representative assets to gain exposure to equity, fixed income and commodity markets from a universe of over fifty assets. The selection process first evaluates a particular asset’s theoretical case for long-term excess returns relative to cash. The identified assets are then screened to meet minimum liquidity criteria. Finally, the team reviews the expected correlation among the assets and the expected risk for each asset to determine whether the selected assets are likely to improve the expected risk adjusted return of the Fund.

The second step involves portfolio construction. Proprietary estimates for risk and correlation are used by the management team to create a portfolio. The team re-estimates the risk contributed by each asset and re-optimizes the portfolio periodically or when new assets are introduced to the Fund.

The final step involves active positioning. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the optimized long-term portfolio structure described in step two above. The management team balances these two competing ideas—opportunity for excess return from active positioning and the need to maintain asset class exposure set forth in the optimized portfolio structure—by setting controlled tactical ranges around the long-term asset allocation. The tactical ranges differ for each asset based on the management team’s estimates of such asset’s volatility. The resulting asset allocation is then implemented by investing in derivatives, other financially-linked instruments, U.S. and foreign government debt securities, other securities, cash and cash equivalent instruments, including affiliated money market funds. By using derivatives, the Fund is able to gain greater exposure to assets within each class than would be possible using cash instruments, and thus seeks to balance the amount of risk each asset class contributes to the portfolio.

Invesco Balanced-Risk Allocation Fund and the Subsidiary employ a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund and the Subsidiary generally maintain a substantial amount of their assets in cash and cash equivalents. Cash and cash equivalents will be posted as required margin for futures contracts, as required segregation under Securities and Exchange Commission rules and to collateralize swap exposure.

Invesco Balanced-Risk Allocation Fund or the Subsidiary may, from time to time, take temporary defensive positions in cash and other securities that are inconsistent with the Fund’s or the Subsidiary’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund or the Subsidiary may not achieve its investment objective.

Invesco Balanced-Risk Allocation Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Invesco Balanced-Risk Allocation Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. Invesco Balanced-Risk Allocation Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Liquid Assets Portfolio. Liquid Assets Portfolio’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Liquid Assets Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes. Liquid Assets Portfolio invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

Liquid Assets Portfolio may invest up to 50% of its assets in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Liquid Assets Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Premier Portfolio. Premier Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

Premier Portfolio invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments. Premier Portfolio invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. and foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

Premier Portfolio may invest in U.S. dollar-denominated foreign securities, and may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for Premier Portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital. The portfolio managers normally hold portfolio securities to maturity, but may sell a security when they deem it advisable, such as when market or credit factors materially change.

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI, which is available at www.invesco.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain

38        Invesco Growth Series

Invesco Funds, INVESCO Funds Group, Inc. (IFG) (the former investment adviser to certain Invesco Funds), Invesco Advisers, Inc., successor by merger to Invesco Invesco Advisors, Inc., Invesco Distributors, Inc. (Invesco Distributors) (the distributor of the Invesco Funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the Funds.

Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against Invesco Funds, IFG, Invesco, Invesco Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the Statement of Additional Information.

Adviser Compensation
The Adviser does not receive a management fee from the Funds.

Invesco, not the Fund, pays sub-advisory fees, if any.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Funds is available in the Funds’ most recent report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of each Fund’s portfolio:

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco Institutional and/or its affiliates since 1999.

The Portfolio Managers are assisted by research analysts on Invesco’s Global Asset Allocation Team. Team members provide research support and make securities recommendations with respect to the Funds’ portfolio, but do not have day-to-day management responsibilities with respect to the Funds’ portfolio.

More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of the prospectus.

The Funds’ SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Dividends and Distributions
Invesco Balanced-Risk Retirement Now Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Balanced-Risk Retirement 2010 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Balanced-Risk Retirement 2020 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Balanced-Risk Retirement 2030 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Balanced-Risk Retirement 2040 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Invesco Balanced-Risk Retirement 2050 Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
Invesco Balanced-Risk Retirement Now Fund generally declares and pays dividends from net investment income, if any, quarterly.

Invesco Balanced-Risk Retirement 2010 Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Balanced-Risk Retirement 2020 Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Balanced-Risk Retirement 2030 Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Balanced-Risk Retirement 2040 Fund generally declares and pays dividends from net investment income, if any, annually.

Invesco Balanced-Risk Retirement 2050 Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
Invesco Balanced-Risk Retirement Now Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Balanced-Risk Retirement 2010 Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Balanced-Risk Retirement 2020 Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Balanced-Risk Retirement 2030 Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

39        Invesco Growth Series

Invesco Balanced-Risk Retirement 2040 Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Invesco Balanced-Risk Retirement 2050 Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

Benchmark Descriptions

All Funds. Each Fund has elected to use the Standard & Poor’s 500 Index as its broad-based benchmark. The Standard & Poor’s 500 Index is a market capitalization-weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry.

The Custom Independence Indexes, created by Invesco to serve as style specific benchmarks for the Independence Funds, are composed of the following indexes: Russell 3000, Morgan Stanley Capital International Europe, Australasia and Far East, FTSE National Association of Real Estate Investment Trusts Equity Real Estate Investment Trusts, Barclays Capital U.S. Universal and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. The composition of the indexes may change from time to time based upon the target asset allocation of the Funds. Therefore, the current composition of the indexes does not reflect their historical composition. The Russell 3000® Index is an unmanaged index considered representative of the U.S. stock market.

The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.

The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs.

The Barclays Capital U.S. Universal Index is composed of the following Barclays Capital indexes: U.S. Aggregate Index, U.S. High-Yield Corporate, 144A, Eurodollar, Emerging Markets and the non-ERISA portion of CMBS.

The three-month U.S. Treasury bill index is compiled by Lipper and is derived from secondary market interest rates published by the Federal Reserve Bank.

The Custom Balanced-Risk Retirement Indexes are created by Invesco to serve as style specific benchmarks for the Balanced-Risk Retirement Funds. From the inception of the Funds to November 4, 2009, the indexes were composed of the corresponding Custom Independence Index. From November 4, 2009 through November 30, 2009, the indexes were composed of the Morgan Stanley Capital International World Index, JPM Global Government Bonds Index and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. Since December 1, 2009, the indexes are composed of the Morgan Stanley Capital International World Index, Barclays Capital US Aggregate Index and, with respect to Balanced-Risk Retirement Now and Balanced-Risk Retirement 2010, the three-month U.S. Treasury bill. The composition of the indexes may change from time to time based upon the target asset allocation of the Funds. Therefore, the current composition of the indexes does not reflect their historical composition and will likely be altered in the future to better reflect the objectives of the Funds.

The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

The JP Morgan Global Government Bonds Index is a market capitalization weighted index that tracks government bond securities of developed markets.

The Barclays Capital U.S. Aggregate Index covers U.S. investment-grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs, and asset backed securities.
Invesco Balanced-Risk Retirement Now Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement Now Fund’s objective, strategy and management changes, the Adviser changed the name and composition of the Custom Independence Now Index, the Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement Now Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement Now Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-Asset Target Allocation Conservative Funds Index (which may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation Conservative Funds category. These funds, by portfolio practice, maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash, and cash equivalents.
Invesco Balanced-Risk Retirement 2010 Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement 2010 Fund’s objective, strategy and management changes, the Adviser changed the name and the composition of the Custom Independence 2010 Index, the Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2010 Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement 2010 Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-Asset Target 2010 Funds Index (which may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target 2010 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2010 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2010.
Invesco Balanced-Risk Retirement 2020 Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement 2020 Fund’s objective, strategy and management changes, the Adviser changed the composition of the Custom Independence 2020 Index, the Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2020 Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement 2020 Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-

40        Invesco Growth Series

Asset Target 2020 Funds Index (which may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target 2020 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2020 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2016, to December 31, 2020.
Invesco Balanced-Risk Retirement 2030 Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement 2030 Fund’s objective, strategy and management changes, the Adviser changed the name and composition of the Custom Independence 2030 Index, the Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2030 Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement 2030 Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-Asset Target 2030 Funds Index (which may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target 2030 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target Allocation 2030 Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2026, to December 31, 2030.
Invesco Balanced-Risk Retirement 2040 Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement 2040 Fund’s objective, strategy and management changes, the Adviser changed the name and the composition of the Custom Independence 2040 Index, the Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2040 Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement 2040 Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-Asset Target 2040 Funds Index (which may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target 2040 Funds Index is an equally weighted representation of the largest funds in the Lipper Mixed-Asset Target 2040 Funds category. The funds seek to maximize assets for retirement or other purposes with an expected time horizon from January 1, 2036, to December 31, 2040.
Invesco Balanced-Risk Retirement 2050 Fund. Effective November 4, 2009 through November 30, 2009, in connection with Invesco Balanced-Risk Retirement 2050 Fund’s objective, strategy and management changes, the Adviser changed the name and the composition of the Custom Independence 2050 Index, Fund’s previous style specific benchmark, to the Custom Balanced-Risk Retirement 2050 Index, in order to better reflect the change in the underlying investments of the Fund. Effective December 1, 2009, the Adviser again changed the composition of the Custom Balanced-Risk Retirement 2050 Index to better reflect the investments of the Fund. In addition, the Fund has elected to use a 60%/40% combination of the Standard & Poor’s 500 Index and Barclays Capital U.S. Aggregate Index as an additional style specific benchmark. The Lipper Mixed-Asset Target 2050+ Funds Category Average (which may or may not include the Fund) is included for comparison to a peer group.

The Lipper Mixed-Asset Target 2050+ Funds Category Average represents an average of all of the funds in the Lipper Mixed-Asset Target 2050+ Funds category. These funds seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2045. For those Funds where the new Lipper index has less than a 5-year history, the category average will be used until the Lipper index has sufficient history.

41        Invesco Growth Series

Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share.

The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund’s financial statements, is included in each Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Invesco Balanced-Risk Retirement Now Fund — Institutional Class
Year ended 12/31/09	$7.59	$0.49	$0.61	$1.10	$(0.46)	$—	$(0.46)	$8.23	14.82%	$49	0.02	%(e)	9.92	%(e)	6.18	%(e)	155%
Year ended 12/31/08	9.78	0.46	(2.09)	(1.63)	(0.53)	(0.03)	(0.56)	7.59	(17.23)	43	0.06		11.41		5.14		36
Year ended 12/31/07(f)	10.02	0.43	(0.07)	0.36	(0.56)	(0.04)	(0.60)	9.78	3.74	52	0.16	(g)	28.35	(g)	4.66	(g)	27

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.63%, 0.65% and 0.68% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $45.
(f)	Commencement date of January 31, 2007.
(g)	Annualized.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Invesco Balanced-Risk Retirement 2010 Fund — Institutional Class
Year ended 12/31/09	$7.74	$0.54	$0.68	$1.22	$(0.45)	$—	$(0.45)	$8.51	15.75%	$11	0.04	%(e)	3.45	%(e)	6.59	%(e)	182%
Year ended 12/31/08	10.03	0.50	(2.39)	(1.89)	(0.37)	(0.03)	(0.40)	7.74	(18.82)	10	0.08		5.02		5.24		37
Year ended 12/31/07(f)	10.02	0.45	(0.07)	0.38	(0.35)	(0.02)	(0.37)	10.03	3.87	52	0.17	(g)	16.02	(g)	4.75	(g)	15

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.66%, 0.69% and 0.70% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $3,620.
(f)	Commencement date of January 31, 2007.
(g)	Annualized.

42        Invesco Growth Series

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Invesco Balanced-Risk Retirement 2020 Fund — Institutional Class
Year ended 12/31/09	$6.95	$0.64	$0.94	$1.58	$(0.53)	$—	$(0.53)	$8.00	22.79%	$11	0.07	%(e)	1.68	%(e)	8.46	%(e)	185%
Year ended 12/31/08	9.99	0.42	(3.16)	(2.74)	(0.26)	(0.04)	(0.30)	6.95	(27.41)	9	0.13		2.98		4.79		30
Year ended 12/31/07(f)	10.02	0.43	(0.15)	0.28	(0.26)	(0.05)	(0.31)	9.99	2.80	12	0.25	(g)	9.67	(g)	4.58	(g)	37

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.74%, 0.74% and 0.78% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $8,331.
(f)	Commencement date of January 31, 2007.
(g)	Annualized.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Invesco Balanced-Risk Retirement 2030 Fund — Institutional Class
Year ended 12/31/09	$6.34	$0.58	$1.14	$1.72	$(0.46)	$—	$(0.46)	$7.60	27.10%	$10	0.09	%(e)	1.90	%(e)	8.29	%(e)	201%
Year ended 12/31/08	9.90	0.32	(3.63)	(3.31)	(0.20)	(0.05)	(0.25)	6.34	(33.46)	8	0.15		3.50		3.75		17
Year ended 12/31/07(f)	10.02	0.37	(0.15)	0.22	(0.29)	(0.05)	(0.34)	9.90	2.23	12	0.25	(g)	13.07	(g)	3.85	(g)	31

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.78%, 0.76% and 0.80% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $5,236.
(f)	Commencement date of January 31, 2007.
(g)	Annualized.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Invesco Balanced-Risk Retirement 2040 Fund — Institutional Class
Year ended 12/31/09	$6.09	$0.53	$1.18	$1.71	$(0.42)	$—	$(0.42)	$7.38	28.13%	$11	0.08	%(e)	3.49	%(e)	7.94	%(e)	214%
Year ended 12/31/08	9.84	0.28	(3.82)	(3.54)	(0.17)	(0.04)	(0.21)	6.09	(35.94)	9	0.15		7.72		3.14		29
Year ended 12/31/07(f)	10.02	0.34	(0.14)	0.20	(0.29)	(0.09)	(0.38)	9.84	2.03	51	0.28	(g)	21.86	(g)	3.53	(g)	20

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.81%, 0.78% and 0.81% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $3,095.
(f)	Commencement date of January 31, 2007.
(g)	Annualized.

43        Invesco Growth Series

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average net		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					assets with		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Invesco Balanced-Risk Retirement 2050 Fund — Institutional Class
Year ended 12/31/09	$5.87	$0.44	$1.22	$1.66	$(0.39)	$—	$(0.39)	$7.14	28.32%	$21	0.06	%(e)	6.36	%(e)	7.13	%(e)	214%
Year ended 12/31/08	9.79	0.19	(3.86)	(3.67)	(0.18)	(0.07)	(0.25)	5.87	(37.42)	32	0.15		10.22		2.37		27
Year ended 12/31/07(f)	10.02	0.31	(0.14)	0.17	(0.30)	(0.10)	(0.40)	9.79	1.78	51	0.28	(g)	24.12	(g)	3.27	(g)	20

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.82%, 0.78% and 0.82% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s omitted) of $1,777.
(f)	Commencement date of January 31, 2007.
(g)	Annualized.

44        Invesco Growth Series

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of each Fund’s expenses, including investment advisory fees and other Fund costs, on each Fund’s return over a 10-year period. The example reflects the following:

■	You invest $10,000 in a Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year;

■	Each Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed and includes the estimated indirect expenses of the underlying funds;
There is no assurance that the annual expense ratio will be the expense ratio for the Funds’ classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Invesco Balanced-Risk Retirement
Now Fund — Institutional Class
	Year 1	Year 2		Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	0.63%	10.55%		10.55%		10.55%		10.55%		10.55%		10.55%		10.55%		10.55%		10.55%
Cumulative Return Before Expenses	5.00%	10.25%		15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	4.37%	(1	.42)%	(6	.89)%	(12	.06)%	(16	.94)%	(21	.55)%	(25	.91)%	(30	.02)%	(33	.90)%	(37	.57)%
End of Year Balance	$10,437.00	$9,857.75		$9,310.64		$8,793.90		$8,305.84		$7,844.87		$7,409.48		$6,998.25		$6,609.85		$6,243.00
Estimated Annual Expenses	$64.38	$1,070.55		$1,011.13		$955.01		$902.01		$851.95		$804.67		$760.01		$717.83		$677.99

Invesco Balanced-Risk Retirement
2010 Fund — Institutional Class
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.67%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.33%	5.26%	6.20%	7.14%	8.09%	9.06%	10.03%	11.01%	11.99%	12.99%
End of Year Balance	$10,433.00	$10,525.85	$10,619.53	$10,714.05	$10,809.40	$10,905.61	$11,002.67	$11,100.59	$11,199.39	$11,299.06
Estimated Annual Expenses	$68.45	$430.70	$434.54	$438.41	$442.31	$446.24	$450.22	$454.22	$458.26	$462.34

Invesco Balanced-Risk Retirement
2020 Fund — Institutional Class
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.75%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.25%	6.94%	9.70%	12.53%	15.43%	18.41%	21.47%	24.60%	27.81%	31.11%
End of Year Balance	$10,425.00	$10,693.97	$10,969.87	$11,252.89	$11,543.22	$11,841.03	$12,146.53	$12,459.91	$12,781.38	$13,111.14
Estimated Annual Expenses	$76.59	$255.54	$262.13	$268.90	$275.83	$282.95	$290.25	$297.74	$305.42	$313.30

Invesco Balanced-Risk Retirement
2030 Fund — Institutional Class
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.79%	2.68%	2.68%	2.68%	2.68%	2.68%	2.68%	2.68%	2.68%	2.68%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.21%	6.63%	9.10%	11.63%	14.22%	16.87%	19.58%	22.36%	25.20%	28.10%
End of Year Balance	$10,421.00	$10,662.77	$10,910.14	$11,163.26	$11,422.25	$11,687.24	$11,958.39	$12,235.82	$12,519.69	$12,810.15
Estimated Annual Expenses	$80.66	$282.52	$289.08	$295.78	$302.65	$309.67	$316.85	$324.20	$331.72	$339.42

Invesco Balanced-Risk Retirement
2040 Fund — Institutional Class
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.82%	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%	4.30%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.18%	4.91%	5.64%	6.38%	7.13%	7.88%	8.63%	9.39%	10.16%	10.93%
End of Year Balance	$10,418.00	$10,490.93	$10,564.36	$10,638.31	$10,712.78	$10,787.77	$10,863.29	$10,939.33	$11,015.90	$11,093.01
Estimated Annual Expenses	$83.71	$449.54	$452.69	$455.86	$459.05	$462.26	$465.50	$468.76	$472.04	$475.34

Invesco Balanced-Risk Retirement
2050 Fund — Institutional Class
	Year 1	Year 2	Year 3		Year 4		Year 5		Year 6		Year 7		Year 8		Year 9		Year 10

Annual Expense Ratio[1]	0.82%	7.18%	7.18%		7.18%		7.18%		7.18%		7.18%		7.18%		7.18%		7.18%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%		21.55%		27.63%		34.01%		40.71%		47.75%		55.13%		62.89%
Cumulative Return After Expenses	4.18%	1.91%	(0	.31)%	(2	.49)%	(4	.61)%	(6	.69)%	(8	.73)%	(10	.72)%	(12	.66)%	(14	.57)%
End of Year Balance	$10,418.00	$10,190.89	$9,968.73		$9,751.41		$9,538.83		$9,330.88		$9,127.47		$8,928.49		$8,733.85		$8,543.45
Estimated Annual Expenses	$83.71	$739.86	$723.73		$707.95		$692.52		$677.42		$662.65		$648.21		$634.08		$620.25

[1]	Your actual expenses may be higher or lower than those shown.

45        Invesco Growth Series

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds (Invesco Funds). The following information is about the Institutional Classes of these Invesco Funds, which are offered to certain eligible institutional investors.

Additional information is available on the Internet at www.invesco.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s SAI, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Suitability for Investors
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.

Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations an defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c) (3) organization) which meet asset and/or minimum initial investment requirements.

As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediary acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account; (iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

Minimum Investments
The minimum investments for Institutional Class accounts are as follows:

	Initial	Additional
Type of Account	Investments	Investments

Defined Contribution Plan (for which sponsor has $100MM in combined DC and DB assets)	$0	$0

Defined Contribution Plan (for which sponsor has less than $100MM in combined DC and DB assets)	$10M	$0

Banks, Trust Companies and certain other financial intermediaries	$10M	$0

Financial Intermediaries and other Corporations acting for their own accounts	$1M	$0

Foundations or Endowments	$1M	$0

Other institutional investors	$1M	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Fund of Funds)	$0	$0

How to Purchase Shares

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,	Contact your financial adviser or financial intermediary.
Invesco Investment Services, Inc.,
P.O. Box 0843,
Houston, TX 77210-0843.
The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank
ABA/Routing #: 011001234
Beneficiary Account Number: 729639
Beneficiary Account Name: Invesco Investment Services, Inc.
RFB: Fund Name, Reference #
OBI: Your Name, Account #
By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.

A-1        The Invesco Funds—Institutional Class

INSTCL—04/10

Redeeming Shares

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed under unusual circumstances, as allowed by the Securities and Exchange Commission (SEC), such as when the NYSE restricts or suspends trading.

If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.

We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

Invesco China Fund Invesco Developing Markets Fund Invesco Floating Rate Fund Invesco Global Core Equity Fund Invesco Global Equity Fund Invesco Global Growth Fund Invesco Global Real Estate Fund	Invesco Global Small & Mid Cap Growth Fund Invesco High Yield Fund Invesco International Allocation Fund Invesco International Core Equity Fund	Invesco International Growth Fund Invesco International Small Company Fund Invesco International Total Return Fund Invesco Japan Fund Invesco Trimark Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, Funds of Funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.

Exchanging Shares

You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal

A-2        The Invesco Funds—Institutional Class

income tax. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Distributors, Inc. (“Invesco Distributors”) will provide you with notice of such modification or termination if it is required to do so by law.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.
■	Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
■	If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any fund.
■	Suspend, change or withdraw all or any part of the offering made by this Prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

The Invesco Affiliates and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Invesco Limited Maturity Treasury Fund. The Board of Invesco Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that Invesco Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, Invesco Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use Invesco Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.

■	One of the advantages of Invesco Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of Invesco Limited Maturity Treasury Fund will be detrimental to the continuing operations of such fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

A-3        The Invesco Funds—Institutional Class

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market funds and Invesco Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

A-4        The Invesco Funds—Institutional Class

Invesco High Income Municipal Fund and Invesco Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end Funds, other than open-end Funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying Fund in which it invests, and the prospectuses for such other open-end Funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.

The Invesco Balanced-Risk Allocation Fund may invest up to 25% of its total assets in shares of its Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiary will fluctuate with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as ”buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403,

A-5        The Invesco Funds—Institutional Class

408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
Invesco Distributors, the distributor of the Funds and an Invesco Affiliate, and Invesco Affiliates may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Funds’ Boards of Trustees (collectively, the Board).

You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-6        The Invesco Funds—Institutional Class

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about each Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Funds’ investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Investment Services, Inc. P.O. Box 4739, Houston TX 77210-4739

By Telephone:	(800) 659-1005

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semiannual reports via our Web site: www.invesco.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Balanced-Risk Retirement Now Fund Invesco Balanced-Risk Retirement 2010 Fund Invesco Balanced-Risk Retirement 2020 Fund and	Invesco Balanced-Risk Retirement 2030 Fund Invesco Balanced-Risk Retirement 2040 Fund Invesco Balanced-Risk Retirement 2050 Fund
SEC 1940 Act file number: 811-02699

invesco.com ABRR-PRO-2

Part B
STATEMENT OF ADDITIONAL INFORMATION
January 4, 2011
To the
Registration Statement on Form N-14 Filed by:
AIM Growth Series (Invesco Growth Series)
On behalf of Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco
Moderately Conservative Allocation Fund
11 Greenway Plaza, Suite 2500
Houston, Texas 77046-1173
(800) 959-4246
Relating to the Joint Special Meeting of Shareholders of Invesco Moderate Growth Allocation Fund,
Invesco Van Kampen Asset Allocation Growth Fund, Invesco Van Kampen Asset Allocation Moderate Fund,
Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund,
each to be held on April 1, 2011.
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus of Invesco Moderate Growth Allocation Fund, Invesco Van Kampen Asset Allocation Growth Fund, Invesco Van Kampen Asset Allocation Moderate Fund, Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund, each dated January 4, 2011, relating specifically to the Joint Special Meeting of Shareholders of such Target Funds to be held on April 1, 2011 (the “Proxy Statement/Prospectus). Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 959-4246. You can also access this information at www.invesco.com/us.

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General Information
This Statement of Additional Information relates to (a) the proposed acquisition of all of the assets and assumption of all of the liabilities of each “Target Fund,” as identified below, by the corresponding “Acquiring Fund” in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares of the corresponding class to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund. Further information is included in the Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information. Each Acquiring Fund and each Target Fund is a series of AIM Growth Series (Invesco Growth Series).

Target Funds	Acquiring Funds

Invesco Moderate Growth Allocation Fund Invesco Van Kampen Asset Allocation Growth Fund	Invesco Growth Allocation Fund

Invesco Van Kampen Asset Allocation Moderate Fund	Invesco Moderate Allocation Fund

Invesco Conservative Allocation Fund Invesco Van Kampen Asset Allocation Conservative Fund	Invesco Moderately Conservative Allocation Fund
Incorporation of Documents by Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Statement of Additional Information dated April 30, 2010, for AIM Growth Series (Invesco Growth Series) with respect to Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund, Invesco Moderate Growth Allocation Fund and Invesco Conservative Allocation Fund (filed via EDGAR on April 28, 2010, Accession No. 0000950123-10-038955) (“SAI I”).

2.	Supplement dated October 5, 2010 to SAI I (filed via EDGAR on October 5, 2010, Accession No. 0000950123-10-091450).

3.	Supplement dated September 17, 2010 to SAI I (filed via EDGAR on September 17, 2010, Accession No. 0000950123-10-087009).

4.	Supplement dated June 29, 2010 to SAI I (filed via EDGAR on June 29, 2010, Accession No. 0000950123-10-062265).

5.	Supplement dated June 16, 2010 SAI I (filed via EDGAR on June 16, 2010, Accession No. 0000950123-10-058658).

6.	Supplement dated June 15, 2010 to SAI I (filed via EDGAR on June 15, 2010, Accession No. 0000950123-10-058312).

7.	Supplement dated May 12, 2010 to SAI I (filed via EDGAR on May 12, 2010, Accession No. 0000950123-10-048444).

8.	Statement of Additional Information dated December 23, 2010, for AIM Growth Series (Invesco Growth Series) with respect to Invesco Moderately Conservative Allocation Fund (filed via EDGAR on December 23, 2010, Accession No. 0000950123-10-116304).

9.	Statement of Additional Information dated July 28, 2010, for AIM Growth Series (Invesco Growth Series) with respect to Invesco Van Kampen Asset Allocation Growth Fund, Invesco Van Kampen Asset Allocation Moderate Fund and Invesco Van Kampen Asset Allocation Conservative Fund (filed via EDGAR on July 26, 2010, Accession No. 0000950123-10-068094) (“SAI II”).

10.	Supplement dated October 5, 2010 to SAI II (filed via EDGAR on October 5, 2010, Accession No. 0000950123-10-091450).

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11.	The unaudited financial statements included in the AIM Growth Series (Invesco Growth Series) Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2010, with respect to Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund, Invesco Moderately Conservative Allocation Fund, Invesco Moderate Growth Allocation Fund and Invesco Conservative Allocation Fund (filed via EDGAR on September 3, 2010, Accession No. 0000950123-10-083688).

12.	The audited financial statements and related report of the independent public accounting firm included in the AIM Growth Series (Invesco Growth Series) Annual Report to Shareholders for the fiscal year ended December 31, 2009, with respect to Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund, Invesco Moderately Conservative Allocation Fund, Invesco Moderate Growth Allocation Fund and Invesco Conservative Allocation Fund (filed via EDGAR on March 5, 2010, Accession No. 0000950123-10-021481).

13.	The unaudited financial statements included in AIM Growth Series (Invesco Growth Series) Semi-Annual Report to Shareholders for the fiscal period ended September 30, 2010, with respect to Invesco Van Kampen Asset Allocation Growth Fund, Invesco Van Kampen Asset Allocation Moderate Fund and Invesco Van Kampen Asset Allocation Conservative Fund (filed via EDGAR on December 6, 2010, Accession No. 0000950123-10-111046).

14.	The audited financial statements and related report of the independent public accounting firm included in the Van Kampen Equity Trust Annual Report to Shareholders for the fiscal year ended March 31, 2010, with respect to the predecessor funds of Invesco Van Kampen Asset Allocation Growth Fund, Invesco Van Kampen Asset Allocation Moderate Fund and Invesco Van Kampen Asset Allocation Conservative Fund (filed via EDGAR on May 21, 2010, Accession No. 0000950123-10-51661).
Pro Forma Financial Information

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Pro Forma Financial Information
Invesco Moderate Growth Allocation Fund and Invesco Van Kampen Asset
Allocation Growth Fund into Invesco Growth Allocation Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if all of the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Target Fund and the Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganizations of each of the Target Funds into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table. No Reorganization is contingent upon any other Reorganization.

12 Month
Target Fund	Acquiring Fund	Period Ended
Invesco Moderate Growth Allocation Fund	Invesco Growth Allocation Fund	June 30, 2010
Invesco Van Kampen Asset Allocation Growth Fund	Invesco Growth Allocation Fund	June 30, 2010
Basis of Pro Forma
Each reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganizations. The Target Funds and the Acquiring Fund are each series of a registered open-end management investment company that issues its shares in separate series. Each reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

	Shares Exchanged
	Target Fund
	Invesco Moderate Growth	Invesco Van Kampen Asset	Acquiring Fund Share
Target Fund Share Class	Allocation Fund	Allocation Growth Fund	Class
Class A	18,210,327	11,988,192	Class A
Class B	4,164,955	3,058,779	Class B
Class C	5,264,198	1,633,275	Class C
Class R	671,944	—	Class R
Class Y	72,296	144,598	Class Y
Institutional Class	1,374	—	Institutional Class
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by each Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 — Net Assets
The table below shows the net assets of the Target Funds and the Acquiring Fund and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Moderate Growth Allocation Fund (Target Fund)	$266,968,144	June 30, 2010
Invesco Van Kampen Asset Allocation Growth Fund (Target Fund)	158,307,073	June 30, 2010
Invesco Growth Allocation Fund (Acquiring Fund)	414,587,999	June 30, 2010
Invesco Growth Allocation Fund (Pro Forma Combined)	839,863,216	June 30, 2010
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	$(238,992)
Administrative services fees (2)	(65,236)
Professional fees (3)	(77,561)
Trustees’ and officers fees and benefits (4)	(29,200)
Fee waiver and/or expense reimbursements (1)	(135,896)

(1)	Under the terms of the investment advisory agreement of the Acquiring Fund, the Acquiring Fund does not pay an advisory fee and the advisory fees have been adjusted to reflect such agreement. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2012 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of each reorganization, the Adviser has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares to 0.37%, 1.12%, 1.12%, 0.62%, 0.27%, 0.12% and 0.12% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Reorganization Costs
The Target Funds Invesco Moderate Growth Allocation Fund and Invesco Van Kampen Asset Allocation Growth Fund are expected to incur an estimated $130,000 and $180,000, respectively, in reorganization costs. These costs represent the estimated non recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganizations. Invesco will bear 100% of these costs for each Target Fund. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the Reorganization.
Note 5 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/restrictions of the Acquiring Fund.
Note 6 — Capital Loss Carryforward
At December 31, 2009 the Target Fund Invesco Moderate Growth Allocation Fund had a capital loss carryforward of approximately $51,458,050. At March 31, 2010 the Target Fund Invesco Van Kampen Asset Allocation Growth Fund had a capital loss carryforward of approximately $9,085,545. At December 31, 2009 the Acquiring Fund had a capital loss carryforward of approximately $57,434,239. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Pro Forma Financial Information
Invesco Van Kampen Asset Allocation Moderate Fund into Invesco Moderate
Allocation Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

Target Fund	Acquiring Fund	12 month Period Ended
Invesco Van Kampen Asset Allocation Moderate Fund	Invesco Moderate Allocation Fund	June 30, 2010
Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

		Acquiring Fund Share
Target Fund Share Class	Shares Exchanged	Class
Class A	18,871,471	Class A
Class B	3,566,893	Class B
Class C	2,564,544	Class C
Class Y	71,121	Class Y
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Van Kampen Asset Allocation Moderate Fund (Target Fund)	$235,779,690	June 30, 2010
Invesco Moderate Allocation Fund (Acquiring Fund)	518,869,451	June 30, 2010
Invesco Moderate Allocation Fund (Pro Forma Combined)	754,649,141	June 30, 2010
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	(363,717)
Administrative services fees (2)	(4,499)
Professional fees (3)	(34,739)
Fee waiver and/or expense reimbursements (1)	213,186

(1)	Under the terms of the investment advisory agreeement of the Acquiring Fund, the Acquiring Fund does not pay an advisory fee and the advisory fees have been adjusted to reflect such agreement. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2012 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R, Class S and Institutional Class shares to 0.37%, 1.12%, 1.12%, 0.12%, 0.62%, 0.27% and 0.12% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs
The Target Fund is expected to incur an estimated $160,000 in Reorganization costs. These costs represent the estimated non recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of these costs for the Target Fund. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the Reorganization.
Note 5 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, expense structure, portfolio composition strategies, investment objective, and policies/restrictions of the Acquiring Fund.
Note 6 — Capital Loss Carryforward
At March 31, 2010 the Target Fund had a capital loss carryforward of approximately $16,787,971. At December 31, 2009 the Acquiring Fund had a capital loss carryforward of approximately $44,188,238. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Pro Forma Financial Information
Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation
Conservative Fund into Invesco Moderately Conservative Allocation Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if all of the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Target Fund and the Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Funds and the Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganizations of each of the Target Funds into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table. No reorganization is contingent upon any other reorganization.

12 Month Period
Target Fund	Acquiring Fund	Ended
Invesco Conservative Allocation Fund Invesco Van Kampen Asset Allocation Conservative Fund	Invesco Moderately Conservative Allocation Fund	June 30, 2010
Basis of Pro Forma
Each reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the reorganizations. The Target Funds and the Acquiring Fund are each series of a registered open-end management investment company that issues its shares in separate series. Each reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization were to have taken place on the period ended date in Note 1.

	Invesco Conservative	Invesco Van Kampen Asset
	Allocation Fund	Allocation Conservative Fund
	(Target Fund)	(Target Fund)	Acquiring Fund
Target Funds Share Class	Shares Received	Shares Received	Share Class
Class A	7,181,616	9,623,768	Class A
Class B	1,634,173	1,941,019	Class B
Class C	2,842,780	1,898,577	Class C
Class R	518,500	—	Class R
Class Y	106,756	20,400	Class Y
Class S	219,615 *	—	Class S
Institutional Class	4,546	—	Institutional Class

*	As of June 30, Class S shares of the Acquiring Fund did not exist. Class S shares were added to Acquiring Fund in connection with the reorganization. Class S shares of Acquiring Fund will commence operations at the net asset value per share of Acquiring Fund’s Class A shares, respectively.

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by each Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.
Note 2 — Net Assets
The table below shows the net assets of the Target Funds and the Acquiring Fund and Pro Forma combined net assets, assuming all reorganizations are completed, as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Conservative Allocation Fund (Target Fund)	$116,207,673	June 30, 2010
Invesco Van Kampen Asset Allocation Conservative Fund (Target Fund)	125,357,493	June 30, 2010
Invesco Moderately Conservative Allocation Fund (Acquiring Fund)	69,324,083	June 30, 2010
Invesco Moderately Conservative Allocation Fund (Pro Forma Combined)	310,889,249	June 30, 2010
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	(186,528)
Administrative services fees (2)	(16,978)
Professional fees (3)	(77,563)
Trustees’ and officers fees and benefits (4)	(29,200)
Fee waiver and/or expense reimbursements (1)	185,634

(1)	Under the terms of the investment advisory contract of the Acquiring Fund, the Acquiring Fund does not pay an advisory fee and the advisory fees have been eliminated to reflect such agreement. Correspondingly, advisory fee waivers have been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2012 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R, Class S and Institutional Class shares to 0.39%, 1.14%, 1.14%, 0.14%, 0.64%, 0.29% and 0.14% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the

Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.

(2)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Funds and the Acquiring Fund.

(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(4)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.
No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.
Note 4 — Reorganization Costs
Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund are expected to each incur an estimated $100,000 in Reorganization costs. These costs represent the estimated non recurring expense of the Target Funds carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization. Invesco will bear 100% of these costs for both the Target Funds. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the Reorganization.
Note 5 — Accounting Survivor
The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition strategies, investment objective, expense structure, and policies/restrictions of the Acquiring Fund.
Note 6 — Capital Loss Carryforward
At December 31, 2009, Target Fund-Invesco Conservative Allocation Fund had a capital loss carryforward of approximately $1,636,779. At March 31, 2010, Target Fund-Invesco Van Kampen Asset Allocation Conservative Fund had a capital loss carryforward of approximately $8,685,737. At December 31, 2009, Invesco Moderately Conservative Allocation Fund, the Acquiring Fund, had a capital loss carryforward of approximately $6,646,241. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

Part B
STATEMENT OF ADDITIONAL INFORMATION
January 4, 2011
To the
Registration Statement on Form N-14 Filed by:
AIM Growth Series (Invesco Growth Series)
On behalf of Invesco Balanced-Risk Retirement Now Fund
11 Greenway Plaza, Suite 2500
Houston, Texas 77046-1173
(800) 959-4246
Relating to the Special Notice to
Shareholders of Invesco Balanced-Risk Retirement 2010 Fund
This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Information Statement/Prospectus dated January 4, 2011 (the “Information Statement/Prospectus”) relating to the acquisition of the Invesco Balanced-Risk Retirement 2010 Fund by the Invesco Balanced-Risk Retirement Now Fund. Copies of the Information Statement/Prospectus may be obtained at no charge by writing to Invesco Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, or by calling (800) 959-4246. You can also access this information at www.invesco.com/us.

1

Page
General Information	3
Incorporation by Reference	3
Pro Forma Financial Information	3

2

General Information
This Statement of Additional Information relates to (a) the acquisition of all of the assets and assumption of all liabilities of the Invesco Balanced-Risk Retirement 2010 Fund (the “Target Fund”) by the Invesco Balanced-Risk Retirement Now Fund (the “Acquiring Fund”) in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund. Further information is included in the Information Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this Statement of Additional Information.
Incorporation of Documents by Reference into the Statement of Additional Information
This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:
1.	Statement of Additional Information dated April 30, 2010, for AIM Growth Series (Invesco Growth Series) with respect to the Acquiring Fund and Target Fund (filed via EDGAR on April 28, 2010, Accession No. 0000950123-10-038955) (“AGS SAI”).

2.	Supplement dated June 15, 2010 to the AGS SAI (filed via EDGAR on June 15, 2010, Accession No. 0000950123-10-058312).

3.	The unaudited financial statements included in the AIM Growth Series (Invesco Growth Series’) Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2010, with respect to the Acquiring Fund and the Target Fund (filed via EDGAR on September 3, 2010, Accession No. 0000950123-10-083688).

4.	The audited financial statements and related report of the independent public accounting firm included in AIM Growth Series (Invesco Growth Series) Annual Report to Shareholders for the fiscal year ended December 31, 2009, with respect to the Acquiring Fund and the Target Fund (filed via EDGAR on March 5, 2010, Accession No. 0000950123-10-021481).
Pro Forma Financial Information

3

Pro Forma Financial Information
Invesco Balanced-Risk Retirement 2010 Fund into Invesco Balanced-Risk
Retirement Now Fund
The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and the corresponding Acquiring Fund, each as identified below, for the twelve month period ended June 30, 2010. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in their respective annual and semi-annual shareholder reports.
Narrative Description of the Pro Forma Effects of the Reorganization
Note 1 — Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Plan”) as of the beginning of the period as indicated below in the table.

12 Month
Target Fund	Acquiring Fund	Period Ended
Invesco Balanced-Risk Retirement 2010 Fund	Invesco Balanced-Risk Retirement Now Fund	June 30, 2010
Basis of Pro Forma
The reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders as a result of the Reorganization. The Target Fund and the Acquiring Fund are both series of a registered open-end management investment company that issues its shares in separate series. The reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the reorganization were to have taken place on the period ended date in Note 1.

Target Fund Share Class	Shares Exchanged	Acquiring Fund Share Class
Class A	686,146	Class A
Class A5	3,040,386	Class A5
Class B	78,015	Class B
Class C	177,290	Class C
Class C5	619.613	Class C5
Class R	144,791	Class R
Class R5	90,883	Class R5
Class Y	53,777	Class Y
Institutional Class	1,400	Institutional Class
Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated. All securities held by the Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at period ended date in Note 1.

Note 2 — Net Assets
The table below shows the net assets of the Target Fund and the Acquiring Fund and Pro Forma combined net assets as of the dates indicated.

Fund	Net Assets	As-of Date
Invesco Balanced-Risk Retirement 2010 Fund (Target Fund)	$40,898,136	June 30, 2010
Invesco Balanced-Risk Retirement Now Fund (Acquiring Fund)	24,805,734	June 30, 2010
Invesco Balanced-Risk Retirement Now Fund (Pro Forma Combined)	65,703,870	June 30, 2010
Note 3 — Pro Forma Adjustments
The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on the first day of the period as disclosed in Note 1. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Administrative services fees (1)	$(50,000)
Professional fees (2)	(34,839)
Trustees’ and officers fees and benefits (3)	(14,600)
Fee waiver and/or expense reimbursement (4)	99,992

(1)	Administrative services fees were adjusted to eliminate the duplicative costs of administering two funds pursuant to the master administrative services agreement for the Target Fund and the Acquiring Fund.

(2)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(3)	Trustees’ and officer’s fees and benefits were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

(4)	Fee waiver and/or expense reimbursement has been adjusted to reflect the contractual agreement by Invesco Advisers, Inc., the Acquiring Fund’s investment adviser (the “Adviser”), to waive advisory fees and/or reimburse expenses through at least June 30, 2013 as part of the contractual expense limitation agreement of the Acquiring Fund. Upon closing of the Reorganization, the Adviser has contractually agreed through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares to 0.25%, 0.25%, 1.00%, 1.00%, 1.00%, 0.50%, 0.50%, 0.00% and 0.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
No significant accounting policies will change as a result of the reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code.

Note 4 — Reorganization Costs
The Target Fund is expected to incur an estimated $40,000 in reorganization costs. These costs represent the estimated non recurring expense of the Target Fund carrying out its obligations under the Plan and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed reorganization. Invesco will bear 100% of these costs for the Target Fund. The Acquiring Fund is expected to incur approximately $30,000 of expenses in connection with the Reorganization and will bear 100% of these costs and expenses. The pro forma financial information has not been adjusted for any costs related to the reorganization.
Note 5 — Accounting Survivor
The Acquiring Fund has been determined to be the accounting survivor. The portfolio management team, portfolio composition strategies, and investment objective, policies and restrictions of the surviving fund will be those of the Acquiring Fund.
Note 6 — Capital Loss Carryforward
At December 31, 2009, the Target Fund had a capital loss carryforward of approximately $23,195. At December 31, 2009, the Acquiring Fund had a capital loss carryforward of approximately $11,086. For additional information regarding capital loss limitations, please see the section entitled Federal Income Tax Consequences in the Proxy Statement/Prospectus filed on Form N-14 with the Securities and Exchange Commission.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

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YOU MAY RECEIVE MULTIPLE PROXY KITS IN SEPARATE ENVELOPES OR SEVERAL CARDS WITHIN ONE
ENVELOPE. IT IS IMPORTANT THAT YOU RECORD A SEPARATE VOTE FOR EACH PROXY CARD.
Please detach at perforation before mailing.

INVESCO MODERATE GROWTH ALLOCATION FUND (the “Target Fund”)
AN INVESTMENT PORTFOLIO OF AIM GROWTH SERIES (INVESCO GROWTH SERIES) (the “Trust”)
PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”)
PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD APRIL 1, 2011
The undersigned hereby appoints Philip A. Taylor, John M. Zerr and Sheri Morris, and any one of them separately, proxies with full power of substitution in each, and hereby authorizes them to represent and to vote, as designated on the reverse of this proxy card, at the Special Meeting of Shareholders on April 1, 2011, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.
NOTE: If you vote by telephone or on the Internet, please do NOT return your proxy card.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity.

Signature

Signature

Date	INV-MGA_22153_012111
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!
Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to Be Held on April 1, 2011.
The Proxy Statement is available at: https://www.proxy-direct.com/inv22153
Please detach at perforation before mailing.
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE PROPOSAL.
TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:  ■

☐ To vote in accordance with the Board recommendations mark this box. No other vote is necessary.

	FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization between each “Target Fund” and Invesco Growth Allocation Fund (the “Acquiring Fund”), a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
	☐	☐	☐
PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.
INV-MGA_22153_012111

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VOTE ON THE INTERNET Log on to: www.proxy-direct.com Follow the on-screen instructions available 24 hours

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VOTE BY MAIL Vote, sign and date your Proxy Card and return it in the postage-paid envelope
YOU MAY RECEIVE MULTIPLE PROXY KITS IN SEPARATE ENVELOPES OR SEVERAL CARDS WITHIN ONE
ENVELOPE. IT IS IMPORTANT THAT YOU RECORD A SEPARATE VOTE FOR EACH PROXY CARD.
Please detach at perforation before mailing.

INVESCO VAN KAMPEN ASSET ALLOCATION GROWTH FUND (the “Target Fund”)
AN INVESTMENT PORTFOLIO OF AIM GROWTH SERIES (INVESCO GROWTH SERIES) (the “Trust”)
PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”)
PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD APRIL 1, 2011
The undersigned hereby appoints Philip A. Taylor, John M. Zerr and Sheri Morris, and any one of them separately, proxies with full power of substitution in each, and hereby authorizes them to represent and to vote, as designated on the reverse of this proxy card, at the Special Meeting of Shareholders on April 1, 2011, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.
NOTE: If you vote by telephone or on the Internet, please do NOT return your proxy card.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity.

Signature

Signature

Date	IVK-AAG_22153_012111
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!
Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to Be Held on April 1, 2011.
The Proxy Statement is available at: https://www.proxy-direct.com/inv22153
Please detach at perforation before mailing.
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE PROPOSAL.
TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:  ■

☐ To vote in accordance with the Board recommendations mark this box. No other vote is necessary.

	FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization between each “Target Fund” and Invesco Growth Allocation Fund (the “Acquiring Fund”), a series of the Trust providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
	☐	☐	☐
PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.
IVK-AAG_22153_012111

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

EASY VOTING OPTIONS:

VOTE ON THE INTERNET Log on to: www.proxy-direct.com Follow the on-screen instructions available 24 hours

VOTE BY TELEPHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date your Proxy Card and return it in the postage-paid envelope
YOU MAY RECEIVE MULTIPLE PROXY KITS IN SEPARATE ENVELOPES OR SEVERAL CARDS WITHIN ONE
ENVELOPE. IT IS IMPORTANT THAT YOU RECORD A SEPARATE VOTE FOR EACH PROXY CARD.
Please detach at perforation before mailing.

INVESCO VAN KAMPEN ASSET ALLOCATION MODERATE FUND (the “Target Fund”)
AN INVESTMENT PORTFOLIO OF AIM GROWTH SERIES (INVESCO GROWTH SERIES) (the “Trust”)
PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”)
PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD APRIL 1, 2011
The undersigned hereby appoints Philip A. Taylor, John M. Zerr and Sheri Morris, and any one of them separately, proxies with full power of substitution in each, and hereby authorizes them to represent and to vote, as designated on the reverse of this proxy card, at the Special Meeting of Shareholders on April 1, 2011, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.
NOTE: If you vote by telephone or on the Internet, please do NOT return your proxy card.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity.

Signature

Signature

Date	IVK-AAM_22153_012111
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!
Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to Be Held on April 1, 2011.
The Proxy Statement is available at: https://www.proxy-direct.com/inv22153
Please detach at perforation before mailing.
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE PROPOSAL.
TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:  ■

☐ To vote in accordance with the Board recommendations mark this box. No other vote is necessary.

	FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization between each “Target Fund” and Invesco Moderate Allocation Fund (the “Acquiring Fund”), a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
	☐	☐	☐
PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.
IVK-AAM_22153_012111

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

EASY VOTING OPTIONS:

VOTE ON THE INTERNET Log on to: www.proxy-direct.com Follow the on-screen instructions available 24 hours

VOTE BY TELEPHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date your Proxy Card and return it in the postage-paid envelope
YOU MAY RECEIVE MULTIPLE PROXY KITS IN SEPARATE ENVELOPES OR SEVERAL CARDS WITHIN ONE
ENVELOPE. IT IS IMPORTANT THAT YOU RECORD A SEPARATE VOTE FOR EACH PROXY CARD.
Please detach at perforation before mailing.

INVESCO CONSERVATIVE ALLOCATION FUND (the “Target Fund”)
AN INVESTMENT PORTFOLIO OF AIM GROWTH SERIES (INVESCO GROWTH SERIES) (the “Trust”)
PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”)
PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD APRIL 1, 2011
The undersigned hereby appoints Philip A. Taylor, John M. Zerr and Sheri Morris, and any one of them separately, proxies with full power of substitution in each, and hereby authorizes them to represent and to vote, as designated on the reverse of this proxy card, at the Special Meeting of Shareholders on April 1, 2011, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.
NOTE: If you vote by telephone or on the Internet, please do NOT return your proxy card.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity.

Signature

Signature

Date	INV-CA_22153_012111
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!
Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to Be Held on April 1, 2011.
The Proxy Statement is available at: https://www.proxy-direct.com/inv22153
Please detach at perforation before mailing.
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE PROPOSAL.
TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:  ■

☐ To vote in accordance with the Board recommendations mark this box. No other vote is necessary.

	FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization between each “Target Fund” and Invesco Moderately Conservative Allocation Fund (the “Acquiring Fund”), a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
	☐	☐	☐
PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.
INV-CA_22153_012111

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

EASY VOTING OPTIONS:

VOTE ON THE INTERNET Log on to: www.proxy-direct.com Follow the on-screen instructions available 24 hours

VOTE BY TELEPHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date your Proxy Card and return it in the postage-paid envelope
YOU MAY RECEIVE MULTIPLE PROXY KITS IN SEPARATE ENVELOPES OR SEVERAL CARDS WITHIN ONE
ENVELOPE. IT IS IMPORTANT THAT YOU RECORD A SEPARATE VOTE FOR EACH PROXY CARD.
Please detach at perforation before mailing.

INVESCO VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND (the “Target Fund”)
AN INVESTMENT PORTFOLIO OF AIM GROWTH SERIES (INVESCO GROWTH SERIES) (the “Trust”)
PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES (the “Board”)
PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD APRIL 1, 2011
The undersigned hereby appoints Philip A. Taylor, John M. Zerr and Sheri Morris, and any one of them separately, proxies with full power of substitution in each, and hereby authorizes them to represent and to vote, as designated on the reverse of this proxy card, at the Special Meeting of Shareholders on April 1, 2011, at 3:00 p.m., Central time, and at any adjournment or postponement thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present. IF THIS PROXY IS SIGNED AND RETURNED WITH NO CHOICE INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.
NOTE: If you vote by telephone or on the Internet, please do NOT return your proxy card.

VOTE VIA THE INTERNET: www.proxy-direct.com VOTE VIA THE TELEPHONE: 1-800-337-3503

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY CARD. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, limited liability company, or partnership, please sign in full entity name and indicate the signer’s position with the entity.

Signature

Signature

Date	IVK-AAC_22153_012111
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT!
Important Notice Regarding the Availability of Proxy Materials
for the Special Meeting of Shareholders to Be Held on April 1, 2011.
The Proxy Statement is available at: https://www.proxy-direct.com/inv22153
Please detach at perforation before mailing.
THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD. THE BOARD RECOMMENDS VOTING “FOR” THE PROPOSAL.
TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example:  ■

☐ To vote in accordance with the Board recommendations mark this box. No other vote is necessary.

	FOR	AGAINST	ABSTAIN
1.
To approve an Agreement and Plan of Reorganization between each “Target Fund” and Invesco Moderately Conservative Allocation Fund (the “Acquiring Fund”), a series of the Trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of each Target Fund by the Acquiring Fund in exchange for shares of a corresponding class of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund.
	☐	☐	☐
PROXIES ARE AUTHORIZED TO VOTE, IN THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT THEREOF.
PLEASE VOTE, SIGN AND DATE THIS PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.
IVK-AAC_22153_012111